Registration No. 333-64751
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]
         Post-Effective Amendment No. 11                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 54                                             [X]

                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington D.C. 20007
                           -------------------------

         Approximate Date of Proposed Public Offering: Continuous.

              It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 1, 2002 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

Equitable Accumulator(R) Plus(SM)

A variable deferred annuity contract



PROSPECTUS DATED MAY 1, 2002

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectuses for each Trust, which contain important information about their portfolios.


--------------------------------------------------------------------------------


WHAT IS THE EQUITABLE ACCUMULATOR(R) Plus(SM)?

Equitable Accumulator(R) Plus(SM) is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options. This contract may not currently be available in all states.





--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond*              o EQ/Balanced
o AXA Premier VIP Health Care*            o EQ/Bernstein Diversified Value
o AXA Premier VIP International Equity*   o EQ/Calvert Socially Responsible*
o AXA Premier VIP Large Cap Core          o EQ/Capital Guardian International
  Equity*                                 o EQ/Capital Guardian Research
o AXA Premier VIP Large Cap Growth*       o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Value*        o EQ/Emerging Markets Equity
o AXA Premier VIP Small/Mid Cap           o EQ/Equity 500 Index
  Growth*                                 o EQ/Evergreen Omega
o AXA Premier VIP Small/Mid Cap Value*    o EQ/FI Mid Cap
o AXA Premier VIP Technology*             o EQ/FI Small/Mid Cap Value
o EQ/Aggressive Stock                     o EQ/High Yield(1)
o EQ/Alliance Common Stock                o EQ/International Equity Index
o EQ/Alliance Global                      o EQ/J.P. Morgan Core Bond
o EQ/Alliance Growth and Income           o EQ/Janus Large Cap Growth
o EQ/Alliance Growth Investors            o EQ/Lazard Small Cap Value
o EQ/Alliance Intermediate Government     o EQ/Marsico Focus*
  Securities*                             o EQ/Mercury Basic Value Equity
o EQ/Alliance International               o EQ/MFS Emerging Growth Companies
o EQ/Alliance Money Market                o EQ/MFS Investors Trust
o EQ/Alliance Premier Growth              o EQ/MFS Research
o EQ/Alliance Quality Bond                o EQ/Putnam Growth & Income Value
o EQ/Alliance Small Cap Growth            o EQ/Putnam International Equity
o EQ/Alliance Technology                  o EQ/Putnam Voyager(2)
o EQ/AXP New Dimensions**                 o EQ/Small Company Index
o EQ/AXP Strategy Aggressive**
--------------------------------------------------------------------------------



*   Subject to state availability.

** Subject to shareholder approval, we anticipate that the EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options (the "replaced options") will be merged into the EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options"), respectively, on or about July 12, 2002. After the merger, the replaced options will no longer be available and any allocation elections to either of them will be considered as allocation elections to the applicable surviving option. We will notify you if the replacements do not take place.

(1) Formerly named, "EQ/Alliance High Yield."

(2) Formerly named, "EQ/Putnam Investors Growth."

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

o An annuity that is an investment vehicle for a qualified defined contribution or defined benefit plan ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").

A contribution of at least $10,000 is required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make. Over time, the amount of the credit may be more than offset by fees and charges associated with the credit.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2002, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.




The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X00287

Contents of this prospectus
--------------------------------------------------------------------------------



EQUITABLE ACCUMULATOR(R) Plus(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
Equitable Accumulator(R) Plus(SM) at a glance -- key features                8

--------------------------------------------------------------------------------
FEE TABLE                                                                   10
--------------------------------------------------------------------------------
Examples                                                                    13

Condensed financial information                                             14



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           15
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        15
Owner and annuitant requirements                                            17
How you can make your contributions                                         17
What are your variable investment options under the contract?               17
Allocating your contributions                                               21
Credits                                                                     21
Guaranteed minimum death benefit                                            21
Your right to cancel within a certain number of days                        23



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        24
--------------------------------------------------------------------------------
Your account value and cash value                                           24
Your contract's value in the variable investment options                    24



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG THE VARIABLE INVESTMENT OPTIONS            25
--------------------------------------------------------------------------------
Transferring your account value                                             25
Disruptive transfer activity                                                25
Dollar cost averaging your account value                                    25
Rebalancing your account value                                              25





----------------------
"We," "our," and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     27
--------------------------------------------------------------------------------
Withdrawing your account value                                              27
How withdrawals are taken from your account value                           28
How withdrawals affect your guaranteed minimum death benefit                28
Loans under rollover TSA contracts                                          28
Surrendering your contract to receive its cash value                        29
When to expect payments                                                     29
Your annuity payout options                                                 29


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     32
--------------------------------------------------------------------------------
Charges that Equitable Life deducts                                         32
Charges that the Trusts deduct                                              33
Group or sponsored arrangements                                             33
Other distribution arrangements                                             34



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 35
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     35
How death benefit payment is made                                           35
Beneficiary continuation option                                             36



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          37
--------------------------------------------------------------------------------
Overview                                                                    37
Buying a contract to fund a retirement arrangement                          37
Transfers among investment options                                          37
Taxation of nonqualified annuities                                          37
Individual retirement arrangements (IRAs)                                   39
Special rules for contracts funding qualified plans                         40
Tax- Sheltered Annuity contracts (TSAs)                                     40
Federal and state income tax withholding and information
      reporting                                                             41
Impact of taxes to Equitable Life                                           42



--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         43
--------------------------------------------------------------------------------
About Separate Account No. 45 and Separate Account No. 49                   43
About the Trusts                                                            43
About the general account                                                   43
About other methods of payment                                              43
Dates and prices at which contract events occur                             44
About your voting rights                                                    44
About legal proceedings                                                     45
About our independent accountants                                           45
Financial statements                                                        45
Transfers of ownership, collateral assignments, loans
      and borrowing                                                         45
Distribution of the contracts                                               45

--------------------------------------------------------------------------------
9. INVESTMENT PERFORMANCE                                                   47
--------------------------------------------------------------------------------
Communicating performance data                                              50



--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1
II -- Purchase considerations for QP contracts                             B-1
III -- Guaranteed minimum death benefit example                            C-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.





                                         PAGE

   account value                           24
   annuitant                               15
   annuity payout options                  29
   beneficiary                             35
   business day                            44
   cash value                              24
   contract date                            9
   contract date anniversary                9
   contract year                            9
   contributions to Roth IRAs   `          39
      regular contributions                39
      rollover and direct transfers        40
      conversion contributions             40
   contributions to traditional IRAs       39
      regular contributions                39
      rollovers and transfers              40
   credit                                  21
   disruptive transfer activity            25
   EQAccess                                 6
   ERISA                                   28
   guaranteed minimum death benefit        21


                                         PAGE
   IRA                                  cover
   IRS                                     37
   market timing                           25
   NQ                                   cover
   participant                             17
   portfolio                            cover
   processing office                        6
   QP                                   cover
   Rollover IRA                         cover
   Rollover TSA                         cover
   Roth Conversion IRA                  cover
   Roth IRA                                39
   SAI                                  cover
   SEC                                  cover
   TOPS                                     6
   TSA                                     40
   traditional IRA                         39
   Trusts                               cover
   unit                                    24
   variable investment options             17



To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.




-------------------------------------------------------------------------------
 PROSPECTUS                      CONTRACT OR SUPPLEMENTAL MATERIALS
-------------------------------------------------------------------------------
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  unit                          Accumulation Unit
-------------------------------------------------------------------------------

4 Index of key words and phrases

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.



                                                       Who is Equitable Life?  5

HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R) Plus(SM)
P.O. Box 13014
Newark, NJ 07188-0014



--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R) Plus(SM)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094



--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator(R) Plus(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator(R) Plus(SM)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year.



--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options;

o change your personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our web site at http:// www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).




--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1) authorization for telephone transfers by your financial professional (available to clients of AXA Distributors only);


(2) conversion of a traditional IRA to a Roth Conversion IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

6  Who is Equitable Life?

(7) requests for withdrawals or surrenders from Rollover TSA contracts;

(8) tax withholding elections;

(9) election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;


(11) certain section 1035 exchanges; and

(12) direct transfers.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between variable investment options;

(4) contract surrender and withdrawal requests; and

(5) death claims.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) dollar cost averaging;

(3) rebalancing;

(4) substantially equal withdrawals;

(5) systematic withdrawals; and

(6) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners all must sign.


                                                       Who is Equitable Life?  7

Equitable Accumulator(R) Plus(SM) at a glance -- key features


--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   Equitable Accumulator(R) Plus' variable investment options invest in different portfolios managed by
MANAGEMENT                professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES            o On earnings inside the    No tax until you make withdrawals from your contract or receive annuity
                            contract                  payments.

                          o On transfers inside the   No tax on transfers among variable investment options.
                            contract
                          ----------------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), Tax Sheltered
                          Annuity (TSA)or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code.
                          Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," later in this Prospectus and in the SAI.)
------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      o Initial minimum:          $10,000

                          o Additional minimum:       $ 1,000
                                                      $100 monthly and $300 quarterly under our automatic investment program
                                                      (NQ contracts)
                          ----------------------------------------------------------------------------------------------------------
                          Maximum contribution limitations may apply.
------------------------------------------------------------------------------------------------------------------------------------
CREDIT                    We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The amount of credit may be up to 6% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      o Lump sum withdrawals

                          o Several withdrawal options on a periodic basis

                          o Loans under Rollover TSA contracts

                          o Contract surrender

                          You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                          You may also incur income tax and a tax penalty.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS            o Fixed annuity payout options

                          o Variable Immediate Annuity payout options

                          o Income Manager(R) payout options
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES       o Guaranteed minimum death benefit

                          o Dollar cost averaging

                          o Automatic investment program

                          o Account value rebalancing (quarterly, semiannually and annually)

                          o Free transfers

                          o Waiver of withdrawal charge for disability, terminal illness or confinement to a nursing home

                          o Protection Plus, an optional death benefit available under certain contracts (subject to state availability)
------------------------------------------------------------------------------------------------------------------------------------


8 Equitable Accumulator(R) Plus(SM) at a glance -- key features

FEES AND CHARGES       o Daily charges on amounts invested in the variable investment options for mortality and expense risks, administrative and distribution charges at a current annual rate of 1.60%.

                       o Annual 0.20% Protection Plus charge for this optional death benefit.

                       o No sales charge deducted at the time you make contributions and no annual contract fee.

                       o During the first eight contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value on the most recent contract date anniversary to calculate the 15% amount available. The charge is 8% in each of the first two contract years following a contribution. It declines by 1% each year in the third to eighth contract year following a contribution. There is no withdrawal charge in the ninth and later contract years following a contribution.
                         -----------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                         -----------------------------------------------------------------------------------------------------------
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                       o We deduct a $350 annuity administrative fee from amounts applied to the Variable Immediate Annuity payout options.

                       o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.20% annually,
                         12b-1 fees of 0.25% annually and other expenses.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES   NQ: 0-80
                       Rollover IRA, Roth Conversion
                       IRA Rollover TSA: 20-78
                       QP: 20-70
------------------------------------------------------------------------------------------------------------------------------------



THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES, RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.


For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.



                 Equitable Accumulator(R) Plus(SM) at a glance -- key features 9

Fee table

--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.





----------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------
Mortality and expense risks(1)                                          1.10%*
Administrative                                                          0.25%
Distribution                                                            0.25%
                                                                       ------
Total annual expenses                                                   1.60%
----------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Withdrawal charge as a percentage of contributions* (deducted if you   Contract year
surrender your contract or make certain withdrawals. The withdrawal    1............................. 8.00%
charge percentage we use is determined by the contract year in which   2..............................8.00%
you make the withdrawal or surrender your contract. For each contri-   3..............................7.00%
bution, we consider the contract year in which we receive that         4..............................6.00%
contribution to be "contract year 1")(2)                               5..............................5.00%
                                                                       6..............................4.00%
                                                                       7..............................3.00%
                                                                       8..............................2.00%
                                                                       9+.............................0.00%

Charge if you elect a Variable Immediate Annuity payout option         $350
----------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT THE OPTIONAL BENEFIT
----------------------------------------------------------------------------------------------------------
PROTECTION PLUS BENEFIT CHARGE (calculated as a percentage of the
account value. Deducted annually on each contract date anniversary)    0.20  %
----------------------------------------------------------------------------------------------------------



* These charges compensate us for certain risks we assume and expenses we incur under the contract. They also compensate us for the expense associated with the credit. We expect to make a profit from these charges.



10 Fee table

THE TRUSTS' ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                NET
                                                                                                          TOTAL ANNUAL
                                                   MANAGEMENT FEES                      OTHER EXPENSES   EXPENSES (AFTER
                                                   (AFTER EXPENSE                       (AFTER EXPENSE       EXPENSE
 PORTFOLIO NAME                                    LIMITATION)(3)      12B-1 FEES(4)    LIMITATION)(5)   LIMITATION)(6)
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.00%              0.25%             0.70%             0.95%
AXA Premier VIP Health Care                      0.44%              0.25%             1.16%             1.85%
AXA Premier VIP International Equity             0.62%              0.25%             0.93%             1.80%
AXA Premier VIP Large Cap Core Equity            0.17%              0.25%             0.93%             1.35%
AXA Premier VIP Large Cap Growth                 0.31%              0.25%             0.79%             1.35%
AXA Premier VIP Large Cap Value                  0.08%              0.25%             1.02%             1.35%
AXA Premier VIP Small/Mid Cap Growth             0.42%              0.25%             0.93%             1.60%
AXA Premier VIP Small/Mid Cap Value              0.20%              0.25%             1.15%             1.60%
AXA Premier VIP Technology                       0.58%              0.25%             1.02%             1.85%
-----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.61%              0.25%             0.08%             0.94%
EQ/Alliance Common Stock                         0.46%              0.25%             0.07%             0.78%
EQ/Alliance Global                               0.73%              0.25%             0.12%             1.10%
EQ/Alliance Growth and Income                    0.57%              0.25%             0.06%             0.88%
EQ/Alliance Growth Investors                     0.57%              0.25%             0.06%             0.88%
EQ/Alliance Intermediate Government Securities   0.50%              0.25%             0.12%             0.87%
EQ/Alliance International                        0.85%              0.25%             0.25%             1.35%
EQ/Alliance Money Market                         0.33%              0.25%             0.07%             0.65%
EQ/Alliance Premier Growth                       0.84%              0.25%             0.06%             1.15%
EQ/Alliance Quality Bond                         0.53%              0.25%             0.07%             0.85%
EQ/Alliance Small Cap Growth                     0.75%              0.25%             0.06%             1.06%
EQ/Alliance Technology                           0.82%              0.25%             0.08%             1.15%
EQ/AXP New Dimensions                            0.00%              0.25%             0.70%             0.95%
EQ/AXP Strategy Aggressive                       0.00%              0.25%             0.75%             1.00%
EQ/Balanced                                      0.57%              0.25%             0.08%             0.90%
EQ/Bernstein Diversified Value                   0.61%              0.25%             0.09%             0.95%
EQ/Calvert Socially Responsible                  0.00%              0.25%             0.80%             1.05%
EQ/Capital Guardian International                0.66%              0.25%             0.29%             1.20%
EQ/Capital Guardian Research                     0.55%              0.25%             0.15%             0.95%
EQ/Capital Guardian U.S. Equity                  0.59%              0.25%             0.11%             0.95%
EQ/Emerging Markets Equity                       0.87%              0.25%             0.68%             1.80%
EQ/Equity 500 Index                              0.25%              0.25%             0.06%             0.56%
EQ/Evergreen Omega                               0.00%              0.25%             0.70%             0.95%
EQ/FI Mid Cap                                    0.48%              0.25%             0.27%             1.00%
EQ/FI Small/Mid Cap Value                        0.74%              0.25%             0.11%             1.10%
EQ/High Yield                                    0.60%              0.25%             0.07%             0.92%
EQ/International Equity Index                    0.35%              0.25%             0.50%             1.10%
EQ/J.P. Morgan Core Bond                         0.44%              0.25%             0.11%             0.80%
EQ/Janus Large Cap Growth                        0.76%              0.25%             0.14%             1.15%
EQ/Lazard Small Cap Value                        0.72%              0.25%             0.13%             1.10%
EQ/Marsico Focus                                 0.00%              0.25%             0.90%             1.15%
EQ/Mercury Basic Value Equity                    0.60%              0.25%             0.10%             0.95%
EQ/MFS Emerging Growth Companies                 0.63%              0.25%             0.09%             0.97%
EQ/MFS Investors Trust                           0.58%              0.25%             0.12%             0.95%
EQ/MFS Research                                  0.63%              0.25%             0.07%             0.95%
EQ/Putnam Growth & Income Value                  0.57%              0.25%             0.13%             0.95%
EQ/Putnam International Equity                   0.71%              0.25%             0.29%             1.25%
EQ/Putnam Voyager                                0.62%              0.25%             0.08%             0.95%
EQ/Small Company Index                           0.25%              0.25%             0.35%             0.85%
-----------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) A portion of this charge is for providing the guaranteed minimum death benefit.

(2) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount and upon surrender of a contract.


(3) The management fees for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (6) for any expense limitation agreement information.



                                                                    Fee table 11

(4) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001, thus, "Other Expenses" shown are estimated. See footnote (6) for any expense limitation agreement information.

(6) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.







--------------------------------------------------------------------------------
                                           MANAGEMENT        OTHER EXPENSES
                                       FEES (BEFORE ANY    (BEFORE ANY FEE
                                          FEE WAIVERS       WAIVERS AND/OR
                                        AND/OR EXPENSE         EXPENSE
 PORTFOLIO NAME                         REIMBURSEMENTS)    REIMBURSEMENTS)
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------
AXA Premier VIP Core Bond             0.60%              0.84%
AXA Premier VIP Health Care           1.20%              1.16%
AXA Premier VIP International
Equity                                1.05%              0.93%
AXA Premier VIP Large Cap Core
Equity                                0.90%              0.93%
AXA Premier VIP Large Cap Growth      0.90%              0.79%
AXA Premier VIP Large Cap Value       0.90%              1.02%
AXA Premier VIP Small/Mid Cap
Growth                                1.10%              0.93%
AXA Premier VIP Small/Mid Cap
Value                                 1.10%              1.15%
AXA Premier VIP Technology            1.20%              1.02%
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth            0.90%              0.06%
EQ/Alliance Technology                0.90%              0.08%
EQ/AXP New Dimensions                 0.65%              1.06%
EQ/AXP Strategy Aggressive            0.70%              0.77%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                           MANAGEMENT        OTHER EXPENSES
                                       FEES (BEFORE ANY    (BEFORE ANY FEE
                                          FEE WAIVERS       WAIVERS AND/OR
                                        AND/OR EXPENSE         EXPENSE
 PORTFOLIO NAME                         REIMBURSEMENTS)    REIMBURSEMENTS)
--------------------------------------------------------------------------------
EQ/Bernstein Diversified Value        0.65%              0.09%
EQ/Calvert Socially Responsible       0.65%              1.46%
EQ/Capital Guardian International     0.85%              0.29%
EQ/Capital Guardian Research          0.65%              0.15%
EQ/Capital Guardian U.S. Equity       0.65%              0.11%
EQ/Emerging Markets Equity            1.15%              0.68%
EQ/Evergreen Omega                    0.65%              0.99%
EQ/FI Mid Cap                         0.70%              0.27%
EQ/FI Small/Mid Cap Value             0.75%              0.11%
EQ/International Equity Index         0.35%              0.50%
EQ/J.P. Morgan Core Bond              0.45%              0.11%
EQ/Janus Large Cap Growth             0.90%              0.14%
EQ/Lazard Small Cap Value             0.75%              0.13%
EQ/Marsico Focus                      0.90%              2.44%
EQ/MFS Investors Trust                0.60%              0.12%
EQ/MFS Research                       0.65%              0.07%
EQ/Putnam Growth & Income Value       0.60%              0.13%
EQ/Putnam International Equity        0.85%              0.29%
EQ/Putnam Voyager                     0.65%              0.08%
--------------------------------------------------------------------------------


12  Fee table

EXAMPLES
The examples below show the expenses that a hypothetical contract owner (who has elected Protection Plus) would pay in the situation illustrated. We assume that a $1,000 contribution plus a $40 credit (which may be subject to recovery) is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Since the Protection Plus feature only applies under certain contracts, expenses would be lower for contracts that do not have this feature.


The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of the Trusts in the table, above, for the entire one, three, five and ten year periods included in the examples.

The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The amount accumulated from the $1,000 contribution plus the $40 credit could not be paid in the form of an annuity payout option at the end of any of the periods shown in the




---------------------------------------------------------------------------------------------------------
                                                     IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                         OF EACH PERIOD SHOWN, THE EXPENSES
                                                                     WOULD BE:
                                                ---------------------------------------------------------
                                                     1 YEAR      3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 111.12     $ 165.25     $ 211.98     $ 340.89
AXA Premier VIP Health Care                      $ 120.95     $ 194.16     $ 259.15     $ 429.64
AXA Premier VIP International Equity             $ 120.40     $ 192.57     $ 256.58     $ 424.93
AXA Premier VIP Large Cap Core Equity            $ 115.49     $ 178.17     $ 233.17     $ 381.36
AXA Premier VIP Large Cap Growth                 $ 115.49     $ 178.17     $ 233.17     $ 381.36
AXA Premier VIP Large Cap Value                  $ 115.49     $ 178.17     $ 233.17     $ 381.36
AXA Premier VIP Small/Mid Cap Growth             $ 118.22     $ 186.19     $ 246.23     $ 405.81
AXA Premier VIP Small/Mid Cap Value              $ 118.22     $ 186.19     $ 246.23     $ 405.81
AXA Premier VIP Technology                       $ 120.95     $ 194.16     $ 259.15     $ 429.64
EQ/Aggressive Stock                              $ 111.01     $ 164.93     $ 211.45     $ 339.86
EQ/Alliance Common Stock                         $ 109.27     $ 159.73     $ 202.87     $ 323.19
EQ/Alliance Global                               $ 112.76     $ 170.11     $ 219.97     $ 356.26
EQ/Alliance Growth and Income                    $ 110.36     $ 162.98     $ 208.24     $ 333.64
EQ/Alliance Growth Investors                     $ 110.36     $ 162.98     $ 208.24     $ 333.64
EQ/Alliance Intermediate Government Securities   $ 110.25     $ 162.66     $ 207.70     $ 332.60
EQ/Alliance International                        $ 115.49     $ 178.17     $ 233.17     $ 381.36
EQ/Alliance Money Market                         $ 107.85     $ 155.49     $ 195.85     $ 309.44
EQ/Alliance Premier Growth                       $ 113.31     $ 171.72     $ 222.63     $ 361.33
EQ/Alliance Quality Bond                         $ 110.03     $ 162.01     $ 206.63     $ 330.52
EQ/Alliance Small Cap Growth                     $ 112.32     $ 168.82     $ 217.85     $ 352.19
EQ/Alliance Technology                           $ 113.31     $ 171.72     $ 222.63     $ 361.33
EQ/AXP New Dimensions                            $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/AXP Strategy Aggressive                       $ 111.67     $ 166.87     $ 214.65     $ 346.04
EQ/Balanced                                      $ 110.58     $ 163.63     $ 209.31     $ 335.72
EQ/Bernstein Diversified Value                   $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Calvert Socially Responsible                  $ 112.21     $ 168.49     $ 217.32     $ 351.17
EQ/Capital Guardian International                $ 113.85     $ 173.34     $ 225.27     $ 366.38
EQ/Capital Guardian Research                     $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Capital Guardian U.S. Equity                  $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Emerging Markets Equity                       $ 120.40     $ 192.57     $ 256.58     $ 424.93
EQ/Equity 500 Index                              $ 106.86     $ 152.55     $ 190.97     $ 299.81
EQ/Evergreen Omega                               $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/FI Mid Cap                                    $ 111.67     $ 166.87     $ 214.65     $ 346.04
EQ/FI Small/Mid Cap Value                        $ 112.76     $ 170.11     $ 219.97     $ 356.26
EQ/High Yield                                    $ 110.79     $ 164.28     $ 210.38     $ 337.79
EQ/International Equity Index                    $ 112.76     $ 170.11     $ 219.97     $ 356.26
EQ/J.P. Morgan Core Bond                         $ 109.48     $ 160.38     $ 203.94     $ 325.29
EQ/Janus Large Cap Growth                        $ 113.31     $ 171.72     $ 222.63     $ 361.33
EQ/Lazard Small Cap Value                        $ 112.76     $ 170.11     $ 219.97     $ 356.26
EQ/Marsico Focus                                 $ 113.31     $ 171.72     $ 222.63     $ 361.33
EQ/Mercury Basic Value Equity                    $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/MFS Emerging Growth Companies                 $ 111.34     $ 165.90     $ 213.05     $ 342.96
EQ/MFS Investors Trust                           $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/MFS Research                                  $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Putnam Growth & Income Value                  $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Putnam International Equity                   $ 114.40     $ 174.95     $ 227.91     $ 371.40
EQ/Putnam Voyager                                $ 111.12     $ 165.25     $ 211.98     $ 340.89
EQ/Small Company Index                           $ 110.03     $ 162.01     $ 206.63     $ 330.52
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                        THE END OF EACH PERIOD SHOWN, THE
                                                                EXPENSES WOULD BE:
                                                ---------------------------------------------------------
                                                    1 YEAR     3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        $ 31.12     $  95.25   $ 161.98     $ 340.89
AXA Premier VIP Health Care                      $ 40.95     $ 124.16   $ 209.15     $ 429.64
AXA Premier VIP International Equity             $ 40.40     $ 122.57   $ 206.58     $ 424.93
AXA Premier VIP Large Cap Core Equity            $ 35.49     $ 108.17   $ 183.17     $ 381.36
AXA Premier VIP Large Cap Growth                 $ 35.49     $ 108.17   $ 183.17     $ 381.36
AXA Premier VIP Large Cap Value                  $ 35.49     $ 108.17   $ 183.17     $ 381.36
AXA Premier VIP Small/Mid Cap Growth             $ 38.22     $ 116.19   $ 196.23     $ 405.81
AXA Premier VIP Small/Mid Cap Value              $ 38.22     $ 116.19   $ 196.23     $ 405.81
AXA Premier VIP Technology                       $ 40.95     $ 124.16   $ 209.15     $ 429.64
EQ/Aggressive Stock                              $ 31.01     $  94.93   $ 161.45     $ 339.86
EQ/Alliance Common Stock                         $ 29.27     $  89.73   $ 152.87     $ 323.19
EQ/Alliance Global                               $ 32.76     $ 100.11   $ 169.97     $ 356.26
EQ/Alliance Growth and Income                    $ 30.36     $  92.98   $ 158.24     $ 333.64
EQ/Alliance Growth Investors                     $ 30.36     $  92.98   $ 158.24     $ 333.64
EQ/Alliance Intermediate Government Securities   $ 30.25     $  92.66   $ 157.70     $ 332.60
EQ/Alliance International                        $ 35.49     $ 108.17   $ 183.17     $ 381.36
EQ/Alliance Money Market                         $ 27.85     $  85.49   $ 145.85     $ 309.44
EQ/Alliance Premier Growth                       $ 33.31     $ 101.72   $ 172.63     $ 361.33
EQ/Alliance Quality Bond                         $ 30.03     $  92.01   $ 156.63     $ 330.52
EQ/Alliance Small Cap Growth                     $ 32.32     $  98.82   $ 167.85     $ 352.19
EQ/Alliance Technology                           $ 33.31     $ 101.72   $ 172.63     $ 361.33
EQ/AXP New Dimensions                            $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/AXP Strategy Aggressive                       $ 31.67     $  96.87   $ 164.65     $ 346.04
EQ/Balanced                                      $ 30.58     $  93.63   $ 159.31     $ 335.72
EQ/Bernstein Diversified Value                   $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Calvert Socially Responsible                  $ 32.21     $  98.49   $ 167.32     $ 351.17
EQ/Capital Guardian International                $ 33.85     $ 103.34   $ 175.27     $ 366.38
EQ/Capital Guardian Research                     $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Capital Guardian U.S. Equity                  $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Emerging Markets Equity                       $ 40.40     $ 122.57   $ 206.58     $ 424.93
EQ/Equity 500 Index                              $ 26.86     $  82.55   $ 140.97     $ 299.81
EQ/Evergreen Omega                               $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/FI Mid Cap                                    $ 31.67     $  96.87   $ 164.65     $ 346.04
EQ/FI Small/Mid Cap Value                        $ 32.76     $ 100.11   $ 169.97     $ 356.26
EQ/High Yield                                    $ 30.79     $  94.28   $ 160.38     $ 337.79
EQ/International Equity Index                    $ 32.76     $ 100.11   $ 169.97     $ 356.26
EQ/J.P. Morgan Core Bond                         $ 29.48     $  90.38   $ 153.94     $ 325.29
EQ/Janus Large Cap Growth                        $ 33.31     $ 101.72   $ 172.63     $ 361.33
EQ/Lazard Small Cap Value                        $ 32.76     $ 100.11   $ 169.97     $ 356.26
EQ/Marsico Focus                                 $ 33.31     $ 101.72   $ 172.63     $ 361.33
EQ/Mercury Basic Value Equity                    $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/MFS Emerging Growth Companies                 $ 31.34     $  95.90   $ 163.05     $ 342.96
EQ/MFS Investors Trust                           $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/MFS Research                                  $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Putnam Growth & Income Value                  $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Putnam International Equity                   $ 34.40     $ 104.95   $ 177.91     $ 371.40
EQ/Putnam Voyager                                $ 31.12     $  95.25   $ 161.98     $ 340.89
EQ/Small Company Index                           $ 30.03     $  92.01   $ 156.63     $ 330.52
---------------------------------------------------------------------------------------------------------


                                                                      Fee table
13

(1) The amount accumulated from the $1,000 contribution plus the $40 credit could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money" later in this Prospectus.



IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:


Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the examples for "if you do not surrender your contract" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses" later in this Prospectus.



CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2001.



14 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum initial contribution of $10,000 for you to purchase a contract. You may make additional contributions of at least $1,000 each, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                   AVAILABLE
                  FOR ANNUITANT                                                   LIMITATIONS ON
 CONTRACT TYPE    ISSUE AGES       SOURCE OF CONTRIBUTIONS                       CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
NQ                0 through 80    o After-tax money.                             o No additional contributions after age 81.

                                  o Paid to us by check or transfer of contract
                                    value in a tax-deferred exchange under
                                    Section 1035 of the Internal Revenue
                                    Code.
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA      20 through 78   o Eligible rollover distributions from TSA     o No contributions after age 79.
                                    contracts or other 403(b) arrangements,
                                    qualified plans, and governmental EDC        o Contributions after age 70-1/2 must be net of
                                    plans.                                         required minimum distributions.

                                  o Rollovers from another traditional indi-     o Although we accept regular IRA contribu-
                                    tions (limited to $3,000 for the calendar      year 2002) under Rollover IRA contracts, we
                                    vidual retirement arrangement.                 intend that this contract be used primarily
                                                                                   for rollover and direct transfer contributions.
                                  o Direct custodian-to-custodian transfers
                                    from another traditional individual retire-  o Additional catch-up contributions totaling
                                    ment arrangement.                              up to $500 can be made for the calendar
                                                                                   year 2002 where the owner is at least age
                                  o Regular IRA contributions.                     50 but under age 70-1/2 at any time during
                                                                                   2002.
                                  o For the calendar year 2002 and later, addi-
                                    tional "catch-up" contributions.

------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 78   o Rollovers from another Roth IRA.             o No additional rollover or direct transfer
IRA                                                                                contributions after age 79.
                                  o Conversion rollovers from a traditional
                                    IRA.                                         o Conversion rollovers after age 70-1/2 must be
                                                                                   net of required minimum distributions for
                                  o Direct transfers from another Roth IRA.        the traditional IRA you are rolling over.

                                  o Regular Roth IRA contributions.              o You cannot roll over funds from a traditional
                                                                                   IRA if your adjusted gross income is
                                  o For the calendar year 2002 and later, addi-    $100,000 or more.
                                    tional catch-up contributions.
                                                                                 o Although we accept regular Roth IRA con-
                                                                                   tributions (limited to $3,000 for the
                                                                                   calendar year 2002) under Roth IRA con-
                                                                                   tracts, we intend that this contract be used
                                                                                   primarily for rollover and direct transfer
                                                                                   contributions.

                                                                                 o Additional catch-up contributions totalling
                                                                                   up to $500 can be made for the calendar
                                                                                   year 2002 where the owner is at least age
                                                                                   50 at any time during 2002.
------------------------------------------------------------------------------------------------------------------------------------


                                              Contract features and benefits 15

------------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                 FOR ANNUITANT                                                         LIMITATIONS ON
CONTRACT TYPE   ISSUE AGES              SOURCE OF CONTRIBUTIONS                        CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA     20 through 78     o Direct transfers of pre-tax funds from      o Additional rollover or direct transfer contri-
                                     another contract or arrangement under         butions may be made up to age 79.
                                     Section 403(b) of the Internal Revenue
                                     Code, complying with IRS Revenue Ruling     o Rollover or direct transfer contributions
                                     90-24.                                        age 70-1/2 must be net of any required mini-
                                                                                   mum distributions.
                                  o Eligible rollover distributions of pre-tax
                                    funds from other 403(b) plans, qualified     o Employer-remitted contributions are not
                                    plans, governmental EDC plans and tradi-       permitted.
                                    tional IRAs.
------------------------------------------------------------------------------------------------------------------------------------
QP               20 through 70    o Only transfer contributions from an exist-   o Regular ongoing payroll contributions are
                                    ing qualified plan trust as a change of        not permitted.
                                    investment vehicle under the plan.
                                                                                 o Only one additional transfer contribution
                                  o The plan must be qualified under Section       may be made during a contract year.
                                    401(a) of the Internal Revenue Code.
                                                                                 o No additional transfer contributions after
                                  o For 401(k) plans, transferred contributions    age 71.
                                    may only include employee pre-tax
                                    contributions.                               o For defined benefit plans, employee contri-
                                                                                   butions are not permitted and we will not
                                                                                   accept contributions that fund more than
                                                                                   80% of the actuarial value of the plan
                                                                                   participant/employee's normal retirement
                                                                                   benefit.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------



See "Tax information" later in this Prospectus and in the SAI for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator(R) Plus(SM) contracts with the same annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.



16 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

--------------------------------------------------------------------------------
A participant is an individual who is currently, or was formerly, participating in an eligible employer's qualified plan or TSA plan.

--------------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We may also apply contributions made pursuant to a 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR VARIABLE INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options.
--------------------------------------------------------------------------------



                                              Contract features and benefits  17

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) Plus.SM These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
PORTFOLIO NAME                          OBJECTIVE                               ADVISER(S)
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond*              Seeks a balance of a high current       BlackRock Advisors, Inc.
                                        income and capital                      Pacific Investment Management Company LLC
                                        appreciation consistent with a
                                        prudent level of risk
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care*            Long-term growth of capital             AIM Capital Management, Inc.
                                                                                Dresdner RCM Global Investors LLC
                                                                                Wellington Management Company, LLC
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International           Long-term growth of capital             Alliance Capital Management L.P., through its
 Equity*                                                                        Bernstein Investment Research and
                                                                                Management Unit
                                                                                Bank of Ireland Asset Management (U.S.)
                                                                                Limited
                                                                                OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core          Long-term growth of capital             Alliance Capital Management L.P., through its
 Equity*                                                                        Bernstein Investment Research and
                                                                                Management Unit
                                                                                Janus Capital Management LLC
                                                                                Thornburg Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap               Long-term growth of capital             Alliance Capital Management L.P.
 Growth*                                                                        Dresdner RCM Global Investors LLC
                                                                                TCW Investment Management Company
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value*        Long-term growth of capital             Alliance Capital management L.P.
                                                                                Institutional Capital Corporation
                                                                                MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap           Long-term growth of capital             Alliance Capital Management L.P.
 Growth*                                                                        MFS Investment Management
                                                                                RS Investment Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap           Long-term growth of capital             AXA Rosenberg Investment Management LLC
 Value*                                                                         The Boston Company Asset Management LLC
                                                                                TCW Investment Management Company
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology*             Long-term growth of capital             Alliance Capital Management L.P.
                                                                                Dresdner RCM Global Investors LLC
                                                                                Firsthand Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
 PORTFOLIO NAME                          OBJECTIVE                              ADVISER(S)
----------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                     Seeks to achieve long-term growth of    Alliance Capital Management L.P.
                                        capital                                 Marsico Capital Management, LLC
                                                                                MFS Investment Management
                                                                                Provident Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                Seeks to achieve long-term growth of    Alliance Capital Management L.P.
                                        capital and
                                        increased income
----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                      Seeks long-term growth of capital       Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

PORTFOLIOS OF THE TRUSTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                     OBJECTIVE                                                ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------

EQ/Alliance Growth and Income       Seeks to provide a high total return                    Alliance Capital Management L.P
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors        Seeks to achieve the highest total return consistent    Alliance Capital Management L.P.
                                    with the Adviser's determination of reasonable risk
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate            Seeks to achieve high current income consistent         Alliance Capital Management L.P.
 Government Securities*             with relative stability of principal
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International           Seeks long-term growth of capital                       Alliance Capital Management L.P.
                                                                                            (including through its Bernstein
                                                                                            Investment Research and Management Unit)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market            Seeks to obtain a high level of current income,         Alliance Capital Management L.P.
                                    preserve its assets and maintain liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth          Seeks long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond            Seeks to achieve high current income consistent          Alliance Capital Management L.P.
                                    with moderate risk of capital
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth        Seeks to achieve long-term growth of capital             Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology              Seeks to achieve growth of capital. Current              Alliance Capital Management L.P.
                                    income is incidental to the Portfolio's objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions               Seeks long-term growth of capital                        American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive          Seeks long-term growth of capital                        American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                         Seeks to achieve a high return through both              Alliance Capital Management L.P.
                                    appreciation of capital and current income               Capital Guardian Trust Company
                                                                                             Jennison Associates LLC
                                                                                             Prudential Investments LLC
                                                                                             Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value      Seeks capital appreciation                               Alliance Capital Management L.P.,
                                                                                             through its Bernstein Investment
                                                                                             Research and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible*    Seeks long-term capital appreciation                     Calvert Asset Management Company, Inc.
                                                                                             Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International   Seeks long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research        Seeks long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity     Seeks long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity          Seeks long-term capital appreciation                     Morgan Stanley Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                 Seeks a total return before expenses that approximates   Alliance Capital Management L.P.
                                    the total return performance of the S&P 500 Index,
                                    including reinvestment of dividends, at a risk level
                                    consistent with that of the S&P 500 Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                  Seeks long-term capital growth                           Evergreen Investment Management
                                                                                             Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                       Seeks long-term growth of capital                        Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value           Seeks long-term capital appreciation                     Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                       Seeks to achieve a high total return through a combina-  Alliance Capital Management L.P.
                                    tion of current income and capital appreciation

------------------------------------------------------------------------------------------------------------------------------------


                                              Contract features and benefits 19

PORTFOLIOS OF THE TRUSTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                     OBJECTIVE                                                ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index    Seeks to replicate as closely as possible (before deduc-    Deutsche Asset Management Inc.
                                 tion of Portfolio expenses) the total return of the MSCI
                                 EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond         Seeks to provide a high total return consistent with mod-   J.P. Morgan Investment Management, Inc.
                                 erate risk of capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth        Seeks long-term growth of capital                           Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value        Seeks capital appreciation                                  Lazard Asset Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus*                Seeks to achieve long-term growth of capital                Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity    Seeks capital appreciation and secondarily, income          Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth           Seeks to provide long-term capital growth                   MFS Investment Management
 Companies
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust           Seeks long-term growth of capital with a secondary          MFS Investment Management
                                 objective to seek reasonable current income
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                  Seeks to provide long-term growth of capital and future     MFS Investment Management
                                 income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income        Seeks capital growth. Current income is a secondary         Putnam Investment Management, LLC
 Value                           objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity   Seeks capital appreciation                                  Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                Seeks long-term growth of capital and any increased         Putnam Investment Management, LLC
                                 income that results from this growth
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index           Seeks to replicate as closely as possible (before deduc-    Deutsche Asset Management Inc.
                                 tion of Portfolio expenses) the total return of the Russell
                                 2000 Index
------------------------------------------------------------------------------------------------------------------------------------



* Subject to state availability.

Other important information about the portfolios is included in the prospectuses for each Trust attached at the end of this Prospectus.


20 Contract features and benefits

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to one or more, or all, of the variable investment options. Allocations must be in whole percentages and you may change your allocations at any time. However, the total of your allocations must equal 100%. Once contributions are allocated to the variable investment options they become part of your account value. We discuss account value in "Determining your contract's value."


CREDITS

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same variable investment options based on the same percentages used to allocate your contributions.


The amount of the credit will be 4%, 5% or 6% of each contribution based on the following breakpoints and rules:




-------------------------------------------------------------------------
                                          CREDIT PERCENTAGE
   FIRST YEAR TOTAL CONTRIBUTIONS*         APPLIED TO
            BREAKPOINTS                  CONTRIBUTIONS
-------------------------------------------------------------------------
Less than $250,000                            4%
-------------------------------------------------------------------------
$250,000-$999,999.99                          5%
-------------------------------------------------------------------------
$1 million or more                            6%
-------------------------------------------------------------------------

----------------------
* First year total contributions means your total contributions made in the first contract year.


The percentage of the credit is based on your first year total contributions. This credit percentage will be credited to each contribution made in the first year (after adjustment as described below), as well as the second and later contract years. Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make a sufficient level of contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:

  o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   o For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

   o For contracts issued in New York, the "Indication of intent" approach to first year contributions is not available.


o No indication of intent:

   o For your initial contribution we will apply the credit percentage based upon the above table.

   o For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

We may recover all of the credit or a portion of the credit in the following situations:


o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus).

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.


o If at the end of the first contract year your year total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

We will recover any credit on a pro rata basis from the value in your variable investment options.

We do not consider credits to be contributions for purposes of any discussion in this prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.


We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. Under certain circumstances, the charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.



GUARANTEED MINIMUM DEATH BENEFIT

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 78 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 70 AT ISSUE OF QP CONTRACTS.


You must elect either the "5% (3% in Washington) roll up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you apply for a contract.

5% (3% IN WASHINGTON) ROLL UP TO AGE 80. On the contract date, the guaranteed minimum death benefit is equal to your initial contribution plus the credit. Thereafter, the guaranteed minimum death benefit will be credited with interest each day through the contract date anniversary following the annuitant's 80th birthday. The effective annual interest rate is 5% except for amounts invested in the AXA Premier VIP



                                              Contract features and benefits  21

Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market and EQ/Alliance Quality Bond options and amounts in the loan reserve account (applicable to Rollover TSA contracts only). Amounts in the above listed options and in the loan reserve account will be credited with interest at a 3% effective annual rate.

No interest is credited to the benefit base after the contract date anniversary following the annuitant's 80th birthday.


If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the additional contribution plus the amount of the credit on the date the contribution is allocated to your variable investment options. If you take a withdrawal from your contract, we will adjust your guaranteed minimum death benefit for the withdrawal on the date you take the withdrawal.


The 5% roll up to age 80 guaranteed minimum death benefit is not available in all states.


ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equals your initial contribution plus the credit. Then, on each contract date anniversary, we will determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down.

If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution plus the amount of the credit on the date the contribution is allocated to your variable investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR AN ANNUITANT THAT IS AGE 80 AT ISSUE.

On the contract date, your guaranteed minimum death benefit equals your initial contribution plus the credit. Thereafter, it will be increased by the dollar amount of any additional contributions plus the credit. We will adjust your guaranteed minimum death benefit if you take any withdrawals.
                      ----------------------------------

Please see "How withdrawals affect your guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for information on how withdrawals affect your guaranteed minimum death benefit.

See Appendix III at the end of this Prospectus for an example of how we calculate the guaranteed minimum death benefit.


PROTECTION PLUS


Subject to state and contract availability, if you are purchasing a contract, under which the Protection Plus feature is available, you may elect the Protection Plus death benefit at the time you purchase your contract. Protection Plus provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus and in the SAI for the potential tax consequences of electing to purchase the Protection Plus feature in an NQ or IRA contract.


If the annuitant is 69 or younger when we issue your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o the total net contributions or

o the death benefit less total net contributions

For purposes of calculating your Protection Plus benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges). Credit amounts are not included in "net contributions." Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.


If the annuitant is age 70 through 75 when we issue your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant and Protection Plus had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

22  Contract features and benefits

o the total net contributions (as described above) or

o the death benefit (as described above) less total net contributions


Protection Plus must be elected when the contract is first issued; neither the owner nor the successor owner/annuitant can add it subsequently. Ask your financial professional if this feature is available in your state.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect any investment gain or loss in the variable investment options that also reflect the daily charges we deduct through the date we receive your contract. Please note that you will forfeit the credit by exercising this right of cancellation. Some states require that we refund the full amount of your contribution (not reflecting any investment gain or loss). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.


Please see "Tax information" later in this Prospectus and in the SAI for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your financial professional can provide you with the cancellation instructions.



                                              Contract features and benefits  23

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total value you have in the variable investment options and in the loan reserve account (applies for Rollover TSA contracts only). These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this Prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charge and (ii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)    mortality and expense risks;


(ii)   administrative; and


(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:


(i)    increased to reflect additional contributions plus the credit;


(ii)   decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect transfer into, or decreased to reflect transfer out of a variable investment option; or


(iv) decreased to reflect a transfer of your loan amount to the loan reserve account under a Rollover TSA contract.


Also, when we deduct the Protection Plus benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.


24  Determining your contract's value

3. Transferring your money among the variable investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options.


You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the Accumulator(R) Plus(SM) contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more owners. In making these determinations we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.


We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


DOLLAR COST AVERAGING YOUR ACCOUNT VALUE

Dollar cost averaging allows you to gradually transfer amounts from the EQ/Alliance Money Market option to the other variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------

Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
If your value in the EQ/Alliance Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Alliance Money Market option have been transferred out.


The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Alliance Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Alliance Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.


You may not elect dollar cost averaging if you are participating in the rebalancing program. There is no charge for the dollar cost averaging feature.



REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:


(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your



               Transferring your money among the variable investment options 25 account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value must be included in the rebalancing program.

--------------------------------------------------------------------------------

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

--------------------------------------------------------------------------------
You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be canceled in writing.

You may not elect the rebalancing program if you are participating in the dollar cost averaging program.


26  Transferring your money among the variable investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.




--------------------------------------------------------------------------------
                                  METHOD OF WITHDRAWAL
                  --------------------------------------------------------------
                                                                LIFETIME
                                                               REQUIRED
                                             SUBSTANTIALLY   MINIMUM DIS-
    CONTRACT      LUMP SUM     SYSTEMATIC        EQUAL        TRIBUTION
--------------------------------------------------------------------------------
NQ                  Yes           Yes             No              No
--------------------------------------------------------------------------------
Rollover IRA        Yes           Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Con-
 version IRA        Yes           Yes             Yes             No
--------------------------------------------------------------------------------
Rollover
 TSA*               Yes           Yes             No             Yes
--------------------------------------------------------------------------------
QP                  Yes           No              No             Yes
--------------------------------------------------------------------------------


* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity Contracts (TSAs)" in "Tax information" later in this Prospectus and in the SAI.




LUMP SUM WITHDRAWALS
(All contracts)


You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions). The minimum amount you may withdraw is $300. If you request to withdraw more than 90% of a contract's current cash value we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" later in this Prospectus.

Lump sum withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(NQ, Rollover TSA, Rollover IRA and Roth Conversion IRA contracts only)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions).


You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.


You may change the payment frequency, the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.


Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a lump sum withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA and Roth Conversion IRA contracts only)


The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus and in the SAI. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals based on the method you choose from the choices we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option, you have completed at least 5 years of payments and attained age 59-1/2 or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.



                                                        Accessing your money  27

Substantially equal withdrawals are not subject to a withdrawal charge.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS

(Rollover IRA, Rollover TSA and QP contracts only -- See "Tax information" later in this Prospectus and in the SAI)

We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70-1/2. The minimum amount we will pay out is $250. You may elect the method you want us to use to calculate your minimum distribution withdrawals from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually. See the "Required minimum distributions" section in "Tax information" in the SAI for your specific type of retirement arrangement.


We do not impose a withdrawal charge on minimum distribution withdrawals except if when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.

We will calculate your annual payment based on your account value at the end of the prior calendar year based on the method you choose.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

--------------------------------------------------------------------------------
For Rollover IRA, Rollover TSA and QP contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed minimum death benefit on either a dollar-for-dollar basis or on a pro rata basis as explained below:


5% (3% in Washington) roll up to age 80 -- If you elect the 5% roll up to age 80 guaranteed minimum death benefit, your current guaranteed minimum death benefit will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the benefit base on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the benefit base on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your current guaranteed minimum death benefit on a pro rata basis.


The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum death benefit.


Annual ratchet to age 80 -- If you elect the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will always reduce your benefit base and current guaranteed minimum death benefit on a pro rata basis.


Annuitant issue age 80 -- If your contract was issued when the annuitant was age 80, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.
                      ----------------------------------
Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x ..40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are taking minimum distribution withdrawals.


You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subjected to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus and in the SAI, for general rules applicable to loans.



We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amounts).

Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


28  Accessing your money

LOAN RESERVE ACCOUNT

On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records. Loan repayments are not considered contributions and therefore are not eligible for additional credits.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus and in the SAI.



WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITY PAYOUT OPTIONS


Equitable Accumulator(R) Plus(SM) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments.


You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.



--------------------------------------------------------------------------------
Fixed annuity payout options   Life annuity
                               Life annuity with period
                                 certain
                               Life annuity with refund
                                 certain
                               Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity     Life annuity (not available
   payout options                in New York)
                               Life annuity with period
                                 certain
--------------------------------------------------------------------------------
Income Manager payout          Life annuity with period
   options                       certain
                               Period certain annuity
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and


                                                        Accessing your money  29
survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS


Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of the Trusts. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER PAYOUT OPTIONS


The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Both Income Manager payout options provide guaranteed level payments (NQ and IRA contracts). The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect a period certain Income Manager payout option unless withdrawal charges are no longer in effect under your Equitable Accumulator(R) Plus(SM).

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner.

You may choose to apply only part of the account value of your Equitable Accumulator(R) Plus(SM) contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator(R) Plus(SM). For the tax consequences of withdrawals, see "Tax information" later in this Prospectus and in the SAI.

Depending upon your circumstances, an Income Manager contract may be purchased on a tax-free basis. Please consult you tax adviser. The Income Manager payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


For the fixed annuity payout option, the withdrawal charge applicable under your Equitable Accumulator(R) Plus(SM) is imposed if you select a period certain. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager payout options, no withdrawal charge is imposed under the Equitable Accumulator(R) Plus(SM). If the withdrawal charge that otherwise would have been applied to your account value under your Equitable Accumulator(R) Plus(SM) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin, unless you are applying only some of your account value to an Income Manager contract. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than five years from the contract date. Except with respect to Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month.

If you elect to start receiving annuity payments within three years of making an additional contribution, we will recover the amount of any credit that applies to that contribution.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.
ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday.



30  Accessing your money

For contracts issued in Pennsylvania, the maturity date is related to the contract issue date, as follows:





----------------------------------------------------------
                  MAXIMUM
 ISSUE AGE   ANNUITIZATION AGE
----------------------------------------------------------
    0-75            85
      76            86
      77            87
   78-80            88
----------------------------------------------------------



This may also be different in other states.

Before the last day by which your annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager annuity payout option is chosen.



                                                        Accessing your money  31

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o A charge for Protection Plus, if you elect this optional benefit.


More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this Prospectus.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.



MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


ADMINISTRATIVE CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.



DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                              Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8    9+
--------------------------------------------------------------------------------
   Percentage of
   contribution   8%    8%    7%    6%    5%    4%    3%    2%    0%
--------------------------------------------------------------------------------


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.


32  Charges and expenses

The withdrawal charge does not apply in the circumstances described below.

15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value on the most recent contract date anniversary, minus any other withdrawals made during the contract year. The 15% free withdrawal amount does not apply if you surrender your contract.


DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:


(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:


-- its main function is to provide skilled, intermediate or custodial nursing care;


--   it provides continuous room and board to three or more persons;

--   it is supervised by a registered nurse or licensed practical nurse;

--   it keeps daily medical records of each patient;

--   it controls and records all medications dispensed; and

--   its primary service is other than to provide housing for residents.


We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) and (iii) above existed at the time a contribution was remitted or if the condition that began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.



PROTECTION PLUS

If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 3.5% (the rate is 1% in Puerto Rico).



VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate annuity payout option.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o    Management fees ranging from 0.25% to 1.20%.


o    12b-1 fees of 0.25%.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.


o    Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts following this Prospectus.



GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the guaranteed minimum death benefit or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.


We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

                                                        Charges and expenses  33

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.



34  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee.

Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary so that the custodian can reinvest or distribute the death benefit as the beneficiary of the account desires.


The death benefit is equal to your account value or, if greater, the guaranteed minimum death benefit. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death, adjusted for any subsequent withdrawals (and any associated withdrawal charges). Under Rollover TSA contracts, we will deduct the amount of any outstanding loan plus accrued interest from the amount of the death benefit.



EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, a beneficiary spouse of the owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. A successor owner/annuitant can only be named under NQ and individually-owned IRA contracts.


For individually-owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner changes after the original owner's death. When the owner is not the annuitant under an NQ contract and the owner dies before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.


Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.



SUCCESSOR OWNER AND ANNUITANT


If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than your account value, plus any


                                                    Payment of death benefit  35
amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).


Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION


Upon your death, under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within nine months days following the date we receive proof of your death and before any other inconsistent election is made.

We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, to equal the guaranteed minimum death benefit as of the date of your death, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The beneficiary continuation option is available if we have received regulatory clearance in your state. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an Accumulator(R) Plus(SM) individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.


Under the beneficiary continuation option:

o    The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o The death benefit (including any guaranteed minimum death benefit) provision will no longer be in effect.


o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be least $300.


o Upon the death of the beneficiary, generally, any remaining interest in the contract will be paid in a lump sum to the person named by the beneficiary (when we receive satisfactory proof of death, any required instructions for the method of payment and the information and forms necessary to effect payment), unless such person elects to continue the payment method elected by the beneficiary.

Generally payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in "Tax information" later in this Prospectus and in the SAI, your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st on the 5th calendar year after your death.


36  Payment of death benefit

7.  Tax information


--------------------------------------------------------------------------------


OVERVIEW
In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator(R) Plus(SM) contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Rollover IRA, Roth Conversion IRA, QP or Rollover TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. More information on IRAs and TSAs is provided in the SAI. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator(R) Plus(SM) choice of death benefits dollar cost averaging, selection of investment funds and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your


                                                             Tax information  37
investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

PROTECTION PLUS FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may purchase a Protection Plus rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus rider is not part of the contract. In such a case the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator(R) Plus(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Equitable Accumulator(R) Plus(SM) NQ contract.

A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.


OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the separate account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. If you were to be considered the owner of the underlying shares, income and gains attributable to such portfolio shares would be included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a contract and/or the frequency of transfers available under the contract. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing contracts. We cannot provide assurance



38  Tax information
as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to contracts issued under this prospectus. We reserve the right to modify the contract as necessary to attempt to prevent you from being considered the owner of the assets of the separate account for tax purposes.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). The SAI contains the information that the IRS requires you to have before you purchase an IRA. We do not discuss education IRAs because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

The Equitable Accumulator(R) Plus(SM) traditional and Roth IRA contracts have been approved by the IRS as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable Accumulator(R) Plus(SM) traditional and Roth IRA contracts. Because the IRS has announced that issuers of formally approved IRAs must amend their contracts to reflect recent tax law changes and resubmit the amended contracts to retain such such formal approval, Equitable intends to comply with such requirement during 2002.


PROTECTION Plus(SM) FEATURE

The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. The IRS approval of the Accumulator(R) Plus(SM) contract as a traditional IRA and Roth IRA, respectively, noted in the paragraph above does not include this optional Protection Plus feature. We have filed a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. There is no assurance that the contract with the Protection Plus feature meets the IRS qualification requirements for IRAs. IRAs generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the optional Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) IRA or Accumulator(R) Plus(SM) Roth IRA with optional Protection Plus feature.


CONTRIBUTIONS

Individuals may make three different types of contributions to an IRA:

o    regular contributions out of earned income or compensation; or


                                                             Tax information  39

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other IRAs of the same type ("direct transfers").

In addition, an individual may make a taxable rollover contribution from a traditional IRA to a Roth IRA ("conversion" contributions).

Contributions to all types of IRAs are compensation-based. They are either made from your current compensation or have a connection with past compensation (for example, rollover contributions from an eligible retirement plan that you had with an employer relate to past compensation). Under certain circumstances, your nonworking spouse, former spouse or surviving spouse may contribute to an IRA. You can make regular contributions for any year to a traditional IRA within federal tax law limits up until the calendar year you reach the age 70-1/2. Regular contributions for any year to a Roth IRA can be made at any time during your life, subject to federal tax law limits.

The amount of contributions you may make to an IRA for any year and whether such contributions are eligible for special tax treatment (for example, deductibility from income or a special credit) may vary, depending on your income, age and whether you participate in an employer-sponsored retirement plan. Roth IRA contributions are not tax deductible. The maximum regular contribution that can be made to all of your IRAs (whether traditional or Roth) for 2002 is $3,000. The maximum regular contribution for 2002 is increased to $3,500 if you are at least age 50 at any time during 2002.

Rollover and transfer contributions are not subject to dollar limits. Rollover contributions may be made to a traditional IRA from "eligible retirement plans" which include other traditional IRAs, qualified plans, TSAs and, beginning in 2002, governmental 457(b) plans. For Roth IRAs, rollover contributions may be made from other Roth IRAs and traditional IRAs. The conversion of a traditional IRA to a Roth IRA is taxable. Direct transfer contributions may only be made directly from one traditional IRA to another or from one Roth IRA to another.

Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002 after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available.

A more complete discussion of contributions to traditional IRAs and Roth IRAs is contained in the SAI.


WITHDRAWALS AND DISTRIBUTIONS

You can withdraw any or all of your funds from an IRA at any time; you do not need to wait for a special event like retirement. Earnings in IRAs are not subject to federal income tax until amounts are paid to you or your beneficiary. Withdrawals from an IRA , surrender of an IRA, death benefits from an IRA and annuity payments from an IRA may be fully or partially taxable. Withdrawals and distributions from IRAs are taxable as ordinary income (not capital gain).

Payments from traditional IRAs and Roth IRAs are taxed differently. Payments from traditional IRAs are generally fully taxable unless you have made nondeductible regular contributions or rolled over after-tax contributions. In any event, the issuer of the traditional IRA is entitled to report the distribution as fully taxable and it is your responsibility to calculate the taxable and tax-free portions of any traditional IRA payments on your own tax returns.

Distributions from Roth IRAs generally receive return of contribution treatment first under federal income tax calculation rules before any income is taxable. Beginning in 2003, certain distributions from Roth IRAs may qualify for fully tax-free treatment. These will be distributions after you reach age 59-1/2, die, become disabled or meet a qualified first-time homebuyer tax rule. You also have to meet a five-year aging period. It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.

A distribution from a traditional IRA will not be taxable if it is rolled over to an eligible retirement plan. A distribution from a Roth IRA will not be taxable if it is rolled over to another Roth IRA.

Taxable withdrawals or distributions from IRAs may be subject to an additional 10% penalty tax if you are under age 59-1/2, unless an exception applies.

Traditional IRAs are subject to required minimum distribution rules which require that amounts begin to be distributed in a prescribed manner from the IRA after the owner reaches age 70-1/2. These rules also require distributions after the owner's death. No distributions are required to be made from Roth IRAs until after the Roth IRA owner's death, but then the required minimum distribution rules apply.

A more complete discussion of the tax aspects of withdrawals and distributions from traditional IRAs and Roth IRAs is contained in the SAI.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

For QP contracts, your plan administrator or trustee notifies you as to tax consequences. See Appendix II at the end of this Prospectus.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs).

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator(R) Plus(SM) Rollover TSA contract:



40  Tax information

o    a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You may make rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental 457(b) plans, other TSAs and 403(b) arrangements and traditional IRAs. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available..

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R) Plus(SM) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Plus(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization.

Contributions to TSAs are discussed in greater detail in the SAI.


DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

You may also need spousal consent for certain transactions and payments.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Equitable Accumulator(R) Plus(SM) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

The amount of funds subject to the withdrawal restrictions may depend on the source of the funds used to establish the Accumulator(R) Plus(SM) TSA.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this Prospectus. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2 unless an exception applies.

Distributions from TSAs are discussed in greater detail in the SAI.


LOANS FROM TSAS

Loans are generally not treated as a taxable distribution. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans from TSAs are discussed in greater detail in the SAI.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan (a qualified plan, a governmental 457(b) plan (separate accounting required), another TSA or a traditional IRA) which agrees to accept the rollover.

A spousal beneficiary may also roll over death benefits or certain divorce-related payments.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Rollovers from TSAs are discussed in greater detail in the SAI.


REQUIRED MINIMUM DISTRIBUTIONS

TSAs are subject to required minimum distribution rules beginning at age 70-1/2 or separation of service, if later. These rules are discussed in greater detail in the SAI.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding



                                                             Tax information  41
in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2002, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or


o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 45 and Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.



42  Tax information

8. More information

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ABOUT SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. We established Separate Account No. 45 in 1994 and Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Accounts' operations are accounted for without regard to Equitable Life's other operations.

Each Separate Account is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or the Separate Accounts.

Each subaccount (variable investment option) within the Separate Accounts invests solely in Class IB/B shares issued by the corresponding portfolio of either Trust.


We reserve the right subject to compliance with laws that apply:


(1) to add variable investment options to, or to remove variable investment options from either Separate Account, or to add other separate accounts;


(2)  to combine any two or more variable investment options;


(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate each Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against each Separate Account or a variable investment option directly);

(5) to deregister the Separate Accounts under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Accounts; and


(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS

EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. AXA Premier VIP Trust commenced operations on December 31, 2001.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares, and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this Prospectus, or in the respective SAI's which are available upon request.



ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS

We accept initial contributions sent by wire to our processing office by agreement with certain broker-dealers. The transmittals must be


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


accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.


Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information forwarded electronically. In these cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we require an Acknowledgment of Receipt form, financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP contracts or Rollover TSA contracts.


The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.


o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.



CONTRIBUTIONS, CREDITS AND TRANSFERS


o Contributions and credits allocated to the variable investment options are invested at the value next determined after the close of the business day.


o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


ABOUT YOUR VOTING RIGHTS


As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:


o    the election of trustees;


o    the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS


Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor



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

events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.



SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Accounts require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.



CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS


Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 45 or Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.



ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 2001 and 2000, and for the three years ended December 31, 2001 incorporated in this prospectus by reference to the 2001 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 45 and Separate Account No. 49, as well as consolidated financial statements of Equitable Life, are in the applicable SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign Rollover IRA, Roth Conversion IRA, and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC and AXA Distributors, LLC. For this purpose, AXA Advisors, LLC serves as the principal underwriter of Separate Account No. 45, and AXA Distributors, LLC serves as the principal underwriter of Separate Account No. 49. The offering of the contracts is intended to be continuous.


DISTRIBUTION OF THE CONTRACTS BY AXA ADVISORS, LLC

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, has responsibility for sales and marketing functions for the contracts funded through Separate Account No. 45. AXA Advisors also acts as distributor for other Equitable Life annuity products with different features, expenses and fees. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, New York 10104.

These contracts will be sold by financial professionals who are financial professionals of AXA Advisors and its affiliates, who are also our licensed insurance agents.


DISTRIBUTION OF THE CONTRACTS BY AXA DISTRIBUTORS, LLC

AXA Distributors, LLC ("AXA Distributors"), an indirect, wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the contracts funded through Separate Account No. 49. AXA Distributors also acts as distributor for other Equitable Life annuity products with different features, expenses, and fees. AXA Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Distributors' principal business address is 1290 Avenue of the Americas, New York, New York 10104.

AXA Distributors is the successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. Like AXA Distributors, Equitable Distributors, Inc. was owned by Equitable Holdings, LLC.



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These contracts are sold by financial professionals of AXA Distributors, as well as by affiliated and unaffiliated broker-dealers who have entered into selling agreements with AXA Distributors. We pay broker-dealer sales compensation that will generally not exceed an amount equal to 7% of total contributions made under the contracts. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion of it to their financial professional as commissions related to sales of the contracts. The offering of the contracts is intended to be continuous.



46  More information

9. Investment performance

--------------------------------------------------------------------------------

The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution plus a 4% credit invested in the variable investment options for the periods shown.


The table takes into account all current fees and charges under the contract, including the charge for Protection Plus, but does not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we have adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment option been available. The contracts will be offered for the first time in 2002.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for periods before March 22, 1985, reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999, the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessor that it may have had.

AXA Premier VIP Trust commenced operations on December 31, 2001, and performance information for these portfolios is not available as of the date of this prospectus.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


We will indicate that a 4% credit is reflected when we show performance numbers that give effect to the credit.


THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.



                                                      Investment performance  47

                         TABLE FOR SEPARATE ACCOUNT 49
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:




                                              Length of option period
                                    -------------------------------------------
                                                                  Since option
Variable investment options         1 Year         5 Years         inception*
---------------------------         ------         -------         ----------
EQ/Aggressive Stock                 (31.44)%       (5.36)%         (4.86)%
EQ/Alliance Common Stock            (16.67)%        7.92%           8.75%
EQ/Alliance Global                  (26.41)%        1.93%           2.58%
EQ/Alliance Growth Investors        (18.59)%        5.43%           5.83%
EQ/Alliance Money Market             (2.02)%        3.00%           3.16%
EQ/Alliance Premier Growth          (30.20)%          --          (14.28)%
EQ/Alliance Small Cap Growth        (19.21)%          --            7.57%
EQ/Alliance Technology              (30.69)%          --          (39.74)%
EQ/Bernstein Diversified Value       (2.50)%          --            3.73%
EQ/Capital Guardian International   (27.05)%          --           (6.97)%
EQ/Capital Guardian Research         (7.73)%          --            1.23%
EQ/Capital Guardian U.S. Equity      (7.72)%          --           (0.95)%
EQ/Emerging Markets Equity          (10.95)%          --           (7.65)%
EQ/Equity 500 Index                 (18.12)%        8.15%           8.98%
EQ/Evergreen Omega                  (23.08)%          --          (10.24)%
EQ/FI Mid Cap                       (19.39)%          --          (14.46)%
EQ/FI Small/Mid Cap Value            (1.58)%          --            5.01%
EQ/High Yield                        (4.97)%       (2.28)%         (1.56)%
EQ/International Equity Index       (31.73)%          --           (3.96)%
EQ/J.P. Morgan Core Bond              2.46%           --            4.48%
EQ/Janus Large Cap Growth           (29.17)%          --          (33.05)%
EQ/Lazard Small Cap Value            12.48%           --            5.07%
EQ/Mercury Basic Value Equity        (0.01)%          --           12.09%
EQ/MFS Emerging Growth Companies    (40.51)%          --            7.72%
EQ/MFS Investors Trust              (22.02)%          --           (6.20)%
EQ/MFS Research                     (28.00)%          --            4.11%
EQ/Putnam Growth & Income Value     (12.64)%          --            3.63%
EQ/Putnam International Equity      (27.70)%          --            6.32%
EQ/Putnam Voyager                   (30.70)%          --            5.17%
EQ/Small Company Index               (3.56)%          --            1.64%



                                                 Length of portfolio period
                                    ----------------------------------------------------
                                                                               Since
                                                                             portfolio
Variable investment options         3 Years        5 Years      10 Years     inception**
---------------------------         -------        -------      --------     -----------
EQ/Aggressive Stock                 (11.69)%       (5.36)%        2.47%       10.36%
EQ/Alliance Common Stock             (4.41)%        7.92%        10.98%       12.04%
EQ/Alliance Global                   (6.70)%        1.93%         6.93%        7.08%
EQ/Alliance Growth Investors         (1.93)%        5.43%         7.35%       10.28%
EQ/Alliance Money Market              2.11%         3.00%         3.03%        4.80%
EQ/Alliance Premier Growth              --            --            --       (14.28)%
EQ/Alliance Small Cap Growth          5.43%           --            --         7.57%
EQ/Alliance Technology                  --            --            --       (39.74)%
EQ/Bernstein Diversified Value       (1.25)%          --            --         3.73%
EQ/Capital Guardian International       --            --            --        (6.97)%
EQ/Capital Guardian Research            --            --            --         1.21%
EQ/Capital Guardian U.S. Equity         --            --            --        (0.95)%
EQ/Emerging Markets Equity            0.94%           --            --       (11.96)%
EQ/Equity 500 Index                  (4.58)%        8.15%           --        11.91%
EQ/Evergreen Omega                  (10.23)%          --            --       (10.23)%
EQ/FI Mid Cap                           --            --            --       (15.16)%
EQ/FI Small/Mid Cap Value             0.94%           --            --         1.90%
EQ/High Yield                        (7.06)%       (2.28)%        5.34%        5.57%
EQ/International Equity Index       (11.10)%          --            --        (3.95)%
EQ/J.P. Morgan Core Bond              3.19%           --            --         4.47%
EQ/Janus Large Cap Growth               --            --            --       (33.59)%
EQ/Lazard Small Cap Value            10.00%           --            --         5.07%
EQ/Mercury Basic Value Equity         9.56%           --            --        12.09%
EQ/MFS Emerging Growth Companies     (5.37)%          --            --         7.72%
EQ/MFS Investors Trust               (6.20)%          --            --        (6.20)%
EQ/MFS Research                      (6.02)%          --            --         4.11%
EQ/Putnam Growth & Income Value      (3.50)%          --            --         3.63%
EQ/Putnam International Equity        0.61%           --            --         6.32%
EQ/Putnam Voyager                   (10.02)%          --            --         5.17%
EQ/Small Company Index                3.38%           --            --         1.63%



 * The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth Investors, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager
   (May 1, 1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and Income, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (January 14, 2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987):
   EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1,
   1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein
   Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.


48 Investment performance

                         TABLE FOR SEPARATE ACCOUNT 45
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:




                                                           Length of option period
                                                 -------------------------------------------
                                                                           Since option
Variable investment options                      1 Year        5 Years      inception*
---------------------------                      ------        -------      ----------
EQ/Aggressive Stock                              (31.44)%       (5.36)%          2.29%
EQ/Alliance Common Stock                         (16.67)%        7.92%          12.53%
EQ/Alliance Global                               (26.41)%        1.93%           5.60%
EQ/Alliance Growth and Income                     (7.26)%       12.32%          14.39%
EQ/Alliance Growth Investors                     (18.59)%        5.43%           8.40%
EQ/Alliance Intermediate Government Securities     2.40%         4.31%           4.76%
EQ/Alliance International                        (29.52)%       (5.04)%         (1.12)%
EQ/Alliance Money Market                          (2.02)%        3.00%           3.35%
EQ/Alliance Premier Growth                       (30.20)%          --          (14.28)%
EQ/Alliance Small Cap Growth                     (19.21)%          --            7.57%
EQ/Alliance Technology                           (30.69)%          --          (39.74)%
EQ/AXP New Dimensions                            (21.55)%          --          (28.14)%
EQ/AXP Strategy Aggressive                       (39.92)%          --          (54.53)%
EQ/Capital Guardian Research                      (7.73)%          --            1.23%
EQ/Capital Guardian U.S. Equity                   (7.72)%          --           (0.95)%
EQ/Emerging Markets Equity                       (10.95)%          --          (10.38)%
EQ/Equity 500 Index                              (18.12)%        8.15%          12.24%
EQ/Evergreen Omega                               (23.08)%          --          (10.24)%
EQ/FI Mid Cap                                    (19.39)%          --          (14.46)%
EQ/FI Small/Mid Cap Value                         (1.58)%          --            1.90%
EQ/High Yield                                     (4.97)%       (2.28)%          2.92%
EQ/International Equity Index                    (31.73)%          --           (3.96)%
EQ/Janus Large Cap Growth                        (29.17)%          --          (33.05)%
EQ/Mercury Basic Value Equity                     (0.01)%          --           12.09%
EQ/MFS Emerging Growth Companies                 (40.51)%          --            7.72%
EQ/MFS Investors Trust                           (22.02)%          --           (6.20)%
EQ/MFS Research                                  (28.00)%          --            4.11%
EQ/Putnam Growth & Income Value                  (12.64)%          --            3.63%
EQ/Small Company Index                            (3.56)%          --            1.64%



                                                              Length of portfolio period
                                                 ----------------------------------------------------
                                                                                          Since
                                                                                        portfolio
Variable investment options                      3 Years        5 Years      10 Years   inception**
---------------------------                      -------        -------      --------   -----------
EQ/Aggressive Stock                              (11.69)%       (5.36)%        2.47%       10.36%
EQ/Alliance Common Stock                          (4.41)%        7.92%        10.98%       12.04%
EQ/Alliance Global                                (6.70)%        1.93%         6.93%        7.08%
EQ/Alliance Growth and Income                      5.67%        12.32%           --        11.94%
EQ/Alliance Growth Investors                      (1.93)%        5.43%         7.35%       10.28%
EQ/Alliance Intermediate Government Securities     2.86%         4.31%         4.28%        4.95%
EQ/Alliance International                         (9.98)%       (5.04)%          --        (0.93)%
EQ/Alliance Money Market                           2.11%         3.00%         3.03%        4.80%
EQ/Alliance Premier Growth                           --            --            --       (14.28)%
EQ/Alliance Small Cap Growth                       5.43%           --            --         7.57%
EQ/Alliance Technology                               --            --            --       (39.74)%
EQ/AXP New Dimensions                                --            --            --       (28.95)%
EQ/AXP Strategy Aggressive                           --            --            --       (55.35)%
EQ/Capital Guardian Research                         --            --            --         1.21%
EQ/Capital Guardian U.S. Equity                      --            --            --        (0.95)%
EQ/Emerging Markets Equity                         0.94%           --            --       (11.96)%
EQ/Equity 500 Index                               (4.58)%        8.15%           --        11.91%
EQ/Evergreen Omega                               (10.23)%          --            --       (10.23)%
EQ/FI Mid Cap                                        --            --            --       (15.16)%
EQ/FI Small/Mid Cap Value                          0.94%           --            --         1.90%
EQ/High Yield                                     (7.06)%       (2.28)%        5.34%        5.57%
EQ/International Equity Index                    (11.10)%          --            --        (3.95)%
EQ/Janus Large Cap Growth                            --            --            --       (33.59)%
EQ/Mercury Basic Value Equity                      9.56%           --            --        12.09%
EQ/MFS Emerging Growth Companies                  (5.37)%          --            --         7.72%
EQ/MFS Investors Trust                            (6.20)%          --            --        (6.20)%
EQ/MFS Research                                   (6.02)%          --            --         4.11%
EQ/Putnam Growth & Income Value                   (3.50)%          --            --         3.63%
EQ/Small Company Index                             3.38%           --            --         1.63



 * The variable option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (May 1, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research and EQ/Putnam Growth & Income Value (May 1, 1997); EQ/Emerging Markets Equity (September 2, 1997); EQ/International Equity Index and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced and EQ/Bernstein Diversified Value (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Quality Bond, EQ/Capital Guardian International, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (January 14,
   2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are:
   EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987): EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1,
   1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.



                                                       Investment performance 49

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:
--------------------------------------------------------------------------------

Barron's

Morningstar's Variable Annuity Sourcebook
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser

Investment Management Weekly
Money Management Letter Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune
--------------------------------------------------------------------
From time to time, we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any changes for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts, Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator(R) Plus(SM) performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yields for the EQ/Alliance Quality Bond and EQ/High Yield options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market, EQ/Alliance Quality Bond and EQ/High Yield options. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the withdrawal charge, the optional Protection Plus benefit charge and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. For more information, see "Yield Information for the EQ/Alliance Money Market Option, EQ/Alliance Quality Bond Option and EQ/High Yield Option" in the SAI.



50  Investment performance

Appendix I: Condensed financial information


--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts No. 45 and No. 49 with the same daily asset charges of 1.60%.





UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2001

                                                                       For the years ending December 31,
                                                                       ---------------------------------
                                                                2001        2000        1999        1998        1997
                                                                ----        ----        ----        ----        ----
 EQ/Aggressive Stock
  Unit value                                                  $ 49.16    $  66.77    $  78.30    $  67.13    $  68.19
  Separate Account 45 number of units outstanding (000's)          73          65          16          --          --
  Separate Account 49 number of units outstanding (000's)         402         420         141          16          --
 EQ/Alliance Common Stock
  Unit value                                                  $203.81    $ 232.08    $ 275.01    $ 223.79    $ 176.22
  Separate Account 45 number of units outstanding (000's)         380         310          66          --          --
  Separate Account 49 number of units outstanding (000's)         661         618         255          35           1
 EQ/Alliance Global
  Unit value                                                  $ 26.96    $  34.37    $  43.04          --          --
  Separate Account 45 number of units outstanding (000's)         726         602          97          --          --
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
 EQ/Alliance Growth and Income
  Unit value                                                  $ 25.00    $  25.80    $  24.13          --          --
  Separate Account 45 number of units outstanding (000's)       3,407       1,662         342          --          --
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
 EQ/Alliance Growth Investors
  Unit value                                                  $ 33.29    $  38.72    $  42.29          --          --
  Separate Account 45 number of units outstanding (000's)         933         792         149          --          --
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
 EQ/Alliance Intermediate Government Securities
  Unit value                                                  $ 16.72    $  15.75    $  14.70          --          --
  Separate Account 45 number of units outstanding (000's)       2,545         486          59          --          --
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
 EQ/Alliance International
  Unit value                                                  $  9.48    $  12.56    $  16.61          --          --
  Separate Account 45 number of units outstanding (000's)         404         302          38          --          --
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
 EQ/Alliance Money Market
  Unit value                                                  $ 27.16    $  26.65    $  25.55    $  24.80    $  23.98
  Separate Account 45 number of units outstanding (000's)       3,954       1,882         549          --          --
  Separate Account 49 number of units outstanding (000's)      13,759       9,875       5,805         349          --
 EQ/Alliance Premier Growth
  Unit value                                                  $  7.07    $   9.45    $  11.77          --          --
  Separate Account 45 number of units outstanding (000's)       5,608       4,909       1,112          --          --
  Separate Account 49 number of units outstanding (000's)      18,765      17,412       5,630          --          --
 EQ/Alliance Small Cap Growth
  Unit value                                                  $ 14.11    $  16.53    $  14.78    $  11.77    $  12.52
  Separate Account 45 number of units outstanding (000's)       1,276         718          30          --          --
  Separate Account 49 number of units outstanding (000's)       3,423       3,189         818         211          --
 EQ/Alliance Technology
  Unit value                                                  $  4.91    $   6.60          --          --          --
  Separate Account 45 number of units outstanding (000's)       3,001       1,672          --          --          --
  Separate Account 49 number of units outstanding (000's)       7,562       5,505          --          --          --


                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2001 (CONTINUED)


                                                                      For the years ending December 31,
                                                                      ---------------------------------
                                                                2001       2000        1999        1998      1997
                                                                ----       ----        ----        ----      ----
 EQ/AXP New Dimensions
  Unit value                                                  $ 6.88    $  8.28          --          --      --
  Separate Account 45 number of units outstanding (000's)        213         29          --          --      --
  Separate Account 49 number of units outstanding (000's)         --         --          --          --      --
 EQ/AXP Strategy Aggressive
  Unit value                                                  $ 4.06    $  6.21          --          --      --
  Separate Account 45 number of units outstanding (000's)        252         66          --          --      --
  Separate Account 49 number of units outstanding (000's)         --         --          --          --      --
 EQ/Balanced
  Unit value                                                  $39.15         --          --          --      --
  Separate Account 45 number of units outstanding (000's)      1,005         --          --          --      --
  Separate Account 49 number of units outstanding (000's)         97         --          --          --      --
 EQ/Bernstein Diversified Value
  Unit value                                                  $11.78    $ 11.61     $ 12.04     $ 11.81      --
  Separate Account 45 number of units outstanding (000's)      1,138         --          --          --      --
  Separate Account 49 number of units outstanding (000's)      6,000      3,700       1,532         315      --
 EQ/Calvert Socially Responsible
  Unit value                                                  $ 8.62         --          --          --      --
  Separate Account 45 number of units outstanding (000's)          6         --          --          --      --
  Separate Account 49 number of units outstanding (000's)         13         --          --          --      --
 EQ/Capital Guardian International
  Unit value                                                  $ 8.64    $ 11.09     $ 13.93          --      --
  Separate Account 45 number of units outstanding (000's)         --         --          --          --      --
  Separate Account 49 number of units outstanding (000's)      5,697      5,514       1,286          --      --
 EQ/Capital Guardian Research
  Unit value                                                  $10.65    $ 11.04     $ 10.60          --      --
  Separate Account 45 number of units outstanding (000's)        166        112          13          --      --
  Separate Account 49 number of units outstanding (000's)      3,151      2,953         987          --      --
 EQ/Capital Guardian U. S. Equity
  Unit value                                                  $10.09    $ 10.46     $ 10.26          --      --
  Separate Account 45 number of units outstanding (000's)        337        155          31          --      --
  Separate Account 49 number of units outstanding (000's)      6,886      5,538       2,436          --      --
 EQ/Emerging Markets Equity
  Unit value                                                  $ 6.04    $  6.47     $ 10.97     $  5.70      --
  Separate Account 45 number of units outstanding (000's)        821        715         126          --      --
  Separate Account 49 number of units outstanding (000's)      3,043      2,958         962         203      --
 EQ/Equity 500 Index
  Unit value                                                  $23.93    $ 27.69          --          --      --
  Separate Account 45 number of units outstanding (000's)      1,038        734          --          --      --
  Separate Account 49 number of units outstanding (000's)      6,601      6,057          --          --      --
 EQ/Evergreen Omega
  Unit value                                                  $ 7.66    $  9.38     $ 10.80          --      --
  Separate Account 45 number of units outstanding (000's)         90         17           8          --      --
  Separate Account 49 number of units outstanding (000's)        141         78           6          --      --
 EQ/FI Mid Cap
  Unit value                                                  $ 8.51    $  9.99     $ 10.45          --      --
  Separate Account 45 number of units outstanding (000's)        932        126          --          --      --
  Separate Account 49 number of units outstanding (000's)      2,644        617          --          --      --
 EQ/FI Small/Mid Cap Value
  Unit value                                                  $11.07    $ 10.82     $ 10.45          --      --
  Separate Account 45 number of units outstanding (000's)      1,487         87          18          --      --
  Separate Account 49 number of units outstanding (000's)      2,090        251          --          --      --


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2001 (CONTINUED)

                                                                         For the years ending December 31,
                                                                         ---------------------------------
                                                                 2001        2000        1999        1998        1997
                                                                 ----        ----        ----        ----        ----
 EQ/High Yield
  Unit value                                                 $  22.86     $ 23.07     $ 25.73     $ 27.12     $ 29.13
  Separate Account 45 number of units outstanding (000's)         500         219          35          --          --
  Separate Account 49 number of units outstanding (000's)       1,835       1,211         574         170           2
 EQ/International Equity Index
  Unit value                                                 $   8.81     $ 12.02     $ 14.82     $ 11.82          --
  Separate Account 45 number of units outstanding (000's)         254         147          33          --          --
  Separate Account 49 number of units outstanding (000's)       2,518       2,531         992         248          --
 EQ/J.P. Morgan Core Bond
  Unit value                                                 $  12.10     $ 11.40     $ 10.39     $ 10.73          --
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
  Separate Account 49 number of units outstanding (000's)      10,537       5,112       2,026         379          --
 EQ/Janus Large Cap Growth
  Unit value                                                 $   6.36     $  8.39          --          --          --
  Separate Account 45 number of units outstanding (000's)       1,187         295          --          --          --
  Separate Account 49 number of units outstanding (000's)       3,856       1,315          --          --          --
 EQ/Lazard Small Cap Value
  Unit value                                                 $  12.37     $ 10.68     $  9.15     $  9.14          --
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
  Separate Account 49 number of units outstanding (000's)       3,274       2,109          98         344          --
 EQ/Marisco Focus
  Unit value                                                 $  11.33          --          --          --          --
  Separate Account 45 number of units outstanding (000's)          24          --          --          --          --
  Separate Account 49 number of units outstanding (000's)          78          --          --          --          --
 EQ/Mercury Basic Value Equity
  Unit value                                                 $  17.00     $ 16.37     $ 14.88     $ 12.71     $ 11.58
  Separate Account 45 number of units outstanding (000's)       1,305         431         163          --          --
  Separate Account 49 number of units outstanding (000's)       1,559       1,079         173          --          --
 EQ/MFS Emerging Growth Companies
  Unit value                                                 $  14.20     $ 21.88     $ 27.40     $ 16.03     $ 12.11
  Separate Account 45 number of units outstanding (000's)       1,966       1,834         383          --          --
  Separate Account 49 number of units outstanding (000's)       5,707       5,759       1,680         200           2
 EQ/MFS Investors Trust
  Unit value                                                 $   8.64     $ 10.45     $ 10.70          --          --
  Separate Account 45 number of units outstanding (000's)         543         359         103          --          --
  Separate Account 49 number of units outstanding (000's)       8,655       7,052       2,906          --          --
 EQ/MFS Research
  Unit value                                                 $  12.18     $ 15.84     $ 16.99     $ 14.02     $ 11.48
  Separate Account 45 number of units outstanding (000's)         860         712          71          --          --
  Separate Account 49 number of units outstanding (000's)       6,188       5,917       1,725         410           1
 EQ/Putnam Growth & Income Value
  Unit value                                                 $  11.94     $ 13.02     $ 12.39     $ 12.76     $ 11.50
  Separate Account 45 number of units outstanding (000's)         287         124          12          --          --
  Separate Account 49 number of units outstanding (000's)       4,156       1,755         978         714          17
 EQ/Putnam International Equity
  Unit value                                                 $  13.39     $ 17.34     $ 20.10     $ 12.75     $ 10.84
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
  Separate Account 49 number of units outstanding (000's)       3,126       2,033         771         422           4
 EQ/Putnam Investors Growth
  Unit value                                                 $  12.75     $ 17.16     $ 21.20     $ 16.54     $ 12.33
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
  Separate Account 49 number of units outstanding (000's)       2,221       1,658         576         282          --


                                 Appendix I: Condensed financial information A-3

  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
                   OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001 (CONTINUED)
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                              -------------------
                                                                                                2001        2000
                                                                                                ----        ----
 EQ/Small Company Index
  Unit value                                                                                 $ 10.90     $ 10.86
  Separate Account 45 number of units outstanding (000's)                                        239         113
  Separate Account 49 number of units outstanding (000's)                                      1,535       1,382
 EQ/T. Rowe Price International Stock
  Unit value                                                                                 $  8.71     $ 11.32
  Separate Account 45 number of units outstanding (000's)                                        614         368
  Separate Account 49 number of units outstanding (000's)                                         --          --



                                                                                                    For the years
                                                                                                 ending December 31,
                                                                                                 -------------------
                                                                                               1999       1998      1997
                                                                                               ----       ----      ----
 EQ/Small Company Index
  Unit value                                                                                 $ 11.42     $ 9.61      --
  Separate Account 45 number of units outstanding (000's)                                         23         --      --
  Separate Account 49 number of units outstanding (000's)                                        522        211      --
 EQ/T. Rowe Price International Stock
  Unit value                                                                                 $ 14.15         --      --
  Separate Account 45 number of units outstanding (000's)                                         37         --      --
  Separate Account 49 number of units outstanding (000's)                                         --         --      --


A-4 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts


--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Equitable Accumulator(R) Plus(SM) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator(R) Plus(SM) QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator(R) Plus(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.


Under defined benefit plans, we will not accept rollovers from a defined contribution plan to a defined benefit plan. We will only accept transfers from a defined benefit plan or a change of investment vehicles in the plan. Only one additional transfer contribution may be made per contract year. For defined benefit plans, the maximum percentage of actuarial value of the plan participant/employee's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant/employee. Equitable Life does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A withdrawal charge may apply.

Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider that the QP contract may not be appropriate purchase for annuitants approaching or over age 70-1/2.

Finally, because the method of purchasing the QP contract, including the large initial contribution and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

                      (This page intentionally left blank)

Appendix III: Guaranteed minimum death benefit example


--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.

The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the AXA Premier VIP Core Bond, EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market or EQ/Alliance Quality Bond options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:



                                               5% roll up to age 80 guaranteed     Annual ratchet to age 80 guaranteed
  End of contract year       Account value        minimum death benefit(1)               minimum death benefit
  --------------------       -------------        ------------------------               ---------------------
            1                 $105,000                  $  105,000(1)                        $  105,000(3)
            2                 $115,500                  $  110,250(2)                        $  115,500(3)
            3                 $129,360                  $  115,763(2)                        $  129,360(3)
            4                 $103,488                  $  121,551(1)                        $  129,360(4)
            5                 $113,837                  $  127,628(1)                        $  129,360(4)
            6                 $127,497                  $  134,010(1)                        $  129,360(4)
            7                 $127,497                  $  140,710(1)                        $  129,360(4)

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.



5% ROLL UP TO AGE 80*

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the guaranteed minimum death benefit.


(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current guaranteed minimum death benefit.



ANNUAL RATCHET TO AGE 80


(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.




----------

* If your contract is issued in the state of Washington, the applicable crediting rate would be 3%, and, therefore, the values shown would be lower.


                      Appendix III: Guaranteed minimum death benefit example C-1

                      (This page intentionally left blank)

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Tax Information                                                             2
Unit Values                                                                22
Custodian and Independent Accountants                                      22
Yield Information for the EQ/Alliance Money Market
 Option, EQ/Alliance Quality Bond Option and EQ/High
 Yield Option                                                              22
Distribution of the contracts                                              24
Financial Statements                                                       24


How to obtain an Equitable Accumulator(R) Plus(SM) Statement of Additional Information for
Separate Account No. 45 or Separate Account No. 49


Send this request form to:

 Equitable Accumulator(R) Plus(SM)
     P.O. Box 1547

     Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------

Please send me an Equitable Accumulator(R) Plus(SM) SAI dated May 1, 2002.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------

City           State    Zip






(SAI 10AMLF(05/02))

Equitable Accumulator(R)Plus (SM)
A variable deferred annuity contract

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2002


--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator(R) Plus(SM) Prospectus, dated May 1, 2002. That Prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional



TABLE OF CONTENTS

Tax Information                                                         2
Unit Values                                                            22
Custodian and Independent Accountants                                  22
Yield Information for the EQ/Alliance Money Market
   Option, EQ/Alliance Quality Bond Option and EQ/High Yield Option    22
Distribution of the Contracts                                          24
Financial Statements                                                   24



    Copyright 2002 The Equitable Life Assurance Society of the United States

All rights reserved. Accumulator(R) is a registered service mark and Plus(SM) is a service mark of The Equitable Life Assurance Society of the United States.


SAI 10ACS                                                                  E3842

2


TAX INFORMATION

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

This section of the SAI contains the information that the IRS requires you to have before you purchase an IRA. This section of the SAI covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in the SAI because they are not available in individual retirement annuity form. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

The address of the processing office is as follows:

By regular mail:

Equitable Accumulator(R)Plus(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547

By express delivery:

Equitable Accumulator(R) Plus(SM)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read

Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
(IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http://www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA.

The Equitable Accumulator(R) Plus(SM) traditional and Roth IRA contracts have been approved by the IRS as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable Accumulator(R) Plus(SM) traditional and Roth IRA contracts.

Because the IRS has announced that issuers of formally approved IRAs must amend their contracts to reflect recent tax law changes and resubmit the amended contracts to retain such formal approval, Equitable intends to comply with such requirement during 2002.

PROTECTION PLUS(SM) FEATURE

The Protection Plus feature is offered for IRA contracts, subject to state and contract availability. The IRS approval of the Accumulator(R) Plus(SM) contract as a traditional IRA and Roth IRA, respectively, noted in the paragraph above does not include this optional Protection Plus feature. We have filed a request with the IRS that the contract with the Protection Plus feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. There is no assurance that the contract with the Protection Plus feature meets the IRS qualification requirements for IRAs. IRAs generally may not invest in life insurance contracts. Although we view the optional Protection Plus benefit as an investment protection feature which should have no adverse tax effect and not as life insurance, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus rider is not a permissible part of an individual retirement annuity contract. We further view the optional Protection Plus benefit as part of the contract. There is also a risk that the IRS may take the position that the optional Protection Plus benefit is not part of the annuity contract. In such a case, the charges for the Protection Plus rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable and, for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take any adverse position, Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) IRA or Accumulator(R) Plus(SM) Roth IRA with optional Protection Plus feature.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2002. When your earnings are below $3,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

4


If you were born from July 1, 1931, to December 31, 1952, you may be eligible to make an additional "catch-up contribution" of up to $500 to your traditional IRA for 2002.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for 2002 to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70--1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during calendar year 2002.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for each tax year up to $3,000 for 2002 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. Your fully deductible contribution can be up to $3,000 for 2002 or, if less, your earned income. (The dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions.)

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make PARTIALLY DEDUCTIBLE CONTRIBUTIONS to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contributions to your traditional IRAs.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $34,000 and $44,000 in 2002. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $54,000 and $64,000 in 2002. This range will increase every year until 2007 when the range is $80,000-$100,000.

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.

To determine the deductible amount of the contribution in 2002, you determine AGI and subtract $34,000 if you are single, or $54,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

                              $3,000 (or                      the
($10,000-excess             earned income,                 adjusted
 AGI) Divided      times     if less, or       Equals     deductible
  by $10,000        X         $3,500, if         =        contribution
                             applicable)                     limit

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA

Beginning in 2002, you may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of 2002, you cannot be a full-time student or claimed as a dependent on another's tax return and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $3,000 per person limit for 2002. For 2002, the dollar limit is $3,500 for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.

ROLLOVERS AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o    governmental 457(b) plans (beginning in 2002);

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

6


Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    a hardship withdrawal; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for pre-mature distributions, but they may become subject to this penalty if you roll the funds to a non-governmental 457(b) plan and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Beginning in 2002, any after-tax contributions you have made to a qualified plan or TSA (but not a governmental 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs."

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than $3,000 for 2002 (or $3,500 if you are age 50-70-1/2 or

o regular contributions of more than earned income for the year, if that amount is under $3,000 for 2002 (or $3,500 if you are age 50-70-1/2); or

o    regular contributions to a traditional IRA made after you reach age 70-1/2;
     or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do not have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional I RA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You

8


must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds.

     (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

Beginning in 2002, the following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax advisor.

REQUIRED MINIMUM DISTRIBUTIONS

--------------------------------------------------------------------------------
The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized in 2002. Since the proposed revisions permit IRA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001, the discussion below reflects the proposed revisions.
--------------------------------------------------------------------------------

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2 or to delay taking it until the first three-month period in the next calendar year (January 1-April
1). Distributions must start no later than your Required Beginning Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions--"account-based" or "annuity-based."

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations, you apply the account value to an annuity payout for your life, the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Otherwise, you will be responsible for calculating and requesting your required minimum distribution withdrawal.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70-1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments and the status of your beneficiary.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, under the revised proposed rules, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the revised proposed rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the

10


end of the fifth year following the year of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit post-death distributions to be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/ CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments under a method we select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the SAI covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Equitable Accumulator(R) Plus(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408(a) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a roth IRA from only two sources:

o    another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution").

12


You may not make contributions to a Roth IRA from a qualified plan under Section 401(a) of the Internal Revenue Code, a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.





CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is computed without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year or, if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA, Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

o    Rollovers from a Roth IRA to another Roth IRA;

o    Direct transfers from a Roth IRA to another Roth IRA;

o    Qualified distributions from a Roth IRA; and

o    Return of excess contributions or amounts recharacterized to a traditional
     IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

14


o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2002 and the conversion contribution is made in 2003, the conversion contribution is treated as contributed prior to other conversion contributions made in 2003.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in certain limited cases to distributions from qualified plans.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the SAI covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

Generally, there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator(R) Plus(SM) Rollover TSA contract:

o    a rollover from another eligible retirement plan, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

If you make a direct transfer, you must fill out our transfer form.

EMPLOYER-REMITTED CONTRIBUTIONS. The Equitable Accumulator(R) Plus(SM) Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

16


Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You may make rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental 457(b) plans, other TSAs and 403(b) arrangements and traditional IRAs. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions but they may become subject to this penalty if you roll the funds to a non-governmental 457(b) plan and subsequently take a premature distribution.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator(R)Plus(SM) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator(R) Plus(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Equitable Accumulator(R) Plus(SM) Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o    you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Equitable Accumulator(R) Plus(SM) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o    direct rollover from another TSA or eligible retirement plan; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.

DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Equitable
     Accumulator(R)Plus(SM) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at your processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

THIS PARAGRAPH APPLIES ONLY TO PARTICIPANTS IN A TEXAS OPTIONAL RETIREMENT PROGRAM. Texas Law permits withdrawals only after one of the following events occur:

(1) the requirements for minimum distribution (discussed under "Required minimum distributions" later in this section) are met; or

(2)  death; or

(3)  retirement; or

(4) termination of employment in all Texas public institutions of higher education.

For you to make a withdrawal, we must receive a properly completed written acknowledgement from the employer. If a distributable event occurs before you are vested, we will refund to the employer any amounts provided by an employer's first-year matching contribution. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law. Loans are not permitted under Texas Optional Retirement Programs.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In

18


addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA.

LOANS FROM TSAS

You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

     (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

     (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Equitable Accumulator(R) Plus(SM) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.


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                                                                              19


The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules

We do not accept after tax contribution rollovers to the Accumulator(R) Plus(SM) TSA.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

REQUIRED MINIMUM DISTRIBUTIONS

--------------------------------------------------------------------------------
The IRS and Treasury have recently proposed revisions to the minimum distribution rules. We expect these rules to be finalized in 2002. Since the proposed revisions permit TSA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001, the discussion below reflects the proposed revisions.
--------------------------------------------------------------------------------

Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Equitable Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Equitable Accumulator(R) Plus(SM) Rollover TSA on the form used to establish the TSA, you do not qualify.

20


SPOUSAL CONSENT RULES

This will only apply to you if you establish your Equitable Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o    if you are separated from service, any form of payout after you are age 55;
     or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND
INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2002, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

22


o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator(R) Plus(SM).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     [a/b]-c

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust or AXA Premier VIP Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, admini-strative charge, and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.60%.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.

The financial statements of each Separate Account as of December 31, 2001 and for the periods ended December 31, 2001 and 2000, and the consolidated financial statements of Equitable Life as of December 31, 2001 and 2000 and for each of the three years ended December 31, 2001 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE EQ/ALLIANCE MONEY MARKET OPTION, EQ/ALLIANCE QUALITY BOND OPTION AND EQ/HIGH YIELD OPTION

EQ/ALLIANCE MONEY MARKET OPTION
The EQ/Alliance Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the EQ/Alliance Money Market option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the EQ/Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 )365/7 - 1. The EQ/Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the EQ/Alliance Money Market option will fluctuate and not remain constant.

EQ/ALLIANCE QUALITY BOND AND EQ/HIGH YIELD OPTIONS
The EQ/Alliance Quality Bond option and EQ/High Yield option calculate yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of each option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The yield for each option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of option units will fluctuate and not remain constant.

OTHER YIELD INFORMATION
The yields for the EQ/Alliance Money Market option, EQ/Alliance Quality Bond option and EQ/High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the EQ/Alliance Money Market option, EQ/Alliance Quality Bond option and EQ/High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. Nor should the yields be compared to the yields of money market options made available to the general public.

The seven-day current yield for the EQ/Alliance Money Market option was (0.15)% for the period ended December 31, 2001. The effective yield for that period was (0.15)%.

The effective yield for the EQ/Alliance Quality Bond option was 2.51% for the 30-day period ended December 31, 2001.

The effective yield for the EQ/High Yield option was 9.48% for the 30-day period ended December 31, 2001.

Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the EQ/Alliance Money Market, EQ/Alliance Quality Bond and EQ/High Yield portfolios which reflect only the deduction of EQ Advisors and AXA Premier VIP Trust-level expenses.

24


DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 45, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2001, 2000 and 1999. In 2001, Equitable Life paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 45, $543,488,990 in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $277,057,837 and $385,314,054 respectively.

Under a distribution agreement between AXA Distributors, LLC, Equitable Life and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid AXA Distributors, LLC distribution fees of $219,355,297 for 2001, $199,478,753 for 2000 and $176,337,355 for 1999, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $91,443,554, $52,501,772 and $46,957,345, respectively.

FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of  Independent Accountants.......................................   FS-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2001...............   FS-3
   Statements of Operations for the Year Ended December 31, 2001.........   FS-8
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2001 and 2000...........................................  FS-13
   Notes to Financial Statements.........................................  FS-22


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants........................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2001 and 2000...............    F-2
Consolidated Statements of Earnings, Years Ended December 31, 2001,
    2000 and 1999........................................................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
   Income, Years Ended December 31, 2001, 2000 and 1999..................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
    2001, 2000 and 1999..................................................    F-5
   Notes to Consolidated Financial Statements............................    F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 6, 2002

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                         EQ/Aggressive       EQ/Alliance        EQ/Alliance
                                                             Stock           Common Stock          Global
                                                       ----------------- ------------------- -----------------
Assets:
Investment in shares of The Trust, at fair value .....   $  87,715,710     $   888,399,718     $ 132,862,079
Receivable for Trust shares sold .....................         570,222                 194                --
Receivable for policy-related transactions ...........              --                  --             8,884
                                                         -------------     ---------------     -------------
  Total assets .......................................      88,285,932         888,399,912       132,870,963
                                                         -------------     ---------------     -------------
Liabilities:
Payable for Trust shares purchased ...................              --                  --             8,991
Payable for policy-related transactions ..............         570,146             377,973                --
                                                         -------------     ---------------     -------------
  Total liabilities ..................................         570,146             377,973             8,991
                                                         -------------     ---------------     -------------
Net Assets ...........................................   $  87,715,786     $   888,021,939     $ 132,861,972
                                                         =============     ===============     =============
Net Assets:
Accumulation Units ...................................   $  87,694,665     $   887,946,411     $ 132,826,070
Retained by Equitable Life in Separate Account
 No. 45 ..............................................          21,121              75,528            35,902
                                                         -------------     ---------------     -------------
Total net assets .....................................   $  87,715,786     $   888,021,939     $ 132,861,972
                                                         =============     ===============     =============
Investments in shares of The Trust, at cost ..........   $ 130,768,856     $ 1,255,934,114     $ 184,394,305
Trust shares held
 Class A .............................................       1,350,233          11,097,257         1,412,413
 Class B .............................................       2,503,386          45,757,196         7,651,962
Units outstanding (000's):
Equitable Accumulator 0.00 % .........................              --                  --                --
Equitable Accumulator Advisor .50 % ..................              --                  --                --
Income Manager Accumulator Class A 1.15 % ............             576                 748               716
Income Manager Accumulator Class B 1.15 % ............             399                 875               621
Equitable Accumulator 1.35 % .........................             513               1,555             1,616
Equitable Accumulator issued after March 1,
 2000 1.55 % .........................................             118                 468             1,072
Equitable Accumulator Plus, Select, Elite 1.60% ......              73                 380               726
Equitable Accumulator Select issued after August
 13, 2001 1.70 % .....................................               1                   4                 7
Unit value:
Equitable Accumulator 0.00 % .........................   $          --     $            --     $          --
Equitable Accumulator Advisor .50% ...................   $       58.69     $        271.84     $       31.62
Income Manager Accumulator Class A 1.15 % ............   $       53.56     $        232.44     $       29.17
Income Manager Accumulator Class B 1.15 % ............   $       52.87     $        229.38     $       28.79
Equitable Accumulator 1.35% ..........................   $       51.19     $        217.65     $       27.96
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................   $       49.56     $        206.51     $       27.16
Equitable Accumulator Plus, Select, Elite 1.60% ......   $       49.16     $        203.81     $       26.96
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................   $       48.37     $        198.52     $       26.57

                                                                                                                EQ/Alliance
                                                          EQ/Alliance       EQ/Alliance                         Intermediate
                                                           Growth and          Growth         EQ/Alliance        Government
                                                             Income          Investors         High Yield        Securities
                                                       ----------------- ----------------- ----------------- -----------------
Assets:
Investment in shares of The Trust, at fair value .....   $ 556,719,918     $ 256,456,621     $  83,732,785     $ 180,051,833
Receivable for Trust shares sold .....................              --                --                --                --
Receivable for policy-related transactions ...........           3,404            50,647           113,103           387,953
                                                         -------------     -------------     -------------     -------------
  Total assets .......................................     556,723,322       256,507,268        83,845,888       180,439,786
                                                         -------------     -------------     -------------     -------------
Liabilities:
Payable for Trust shares purchased ...................           6,857            50,721           113,101           388,013
Payable for policy-related transactions ..............              --                --                --                --
                                                         -------------     -------------     -------------     -------------
  Total liabilities ..................................           6,857            50,721           113,101           388,013
                                                         -------------     -------------     -------------     -------------
Net Assets ...........................................   $ 556,716,465     $ 256,456,547     $  83,732,787     $ 180,051,773
                                                         =============     =============     =============     =============
Net Assets:
Accumulation Units ...................................   $ 556,623,653     $ 256,356,745     $  83,683,749     $ 179,987,401
Retained by Equitable Life in Separate Account
 No. 45 ..............................................          92,812            99,802            49,038            64,372
                                                         -------------     -------------     -------------     -------------
Total net assets .....................................   $ 556,716,465     $ 256,456,547     $  83,732,787     $ 180,051,773
                                                         =============     =============     =============     =============
Investments in shares of The Trust, at cost ..........   $ 578,009,813     $ 314,248,567     $ 114,213,886     $ 180,087,979
Trust shares held
 Class A .............................................       4,632,953         2,470,722           491,284         1,152,424
 Class B .............................................      29,143,538        13,191,944        14,917,087        17,162,379
Units outstanding (000's):
Equitable Accumulator 0.00 % .........................              --                --                --                --
Equitable Accumulator Advisor .50 % ..................               4                --                 2                 8
Income Manager Accumulator Class A 1.15 % ............           2,922             1,137               104               641
Income Manager Accumulator Class B 1.15 % ............           3,602             1,199               707             1,054
Equitable Accumulator 1.35 % .........................           7,830             2,806             1,516             3,288
Equitable Accumulator issued after March 1,
 2000 1.55 % .........................................           4,363             1,374               696             2,919
Equitable Accumulator Plus, Select, Elite 1.60% ......           3,047               933               500             2,545
Equitable Accumulator Select issued after August
 13, 2001 1.70 % .....................................              30                 4                14               113
Unit value:
Equitable Accumulator 0.00 % .........................   $          --     $          --     $          --     $          --
Equitable Accumulator Advisor .50% ...................   $       27.40     $       38.15     $       27.00     $       18.84
Income Manager Accumulator Class A 1.15 % ............   $       26.26     $       35.66     $       24.80     $       17.76
Income Manager Accumulator Class B 1.15 % ............   $       25.96     $       35.20     $       24.47     $       17.56
Equitable Accumulator 1.35% ..........................   $       25.52     $       34.34     $       23.74     $       17.18
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................   $       25.10     $       33.50     $       23.03     $       16.81
Equitable Accumulator Plus, Select, Elite 1.60% ......   $       25.00     $       33.29     $       22.86     $       16.72
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................   $       24.79     $       32.88     $       22.51     $       16.54

----------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                         EQ/Alliance      EQ/Alliance       EQ/Alliance
                                                        International     Money Market    Premier Growth
                                                       --------------- ----------------- ----------------
Assets:
Investment in shares of The Trust, at fair value .....  $ 29,558,301     $ 298,279,529    $ 187,220,399
Receivable for Trust shares sold .....................            --                --          109,153
Receivable for policy-related transactions ...........         7,889         2,178,782               --
                                                        ------------     -------------    -------------
  Total assets .......................................    29,566,190       300,458,311      187,329,552
                                                        ------------     -------------    -------------
Liabilities:
Payable for Trust shares purchased ...................         7,885         2,190,964               --
Payable for policy-related transactions ..............            --                --          108,421
                                                        ------------     -------------    -------------
  Total liabilities ..................................         7,885         2,190,964          108,421
                                                        ------------     -------------    -------------
Net Assets ...........................................  $ 29,558,305     $ 298,267,347    $ 187,221,131
                                                        ============     =============    =============
Net Assets:
Accumulation Units ...................................  $ 29,519,891     $ 298,170,690    $ 186,398,421
Retained by Equitable Life in Separate Account
 No. 45 ..............................................        38,414            96,657          822,710
                                                        ------------     -------------    -------------
Total net assets .....................................  $ 29,558,305     $ 298,267,347    $ 187,221,131
                                                        ============     =============    =============
Investments in shares of The Trust, at cost ..........  $ 34,142,285     $ 303,615,395    $ 255,613,219
Trust shares held
 Class A .............................................     1,008,056         2,769,734               --
 Class B .............................................     2,704,671        26,121,470       25,605,764
Units outstanding (000's):
Equitable Accumulator 0.00% ..........................            --                54               --
Equitable Accumulator Advisor .50 % ..................             3                19                3
Income Manager Accumulator Class A 1.15 % ............           816               954               --
Income Manager Accumulator Class B 1.15 % ............           390               965            2,839
Equitable Accumulator 1.35% ..........................           737             2,501           10,884
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................           702             2,060            6,887
Equitable Accumulator Plus, Select, Elite 1.60% ......           404             3,954            5,608
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................            --                93               14
Unit value:
Equitable Accumulator 0.00% ..........................  $         --     $       37.77    $          --
Equitable Accumulator Advisor .50% ...................  $      10.22     $       34.09    $        7.29
Income Manager Accumulator Class A 1.15 % ............  $       9.91     $       30.12    $          --
Income Manager Accumulator Class B 1.15 % ............  $       9.77     $       29.82    $        7.16
Equitable Accumulator 1.35% ..........................  $       9.64     $       28.61    $        7.12
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................  $       9.51     $       27.44    $        7.08
Equitable Accumulator Plus, Select, Elite 1.60% ......  $       9.48     $       27.16    $        7.07
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................  $       9.41     $       26.60    $        7.05

                                                                                                                 EQ/AXP
                                                        EQ/Alliance Small     EQ/Alliance      EQ/AXP New       Strategy
                                                            Cap Growth        Technology       Dimensions      Aggressive
                                                       ------------------- ---------------- --------------- ----------------
Assets:
Investment in shares of The Trust, at fair value .....    $ 119,687,408      $ 55,342,672     $ 5,332,209     $  9,948,040
Receivable for Trust shares sold .....................               --                --              --               --
Receivable for policy-related transactions ...........          222,756            85,323           7,936           56,991
                                                          -------------      ------------     -----------     ------------
  Total assets .......................................      119,910,164        55,427,995       5,340,145       10,005,031
                                                          -------------      ------------     -----------     ------------
Liabilities:
Payable for Trust shares purchased ...................          217,591            60,818             919           38,705
Payable for policy-related transactions ..............               --                --              --               --
                                                          -------------      ------------     -----------     ------------
  Total liabilities ..................................          217,591            60,818             919           38,705
                                                          -------------      ------------     -----------     ------------
Net Assets ...........................................    $ 119,692,573      $ 55,367,177     $ 5,339,226     $  9,966,326
                                                          =============      ============     ===========     ============
Net Assets:
Accumulation Units ...................................    $ 119,671,929      $ 54,843,833     $ 4,973,118     $  4,285,341
Retained by Equitable Life in Separate Account
 No. 45 ..............................................           20,644           523,344         366,108        5,680,985
                                                          -------------      ------------     -----------     ------------
Total net assets .....................................    $ 119,692,573      $ 55,367,177     $ 5,339,226     $  9,966,326
                                                          =============      ============     ===========     ============
Investments in shares of The Trust, at cost ..........    $ 135,135,370      $ 70,227,018     $ 5,756,456     $ 15,141,529
Trust shares held
 Class A .............................................          568,254               542              --               --
 Class B .............................................        8,810,393        10,974,893         760,532        2,399,498
Units outstanding (000's):
Equitable Accumulator 0.00% ..........................               --                --              --               --
Equitable Accumulator Advisor .50 % ..................                4                 9              --                4
Income Manager Accumulator Class A 1.15 % ............              497                --              --               --
Income Manager Accumulator Class B 1.15 % ............            1,800             1,203              48               86
Equitable Accumulator 1.35% ..........................            2,115             2,346             150              225
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................            2,681             4,587             310              485
Equitable Accumulator Plus, Select, Elite 1.60% ......            1,276             3,001             213              252
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................               21                 4              --                1
Unit value:
Equitable Accumulator 0.00% ..........................    $          --      $         --     $        --     $         --
Equitable Accumulator Advisor .50% ...................    $       14.86      $       5.00     $      6.99     $       4.12
Income Manager Accumulator Class A 1.15 % ............    $       14.57      $         --     $        --     $         --
Income Manager Accumulator Class B 1.15 % ............    $       14.41      $       4.95     $      6.92     $       4.09
Equitable Accumulator 1.35% ..........................    $       14.28      $       4.93     $      6.90     $       4.08
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................    $       14.14      $       4.91     $      6.89     $       4.07
Equitable Accumulator Plus, Select, Elite 1.60% ......    $       14.11      $       4.91     $      6.88     $       4.06
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................    $       14.04      $       4.90     $      6.87     $       4.06

----------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                            EQ/Bernstein     EQ/Calvert
                                                                            Diversified       Socially
                                                          EQ/Balanced          Value        Responsible
                                                       ----------------- ----------------- -------------
Assets:
Investment in shares of The Trust, at fair value .....   $ 247,399,075     $  99,242,226     $ 165,822
Receivable for Trust shares sold .....................              --                --            --
Receivable for policy-related transactions ...........              --           417,326        22,520
                                                         -------------     -------------     ---------
  Total assets .......................................     247,399,075        99,659,552       188,342
                                                         -------------     -------------     ---------
Liabilities:
Payable for Trust shares purchased ...................         206,960           440,059        22,520
Payable for policy-related transactions ..............       1,103,781                --            --
                                                         -------------     -------------     ---------
  Total liabilities ..................................       1,310,741           440,059        22,520
                                                         -------------     -------------     ---------
Net Assets ...........................................   $ 246,088,334     $  99,219,493     $ 165,822
                                                         =============     =============     =========
Net Assets:
Accumulation Units ...................................   $ 245,975,535     $  99,122,476     $ 165,557
Retained by Equitable Life in Separate Account
 No. 45 ..............................................         112,799            97,017           265
                                                         -------------     -------------     ---------
Total net assets .....................................   $ 246,088,334     $  99,219,493     $ 165,822
                                                         =============     =============     =========
Investments in shares of The Trust, at cost ..........   $ 264,201,853     $ 102,138,594     $ 163,723
Trust shares held
 Class A .............................................       1,191,711                --            --
 Class B .............................................      15,924,765         8,430,527        20,742
Units outstanding (000's):
Equitable Accumulator 0.00% ..........................              --                --            --
Equitable Accumulator Advisor .50% ...................               3                10            --
Income Manager Accumulator Class A 1.15 % ............             387                --            --
Income Manager Accumulator Class B 1.15 % ............             736             2,882            --
Equitable Accumulator 1.35% ..........................           2,511             2,847            10
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................           1,417             1,416             3
Equitable Accumulator Plus, Select, Elite 1.60% ......           1,005             1,138             6
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................               6                36            --
Unit value:
Equitable Accumulator 0.00% ..........................   $          --     $          --     $      --
Equitable Accumulator Advisor .50% ...................   $       46.74     $       12.31     $    8.85
Income Manager Accumulator Class A 1.15 % ............   $       43.83     $          --     $      --
Income Manager Accumulator Class B 1.15 % ............   $       42.10     $       12.00     $    8.72
Equitable Accumulator 1.35% ..........................   $       40.77     $       11.90     $    8.67
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................   $       39.47     $       11.80     $    8.63
Equitable Accumulator Plus, Select, Elite 1.60% ......   $       39.15     $       11.78     $    8.62
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................   $       38.52     $       11.73     $    8.60

                                                          EQ/Capital      EQ/Capital
                                                           Guardian        Guardian        EQ/Emerging     EQ/Equity 500
                                                           Research       U.S. Equity    Markets Equity        Index
                                                       --------------- ---------------- ---------------- -----------------
Assets:
Investment in shares of The Trust, at fair value .....   $ 8,192,492     $ 11,724,002     $ 27,057,927     $ 186,039,765
Receivable for Trust shares sold .....................            --               --          144,518            27,658
Receivable for policy-related transactions ...........        41,186           31,044               --                --
                                                         -----------     ------------     ------------     -------------
  Total assets .......................................     8,233,678       11,755,046       27,202,445       186,067,423
                                                         -----------     ------------     ------------     -------------
Liabilities:
Payable for Trust shares purchased ...................        41,194           31,040               --                --
Payable for policy-related transactions ..............            --               --          141,934           248,335
                                                         -----------     ------------     ------------     -------------
  Total liabilities ..................................        41,194           31,040          141,934           248,335
                                                         -----------     ------------     ------------     -------------
Net Assets ...........................................   $ 8,192,484     $ 11,724,006     $ 27,060,511     $ 185,819,088
                                                         ===========     ============     ============     =============
Net Assets:
Accumulation Units ...................................   $ 8,142,856     $ 11,670,595     $ 26,893,678     $ 185,741,109
Retained by Equitable Life in Separate Account
 No. 45 ..............................................        49,628           53,411          166,833            77,979
                                                         -----------     ------------     ------------     -------------
Total net assets .....................................   $ 8,192,484     $ 11,724,006     $ 27,060,511     $ 185,819,088
                                                         ===========     ============     ============     =============
Investments in shares of The Trust, at cost ..........   $ 8,194,714     $ 11,672,431     $ 33,811,706     $ 221,049,241
Trust shares held
 Class A .............................................            --               --               --                --
 Class B .............................................       749,425        1,147,182        4,818,634         8,476,814
Units outstanding (000's):
Equitable Accumulator 0.00% ..........................            --               --               --                --
Equitable Accumulator Advisor .50% ...................            --                1                2                 1
Income Manager Accumulator Class A 1.15 % ............            --               --               --                --
Income Manager Accumulator Class B 1.15 % ............            80               98              812             1,094
Equitable Accumulator 1.35% ..........................           231              376            1,765             4,413
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................           283              339            1,014             1,082
Equitable Accumulator Plus, Select, Elite 1.60% ......           166              337              821             1,038
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................             1                1               --                 1
Unit value:
Equitable Accumulator 0.00% ..........................   $        --     $         --     $         --     $          --
Equitable Accumulator Advisor .50% ...................   $     10.97     $      10.39     $       6.34     $       26.11
Income Manager Accumulator Class A 1.15 % ............   $        --     $         --     $         --     $          --
Income Manager Accumulator Class B 1.15 % ............   $     10.78     $      10.21     $       6.16     $       24.80
Equitable Accumulator 1.35% ..........................   $     10.72     $      10.15     $       6.11     $       24.41
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................   $     10.66     $      10.10     $       6.06     $       24.03
Equitable Accumulator Plus, Select, Elite 1.60% ......   $     10.65     $      10.09     $       6.04     $       23.93
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................   $     10.62     $      10.06     $       6.02     $       23.74

----------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                        EQ/Evergreen                   EQ/FI Small/Mid
                                                            Omega      EQ/FI Mid Cap      Cap Value
                                                       -------------- --------------- -----------------
Assets:
Investment in shares of The Trust, at fair value .....  $ 4,140,741    $ 28,440,609     $ 93,657,012
Receivable for Trust shares sold .....................           --              --               --
Receivable for policy-related transactions ...........       18,070         246,980          507,657
                                                        -----------    ------------     ------------
  Total assets .......................................    4,158,811      28,687,589       94,164,669
                                                        -----------    ------------     ------------
Liabilities:
Payable for Trust shares purchased ...................       18,070         248,738          507,569
Payable for policy-related transactions ..............           --              --               --
                                                        -----------    ------------     ------------
  Total liabilities ..................................       18,070         248,738          507,569
                                                        -----------    ------------     ------------
Net Assets ...........................................  $ 4,140,741    $ 28,438,851     $ 93,657,100
                                                        ===========    ============     ============
Net Assets:
Accumulation Units ...................................  $ 4,126,551    $ 28,218,169     $ 93,600,650
Retained by Equitable Life in Separate Account
 No. 45 ..............................................       14,190         220,682           56,450
                                                        -----------    ------------     ------------
Total net assets .....................................  $ 4,140,741    $ 28,438,851     $ 93,657,100
                                                        ===========    ============     ============
Investments in shares of The Trust, at cost ..........  $ 4,707,843    $ 28,514,925     $ 90,534,926
Trust shares held
 Class A .............................................           --              --               --
 Class B .............................................      518,399       3,281,215        8,069,701
Units outstanding (000's):
Equitable Accumulator 0.00% ..........................           --              --               --
Equitable Accumulator Advisor .50% ...................           --               6               13
Income Manager Accumulator Class A 1.15 % ............           --              --               --
Income Manager Accumulator Class B 1.15 % ............           52             292            2,317
Equitable Accumulator 1.35% ..........................          161             493            2,091
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................          233           1,550            2,457
Equitable Accumulator Plus, Select, Elite 1.60% ......           90             932            1,487
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................            1              37               11
Unit value:
Equitable Accumulator 0.00% ..........................  $        --    $         --     $         --
Equitable Accumulator Advisor .50% ...................  $      7.92    $       8.64     $      11.66
Income Manager Accumulator Class A 1.15 % ............  $        --    $         --     $         --
Income Manager Accumulator Class B 1.15 % ............  $      7.76    $       8.56     $      11.31
Equitable Accumulator 1.35% ..........................  $      7.72    $       8.54     $      11.20
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................  $      7.67    $       8.52     $      11.09
Equitable Accumulator Plus, Select, Elite 1.60% ......  $      7.66    $       8.51     $      11.07
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................  $      7.64    $       8.50     $      11.02

                                                                                                               EQ/Mercury
                                                        EQ/International   EQ/Janus Large     EQ/Marsico      Basic Value
                                                          Equity Index       Cap Growth         Focus            Equity
                                                       ------------------ ---------------- --------------- -----------------
Assets:
Investment in shares of The Trust, at fair value .....    $ 15,726,139      $ 23,753,737     $ 3,423,728     $ 155,224,376
Receivable for Trust shares sold .....................              --                --              --                --
Receivable for policy-related transactions ...........          66,991           117,687          10,073           336,531
                                                          ------------      ------------     -----------     -------------
  Total assets .......................................      15,793,130        23,871,424       3,433,801       155,560,907
                                                          ------------      ------------     -----------     -------------
Liabilities:
Payable for Trust shares purchased ...................          66,991           127,719          10,073           336,001
Payable for policy-related transactions ..............              --                --              --                --
                                                          ------------      ------------     -----------     -------------
  Total liabilities ..................................          66,991           127,719          10,073           336,001
                                                          ------------      ------------     -----------     -------------
Net Assets ...........................................    $ 15,726,139      $ 23,743,705     $ 3,423,728     $ 155,224,906
                                                          ============      ============     ===========     =============
Net Assets:
Accumulation Units ...................................    $ 15,671,311      $ 23,718,713     $ 1,143,655     $ 154,893,028
Retained by Equitable Life in Separate Account
 No. 45 ..............................................          54,828            24,992       2,280,073           331,878
                                                          ------------      ------------     -----------     -------------
Total net assets .....................................    $ 15,726,139      $ 23,743,705     $ 3,423,728     $ 155,224,906
                                                          ============      ============     ===========     =============
Investments in shares of The Trust, at cost ..........    $ 21,532,464      $ 26,936,590     $ 3,115,237     $ 153,305,631
Trust shares held
 Class A .............................................              --                --              --                --
 Class B .............................................       1,799,236         3,661,675         300,537        11,270,105
Units outstanding (000's):
Equitable Accumulator 0.00% ..........................              --                --              --                --
Equitable Accumulator Advisor .50% ...................               5                10              --                 1
Income Manager Accumulator Class A 1.15 % ............              --                --              --                --
Income Manager Accumulator Class B 1.15 % ............             214               295              29             2,223
Equitable Accumulator 1.35% ..........................             935               575              14             3,681
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................             353             1,651              32             1,793
Equitable Accumulator Plus, Select, Elite 1.60% ......             254             1,187              24             1,305
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................               2                 8               1                15
Unit value:
Equitable Accumulator 0.00% ..........................    $         --      $         --     $        --     $          --
Equitable Accumulator Advisor .50% ...................    $       9.21      $       6.45     $     11.37     $       17.90
Income Manager Accumulator Class A 1.15 % ............    $         --      $         --     $        --     $          --
Income Manager Accumulator Class B 1.15 % ............    $       8.98      $       6.40     $     11.35     $       17.36
Equitable Accumulator 1.35% ..........................    $       8.90      $       6.38     $     11.34     $       17.20
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................    $       8.83      $       6.36     $     11.33     $       17.04
Equitable Accumulator Plus, Select, Elite 1.60% ......    $       8.81      $       6.36     $     11.33     $       17.00
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................    $       8.78      $       6.35     $     11.33     $       16.92

----------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2001

                                                            Emerging                                                 EQ/Putnam
                                                             Growth            EQ/MFS                EQ/MFS       Growth & Income
                                                           Companies      Investors Trust           Research           Value
                                                       ----------------- -----------------     ----------------- ----------------
Assets:
Investment in shares of The Trust, at fair value .....   $ 209,138,608     $ 18,866,358          $  90,205,299     $ 50,562,035
Receivable for Trust shares sold .....................         226,956               --                128,094            6,186
Receivable for policy-related transactions ...........              --            7,345                     --               --
                                                         -------------     ------------          -------------     ------------
  Total assets .......................................     209,365,564       18,873,703             90,333,393       50,568,221
                                                         -------------     ------------          -------------     ------------
Liabilities:
Payable for Trust shares purchased ...................              --            7,352                     --               --
Payable for policy-related transactions ..............         245,194               --                127,892            6,682
                                                         -------------     ------------          -------------     ------------
  Total liabilities ..................................         245,194            7,352                127,892            6,682
                                                         -------------     ------------          -------------     ------------
Net Assets ...........................................   $ 209,120,370     $ 18,866,351          $  90,205,501     $ 50,561,539
                                                         =============     ============          =============     ============
Net Assets:
Accumulation Units ...................................   $ 209,031,790     $ 18,753,306          $  89,902,238     $ 50,496,780
Retained by Equitable Life in Separate Account
 No. 45 ..............................................          88,580          113,045                303,263           64,759
                                                         -------------     ------------          -------------     ------------
Total net assets .....................................   $ 209,120,370     $ 18,866,351          $  90,205,501     $ 50,561,539
                                                         =============     ============          =============     ============
Investments in shares of The Trust, at cost ..........   $ 311,068,211     $ 21,633,300          $ 113,857,964     $ 54,451,695
Trust shares held
 Class A .............................................              --               --                     --               --
 Class B .............................................      15,263,398        2,103,018              8,030,136        4,484,405
Units outstanding (000's):
Equitable Accumulator 0.00% ..........................              --               --                     --               --
Equitable Accumulator Advisor .50% ...................              --                2                     --               --
Income Manager Accumulator Class A 1.15 % ............              --               --                     --               --
Income Manager Accumulator Class B 1.15 % ............           3,104               84                  1,814            1,543
Equitable Accumulator 1.35% ..........................           7,229              948                  3,465            1,936
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................           2,260              584                  1,157              398
Equitable Accumulator Plus, Select, Elite 1.60% ......           1,966              543                    860              287
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................               3               --                     --                9
Unit value:
Equitable Accumulator 0.00% ..........................   $          --     $         --          $          --     $         --
Equitable Accumulator Advisor .50% ...................   $       14.96     $       8.94          $       12.83     $      12.57
Income Manager Accumulator Class A 1.15 % ............   $          --     $         --          $          --     $         --
Income Manager Accumulator Class B 1.15 % ............   $       14.51     $       8.76          $       12.44     $      12.19
Equitable Accumulator 1.35% ..........................   $       14.37     $       8.71          $       12.33     $      12.08
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................   $       14.23     $       8.66          $       12.21     $      11.97
Equitable Accumulator Plus, Select, Elite 1.60% ......   $       14.20     $       8.64          $       12.18     $      11.94
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................   $       14.13     $       8.62          $       12.12     $      11.88

                                                                           EQ/T. Rowe
                                                                              Price
                                                            EQ/Small      International
                                                         Company Index        Stock
                                                        --------------- ----------------
Assets:
Investment in shares of The Trust, at fair value .....   $ 20,078,069     $ 47,673,302
Receivable for Trust shares sold .....................             --               --
Receivable for policy-related transactions ...........          7,936           20,994
                                                         ------------     ------------
  Total assets .......................................     20,086,005       47,694,296
                                                         ------------     ------------
Liabilities:
Payable for Trust shares purchased ...................          7,935           21,106
Payable for policy-related transactions ..............             --               --
                                                         ------------     ------------
  Total liabilities ..................................          7,935           21,106
                                                         ------------     ------------
Net Assets ...........................................   $ 20,078,070     $ 47,673,190
                                                         ============     ============
Net Assets:
Accumulation Units ...................................   $ 20,017,875     $ 47,632,640
Retained by Equitable Life in Separate Account
 No. 45 ..............................................         60,195           40,550
                                                         ------------     ------------
Total net assets .....................................   $ 20,078,070     $ 47,673,190
                                                         ============     ============
Investments in shares of The Trust, at cost ..........   $ 21,553,462     $ 63,130,532
Trust shares held
 Class A .............................................             --               --
 Class B .............................................      2,195,121        5,712,443
Units outstanding (000's):
Equitable Accumulator 0.00% ..........................             --               --
Equitable Accumulator Advisor .50% ...................              1                1
Income Manager Accumulator Class A 1.15 % ............             --               --
Income Manager Accumulator Class B 1.15 % ............            320            1,635
Equitable Accumulator 1.35% ..........................            899            1,887
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................            361            1,269
Equitable Accumulator Plus, Select, Elite 1.60% ......            239              614
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................             --                5
Unit value:
Equitable Accumulator 0.00% ..........................   $         --     $         --
Equitable Accumulator Advisor .50% ...................   $      11.40     $       9.17
Income Manager Accumulator Class A 1.15 % ............   $         --     $         --
Income Manager Accumulator Class B 1.15 % ............   $      11.10     $       8.89
Equitable Accumulator 1.35% ..........................   $      11.01     $       8.81
Equitable Accumulator issued after March 1,
 2000 1.55% ..........................................   $      10.92     $       8.73
Equitable Accumulator Plus, Select, Elite 1.60% ......   $      10.90     $       8.71
Equitable Accumulator Select issued after August
 13, 2001 1.70% ......................................   $      10.86     $       8.67

----------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                    EQ/Aggressive       EQ/Alliance       EQ/Alliance
                                                        Stock          Common Stock          Global
                                                  ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................   $     381,217     $   21,691,819     $          --
 Expenses:
  Asset-based charges ...........................       1,287,802         12,660,717         1,893,660
                                                    -------------     --------------     -------------
Net Investment Income (Loss) ....................        (906,585)         9,031,102        (1,893,660)
                                                    -------------     --------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........     (11,422,381)       (70,420,592)      (16,158,890)
  Realized gain distribution from The Trust .....              --          1,218,931            59,297
                                                    -------------     --------------     -------------
 Net realized gain (loss) .......................     (11,422,381)       (69,201,661)      (16,099,593)
                                                    -------------     --------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments .................     (21,424,591)       (66,151,838)      (16,947,829)
                                                    -------------     --------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     (32,846,972)      (135,353,499)      (33,047,422)
                                                    -------------     --------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ (33,753,557)    $ (126,322,397)    $ (34,941,082)
                                                    =============     ==============     =============

                                                                                                           EQ/Alliance
                                                                                                           Intermediate
                                                   EQ/Alliance Growth      EQ/Alliance      EQ/Alliance     Government
                                                       and Income       Growth Investors     High Yield     Securities
                                                  -------------------- ------------------ --------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................    $   4,409,687       $   5,048,263     $   7,949,361   $5,907,513
 Expenses:
  Asset-based charges ...........................        6,945,752           3,644,368         1,042,520    1,575,711
                                                     -------------       -------------     -------------   ----------
Net Investment Income (Loss) ....................       (2,536,065)          1,403,895         6,906,841    4,331,802
                                                     -------------       -------------     -------------   ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........       (6,104,636)         (8,686,518)       (6,783,775)     496,236
  Realized gain distribution from The Trust .....       23,040,094                  --                --           --
                                                     -------------       -------------     -------------   ----------
 Net realized gain (loss) .......................       16,935,458          (8,686,518)       (6,783,775)     496,236
                                                     -------------       -------------     -------------   ----------
 Change in unrealized appreciation
  (depreciation) of investments .................      (30,848,568)        (34,707,730)         (831,996)     909,805
                                                     -------------       -------------     -------------   ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      (13,913,110)        (43,394,248)       (7,615,771)   1,406,041
                                                     -------------       -------------     -------------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................    $ (16,449,175)      $ (41,990,353)    $    (708,930)  $5,737,843
                                                     =============       =============     =============   ==========

----------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                    EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                   International    Money Market   Premier Growth
                                                  --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $    547,827    $   9,121,426   $      17,583
 Expenses:
  Asset-based charges ...........................       438,563        3,250,743       2,864,039
                                                   ------------    -------------   -------------
Net Investment Income (Loss) ....................       109,264        5,870,683      (2,846,456)
                                                   ------------    -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (4,735,478)      (2,819,004)    (26,918,676)
  Realized gain distribution from The Trust .....       143,576               --              --
                                                   ------------    -------------   -------------
 Net realized gain (loss) .......................    (4,591,902)      (2,819,004)    (26,918,676)
                                                   ------------    -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments .................    (3,791,988)       1,327,627     (30,464,296)
                                                   ------------    -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (8,383,890)      (1,491,377)    (57,382,972)
                                                   ------------    -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (8,274,626)   $   4,379,306   $ (60,229,428)
                                                   ============    =============   =============

                                                      EQ/Alliance       EQ/Alliance     EQ/AXP New    EQ/AXP Strategy
                                                   Small Cap Growth     Technology      Dimensions       Aggressive
                                                  ------------------ ---------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................   $   1,282,584     $       6,777     $    8,263     $         --
 Expenses:
  Asset-based charges ...........................       1,438,513           692,174         50,816           41,095
                                                    -------------     -------------     ----------     ------------
Net Investment Income (Loss) ....................        (155,929)         (685,397)       (42,553)         (41,095)
                                                    -------------     -------------     ----------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      (3,404,479)      (10,348,265)      (194,210)        (675,995)
  Realized gain distribution from The Trust .....         345,956                --             --               --
                                                    -------------     -------------     ----------     ------------
 Net realized gain (loss) .......................      (3,058,523)      (10,348,265)      (194,210)        (675,995)
                                                    -------------     -------------     ----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments .................     (12,187,110)       (2,443,454)      (304,583)      (2,963,033)
                                                    -------------     -------------     ----------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     (15,245,633)      (12,791,719)      (498,793)      (3,639,028)
                                                    -------------     -------------     ----------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ (15,401,562)    $ (13,477,116)    $ (541,346)    $ (3,680,123)
                                                    =============     =============     ==========     ============

----------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                EQ/Calvert
                                                                          EQ/Bernstein           Socially
                                                   EQ/Balanced (a)   Diversified Value (a)   Responsible (b)
                                                  ----------------- ----------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................   $   6,163,451        $    854,096            $   --
 Expenses:
  Asset-based charges ...........................       1,925,051             683,714               267
                                                    -------------        ------------            ------
Net Investment Income (Loss) ....................       4,238,400             170,382              (267)
                                                    -------------        ------------            ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      (1,691,567)           (219,047)              267
  Realized gain distribution from The Trust .....              --           1,694,546                --
                                                    -------------        ------------            ------
 Net realized gain (loss) .......................      (1,691,567)          1,475,499               267
                                                    -------------        ------------            ------
 Change in unrealized appreciation
  (depreciation) of investments .................     (16,802,779)         (2,896,369)            2,099
                                                    -------------        ------------            ------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     (18,494,346)         (1,420,870)            2,366
                                                    -------------        ------------            ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ (14,255,946)       $ (1,250,488)           $2,099
                                                    =============        ============            ======

                                                                        EQ/Capital
                                                       EQ/Capital        Guardian      EQ/Emerging     EQ/Equity 500
                                                   Guardian Research   U.S. Equity   Markets Equity        Index
                                                  ------------------- ------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................     $   16,043       $   32,096     $         --    $   1,629,665
 Expenses:
  Asset-based charges ...........................         93,674          118,191          371,476        2,614,538
                                                      ----------       ----------     ------------    -------------
Net Investment Income (Loss) ....................        (77,631)         (86,095)        (371,476)        (984,873)
                                                      ----------       ----------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........          2,159           (8,249)      (7,128,500)      (6,526,031)
  Realized gain distribution from The Trust .....             --               --           39,774          101,655
                                                      ----------       ----------     ------------    -------------
 Net realized gain (loss) .......................          2,159           (8,249)      (7,088,726)      (6,424,376)
                                                      ----------       ----------     ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .................        (88,570)         (34,568)       5,533,385      (20,827,768)
                                                      ----------       ----------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        (86,411)         (42,817)      (1,555,341)     (27,525,144)
                                                      ----------       ----------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................     $ (164,042)      $ (128,912)    $ (1,926,817)   $ (28,237,017)
                                                      ==========       ==========     ============    =============

----------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                   EQ/Evergreen                  EQ/FI Small/Mid
                                                      Omega      EQ/FI Mid Cap      Cap Value
                                                  ------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $      410    $     40,138      $  469,500
 Expenses:
  Asset-based charges ...........................      41,162         193,492         707,265
                                                   ----------    ------------      ----------
Net Investment Income (Loss) ....................     (40,752)       (153,354)       (237,765)
                                                   ----------    ------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (131,228)     (2,006,866)         82,978
  Realized gain distribution from The Trust .....          --              --              --
                                                   ----------    ------------      ----------
 Net realized gain (loss) .......................    (131,228)     (2,006,866)         82,978
                                                   ----------    ------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments .................    (307,012)       (231,319)      3,045,606
                                                   ----------    ------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (438,240)     (2,238,185)      3,128,584
                                                   ----------    ------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (478,992)   $ (2,391,539)     $2,890,819
                                                   ==========    ============      ==========

                                                   EQ/International   EQ/Janus Large   EQ/Marsico   EQ/Mercury Basic
                                                     Equity Index       Cap Growth      Focus (b)     Value Equity
                                                  ------------------ ---------------- ------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................    $     50,736      $      2,064     $     --     $   4,740,977
 Expenses:
  Asset-based charges ...........................         223,842           228,519        2,118         1,657,667
                                                     ------------      ------------     --------     -------------
Net Investment Income (Loss) ....................        (173,106)         (226,455)      (2,118)        3,083,310
                                                     ------------      ------------     --------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        (831,262)         (913,256)         989           697,342
  Realized gain distribution from The Trust .....          48,470                --           --         3,344,596
                                                     ------------      ------------     --------     -------------
 Net realized gain (loss) .......................        (782,792)         (913,256)         989         4,041,938
                                                     ------------      ------------     --------     -------------
 Change in unrealized appreciation
  (depreciation) of investments .................      (4,163,689)       (2,685,674)     308,491        (1,563,354)
                                                     ------------      ------------     --------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      (4,946,481)       (3,598,930)     309,480         2,478,584
                                                     ------------      ------------     --------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................    $ (5,119,587)     $ (3,825,385)    $307,362     $   5,561,894
                                                     ============      ============     ========     =============

----------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 EQ/MFS Emerging
                                                        Growth             EQ/MFS            EQ/MFS
                                                       Companies      Investors Trust       Research
                                                  ------------------ ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................   $       57,931     $     79,751      $     105,303
 Expenses:
  Asset-based charges ...........................        3,268,391          269,155          1,363,413
                                                    --------------     ------------      -------------
Net Investment Income (Loss) ....................       (3,210,460)        (189,404)        (1,258,110)
                                                    --------------     ------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      (11,058,384)        (440,320)        (5,028,654)
  Realized gain distribution from The Trust .....               --               --          2,422,577
                                                    --------------     ------------      -------------
 Net realized gain (loss) .......................      (11,058,384)        (440,320)        (2,606,077)
                                                    --------------     ------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .................     (104,297,452)      (2,922,230)       (24,007,040)
                                                    --------------     ------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     (115,355,836)      (3,362,550)       (26,613,117)
                                                    --------------     ------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ (118,566,296)    $ (3,551,954)     $ (27,871,227)
                                                    ==============     ============      =============

                                                   EQ/Putnam Growth      EQ/Small      EQ/T. Rowe Price
                                                    & Income Value    Company Index   International Stock
                                                  ------------------ --------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................    $    480,204      $   114,060      $      96,795
 Expenses:
  Asset-based charges ...........................         666,567          235,900            652,799
                                                     ------------      -----------      -------------
Net Investment Income (Loss) ....................        (186,363)        (121,840)          (556,004)
                                                     ------------      -----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        (280,567)        (454,640)        (2,487,096)
  Realized gain distribution from The Trust .....              --           31,632              7,948
                                                     ------------      -----------      -------------
 Net realized gain (loss) .......................        (280,567)        (423,008)        (2,479,148)
                                                     ------------      -----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .................      (3,823,481)         720,346         (9,239,689)
                                                     ------------      -----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      (4,014,048)         297,338        (11,718,837)
                                                     ------------      -----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................    $ (4,200,411)     $   175,498      $ (12,274,841)
                                                     ============      ===========      =============

----------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Aggressive                       EQ/Alliance
                                                                Stock                           Common Stock
                                                  --------------------------------- ------------------------------------
                                                        2001             2000              2001              2000
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (906,585)  $  (1,568,711)   $     9,031,102    $   (9,014,138)
 Net realized gain (loss) on investments ........     (11,422,381)      8,173,515        (69,201,661)      220,932,895
 Change in unrealized appreciation
  (depreciation) of investments .................     (21,424,591)    (29,280,705)       (66,151,838)     (397,553,214)
                                                   --------------   -------------    ---------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................     (33,753,557)    (22,675,901)      (126,322,397)     (185,634,457)
                                                   --------------   -------------    ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       4,310,214       9,688,019         50,649,636       148,696,565
  Transfers between funds including
   guaranteed interest account, net .............      (8,560,486)     (7,803,949)       (16,746,494)      101,090,799
  Transfers for contract benefits and
   terminations .................................      (7,002,127)    (10,415,390)       (69,831,895)      (79,227,960)
  Contract maintenance charges ..................        (403,235)       (478,944)        (3,075,618)       (2,955,251)
                                                   --------------   -------------    ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (11,655,634)     (9,010,264)       (39,004,371)      167,604,153
                                                   --------------   -------------    ---------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          10,241          23,580            110,242            20,959
                                                   --------------   -------------    ---------------    --------------
Increase (Decrease) in Net Assets ...............     (45,398,950)    (31,662,585)      (165,216,526)      (18,009,345)
Net Assets - Beginning of Period ................     133,114,736     164,777,321      1,053,238,465     1,071,247,810
                                                   --------------   -------------    ---------------    --------------
Net Assets - End of Period ......................  $   87,715,786   $ 133,114,736    $   888,021,939    $1,053,238,465
                                                   ==============   =============    ===============    ==============

                                                                                               EQ/Alliance
                                                             EQ/Alliance                       Growth and
                                                               Global                            Income
                                                  --------------------------------- ---------------------------------
                                                        2001             2000             2001             2000
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,893,660)   $  (1,853,724)   $  (2,536,065)   $  (1,961,297)
 Net realized gain (loss) on investments ........    (16,099,593)      21,011,478       16,935,458       46,676,013
 Change in unrealized appreciation
  (depreciation) of investments .................    (16,947,829)     (54,605,984)     (30,848,568)     (17,285,203)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (34,941,082)     (35,448,230)     (16,449,175)      27,429,513
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     12,737,216       39,890,595       62,205,107       68,533,861
  Transfers between funds including
   guaranteed interest account, net .............      5,717,781       24,501,851       84,325,461       64,995,523
  Transfers for contract benefits and
   terminations .................................     (8,097,417)      (9,511,100)     (37,420,675)     (27,542,217)
  Contract maintenance charges ..................       (388,385)        (373,362)      (1,362,320)        (985,329)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      9,969,195       54,507,984      107,747,573      105,001,838
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         15,949           22,235         (337,746)         363,494
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (24,955,938)      19,081,989       90,960,652      132,794,845
Net Assets - Beginning of Period ................    157,817,910      138,735,921      465,755,813      332,960,968
                                                   -------------    -------------    -------------    -------------
Net Assets - End of Period ......................  $ 132,861,972    $ 157,817,910    $ 556,716,465    $ 465,755,813
                                                   =============    =============    =============    =============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Growth                  EQ/Alliance
                                                             Investors                        High Yield
                                                  -------------------------------- --------------------------------
                                                        2001            2000             2001            2000
                                                  --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,403,895   $   1,522,788    $  6,906,841    $    6,907,703
 Net realized gain (loss) on investments ........     (8,686,518)     21,947,832      (6,783,775)       (4,259,613)
 Change in unrealized appreciation
  (depreciation) of investments .................    (34,707,730)    (48,225,629)       (831,996)      (10,112,556)
                                                   -------------   -------------    ------------    --------------
 Net increase (decrease) in net assets from
  operations ....................................    (41,990,353)    (24,755,009)       (708,930)       (7,464,466)
                                                   -------------   -------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     15,596,091      53,048,939      11,099,707         9,682,036
  Transfers between funds including
   guaranteed interest account, net .............      8,428,282      51,873,466      11,066,895        (1,800,656)
  Transfers for contract benefits and
   terminations .................................    (20,953,922)    (18,873,180)     (5,955,458)       (5,421,247)
  Contract maintenance charges ..................       (733,920)       (641,608)       (194,100)         (172,428)
                                                   -------------   -------------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,336,531      85,407,617      16,017,044         2,287,705
                                                   -------------   -------------    ------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         30,333          64,884         (76,106)         (260,947)
                                                   -------------   -------------    ------------    --------------
Increase (Decrease) in Net Assets ...............    (39,623,489)     60,717,492      15,232,008        (5,437,708)
Net Assets - Beginning of Period ................    296,080,036     235,362,544      68,500,779        73,938,487
                                                   -------------   -------------    ------------    --------------
Net Assets - End of Period ......................  $ 256,456,547   $ 296,080,036    $ 83,732,787    $   68,500,779
                                                   =============   =============    ============    ==============

                                                      EQ/Alliance Government                 EQ/Alliance
                                                     Intermediate Securities                International
                                                  -------------------------------- ------------------------------
                                                        2001             2000            2001           2000
                                                  ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   4,331,802    $  2,930,823    $    109,264    $   (338,639)
 Net realized gain (loss) on investments ........        496,236        (171,898)     (4,591,902)     (4,542,886)
 Change in unrealized appreciation
  (depreciation) of investments .................        909,805       1,600,105      (3,791,988)     (2,996,360)
                                                   -------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      5,737,843       4,359,030      (8,274,626)     (7,877,885)
                                                   -------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     43,669,575       9,350,712       2,536,553      10,457,101
  Transfers between funds including
   guaranteed interest account, net .............     75,542,127       8,274,671          59,185       4,807,081
  Transfers for contract benefits and
   terminations .................................    (12,396,793)     (6,245,986)     (1,993,617)     (2,209,946)
  Contract maintenance charges ..................       (213,848)       (133,397)       (104,332)       (100,384)
                                                   -------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    106,601,061      11,246,000         497,789      12,953,852
                                                   -------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         14,901          36,199           4,328          16,851
                                                   -------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    112,353,805      15,641,229      (7,772,509)      5,092,818
Net Assets - Beginning of Period ................     67,697,968      52,056,739      37,330,814      32,237,996
                                                   -------------    ------------    ------------    ------------
Net Assets - End of Period ......................  $ 180,051,773    $ 67,697,968    $ 29,558,305    $ 37,330,814
                                                   =============    ============    ============    ============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Alliance                      EQ/Alliance
                                                           Money Market                    Premier Growth
                                                  ------------------------------- ---------------------------------
                                                        2001            2000            2001             2000
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   5,870,683   $   6,810,381   $  (2,846,456)   $  (1,285,771)
 Net realized gain (loss) on investments ........     (2,819,004)      1,575,666     (26,918,676)       1,563,743
 Change in unrealized appreciation
  (depreciation) of investments .................      1,327,627      (1,239,519)    (30,464,296)     (50,685,027)
                                                   -------------   -------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      4,379,306       7,146,528     (60,229,428)     (50,407,055)
                                                   -------------   -------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    150,778,368     112,507,380      21,575,589       85,285,988
  Transfers between funds including
   guaranteed interest account, net .............     28,215,296     (86,658,570)     15,339,171       88,958,316
  Transfers for contract benefits and
   terminations .................................    (55,589,871)    (42,119,639)    (12,339,218)      (9,703,352)
  Contract maintenance charges ..................       (411,420)       (285,165)       (457,720)        (312,367)
                                                   -------------   -------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    122,992,373     (16,555,994)     24,117,822      164,228,585
                                                   -------------   -------------   -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         32,322         104,608         725,863       (3,792,660)
                                                   -------------   -------------   -------------    -------------
Increase (Decrease) in Net Assets ...............    127,404,001      (9,304,858)    (35,385,743)     110,028,870
Net Assets - Beginning of Period ................    170,863,346     180,168,204     222,606,874      112,578,004
                                                   -------------   -------------   -------------    -------------
Net Assets - End of Period ......................  $ 298,267,347   $ 170,863,346   $ 187,221,131    $ 222,606,874
                                                   =============   =============   =============    =============

                                                          EQ/Alliance Small                    EQ/Alliance
                                                             Cap Growth                      Technology (a)
                                                  --------------------------------- ---------------------------------
                                                        2001             2000             2001             2000
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (155,929)   $  (1,042,435)   $     (685,397)  $     (220,678)
 Net realized gain (loss) on investments ........     (3,058,523)      15,714,714       (10,348,265)      (1,190,323)
 Change in unrealized appreciation
  (depreciation) of investments .................    (12,187,110)     (12,529,977)       (2,443,454)     (12,440,891)
                                                   -------------    -------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ....................................    (15,401,562)       2,142,302       (13,477,116)     (13,851,892)
                                                   -------------    -------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     18,224,767       23,831,969        11,776,116       21,963,694
  Transfers between funds including
   guaranteed interest account, net .............     20,039,161       34,489,995        17,869,579       34,212,109
  Transfers for contract benefits and
   terminations .................................     (6,026,423)      (5,646,119)       (2,767,941)      (1,032,798)
  Contract maintenance charges ..................       (283,854)        (193,728)          (98,790)         (23,809)
                                                   -------------    -------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     31,953,651       52,482,117        26,778,964       55,119,196
                                                   -------------    -------------    --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         13,898          (10,142)          296,992          501,033
                                                   -------------    -------------    --------------   --------------
Increase (Decrease) in Net Assets ...............     16,565,987       54,614,277        13,598,840       41,768,337
Net Assets - Beginning of Period ................    103,126,586       48,512,309        41,768,337               --
                                                   -------------    -------------    --------------   --------------
Net Assets - End of Period ......................  $ 119,692,573    $ 103,126,586    $   55,367,177   $   41,768,337
                                                   =============    =============    ==============   ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/AXP                    EQ/AXP Strategy
                                                      New Dimensions (b)              Aggressive (b)
                                                  --------------------------- -------------------------------
                                                       2001          2000           2001            2000
                                                  ------------- ------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (42,553)   $       (1)   $     (41,095)  $       9,206
 Net realized gain (loss) on investments ........    (194,210)       (4,816)        (675,995)        (41,436)
 Change in unrealized appreciation
  (depreciation) of investments .................    (304,583)     (119,664)      (2,963,033)     (2,230,457)
                                                   ----------    ----------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................    (541,346)     (124,481)      (3,680,123)     (2,262,687)
                                                   ----------    ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........   2,109,779       590,477        1,587,129         689,842
  Transfers between funds including
   guaranteed interest account, net .............   2,544,502       543,748        2,325,765       1,083,978
  Transfers for contract benefits and
   terminations .................................    (278,353)       (8,302)        (261,835)        (17,304)
  Contract maintenance charges ..................      (4,677)         (118)          (4,782)           (151)
                                                   ----------    ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   4,371,251     1,125,805        3,646,277       1,756,365
                                                   ----------    ----------    -------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......       7,997       500,000            6,964      10,499,530
                                                   ----------    ----------    -------------   -------------
Increase (Decrease) in Net Assets ...............   3,837,902     1,501,324          (26,882)      9,993,208
Net Assets - Beginning of Period ................   1,501,324            --        9,993,208              --
                                                   ----------    ----------    -------------   -------------
Net Assets - End of Period ......................  $5,339,226    $1,501,324    $   9,966,326   $   9,993,208
                                                   ==========    ==========    =============   =============

                                                                      EQ/Bernstein     EQ/Calvert
                                                                      Diversified       Socially
                                                   EQ/Balanced (c)     Value (c)     Responsible (d)
                                                  ----------------- --------------- ----------------
                                                         2001             2001            2001
                                                  ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   4,238,400    $    170,382       $   (267)
 Net realized gain (loss) on investments ........      (1,691,567)      1,475,499            267
 Change in unrealized appreciation
  (depreciation) of investments .................     (16,802,779)     (2,896,369)         2,099
                                                    -------------    ------------       --------
 Net increase (decrease) in net assets from
  operations ....................................     (14,255,946)     (1,250,488)         2,099
                                                    -------------    ------------       --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      17,904,939      11,791,871         44,753
  Transfers between funds including
   guaranteed interest account, net .............     255,619,354      92,424,656        119,134
  Transfers for contract benefits and
   terminations .................................     (12,889,214)     (3,678,016)          (431)
  Contract maintenance charges ..................        (328,079)       (159,035)            --
                                                    -------------    ------------       --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     260,307,000     100,379,476        163,456
                                                    -------------    ------------       --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......          37,280          95,505            267
                                                    -------------    ------------       --------
Increase (Decrease) in Net Assets ...............     246,088,334      99,219,493        165,822
Net Assets - Beginning of Period ................              --              --             --
                                                    -------------    ------------       --------
Net Assets - End of Period ......................   $ 246,088,334    $ 99,219,493       $165,822
                                                    =============    ============       ========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Capital                     EQ/Capital
                                                            Guardian                     Guardian U.S.
                                                            Research                        Equity
                                                  ----------------------------- -------------------------------
                                                       2001           2000            2001            2000
                                                  ------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (77,631)   $      16,897    $   (86,095)   $      55,623
 Net realized gain (loss) on investments ........       2,159        1,012,896         (8,249)         413,925
 Change in unrealized appreciation
  (depreciation) of investments .................     (88,570)        (422,903)       (34,568)        (125,530)
                                                   ----------    -------------    -----------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (164,042)         606,890       (128,912)         344,018
                                                   ----------    -------------    -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........   1,704,912        1,910,047      2,938,082        2,556,598
  Transfers between funds including
   guaranteed interest account, net .............   1,991,715        2,030,969      3,402,524        2,115,990
  Transfers for contract benefits and
   terminations .................................    (394,170)        (112,872)      (836,661)        (159,821)
  Contract maintenance charges ..................     (12,535)          (3,637)       (15,281)          (6,154)
                                                   ----------    -------------    -----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   3,289,922        3,824,507      5,488,664        4,506,613
                                                   ----------    -------------    -----------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......     (19,160)      (7,567,854)      (244,776)      (4,814,487)
                                                   ----------    -------------    -----------    -------------
Increase (Decrease) in Net Assets ...............   3,106,720       (3,136,457)     5,114,976           36,144
Net Assets - Beginning of Period ................   5,085,764        8,222,221      6,609,030        6,572,886
                                                   ----------    -------------    -----------    -------------
Net Assets - End of Period ......................  $8,192,484    $   5,085,764    $11,724,006    $   6,609,030
                                                   ==========    =============    ===========    =============

                                                            EQ/Emerging                       EQ/Equity
                                                          Markets Equity                      500 Index
                                                  ------------------------------- ---------------------------------
                                                       2001            2000             2001             2000
                                                  -------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (371,476)  $    2,063,732   $    (984,873)   $     625,765
 Net realized gain (loss) on investments ........    (7,088,726)      (2,038,716)     (6,424,376)       8,882,706
 Change in unrealized appreciation
  (depreciation) of investments .................     5,533,385      (18,204,764)    (20,827,768)     (14,259,795)
                                                   ------------   --------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (1,926,817)     (18,179,748)    (28,237,017)      (4,751,324)
                                                   ------------   --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,887,434       12,085,881      17,728,922        6,427,961
  Transfers between funds including
   guaranteed interest account, net .............      (163,212)      11,229,993       2,719,164      205,565,242
  Transfers for contract benefits and
   terminations .................................    (1,414,602)      (1,713,252)    (11,273,287)      (2,660,035)
  Contract maintenance charges ..................       (73,375)         (72,727)       (490,322)        (107,377)
                                                   ------------   --------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     1,236,245       21,529,895       8,684,477      209,225,792
                                                   ------------   --------------   -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        81,358           96,171         (33,370)          64,509
                                                   ------------   --------------   -------------    -------------
Increase (Decrease) in Net Assets ...............      (609,214)       3,446,318     (19,585,910)     204,538,977
Net Assets - Beginning of Period ................    27,669,725       24,223,407     205,404,998          866,021
                                                   ------------   --------------   -------------    -------------
Net Assets - End of Period ......................  $ 27,060,511   $   27,669,725   $ 185,819,088    $ 205,404,998
                                                   ============   ==============   =============    =============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Evergreen                   EQ/FI Mid
                                                             Omega                       Cap (b)
                                                  --------------------------- ------------------------------
                                                       2001          2000          2001            2000
                                                  ------------- ------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (40,752)   $  (27,228)   $   (153,354)   $    14,949
 Net realized gain (loss) on investments ........    (131,228)        5,650      (2,006,866)       (13,029)
 Change in unrealized appreciation
  (depreciation) of investments .................    (307,012)     (340,567)       (231,319)       157,003
                                                   ----------    ----------    ------------    -----------
 Net increase (decrease) in net assets from
  operations ....................................    (478,992)     (362,145)     (2,391,539)       158,923
                                                   ----------    ----------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     942,097       550,968      10,657,001      1,425,217
  Transfers between funds including
   guaranteed interest account, net .............   1,221,069       471,366      15,482,070      1,631,860
  Transfers for contract benefits and
   terminations .................................    (186,669)      (83,125)       (481,345)       (51,816)
  Contract maintenance charges ..................      (6,778)       (5,819)        (15,426)          (616)
                                                   ----------    ----------    ------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   1,969,719       933,390      25,642,300      3,004,645
                                                   ----------    ----------    ------------    -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......      11,782           868      (8,475,478)    10,500,000
                                                   ----------    ----------    ------------    -----------
Increase (Decrease) in Net Assets ...............   1,502,509       572,113      14,775,283     13,663,568
Net Assets - Beginning of Period ................   2,638,232     2,066,119      13,663,568             --
                                                   ----------    ----------    ------------    -----------
Net Assets - End of Period ......................  $4,140,741    $2,638,232    $ 28,438,851    $13,663,568
                                                   ==========    ==========    ============    ===========

                                                           EQ/FI Small/                 EQ/International
                                                          Mid Cap Value                   Equity Index
                                                  ------------------------------ ------------------------------
                                                       2001            2000           2001            2000
                                                  -------------- --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (237,765)  $    (65,575)   $   (173,106)  $    (79,606)
 Net realized gain (loss) on investments ........        82,978       (968,048)       (782,792)       966,104
 Change in unrealized appreciation
  (depreciation) of investments .................     3,045,606      2,034,361      (4,163,689)    (4,538,937)
                                                   ------------   ------------    ------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     2,890,819      1,000,738      (5,119,587)    (3,652,439)
                                                   ------------   ------------    ------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    20,799,722      2,328,549       2,065,976      4,365,833
  Transfers between funds including
   guaranteed interest account, net .............    40,495,478     (2,612,150)      1,471,607      2,891,292
  Transfers for contract benefits and
   terminations .................................    (3,268,359)    (2,126,256)       (862,614)    (1,228,778)
  Contract maintenance charges ..................      (146,516)       (91,603)        (40,767)       (36,350)
                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    57,880,325     (2,501,460)      2,634,202      5,991,997
                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        34,994         (4,451)         38,511         25,885
                                                   ------------   ------------    ------------   ------------
Increase (Decrease) in Net Assets ...............    60,806,138     (1,505,173)     (2,446,874)     2,365,443
Net Assets - Beginning of Period ................    32,850,962     34,356,135      18,173,013     15,807,570
                                                   ------------   ------------    ------------   ------------
Net Assets - End of Period ......................  $ 93,657,100   $ 32,850,962    $ 15,726,139   $ 18,173,013
                                                   ============   ============    ============   ============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Janus Large          EQ/Marsico
                                                         Cap Growth (b)           Focus (d)
                                                  ---------------------------- --------------
                                                       2001           2000          2001
                                                  -------------- ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (226,455)  $   (6,508)    $   (2,118)
 Net realized gain (loss) on investments ........      (913,256)      (5,560)           989
 Change in unrealized appreciation
  (depreciation) of investments .................    (2,685,674)    (497,179)       308,491
                                                   ------------   ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    (3,825,385)    (509,247)       307,362
                                                   ------------   ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     9,150,070    4,091,366        535,953
  Transfers between funds including
   guaranteed interest account, net .............    12,166,488    3,237,223        582,906
  Transfers for contract benefits and
   terminations .................................      (642,310)     (91,086)        (4,109)
  Contract maintenance charges ..................       (19,395)      (2,282)           (81)
                                                   ------------   ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    20,654,853    7,235,221      1,114,669
                                                   ------------   ----------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......      (311,737)     500,000      2,001,697
                                                   ------------   ----------     ----------
Increase (Decrease) in Net Assets ...............    16,517,731    7,225,974      3,423,728
Net Assets - Beginning of Period ................     7,225,974           --             --
                                                   ------------   ----------     ----------
Net Assets - End of Period ......................  $ 23,743,705   $7,225,974     $3,423,728
                                                   ============   ==========     ==========

                                                         EQ/Mercury Basic                   EQ/MFS Emerging
                                                           Value Equity                    Growth Companies
                                                  ------------------------------- -----------------------------------
                                                        2001            2000             2001              2000
                                                  --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  3,083,310    $  3,590,233    $    (3,210,460)  $     1,757,648
 Net realized gain (loss) on investments ........     4,041,938       5,442,220        (11,058,384)       21,289,414
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,563,354)        164,014       (104,297,452)     (106,479,217)
                                                   ------------    ------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................     5,561,894       9,196,467       (118,566,296)      (83,432,155)
                                                   ------------    ------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    19,193,873      10,634,617         12,012,580        82,474,055
  Transfers between funds including
   guaranteed interest account, net .............    39,967,488      10,409,502         (4,811,654)       82,239,480
  Transfers for contract benefits and
   terminations .................................    (8,037,363)     (4,904,632)       (13,557,728)      (20,624,084)
  Contract maintenance charges ..................      (325,780)       (214,271)          (662,113)         (714,510)
                                                   ------------    ------------    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    50,798,218      15,925,276         (7,018,915)      143,374,941
                                                   ------------    ------------    ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......       200,819          92,249           (216,138)          702,538
                                                   ------------    ------------    ---------------   ---------------
Increase (Decrease) in Net Assets ...............    56,560,931      25,213,992       (125,801,349)       60,645,324
Net Assets - Beginning of Period ................    98,663,975      73,449,983        334,921,719       274,276,395
                                                   ------------    ------------    ---------------   ---------------
Net Assets - End of Period ......................  $155,224,906    $ 98,663,975    $   209,120,370   $   334,921,719
                                                   ============    ============    ===============   ===============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     EQ/MFS
                                                       EQ/MFS Investors Trust                       Research
                                                  -----------------------------         ---------------------------------
                                                       2001           2000                    2001             2000
                                                  -------------- --------------         ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (189,404)  $  (138,078)           $  (1,258,110)   $    (477,408)
 Net realized gain (loss) on investments ........      (440,320)       74,199               (2,606,077)      10,983,330
 Change in unrealized appreciation
  (depreciation) of investments .................    (2,922,230)     (195,412)             (24,007,040)     (19,589,565)
                                                   ------------   -----------            -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................    (3,551,954)     (259,291)             (27,871,227)      (9,083,643)
                                                   ------------   -----------            -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,282,624     5,965,489                6,023,346       21,973,472
  Transfers between funds including
   guaranteed interest account, net .............     2,193,021     5,741,164                  319,953       18,429,294
  Transfers for contract benefits and
   terminations .................................    (1,473,274)     (893,654)              (6,306,713)      (6,928,659)
  Contract maintenance charges ..................       (35,974)      (22,159)                (278,089)        (261,844)
                                                   ------------   -----------            -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,966,397    10,790,840                 (241,503)      33,212,263
                                                   ------------   -----------            -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......        69,890        11,946                  220,087          134,108
                                                   ------------   -----------            -------------    -------------
Increase (Decrease) in Net Assets ...............       484,333    10,543,495              (27,892,643)      24,262,728
Net Assets - Beginning of Period ................    18,382,018     7,838,523              118,098,144       93,835,416
                                                   ------------   -----------            -------------    -------------
Net Assets - End of Period ......................  $ 18,866,351   $18,382,018            $  90,205,501    $ 118,098,144
                                                   ============   ===========            =============    =============

                                                             EQ/Putnam
                                                          Growth & Income
                                                               Value
                                                   -----------------------------
                                                        2001           2000
                                                   -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (186,363)  $   (131,475)
 Net realized gain (loss) on investments ........       (280,567)      (537,360)
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,733,481)     3,234,186
                                                    ------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (4,200,411)     2,565,351
                                                    ------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      4,517,573      3,437,040
  Transfers between funds including
   guaranteed interest account, net .............      3,186,582     (3,779,519)
  Transfers for contract benefits and
   terminations .................................     (4,791,420)    (3,537,920)
  Contract maintenance charges ..................       (157,624)      (137,219)
                                                    ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,755,111     (4,017,617)
                                                    ------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         56,382          9,784
                                                    ------------   ------------
Increase (Decrease) in Net Assets ...............     (1,388,918)    (1,442,482)
Net Assets - Beginning of Period ................     51,950,457     53,392,939
                                                    ------------   ------------
Net Assets - End of Period ......................   $ 50,561,539   $ 51,950,457
                                                    ============   ============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/T. Rowe Price
                                                            EQ/Small Company                      International
                                                                 Index                                Stock
                                                    --------------------------------   -----------------------------------
                                                         2001              2000              2001               2000
                                                    --------------   ---------------   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $  (121,840)     $    922,768      $    (556,004)     $    (664,782)
 Net realized gain (loss) on investments ........       (423,008)        1,702,295         (2,479,148)         5,789,192
 Change in unrealized appreciation
  (depreciation) of investments .................        720,346        (3,581,923)        (9,239,689)       (15,879,544)
                                                     -----------      ------------      -------------      -------------
 Net increase (decrease) in net assets from
  operations ....................................        175,498          (956,860)       (12,274,841)       (10,755,134)
                                                     -----------      ------------      -------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      2,237,897         3,111,982          6,318,304         11,202,956
  Transfers between funds including
   guaranteed interest account, net .............      1,840,277         2,395,372          3,477,912          7,755,818
  Transfers for contract benefits and
   terminations .................................       (720,928)         (774,305)        (2,513,040)        (3,160,431)
  Contract maintenance charges ..................        (46,325)          (35,322)          (135,398)          (123,355)
                                                     -----------      ------------      -------------      -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      3,310,921         4,697,727          7,147,778         15,674,988
                                                     -----------      ------------      -------------      -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 45 ......         33,070            17,516             28,491             (6,187)
                                                     -----------      ------------      -------------      -------------
Increase (Decrease) in Net Assets ...............      3,519,489         3,758,383         (5,098,572)         4,913,667
Net Assets - Beginning of Period ................     16,558,581        12,800,198         52,771,762         47,858,095
                                                     -----------      ------------      -------------      -------------
Net Assets - End of Period ......................    $20,078,070      $ 16,558,581      $  47,673,190      $  52,771,762
                                                     ===========      ============      =============      =============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2001


1.  Organization

    The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified management investment company that sells shares of a Portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

    The Account consists of 34 variable investment options(1) offered by EQAT:

    o EQ/Aggressive Stock(2)
    o EQ/Alliance Common Stock
    o EQ/Alliance Global
    o EQ/Alliance Growth and Income
    o EQ/Alliance Growth Investors
    o EQ/Alliance High Yield
    o EQ/Alliance Intermediate Government Securities
    o EQ/Alliance International
    o EQ/Alliance Money Market
    o EQ/Alliance Premier Growth
    o EQ/Alliance Small Cap Growth
    o EQ/Alliance Technology
    o EQ/AXP New Dimensions
    o EQ/AXP Strategy Aggressive
    o EQ/Balanced
    o EQ/Bernstein Diversified Value(3)
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Research
    o EQ/Capital Guardian U.S. Equity
    o EQ/Emerging Markets Equity (4)
    o EQ/Equity 500 Index(5)
    o EQ/Evergreen Omega(6)
    o EQ/FI Mid Cap
    o EQ/FI Small/Mid Cap Value(7)
    o EQ/International Equity Index(8)
    o EQ/Janus Large Cap Growth
    o EQ/Marsico Focus
    o EQ/Mercury Basic Value Equity(9)
    o EQ/MFS Emerging Growth Companies
    o EQ/MFS Investors Trust(10)
    o EQ/MFS Research
    o EQ/Putnam Growth & Income Value
    o EQ/Small Company Index(11)
    o EQ/T. Rowe Price International Stock

----------

 (1) Effective May 18, 2001 the names of the investment options include EQ/.
 (2) Formerly known as Alliance Aggressive.
 (3) Formerly known as Lazard Large Cap Value.
 (4) Formerly known as Morgan Stanley Emerging Markets Equity.
 (5) Formerly known as Alliance Equity Index.
 (6) Formerly known as EQ/Evergreen.
 (7) Formerly known as Warburg Pincus Small Company Value.
 (8) Formerly known as BT International Equity Index.
 (9) Formerly known as Merrill Lynch Basic Value Equity.
(10) Formerly known as MFS Growth with Income.
(11) Formerly known as BT Small Company Index.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

    The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator issued after March 1, 2000, Equitable Accumulator Plus, Select, Elite, and Equitable Accumulator Select issued after August 13, 2001, deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator Select, Elite, Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001, are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Advisor and Equitable Accumulator Plus are offered with the same variable investment options for use as an NQ, QP or IRA. Income Manager Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator Select, Elite, Equitable Accumulator issued after March 1, 2000, and Equitable Accumulator Select issued after August 13, 2001 (NQ, IRA, QP and TSA), Equitable Accumulator Advisor and Equitable Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


1.  Organization (Concluded)

    The amount retained by Equitable Life in the Account arises principally from
    (1) contributions from Equitable Life, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account. In addition to amounts reported on the Statements of Assets and Liabilities line item Retained by Equitable Life in Separate Account No. 45, the Account invested $37,871 in EQ/Capital Guardian International. This fund was first offered to contractowners on January 14, 2002.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

    On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

    Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (excluding amounts allocated to the guaranteed interest account, reflected in the General Account) are reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity option of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after March 1, 2000 Contracts. Included in Contract maintenance charges are administrative charges, if applicable, are deducted annually under Equitable Accumulator issued after March 1, 2000 Contracts.

    The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


3.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:


                                                    Purchases         Sales
                                                 --------------  --------------
EQ/Aggressive Stock                              $  298,387,375  $  310,939,428
EQ/Alliance Common Stock                            133,669,777     162,325,256
EQ/Alliance Global                                   62,697,815      54,546,928
EQ/Alliance Growth and Income                       305,912,112     177,994,808
EQ/Alliance Growth Investors                         44,452,133      40,681,299
EQ/Alliance High Yield                               50,945,177      28,097,400
EQ/Alliance Intermediate Government Securities      135,746,028      24,798,204
EQ/Alliance International                           216,666,045     215,911,092
EQ/Alliance Money Market                            850,937,277     722,029,706
EQ/Alliance Premier Growth                          103,612,929      81,616,453
EQ/Alliance Small Cap Growth                         46,779,320      14,626,079
EQ/Alliance Technology                               42,659,750      16,594,407
EQ/AXP New Dimensions                                 5,099,177         769,513
EQ/AXP Strategy Aggressive                            6,409,388       2,797,060
EQ/Balanced                                         574,660,192     308,766,772
EQ/Bernstein Diversified Value                      140,647,202      38,289,559
EQ/Calvert Socially Responsible                         176,093          12,637
EQ/Capital Guardian Research                          4,566,390       1,363,251
EQ/Capital Guardian U.S. Equity                       6,917,939       1,760,146
EQ/Emerging Markets Equity                           29,594,633      28,608,782
EQ/Equity 500 Index                                  69,517,304      61,758,997
EQ/Evergreen Omega                                    2,644,362         703,612
EQ/FI Mid Cap                                        27,518,910      10,503,782
EQ/FI Small/Mid Cap Value                            62,755,580       5,078,115
EQ/International Equity Index                         5,615,193       3,067,115
EQ/Janus Large Cap Growth                            22,639,133       2,524,207
EQ/Marsico Focus                                      3,150,651          36,404
EQ/Mercury Basic Value Equity                        67,736,835      10,310,422
EQ/MFS Emerging Growth Companies                     32,956,040      43,391,798
EQ/MFS Investors Trust                                6,689,292       2,842,410
EQ/MFS Research                                      24,601,923      23,458,886
EQ/Putnam Growth & Income Value                      10,017,704       7,397,411
EQ/Small Company Index                                6,723,085       3,469,303
EQ/T. Rowe Price International Stock                132,072,655     125,444,330
                                                 --------------  --------------
                                                 $3,576,607,225  $2,859,396,870
                                                 ==============  ==============



4.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in Class IA or Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares. Class IA shares of EQAT continue to be purchased by contracts in-force prior to May 1, 1997.

    Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of these advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses of providing investment

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


4.  Expenses and Related Party Transactions (Concluded)

    advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios (including EQ/Aggressive Stock, EQ/Balanced, EQ/Bernstein Diversified Value, and EQ/Equity 500 Index). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

    AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5.  Substitutions

    On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The EQ/Balanced Portfolio was not held by the Account before the merger. The substitution was accomplished by a tax free exchange of 1,563,913 Class IA shares and 12,582,186 Class IB shares of Alliance Conservative Investors (valued at $167,524,331), 661,531 Class IB shares of EQ/Evergreen Foundation (valued at $6,264,702), 4,791,791 Class IB shares of EQ/Putnam Balanced (valued at $59,178,615) and 1,002,776 Class IB shares of Mercury World Strategy (valued at $9,837,235) for 1,184,662 Class IA shares and 14,374,438 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $242,804,883). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy were combined with those of EQ/Balanced. The aggregate net assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy immediately before the substitution were $167,524,331, $6,264,702, $59,178,615, and
    $9,837,235 respectively, resulting in combined assets after the substitution of $242,804,883 in EQ/Balanced Portfolio.

    On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio ("Bernstein") formerly the Lazard Large Cap Portfolio, acquired all the net assets of the
    T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 5,841,635 Class IB shares of T. Rowe Price Equity Income Portfolio (valued at $77,226,420) for 6,288,796 Class IB shares of Bernstein outstanding (valued at $77,226,420). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets at that date were combined with those of Bernstein Portfolio. The Bernstein Portfolio was not held by the account, therefore, the aggregate net assets of Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before and after the substitution were $77,226,420.

    On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 7,518,285 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $212,752,364) for the 14,943,653 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $212,752,354). On October 6, 2000 the assets of BT Equity 500 Index were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $937,747 and $212,752,364, respectively, resulting in combined assets after the substitution of $213,690,111 in EQ/Equity 500 Index Portfolio.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


6.  Asset Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:

                                                                                Asset-based
                                                              Mortality and   Administration   Distribution       Current
                                                              Expense Risks       Charge          Charge      Aggregate Charge
                                                             --------------- ---------------- -------------- -----------------
    Equitable Accumulator Advisor ........................        0.50%             --               --           0.50%
    Income Manager Accumulator ...........................        0.90%           0.25%              --           1.15%
    Equitable Accumulator ................................        1.10%           0.25%              --           1.35%
    Equitable Accumulator issued after March 1, 2000 .....        1.10%           0.25%            0.20%          1.55%
    Equitable Accumulator Plus, Select, Elite ............        1.10%           0.25%            0.25%          1.60%
    Equitable Accumulator Select issued after
      August 13, 2001 .............................. .....        1.10%           0.35%            0.25%          1.70%

    The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Portfolios. The aggregate of these charges may not exceed a total effective annual rate of 0.50% for Equitable Accumulator Advisor, 1.15% for Income Manager Accumulator, 1.45% for Equitable Accumulator, 1.65% for Equitable Accumulator issued after March 1, 2000, 1.70% for Equitable Accumulator Plus, Select, and Elite, and 1.70% for Equitable Accumulator Select issued after August 13, 2001. Equitable Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding

    Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                                EQ/Alliance
                                    EQ/Aggressive        EQ/Alliance                            Growth and            EQ/Alliance
                                        Stock            Common Stock     EQ/Alliance Global       Income           Growth Investors
                                   ----------------    ----------------   ------------------   ----------------    ----------------
                                    2001      2000      2001      2000     2001       2000      2001      2000      2001      2000
                                   ------    ------    ------    ------   ------    --------   ------    ------    ------    ------
0.00% Unit Value
 Issued ........................     --        --        --        --        --        --        --        --        --        --
 Redeemed ......................     --        --        --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......     --        --        --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
..50% Class B Unit Value (e)
 Issued ........................     --        --        --        --        --        --           4      --        --        --
 Redeemed ......................     --        --        --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......     --        --        --        --        --        --           4      --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.15% Class A Unit Value
 Issued ........................       27        48        32        55        33        79       338       328        43        74
 Redeemed ......................     (156)     (197)     (177)     (156)     (127)     (167)     (544)     (520)     (247)     (158)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......     (129)     (149)     (145)     (101)      (94)      (88)     (206)     (192)     (204)      (84)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.15% Class B Unit Value
 Issued ........................       18        29        44        75        43       123       357       407        57       164
 Redeemed ......................      (96)     (111)     (155)     (153)     (151)     (116)     (480)     (554)     (241)     (208)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......      (78)      (82)     (111)      (78)     (108)        7      (123)     (147)     (184)      (44)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.35% Class B Unit Value
 Issued ........................       56       176        85       571       170     5,538     1,409     3,057       215     1,293
 Redeemed ......................     (138)     (134)     (306)     (230)     (387)   (5,064)   (1,491)   (1,110)     (655)     (400)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......      (82)       42      (221)      341      (217)      474       (82)    1,947      (440)      893
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.55% Class B Unit Value (a)
 Issued ........................       89        38       304       227       775       461     3,566     1,261       930       655
 Redeemed ......................       (7)       (2)      (54)      (10)     (148)      (19)     (448)      (38)     (183)      (31)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......       82        36       250       217       627       442     3,118     1,223       747       624
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.60% Class B Unit Value
 Issued ........................    5,708        59       273       269     1,573       551     7,503     1,493       311       695
 Redeemed ......................   (5,625)      (10)     (203)      (24)   (1,449)      (46)   (6,118)     (174)     (170)      (52)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......       83        49        70       245       124       505     1,385     1,319       141       643
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.70% Class B Unit Value (f)
 Issued ........................        1      --           4      --           7      --          30      --           4      --
 Redeemed ......................     --        --        --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......        1      --           4      --           7      --          30      --           4      --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
(e) Units were made available for sale on January 2, 2001.
(f) Units were made available for sale on August 13, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(i) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


7.  Changes in Units Outstanding (Continued)

    Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                               EQ/Alliance
                                                               Intermediate
                                        EQ/Alliance             Government                EQ/Alliance
                                        High Yield              Securities               International
                                   --------------------- ------------------------- -------------------------
                                      2001       2000         2001         2000         2001         2000
                                   --------- ----------- ------------- ----------- ------------- -----------
0.00% Unit Value
 Issued ..........................      --        --            --          --            --            --
 Redeemed ........................      --        --            --          --            --            --
                                        --        --            --          --            ---           --
 Net Increase (Decrease) .........      --        --            --          --            --            --
                                        --        --            --          --            ---           --
..50% Class B Unit Value (e)
 Issued ..........................       2        --             8          --             4            --
 Redeemed ........................      --        --            --          --              (1)         --
                                        --        --            --          --            -----         --
 Net Increase (Decrease) .........       2        --             8          --             3            --
                                        --        --            --          --            ----          --
1.15% Class A Unit Value
 Issued ..........................     444       325           520          64         3,344         7,081
 Redeemed ........................    (411)     (353)         (239)       (155)       (3,469)       (6,995)
                                      ----      ----          ----        ----        --------      ------
 Net Increase (Decrease) .........      33       (28)          281         (91)         (125)           86
                                      ----      ----          ----        ----        --------      ------
1.15% Class B Unit Value
 Issued ..........................     128       116           576         129           776         1,392
 Redeemed ........................    (217)     (384)         (257)       (265)         (824)       (1,368)
                                      ----      ----          ----        ----        --------      ------
 Net Increase (Decrease) .........     (89)     (268)          319        (136)          (48)           24
                                      ----      ----          ----        ----        --------      ------
1.35% Class B Unit Value
 Issued ..........................     281       602         2,175        1,126          254         6,733
 Redeemed ........................    (381)     (525)       (1,220)       (851)         (356)       (6,485)
                                      ----      ----        ------        -----       --------      ------
 Net Increase (Decrease) .........    (100)       77           955         275          (102)          248
                                      ----      ----        ------        -----       --------      ------
1.55% Class B Unit Value (a)
 Issued ..........................     612       154         3,027         278           445           411
 Redeemed ........................     (61)         (9)       (377)           (8)       (138)          (21)
                                      ----      -------     ------        -------     --------      ------
 Net Increase (Decrease) .........     551       145         2,650         270           307           390
                                      ----      ------      ------        ------      --------      ------
1.60% Class B Unit Value
 Issued ..........................     608       209         2,979         463        20,356         6,699
 Redeemed ........................    (327)      (25)         (916)        (36)      (20,254)       (6,435)
                                      ----      ------      ------        ------     ---------      ------
 Net Increase (Decrease) .........     281       184         2,063         427           102           264
                                      ----      ------      ------        ------     ---------      ------
1.70% Class B Unit Value (f)
 Issued ..........................      14        --           109          --            --            --
 Redeemed ........................      --        --              (1)       --            --            --
                                      ----      ------      ---------     ------     ---------      ------
 Net Increase (Decrease) .........      14        --           108          --            --            --
                                      ----      ------      --------      ------     ---------      ------

                                        EQ/Alliance Money            EQ/Alliance
                                             Market                Premier Growth
                                   --------------------------- -----------------------
                                         2001          2000        2001        2000
                                   --------------- ----------- ----------- -----------
0.00% Unit Value
 Issued ..........................        109            296          --          --
 Redeemed ........................       (174)          (519)         --          --
                                         ------         ----          --          --
 Net Increase (Decrease) .........        (65)          (223)         --          --
                                         ------         ----          --          --
..50% Class B Unit Value (e)
 Issued ..........................         22             --           3          --
 Redeemed ........................           (3)          --          --          --
                                         -------        ----          --          --
 Net Increase (Decrease) .........         19             --           3          --
                                         ------         ----          --          --
1.15% Class A Unit Value
 Issued ..........................      2,822          4,961          --          --
 Redeemed ........................      2,685         (5,345)         --          --
                                        -------       ------          --          --
 Net Increase (Decrease) .........        137           (384)         --          --
                                        -------       ------          --          --
1.15% Class B Unit Value
 Issued ..........................      1,387          1,817         600       1,818
 Redeemed ........................     (1,273)        (2,515)       (807)       (563)
                                       --------       ------        ----       -----
 Net Increase (Decrease) .........        114           (698)       (207)      1,255
                                       --------       ------        ----       -----
1.35% Class B Unit Value
 Issued ..........................      2,543         17,600       1,307       7,215
 Redeemed ........................     (1,902)        18,640      (2,555)     (1,387)
                                       --------       ------      ------      ------
 Net Increase (Decrease) .........        641         (1,040)     (1,248)      5,828
                                       --------       ------      ------      ------
1.55% Class B Unit Value (a)
 Issued ..........................      2,483            869       4,471       3,483
 Redeemed ........................       (994)          (298)       (939)       (128)
                                       --------       ------      ------      ------
 Net Increase (Decrease) .........      1,489           (571)      3,532       3,355
                                       --------       ------      ------      ------
1.60% Class B Unit Value
 Issued ..........................     34,587         10,029       9,882       4,207
 Redeemed ........................    (32,515)        (8,696)     (9,183)       (411)
                                      ---------       ------      ------      ------
 Net Increase (Decrease) .........      2,072         (1,333)        699       3,796
                                      ---------       ------      ------      ------
1.70% Class B Unit Value (f)
 Issued ..........................         99             --          14          --
 Redeemed ........................         (7)            --          --          --
                                      ----------      ------      ------      ------
 Net Increase (Decrease) .........         92             --          14          --
                                      ---------       ------      ------      ------


(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
(e) Units were made available for sale on January 2, 2001.
(f) Units were made available for sale on August 13, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(i) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

7.  Changes in Units Outstanding (Continued)

    Accumulation units issued and redeemed during the periods indicated were (in thousands):

                               EQ/Alliance Small        EQ/Alliance           EQ/AXP New         EQ/AXP Strategy
                                  Cap Growth          Technology (b)        Dimensions (c)       Aggressive (c)     EQ/Balanced (h
                              ------------------- ----------------------- ------------------- --------------------- --------------
                                 2001      2000       2001        2000       2001      2000     2001       2000       2001    2000
                              --------- --------- ----------- ----------- --------- --------- -------- ------------ -------- -----
0.00% Unit Value
 Issued ....................       --        --          --          --      --        --         --        --          --     --
 Redeemed ..................       --        --          --          --      --        --         --        --          --     --
                                   --        --          --          --      ---       --         --        ----        --     --
 Net Increase (Decrease) ...       --        --          --          --      --        --         --        --          --     --
                                   --        --          --          --      ---       --         --        ----        --     --
..50% Class B Unit Value (e)
 Issued ....................        5        --           9          --      --        --         --        --           4     --
 Redeemed ..................       --        --          --          --      --        --         --        --          --     --
                                   --        --          --          --      ---       --         --        ----        --     --
 Net Increase (Decrease) ...        5        --           9          --      --        --         --        --           4     --
                                   --        --          --          --      ---       --         --        ----        --     --
1.15% Class A Unit Value
 Issued ....................      219       579          --          --      --        --         --        --          31     --
 Redeemed ..................     (207)     (285)         --          --      --        --         --        --         (93)    --
                                 ----      ----          --          --      ---       --         --        ----       ---     --
 Net Increase (Decrease) ...       12       294          --          --      --        --         --        --         (62)    --
                                 ----      ----          --          --      ---       --         --        ----       ---     --
1.15% Class B Unit Value
 Issued ....................      184       604       1,351       2,716      41        12         72        27          33     --
 Redeemed ..................     (370)     (381)     (1,327)     (1,524)       (6)     --        (11)         (1)     (106)    --
                                 ----      ----      ------      ------      -----     --        ---        -----     ----     --
 Net Increase (Decrease) ...     (186)      223          24       1,192      35        12         61        26         (73)    --
                                 ----      ----      ------      ------      ----      --        ---        ----      ----     --
1.35% Class B Unit Value
 Issued ....................      538     1,358       2,309       2,113     133        46        680       109         143     --
 Redeemed ..................     (581)     (466)     (1,816)       (261)    (24)         (5)    (555)         (8)     (383)    --
                                 ----     -----      ------      ------     -----      -----    ----       ------     ----     --
 Net Increase (Decrease) ...      (43)      892         493       1,852     109        41        125       101        (240)    --
                                 ----     -----      ------      ------     -----      ----     ----       -----      ----     --
1.55% Class B Unit Value (a)
 Issued ....................    2,172       852       3,762       1,684     293        49        463        --         723     --
 Redeemed ..................     (316)      (26)       (788)        (84)    (31)       --        (30)       --        (131)    --
                                -----     -----      ------      ------     -----      ----     ----       -----      ----     --
 Net Increase (Decrease) ...    1,856       826       2,974       1,600     262        49        433        --         592     --
                                -----     -----      ------      ------     -----      ----     ----       -----      ----     --
1.60% Class B Unit Value
 Issued ....................      822     1,398       2,161       1,785     251        29        272        85         347     --
 Redeemed ..................     (264)     (710)       (832)       (113)    (69)       --        (87)      (19)       (107)    --
                                -----     -----      ------      ------     -----      ----     ----       -----      ----     --
 Net Increase (Decrease) ...      558       688       1,329       1,672     182        29        185        66         240     --
                                -----     -----      ------      ------     -----      ----     ----       -----      ----     --
1.70% Class B Unit Value (f)
 Issued ....................       21        --           4          --      --        --         --        --           6     --
 Redeemed ..................       --        --          --          --      --        --         --        --          --     --
                                -----     -----      ------      ------     -----      ----     ----       -----      ----     --
 Net Increase (Decrease) ...       21        --           4          --      --        --         --        --           6     --
                                -----     -----      ------      ------     -----      ----     ----       -----      ----     --


(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
(e) Units were made available for sale on January 2, 2001.
(f) Units were made available for sale on August 13, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(i) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


7.  Changes in Units Outstanding (Continued)


    Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                             EQ/Bernstein    EQ/Calvert      EQ/Capital          EQ/Capital
                                              Diversified     Socially        Guardian          Guardian U.S.        EQ/Emerging
                                               Value (i)    Responsible(g)    Research              Equity          Markets Equity
                                             ------------   -------------  ----------------    ----------------    ----------------
                                              2001    2000   2001    2000   2001       2000     2001       2000    2001        2000
                                             ------   ----  ------   ----  ------    ------    ------    ------    ------    ------
0.00% Unit Value
 Issued ..................................       --    --       --    --       --        --        --        --        --        --
 Redeemed ................................       --    --       --    --       --        --        --        --        --        --
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .................       --    --       --    --       --        --        --        --        --        --
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
..50% Class B Unit Value (e)
 Issued ..................................       10    --       --    --       --        --         1        --         2        --
 Redeemed ................................       --    --       --    --       --        --        --        --        --        --
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .................       10    --       --    --       --        --         1        --         2        --
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
1.15% Class A Unit Value
 Issued ..................................       --    --       --    --       --        --        --        --        --        --
 Redeemed ................................       --    --       --    --       --        --        --        --        --        --
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .................       --    --       --    --       --        --        --        --        --        --
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
1.15% Class B Unit Value
 Issued ..................................      338    --        1    --       54        61        85        35     1,799     3,661
 Redeemed ................................     (302)   --       (1)   --      (31)      (24)      (26)       (4)   (1,891)   (3,548)
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .................       36    --       --    --       23        37        59        31       (92)      113
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
1.35% Class B Unit Value
 Issued ..................................      498    --       10    --      107       122       137       226       236     3,548
 Redeemed ................................     (309)   --       --    --      (50)      (20)      (59)      (55)     (534)   (2,753)
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .................      189    --       10    --       57       102        78       171      (298)      795
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
1.55% Class B Unit Value (a)
 Issued ..................................    1,159    --        3    --      184       112       273       111       681       571
 Redeemed ................................      (81)   --       --    --      (12)       (1)      (44)       (1)     (211)      (30)
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .................    1,078    --        3    --      172       111       229       110       470       541
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
1.60% Class B Unit Value
 Issued ..................................      811    --        6    --      104       103       220       129     2,783     1,365
 Redeemed ................................     (147)   --       --    --      (50)       (4)      (38)       (5)   (2,678)     (775)
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .................      664    --        6    --       54        99       182       124       105       590
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
1.70% Class B Unit Value (f)
 Issued ..................................       36    --       --    --        1        --         1        --        --        --
 Redeemed ................................       --    --       --    --       --        --        --        --        --        --
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .................       36    --       --    --        1        --         1        --        --        --
                                             ------    --   ------    --   ------    ------    ------    ------    ------    ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
(e) Units were made available for sale on January 2, 2001.
(f) Units were made available for sale on August 13, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(i) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

7. Changes in Units Outstanding (Continued)


    Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                      EQ/Equity 500      EQ/Evergreen          EQ/FI Mid       EQ/FI Small/Mid     EQ/International
                                        Index (d)           Omega               Cap (c)            Cap Value         Equity Index
                                   ----------------    ----------------    ----------------    ----------------    ----------------
                                    2001      2000      2001      2000      2001      2000      2001      2000      2001      2000
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
0.00% Unit Value
 Issued ........................       --        --        --        --        --        --        --        --        --        --
 Redeemed ......................       --        --        --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......       --        --        --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
..50% Class B Unit Value (e)
 Issued ........................        1        --        --        --         6        --        14        --         5        --
 Redeemed ......................       --        --        --        --        --        --        (1)       --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......        1        --        --        --         6        --        13        --         5        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.15% Class A Unit Value
 Issued ........................       --     1,307        --        --        --        --        --        --        --        --
 Redeemed ......................       --      (111)       --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......       --     1,196        --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.15% Class B Unit Value
 Issued ........................      455        --        13        21       401        45       912       160        54        84
 Redeemed ......................     (565)       --       (20)       (6)     (152)       (2)     (349)     (661)      (62)      (83)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......     (110)       --        (7)       15       249        43       563      (501)       (8)        1
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.35% Class B Unit Value
 Issued ........................      358     5,078        23        80       500        99     1,475       414       132       441
 Redeemed ......................     (868)     (172)      (26)      (55)      (89)      (17)     (464)     (306)     (214)     (228)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......     (510)    4,906        (3)       25       411        82     1,011       108       (82)      213
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.55% Class B Unit Value (a)
 Issued ........................      786       430       209        40     1,580        59     2,500        76       274       116
 Redeemed ......................     (127)      (10)      (15)       --       (88)       (1)     (113)       (6)      (32)       (5)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......      659       420       194        40     1,492        58     2,387        70       242       111
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.60% Class B Unit Value
 Issued ........................      903       801        78        13       870       156     1,528        80       172       188
 Redeemed ......................     (599)      (67)       (5)       (4)      (64)      (30)     (128)      (12)      (66)      (74)
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......      304       734        73         9       806       126     1,400        68       106       114
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
1.70% Class B Unit Value (f)
 Issued ........................        1        --         1        --        37        --        11        --         2        --
 Redeemed ......................       --        --        --        --        --        --        --        --        --        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) .......        1        --         1        --        37        --        11        --         2        --
                                   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
(e) Units were made available for sale on January 2, 2001.
(f) Units were made available for sale on August 13, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(i) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


7.  Changes in Units Outstanding (Continued)

    Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                               EQ/MFS Emerging
                                         EQ/Janus Large        EQ/Marsico  EQ/Mercury Basic         Growth         EQ/MFS Investors
                                         Cap Growth (c)        Focus (g)     Value Equity         Companies               Trust
                                        ----------------    -------------  ----------------    ----------------    ----------------
                                         2001      2000      2001    2000   2001      2000      2001      2000      2001      2000
                                        ------    ------    ------   ----  ------    ------    ------    ------    ------    ------
0.00% Unit Value
 Issued .............................       --        --        --    --       --        --        --        --        --        --
 Redeemed ...........................       --        --        --    --       --        --        --        --        --        --
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) ............       --        --        --    --       --        --        --        --        --        --
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
..50% Class B Unit Value (e)
 Issued .............................       10        --        --    --        1        --        --        --         2        --
 Redeemed ...........................       --        --        --    --       --        --        --        --        --        --
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) ............       10        --        --    --        1        --        --        --         2        --
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
1.15% Class A Unit Value
 Issued .............................       --        --        --    --       --        --        --        --        --        --
 Redeemed ...........................       --        --        --    --       --        --        --        --        --        --
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) ............       --        --        --    --       --        --        --        --        --        --
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
1.15% Class B Unit Value
 Issued .............................      270        78        29    --      595       288       140     1,672        35        56
 Redeemed ...........................      (53)       (1)       (1)   --     (318)     (504)     (784)   (1,353)      (26)      (53)
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) ............      217        77        28    --      277      (216)     (644)      319         9         3
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
1.35% Class B Unit Value
 Issued .............................      507       266        14    --    1,104     1,340       713     3,794        98       638
 Redeemed ...........................     (190)       (8)       --    --     (728)     (602)   (1,738)   (1,653)     (164)     (174)
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) ............      317       258        14    --      376       738    (1,025)    2,141       (66)      464
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
1.55% Class B Unit Value (a)
 Issued .............................    1,613       188        32    --    1,670       285     1,359     1,356       407       303
 Redeemed ...........................     (144)       (6)       --    --     (142)      (10)     (400)      (55)     (121)       (5)
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) ............    1,469       182        32    --    1,528       275       959     1,301       286       298
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
1.60% Class B Unit Value
 Issued .............................    1,027       306        25    --    1,042       320     1,244     3,134       279       282
 Redeemed ...........................     (135)      (11)       --    --     (168)      (52)   (1,112)   (1,682)      (95)      (26)
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) ............      892       295        25    --      874       268       132     1,452       184       256
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
1.70% Class B Unit Value (f)
 Issued .............................        8        --         1    --       15        --         3        --        --        --
 Redeemed ...........................       --        --        --    --       --        --        --        --        --        --
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------
 Net Increase (Decrease) ............        8        --         1    --       15        --         3        --        --        --
                                        ------    ------    ------    --   ------    ------    ------    ------    ------    ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
(e) Units were made available for sale on January 2, 2001.
(f) Units were made available for sale on August 13, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(i) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


7.  Changes in Units Outstanding (Concluded)

    Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                       EQ/Putnam
                                                                     Growth & Income          EQ/Small            EQ/T. Rowe Price
                                                 EQ/MFS Research           Value            Company Index        International Stock
                                               ------------------    ------------------    ------------------    ------------------
                                                 2001      2000       2001       2000       2001       2000        2001      2000
                                               -------    -------    -------    -------    -------    -------    -------    -------
0.00% Unit Value
 Issued ....................................        --         --         --         --         --         --         --         --
 Redeemed ..................................        --         --         --         --         --         --         --         --
                                               -------    -------    -------    -------    -------    -------    -------    -------
 Net Increase (Decrease) ...................        --         --         --         --         --         --         --         --
                                               -------    -------    -------    -------    -------    -------    -------    -------
..50% Class B Unit Value (e)
 Issued ....................................        --         --         --         --          1         --          1         --
 Redeemed ..................................        --         --         --         --         --         --         --         --
                                               -------    -------    -------    -------    -------    -------    -------    -------
 Net Increase (Decrease) ...................        --         --         --         --          1         --          1         --
                                               -------    -------    -------    -------    -------    -------    -------    -------
1.15% Class A Unit Value
 Issued ....................................        --         --         --         --         --         --         --         --
 Redeemed ..................................        --         --         --         --         --         --         --         --
                                               -------    -------    -------    -------    -------    -------    -------    -------
 Net Increase (Decrease) ...................        --         --         --         --         --         --         --         --
                                               -------    -------    -------    -------    -------    -------    -------    -------
1.15% Class B Unit Value
 Issued ....................................        70        340         93        157         75        504        243        557
 Redeemed ..................................      (451)      (389)      (241)      (662)       (58)      (535)      (423)      (565)
                                               -------    -------    -------    -------    -------    -------    -------    -------
 Net Increase (Decrease) ...................      (381)       (49)      (148)      (505)        17        (31)      (180)        (8)
                                               -------    -------    -------    -------    -------    -------    -------    -------
1.35% Class B Unit Value
 Issued ....................................       283      1,226        244        695        112        441        259      5,076
 Redeemed ..................................      (735)      (469)      (353)      (708)      (202)      (209)      (340)    (4,599)
                                               -------    -------    -------    -------    -------    -------    -------    -------
 Net Increase (Decrease) ...................      (452)       757       (109)       (13)       (90)       232        (81)       477
                                               -------    -------    -------    -------    -------    -------    -------    -------
1.55% Class B Unit Value (a)
 Issued ....................................       814        568        340         82        285        108        935        475
 Redeemed ..................................      (208)       (17)       (25)        (2)       (30)        (1)      (130)       (13)
                                               -------    -------    -------    -------    -------    -------    -------    -------
 Net Increase (Decrease) ...................       606        551        315         80        255        107        805        462
                                               -------    -------    -------    -------    -------    -------    -------    -------
1.60% Class B Unit Value
 Issued ....................................     1,057        969        259        123        179        116     16,241      3,695
 Redeemed ..................................      (909)      (327)       (96)       (11)       (53)       (26)   (15,995)    (3,364)
                                               -------    -------    -------    -------    -------    -------    -------    -------
 Net Increase (Decrease) ...................       148        642        163        112        126         90        246        331
                                               -------    -------    -------    -------    -------    -------    -------    -------
1.70% Class B Unit Value (f)
 Issued ....................................        --         --          9         --         --         --          5         --
 Redeemed ..................................        --         --         --         --         --         --         --         --
                                               -------    -------    -------    -------    -------    -------    -------    -------
 Net Increase (Decrease) ...................        --         --          9         --         --         --          5         --
                                               -------    -------    -------    -------    -------    -------    -------    -------


(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
(e) Units were made available for sale on January 2, 2001.
(f) Units were made available for sale on August 13, 2001.
(g) Units were made available for sale on September 4, 2001.
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(i) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value Portfolio were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                  2001          2000         1999        1998         1997
                                                             ------------- ------------- ----------- ------------ -----------
EQ/Aggressive Stock
-------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  58.69            --           --          --           --
 Net Assets (000's) ........................................         --            --           --          --           --
 Number of units outstanding, end of period (000's) ........         --            --           --          --           --
 Total Return ..............................................     (21.78)%          --           --          --           --
Class A Income Manager Accumulator 1.15%
 Unit value, end of period .................................   $  53.56      $  72.23      $ 84.11     $ 71.60      $ 72.23
 Net Assets (000's) ........................................   $ 30,851      $ 50,922      $71,830     $78,832      $91,082
 Number of units outstanding, end of period (000's) ........        576           705          854       1,101        1,261
 Total Return ..............................................     (25.85)%      (14.12)%      17.47%     ( 0.87)%       9.54%
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  52.87      $  71.48      $ 83.44     $ 71.21      $ 72.00
 Net Assets (000's) ........................................   $ 21,095      $ 34,167      $46,810     $48,423      $26,568
 Number of units outstanding, end of period (000's) ........        399           478          561         680          369
 Total Return ..............................................     (26.04)%      (14.33)%      17.17%     ( 1.10)%       9.26%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $  51.19      $  69.35      $ 81.12     $ 69.37           --
 Net Assets (000's) ........................................   $ 26,260      $ 41,263      $44,859     $20,325           --
 Number of units outstanding, end of period (000's) ........        513           595          553         293           --
 Total Return ..............................................     (26.19)%      (14.51)%      16.94%     ( 1.30)%         --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001            2000           1999       1998     1997
                                                               -------------   -------------   -----------   ------   -----
EQ/Aggressive Stock (Concluded)
-------------------------------
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $  49.56        $  67.28             --     --       --
 Net Assets (000's) ........................................     $  5,848        $  2,422             --     --       --
 Number of units outstanding, end of period (000's) ........          118              36             --     --       --
 Total Return ..............................................       (26.34)%        (14.68)%           --     --       --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $  49.16        $  66.77       $  78.30      --       --
 Net Assets (000's) ........................................     $  3,589        $  4,340       $  1,253     --       --
 Number of units outstanding, end of period (000's) ........           73              65             16     --       --
 Total Return ..............................................       (26.37)%        (14.73)%        16.65%    --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $  48.37              --             --     --       --
 Net Assets (000's) ........................................     $     48              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       ( 3.53)%            --             --     --       --

EQ/Alliance Common Stock
------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $ 271.84              --             --     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       ( 9.43)%            --             --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and
    1.70% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Common Stock (Continued)
------------------------------------
Class A Income Manager Accumulator 1.15%
 Unit value, end of period .................................   $ 232.44      $ 262.80      $ 309.23     $ 249.88     $ 195.37
 Net Assets (000's) ........................................   $173,865      $234,680      $307,065     $269,621     $217,642
 Number of units outstanding, end of period (000's) ........        748           893           993        1,079        1,114
 Total Return ..............................................     (11.55)%     ( 15.01)%       23.75%       27.90%       27.73%
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $ 229.38      $ 260.00      $ 306.70     $ 248.45     $ 194.74
 Net Assets (000's) ........................................   $200,708      $256,880      $ 32,510     $273,543     $101,070
 Number of units outstanding, end of period (000's) ........        875           988         1,066        1,101          519
 Total Return ..............................................     (11.78)%     ( 15.40)%       23.45%       27.58%       27.41%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $ 217.65      $ 247.21      $ 292.20     $ 237.18           --
 Net Assets (000's) ........................................   $338,446      $438,798      $419,015     $130,449           --
 Number of units outstanding, end of period (000's) ........      1,555         1,775         1,434          550           --
 Total Return ..............................................     (11.96)%     ( 15.40)%       23.20%       27.32%          --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $ 206.51      $ 235.03            --           --           --
 Net Assets (000's) ........................................   $ 96,647      $ 51,002            --           --           --
 Number of units outstanding, end of period (000's) ........        468           217            --           --           --
 Total Return ..............................................     (12.13)%     ( 15.57)%          --           --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                Years Ended December 31,
                                                             --------------------------------------------------------------
                                                                 2001         2000         1999         1998        1997
                                                             ------------ ------------ ------------ ----------- -----------
EQ/Alliance Common Stock (Concluded)
------------------------------------
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $ 203.81     $ 232.08    $ 275.01           --          --
 Net Assets (000's) ........................................   $ 77,448     $ 71,945    $  18,151          --          --
 Number of units outstanding, end of period (000's) ........        380          310           66          --          --
 Total Return ..............................................     (12.18)%    ( 15.61)%      22.89%         --          --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................   $ 198.52           --           --          --          --
 Net Assets (000's) ........................................   $    794           --           --          --          --
 Number of units outstanding, end of period (000's) ........          4           --           --          --          --
 Total Return ..............................................     ( 5.22)%         --           --          --          --

EQ/Alliance Global
------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  31.62           --           --          --          --
 Net Assets (000's) ........................................         --           --           --          --          --
 Number of units outstanding, end of period (000's) ........         --           --           --          --          --
 Total Return ..............................................     (18.23)%         --           --          --          --
Class A Income Manager Accumulator 1.15%
 Unit value, end of period .................................   $  29.17     $  36.91    $  45.91      $ 33.53     $ 27.85
 Net Assets (000's) ........................................   $ 20,886     $ 29,860    $  41,227     $32,558     $29,911
 Number of units outstanding, end of period (000's) ........        716          809          898         971       1,074
 Total Return ..............................................     (20.97)%    ( 19.60)%      36.92%      20.39%      10.30%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                  2001          2000         1999        1998        1997
                                                             ------------- ------------- ----------- ----------- -----------
EQ/Alliance Global (Continued)
------------------------------
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  28.79      $  36.52      $ 45.54     $ 33.34    $  27.76
 Net Assets (000's) ........................................   $ 17,879      $ 26,660      $32,880     $22,271    $  8,550
 Number of units outstanding, end of period (000's) ........        621           730          722         668         308
 Total Return ..............................................     (21.17)%      (19.81)%      36.59%      20.10%       9.99%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $  27.96      $  35.51      $ 44.41     $ 32.58          --
 Net Assets (000's) ........................................   $ 45,183      $ 65,161      $60,442     $11,533          --
 Number of units outstanding, end of period (000's) ........      1,616         1,835        1,361         354          --
 Total Return ..............................................     (21.26)%      (20.04)%      23.20%      27.32%         --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $  27.16      $  34.60           --          --          --
 Net Assets (000's) ........................................   $ 29,116      $ 15,328           --          --          --
 Number of units outstanding, end of period (000's) ........      1,072           443           --          --          --
 Total Return ..............................................     (21.50)%      (20.11)%         --          --          --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $  26.96      $  34.37      $ 43.04          --          --
 Net Assets (000's) ........................................   $ 19,573      $ 20,691      $ 4,175          --          --
 Number of units outstanding, end of period (000's) ........        726           602           97          --          --
 Total Return ..............................................     (21.56)%      (20.14)%      35.96%         --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                               Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                 2001         2000        1999        1998        1997
                                                             ------------ ----------- ----------- ----------- -----------
EQ/Alliance Global (Concluded)
------------------------------
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................   $ 26.57           --          --          --          --
 Net Assets (000's) ........................................   $   186           --          --          --          --
 Number of units outstanding, end of period (000's) ........         7           --          --          --          --
 Total Return ..............................................     (3.80)%         --          --          --          --

EQ/Alliance Growth and Income
-----------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $ 27.40           --          --          --          --
 Net Assets (000's) ........................................   $   110           --          --          --          --
 Number of units outstanding, end of period (000's) ........         4           --          --          --          --
 Total Return ..............................................      0.51%          --          --          --          --
Class A Income Manager Accumulator 1.15%
 Unit value, end of period .................................   $ 26.26      $ 26.92     $ 24.99     $ 21.30     $ 17.83
 Net Assets (000's) ........................................   $76,732      $84,152     $82,917     $74,145     $61,210
 Number of units outstanding, end of period (000's) ........     2,922        3,126       3,318       3,481       3,433
 Total Return ..............................................     (2.45)%       7.72%      17.32%      19.46%      25.30%
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $ 25.96      $ 26.67     $ 24.82     $ 21.22     $ 17.80
 Net Assets (000's) ........................................   $93,508      $98,919     $95,731     $81,591     $32,556
 Number of units outstanding, end of period (000's) ........     3,602        3,709       3,857       3,845       1,829
 Total Return ..............................................     (2.66)%       7.45%      16.97%      19.21%      24.99%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001           2000           1999           1998       1997
                                                               -------------   ------------   ------------   -----------   -----
EQ/Alliance Growth and Income (Concluded)
-----------------------------------------
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................     $  25.52        $  26.28       $  24.51       $ 20.99     --
 Net Assets (000's) ........................................     $199,822        $207,691       $145,982       $38,894     --
 Number of units outstanding, end of period (000's) ........        7,830           7,903          5,956         1,853     --
 Total Return ..............................................        (2.89)%          7.22%         16.77%        18.94%    --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $  25.10        $  25.90             --            --     --
 Net Assets (000's) ........................................     $109,511        $ 31,676             --            --     --
 Number of units outstanding, end of period (000's) ........        4,363           1,223             --            --     --
 Total Return ..............................................        (3.09)%          7.00%            --            --     --
Class B Accumulator 1.60% (e)
 Unit value, end of period .................................      $ 25.00        $  25.80       $  24.13            --     --
 Net Assets (000's) ........................................      $76,175        $ 42,880       $  8,252            --     --
 Number of units outstanding, end of period (000's) ........        3,047           1,662            342            --     --
 Total Return ..............................................        (3.10)%          6.92%         16.48%           --     --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................      $ 24.79              --             --            --     --
 Net Assets (000's) ........................................          744              --             --            --     --
 Number of units outstanding, end of period (000's) ........           30              --             --            --     --
 Total Return ..............................................         4.17%             --             --            --     --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                  2001          2000         1999         1998        1997
                                                             ------------- ------------- ------------ ----------- -----------
EQ/Alliance Growth Investors
----------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  38.15            --            --          --          --
 Net Assets (000's) ........................................         --            --            --          --          --
 Number of units outstanding, end of period (000's) ........         --            --            --          --          --
 Total Return ..............................................     (10.59)%          --            --          --          --
Class A Income Manager Accumulator 1.15%
 Unit value, end of period .................................   $  35.66       $ 41.19      $  44.67     $ 35.70     $ 30.31
 Net Assets (000's) ........................................   $ 40,545       $55,236      $ 63,655     $54,086     $48,375
 Number of units outstanding, end of period (000's) ........      1,137         1,341         1,425       1,515       1,596
 Total Return ..............................................     (13.43)%      ( 7.79)%       25.13%      17.78%      15.42%
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  35.20       $ 40.76      $ 44.31      $ 35.50     $ 30.22
 Net Assets (000's) ........................................   $ 42,205       $56,371      $ 63,230     $48,245     $17,558
 Number of units outstanding, end of period (000's) ........      1,199         1,383         1,427       1,359         581
 Total Return ..............................................     (13.64)%      ( 8.01)%       24.82%      17.47%      15.15%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $  34.34       $ 39.84      $ 43.40      $ 34.48          --
 Net Assets (000's) ........................................   $ 96,358       $129,400     $102,164     $24,179          --
 Number of units outstanding, end of period (000's) ........      2,806         3,248         2,354         694          --
 Total Return ..............................................     (13.81)%      ( 8.20)%       24.57%      17.23%         --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                    2001           2000           1999       1998     1997
                                                               -------------   ------------   -----------   ------   -----
EQ/Alliance Growth Investors (Concluded)
----------------------------------------
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $  33.50        $ 38.95             --     --       --
 Net Assets (000's) ........................................     $ 46,029        $24,344             --     --       --
 Number of units outstanding, end of period (000's) ........        1,374            625             --     --       --
 Total Return ..............................................       (13.99)%       ( 8.38)%           --     --       --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $  33.29        $ 38.72       $  42.29      --       --
 Net Assets (000's) ........................................     $ 31,060        $30,666       $  6,301     --       --
 Number of units outstanding, end of period (000's) ........          933            792            149     --       --
 Total Return ..............................................       (14.02)%       ( 8.44)%        24.25%    --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $  32.88             --             --     --       --
 Net Assets (000's) ........................................     $    132             --             --     --       --
 Number of units outstanding, end of period (000's) ........            4             --             --     --       --
 Total Return ..............................................       ( 3.25)%           --             --     --       --

EQ/Alliance High Yield
----------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $  27.00             --             --     --       --
 Net Assets (000's) ........................................     $     54             --             --     --       --
 Number of units outstanding, end of period (000's) ........            2             --             --     --       --
 Total Return ..............................................       ( 0.04)%           --             --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ -----------
EQ/Alliance High Yield (Continued)
----------------------------------
Class A Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $ 24.80      $  24.85     $ 27.52      $ 28.81      $ 30.73
 Net Assets (000's) ........................................   $ 2,579      $  1,764     $ 2,724      $ 4,984      $ 3,012
 Number of units outstanding, end of period (000's) ........       104            71          99          173           98
 Total Return ..............................................     (0.20)%      ( 9.70)%    ( 4.48)%     ( 6.25)%      17.10%
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $ 24.47      $  24.59     $ 27.30      $ 28.65      $ 30.63
 Net Assets (000's) ........................................   $17,300      $ 19,574     $29,047      $41,571      $15,468
 Number of units outstanding, end of period (000's) ........       707           796       1,064        1,451          505
 Total Return ..............................................     (0.49)%      ( 9.93)%    ( 4.71)%     ( 6.46)%      16.81%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $ 23.74      $  23.90     $ 26.59      $ 27.96           --
 Net Assets (000's) ........................................   $35,990      $ 38,622     $40,922      $22,396           --
 Number of units outstanding, end of period (000's) ........     1,516         1,616       1,539          801           --
 Total Return ..............................................     (0.67)%      (10.12)%    ( 4.90)%     ( 6.66)%         --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $ 23.03      $  23.23          --           --           --
 Net Assets (000's) ........................................   $16,029      $  3,368          --           --           --
 Number of units outstanding, end of period (000's) ........       696           145          --           --           --
 Total Return ..............................................     (0.86)%      (10.30)%        --           --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                Years Ended December 31,
                                                             --------------------------------------------------------------
                                                                 2001          2000         1999        1998        1997
                                                             ------------ ------------- ----------- ----------- -----------
EQ/Alliance High Yield (Concluded)
----------------------------------
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $ 22.86      $  23.07      $ 25.73          --          --
 Net Assets (000's) ........................................   $11,430      $  5,052      $   901          --          --
 Number of units outstanding, end of period (000's) ........       500           219           35          --          --
 Total Return ..............................................     (0.91)%      (10.34)%     ( 5.13)%        --          --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................   $ 22.51            --           --          --          --
 Net Assets (000's) ........................................   $   315            --           --          --          --
 Number of units outstanding, end of period (000's) ........        14            --           --          --          --
 Total Return ..............................................     (1.24)%          --           --          --          --

EQ/Alliance Intermediate Government Securities
----------------------------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $ 18.84            --           --          --          --
 Net Assets (000's) ........................................   $   151            --           --          --          --
 Number of units outstanding, end of period (000's) ........         8            --           --          --          --
 Total Return ..............................................      6.58%           --           --          --          --
Class A Income Manager Accumulator 1.15%
 Unit value, end of period .................................   $ 17.76      $  16.62      $ 15.40    $  15.55     $ 14.60
 Net Assets (000's) ........................................   $11,384      $  5,983      $ 6,945    $  8,148     $ 6,030
 Number of units outstanding, end of period (000's) ........       641           360          451         524         413
 Total Return ..............................................      6.86%         7.92%      ( 0.96)%      6.51%       6.03%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                               Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                 2001        2000        1999         1998        1997
                                                             ----------- ----------- ------------ ----------- -----------
EQ/Alliance Intermediate Government Securities (Continued)
----------------------------------------------------------
Class B Income Manager Accumulator 1.15% (b)
 Unit value, end of period .................................   $17.56      $ 16.46     $ 15.30      $ 15.49    $ 14.58
 Net Assets (000's) ........................................   $18,508     $12,098     $13,326      $16,714    $  5,030
 Number of units outstanding, end of period (000's) ........     1,054         735         871        1,079         345
 Total Return ..............................................      6.68%       7.58%     ( 1.23)%       6.24%       5.79%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $17.18      $ 16.14     $ 15.03      $ 15.25          --
 Net Assets (000's) ........................................   $56,488     $37,655     $30,917      $14,167          --
 Number of units outstanding, end of period (000's) ........     3,288       2,333       2,057          929          --
 Total Return ..............................................      6.44%       7.39%     ( 1.44)%       6.03%         --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $16.81      $ 15.83          --           --          --
 Net Assets (000's) ........................................   $49,068     $ 4,258          --           --          --
 Number of units outstanding, end of period (000's) ........     2,919         269          --           --          --
 Total Return ..............................................      6.19%       7.21%         --           --          --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $16.72      $ 15.75     $ 14.70           --          --
 Net Assets (000's) ........................................   $42,552     $ 7,655     $   867           --          --
 Number of units outstanding, end of period (000's) ........     2,545         486          59           --          --
 Total Return ..............................................      6.16%       7.14%     ( 1.71)%         --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                  2001          2000         1999        1998        1997
                                                             ------------- ------------- ----------- ----------- -----------
EQ/Alliance Intermediate Government Securities (Concluded)
----------------------------------------------------------
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................   $ 16.54             --           --          --          --
 Net Assets (000's) ........................................   $  1,869            --           --          --          --
 Number of units outstanding, end of period (000's) ........        113            --           --          --          --
 Total Return ..............................................       1.56%           --           --          --          --

EQ/Alliance International
-------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  10.22            --           --          --          --
 Net Assets (000's) ........................................   $     31            --           --          --          --
 Number of units outstanding, end of period (000's) ........          3            --           --          --          --
 Total Return ..............................................     (22.79)%          --           --          --          --
Class A Income Manager Accumulator 1.15%
 Unit value, end of period .................................   $   9.91      $  13.00      $ 17.08     $ 12.54     $ 11.48
 Net Assets (000's) ........................................   $  8,087      $ 12,233      $14,603     $12,553     $13,213
 Number of units outstanding, end of period (000's) ........        816           941          855       1,001       1,151
 Total Return ..............................................     (23.76)%      (23.89)%      36.20%       9.23%     ( 4.17)%
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $   9.77      $  12.89      $ 16.97     $ 12.49     $ 11.46
 Net Assets (000's) ........................................   $  3,810      $  5,646      $ 7,026     $ 5,471     $ 3,266
 Number of units outstanding, end of period (000's) ........        390           438          414         438         285
 Total Return ..............................................     (24.19)%      (24.04)%      35.87%       8.99%     ( 4.41)%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001            2000           1999          1998       1997
                                                               -------------   -------------   -----------   -----------   -----
EQ/Alliance International (Concluded)
-------------------------------------
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................     $   9.64        $  12.74       $  16.81       $ 12.40     --
 Net Assets (000's) ........................................     $  7,105        $ 10,689       $  9,935       $ 2,058     --
 Number of units outstanding, end of period (000's) ........          737             839            591           166     --
 Total Return ..............................................       (24.33)%        (24.21)%        35.56%         8.81%    --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $   9.51        $  12.60             --            --     --
 Net Assets (000's) ........................................     $  6,676        $  4,901             --            --     --
 Number of units outstanding, end of period (000's) ........          702             389             --            --     --
 Total Return ..............................................       (24.50)%        (24.34)%           --            --     --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $   9.48        $  12.56       $  16.61             --     --
 Net Assets (000's) ........................................     $  3,830        $  3,793       $    631            --     --
 Number of units outstanding, end of period (000's) ........          404             302             38            --     --
 Total Return ..............................................       (24.54)%        (24.38)%        35.25%           --     --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   9.41              --             --            --     --
 Net Assets (000's) ........................................           --              --             --            --     --
 Number of units outstanding, end of period (000's) ........           --              --             --            --     --
 Total Return ..............................................        (4.18)%            --             --            --     --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                 2001        2000        1999        1998        1997
                                                             ----------- ----------- ----------- ----------- -----------
EQ/Alliance Money Market
------------------------
Class B Accumulator 0.00% (a)
 Unit value, end of period .................................   $ 37.77     $ 36.47     $ 34.41     $ 32.86     $ 31.27
 Net Assets (000's) ........................................   $ 2,040     $ 4,486     $11,906     $66,739     $36,836
 Number of units outstanding, end of period (000's) ........        54         123         346       2,031       1,178
 Total Return ..............................................      3.56%       5.99%       4.72%       5.08%       5.16%
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $ 34.09          --          --          --          --
 Net Assets (000's) ........................................   $   648          --          --          --          --
 Number of units outstanding, end of period (000's) ........        19          --          --          --          --
 Total Return ..............................................      3.04%         --          --          --          --
Class A Income Manager Accumulator 1.15%
 Unit value, end of period .................................   $ 30.12     $ 29.34     $ 27.94     $ 26.92     $ 25.85
 Net Assets (000's) ........................................   $28,734     $23,971     $33,556     $22,586     $23,989
 Number of units outstanding, end of period (000's) ........       954         817       1,201         839         928
 Total Return ..............................................      2.66%       5.01%       3.79%       4.14%       4.19%
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $ 29.82     $ 29.13     $ 27.80     $ 26.85     $ 25.85
 Net Assets (000's) ........................................   $28,776     $24,790     $43,034     $32,032     $20,525
 Number of units outstanding, end of period (000's) ........       965         851       1,548       1,193         794
 Total Return ..............................................      2.37%       4.78%       3.54%       3.87%       3.95%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $ 28.61     $ 28.00     $ 26.78     $ 25.92          --
 Net Assets (000's) ........................................   $71,554     $52,080     $77,662     $40,591          --
 Number of units outstanding, end of period (000's) ........     2,501       1,860       2,900       1,566          --
 Total Return ..............................................      2.18%       4.56%       3.32%       3.66%         --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                               Years Ended December 31,
                                                               ---------------------------------------------------------
                                                                   2001           2000          1999       1998     1997
                                                               ------------   -----------   -----------   ------   -----
EQ/Alliance Money Market (Concluded)
------------------------------------
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $  27.44       $ 26.91            --     --       --
 Net Assets (000's) ........................................     $ 56,526       $15,366            --     --       --
 Number of units outstanding, end of period (000's) ........        2,060           571            --     --       --
 Total Return ..............................................         1.97%         4.36%           --     --       --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $  27.16       $ 26.65       $ 25.55     --       --
 Net Assets (000's) ........................................     $107,391       $50,155       $14,027     --       --
 Number of units outstanding, end of period (000's) ........        3,954         1,882           549     --       --
 Total Return ..............................................         1.91%         4.31%         3.05%    --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $  26.60            --            --     --       --
 Net Assets (000's) ........................................     $  2,474            --            --     --       --
 Number of units outstanding, end of period (000's) ........           93            --            --     --       --
 Total Return ..............................................         0.21%           --            --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001            2000           1999       1998     1997
                                                               -------------   -------------   -----------   ------   -----
EQ/Alliance Premier Growth
--------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   7.29              --             --     --       --
 Net Assets (000's) ........................................     $     22              --             --     --       --
 Number of units outstanding, end of period (000's) ........            3              --             --     --       --
 Total Return ..............................................       (20.70)%            --             --     --       --
Class B Income Manager Accumulator 1.15% (f)
 Unit value, end of period .................................     $   7.16        $   9.53        $ 11.81     --       --
 Net Assets (000's) ........................................     $ 20,327        $ 29,028        $21,164     --       --
 Number of units outstanding, end of period (000's) ........        2,839           3,046          1,792     --       --
 Total Return ..............................................       (24.87)%        (19.31)%        18.08%    --       --
Class B Accumulator 1.35% (f)
 Unit value, end of period .................................     $   7.12        $   9.49        $ 11.79     --       --
 Net Assets (000's) ........................................     $ 77,494        $115,133        $74,324     --       --
 Number of units outstanding, end of period (000's) ........       10,884          12,132          6,304     --       --
 Total Return ..............................................       (24.97)%        (19.51)%        17.92%    --       --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $   7.08        $   9.46             --     --       --
 Net Assets (000's) ........................................     $ 48,760        $ 31,738             --     --       --
 Number of units outstanding, end of period (000's) ........        6,887           3,355             --     --       --
 Total Return ..............................................       (25.16)%        (19.65)%           --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                  2001          2000         1999        1998        1997
                                                             ------------- ------------- ----------- ----------- -----------
EQ/Alliance Premier Growth (Concluded)
--------------------------------------
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $   7.07      $   9.45      $ 11.77          --          --
 Net Assets (000's) ........................................   $ 39,649      $ 46,390      $13,088          --          --
 Number of units outstanding, end of period (000's) ........      5,608         4,909        1,112          --          --
 Total Return ..............................................     (25.19)%      (19.71)%      17.72%         --          --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................   $   7.05            --           --          --          --
 Net Assets (000's) ........................................   $     99            --           --          --          --
 Number of units outstanding, end of period (000's) ........         14            --           --          --          --
 Total Return ..............................................     ( 7.60)%          --           --          --          --

EQ/Alliance Small Cap Growth
----------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  14.86            --           --          --          --
 Net Assets (000's) ........................................   $     59            --           --          --          --
 Number of units outstanding, end of period (000's) ........          4            --           --          --          --
 Total Return ..............................................     ( 6.61)%          --           --          --          --
Class A Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  14.57      $  16.95      $ 15.04     $ 11.90     $ 12.57
 Net Assets (000's) ........................................   $  7,241      $  8,255      $ 2,888     $ 3,737     $ 2,615
 Number of units outstanding, end of period (000's) ........        497           487          192         314         208
 Total Return ..............................................     (14.04)%       12.70%       26.39%      (5.33)%     25.71%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                Years Ended December 31,
                                                             --------------------------------------------------------------
                                                                  2001         2000        1999        1998         1997
                                                             ------------- ----------- ----------- ------------ -----------
EQ/Alliance Small Cap Growth (Continued)
----------------------------------------
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  14.41      $ 16.81     $ 14.96     $ 11.86      $ 12.55
 Net Assets (000's) ........................................   $ 25,938      $33,368     $26,360     $27,349      $13,604
 Number of units outstanding, end of period (000's) ........      1,800        1,985       1,762       2,306        1,084
 Total Return ..............................................     (14.28)%      12.37%      26.14%      (5.50)%      25.54%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $  14.28      $ 16.68     $ 14.88     $ 11.82           --
 Net Assets (000's) ........................................   $ 30,202      $35,962     $18,808     $ 9,161           --
 Number of units outstanding, end of period (000's) ........      2,115        2,156       1,264         775           --
 Total Return ..............................................     (14.39)%      12.10%      25.89%      (5.73)%         --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $  14.14      $ 16.56          --          --           --
 Net Assets (000's) ........................................   $ 37,909      $13,662          --          --           --
 Number of units outstanding, end of period (000's) ........      2,681          825          --          --           --
 Total Return ..............................................     (14.61)%      11.89%         --          --           --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $  14.11      $ 16.53     $ 14.78          --           --
 Net Assets (000's) ........................................   $ 18,004      $11,869     $   443          --           --
 Number of units outstanding, end of period (000's) ........      1,276          718          30          --           --
 Total Return ..............................................     (14.64)%      11.84%      25.58%         --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Alliance Small Cap Growth (Concluded)
----------------------------------------
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $  14.04              --      --       --       --
 Net Assets (000's) ........................................     $    295              --      --       --       --
 Number of units outstanding, end of period (000's) ........           21              --      --       --       --
 Total Return ..............................................       ( 1.81)%            --      --       --       --
EQ/Alliance Technology
----------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   5.00              --      --       --       --
 Net Assets (000's) ........................................     $     45              --      --       --       --
 Number of units outstanding, end of period (000's) ........            9              --      --       --       --
 Total Return ..............................................       (18.87)%            --      --       --       --
Class B Income Manager Accumulator 1.15% (i)
 Unit value, end of period .................................     $   4.95        $   6.62      --       --       --
 Net Assets (000's) ........................................     $  5,950        $  7,891      --       --       --
 Number of units outstanding, end of period (000's) ........        1,202           1,192      --       --       --
 Total Return ..............................................       (25.23)%        (33.77)%    --       --       --
Class B Accumulator 1.35% (i)
 Unit value, end of period .................................     $   4.93        $   6.61      --       --       --
 Net Assets (000's) ........................................     $ 11,566        $ 12,242      --       --       --
 Number of units outstanding, end of period (000's) ........        2,346           1,852      --       --       --
 Total Return ..............................................       (25.42)%        (33.86)%    --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Alliance Technology (Concluded)
----------------------------------
Class B Accumulator 1.55% (i)
 Unit value, end of period .................................     $   4.91        $   6.61      --       --       --
 Net Assets (000's) ........................................     $ 22,522        $ 10,576      --       --       --
 Number of units outstanding, end of period (000's) ........        4,587           1,600      --       --       --
 Total Return ..............................................       (25.67)%        (33.95)%    --       --       --
Class B Accumulator 1.60% (i)
 Unit value, end of period .................................     $   4.91        $   6.60      --       --       --
 Net Assets (000's) ........................................     $ 14,735        $ 11,035      --       --       --
 Number of units outstanding, end of period (000's) ........        3,001           1,672      --       --       --
 Total Return ..............................................       (25.62)%        (33.97)%    --       --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   4.90              --      --       --       --
 Net Assets (000's) ........................................     $     20              --      --       --       --
 Number of units outstanding, end of period (000's) ........            4              --      --       --       --
 Total Return ..............................................       ( 3.10)%            --      --       --       --
EQ/AXP New Dimensions
---------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   6.99              --      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (13.19)%            --      --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/AXP New Dimensions (Continued)
---------------------------------
Class B Income Manager Accumulator 1.15% (j)
 Unit value, end of period .................................     $   6.92        $   8.29      --       --       --
 Net Assets (000's) ........................................     $    332        $     99      --       --       --
 Number of units outstanding, end of period (000's) ........           48              12      --       --       --
 Total Return ..............................................       (16.53)%        (17.08)%    --       --       --
Class B Accumulator 1.35% (j)
 Unit value, end of period .................................     $   6.90        $   8.29      --       --       --
 Net Assets (000's) ........................................     $  1,035        $    340      --       --       --
 Number of units outstanding, end of period (000's) ........          150              41      --       --       --
 Total Return ..............................................       (16.83)%        (17.13)%    --       --       --
Class B Accumulator 1.55% (j)
 Unit value, end of period .................................     $   6.89        $   8.28      --       --       --
 Net Assets (000's) ........................................     $  2,136        $    406      --       --       --
 Number of units outstanding, end of period (000's) ........          310              49      --       --       --
 Total Return ..............................................       (16.87)%        (17.19)%    --       --       --
Class B Accumulator 1.60% (j)
 Unit value, end of period .................................     $   6.88        $   8.28      --       --       --
 Net Assets (000's) ........................................     $  1,465        $    240      --       --       --
 Number of units outstanding, end of period (000's) ........          213              29      --       --       --
 Total Return ..............................................       (16.91)%        (17.20)%    --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                              Years Ended December 31,
                                                               ------------------------------------------------------
                                                                   2001            2000        1999     1998     1997
                                                               ------------   -------------   ------   ------   -----
EQ/AXP New Dimensions (Concluded)
---------------------------------
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   6.87             --      --       --       --
 Net Assets (000's) ........................................           --             --      --       --       --
 Number of units outstanding, end of period (000's) ........           --             --      --       --       --
 Total Return ..............................................       ( 2.33)%           --      --       --       --
EQ/AXP Strategy Aggressive
--------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   4.12             --      --       --       --
 Net Assets (000's) ........................................     $     16             --      --       --       --
 Number of units outstanding, end of period (000's) ........            4             --      --       --       --
 Total Return ..............................................       (26.88)%           --      --       --       --
Class B Income Manager Accumulator 1.15% (j)
 Unit value, end of period .................................     $   4.09       $   6.22      --       --       --
 Net Assets (000's) ........................................     $    352       $    162      --       --       --
 Number of units outstanding, end of period (000's) ........           86             26      --       --       --
 Total Return ..............................................       (34.24)%       (37.84)%    --       --       --
Class B Accumulator 1.35% (j)
 Unit value, end of period .................................     $   4.08       $   6.21      --       --       --
 Net Assets (000's) ........................................     $    918       $    621      --       --       --
 Number of units outstanding, end of period (000's) ........          225            100      --       --       --
 Total Return ..............................................       (34.30)%       (37.88)%    --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/AXP Strategy Aggressive (Concluded)
--------------------------------------
Class B Accumulator 1.55% (j)
 Unit value, end of period .................................     $   4.07        $   6.21      --       --       --
 Net Assets (000's) ........................................     $  1,974        $    323      --       --       --
 Number of units outstanding, end of period (000's) ........          485              52      --       --       --
 Total Return ..............................................       (34.50)%        (37.92)%    --       --       --
Class B Accumulator 1.60% (j)
 Unit value, end of period .................................     $   4.06        $   6.21      --       --       --
 Net Assets (000's) ........................................     $  1,023        $    410      --       --       --
 Number of units outstanding, end of period (000's) ........          252              66      --       --       --
 Total Return ..............................................       (34.54)%        (37.93)%    --       --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   4.06              --      --       --       --
 Net Assets (000's) ........................................     $      4              --      --       --       --
 Number of units outstanding, end of period (000's) ........            1              --      --       --       --
 Total Return ..............................................       ( 5.62)%            --      --       --       --
EQ/Balanced (m)
---------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $  46.74              --      --       --       --
 Net Assets (000's) ........................................     $    140              --      --       --       --
 Number of units outstanding, end of period (000's) ........            3              --      --       --       --
 Total Return ..............................................       ( 5.28)%            --      --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                           Years Ended December 31,
                                                               ------------------------------------------------
                                                                    2001        2000     1999     1998     1997
                                                               -------------   ------   ------   ------   -----
EQ/Balanced (m) (Continued)
---------------------------
Class A Income Manager Accumulator 1.15% (m)
 Unit value, end of period .................................      $ 43.83      --       --       --       --
 Net Assets (000's) ........................................      $16,962      --       --       --       --
 Number of units outstanding, end of period (000's) ........          387      --       --       --       --
 Total Return ..............................................        (5.51)%    --       --       --       --
Class B Income Manager Accumulator 1.15% (m)
 Unit value, end of period .................................      $ 42.10      --       --       --       --
 Net Assets (000's) ........................................      $30,986      --       --       --       --
 Number of units outstanding, end of period (000's) ........          736      --       --       --       --
 Total Return ..............................................        (5.68)%    --       --       --       --
Class B Accumulator 1.35% (m)
 Unit value, end of period .................................      $ 40.77      --       --       --       --
 Net Assets (000's) ........................................      $102,373     --       --       --       --
 Number of units outstanding, end of period (000's) ........        2,511      --       --       --       --
 Total Return ..............................................        (5.78)%    --       --       --       --
Class B Accumulator 1.55% (m)
 Unit value, end of period .................................      $ 39.47      --       --       --       --
 Net Assets (000's) ........................................      $55,929      --       --       --       --
 Number of units outstanding, end of period (000's) ........        1,417      --       --       --       --
 Total Return ..............................................        (5.89)%    --       --       --       --
Class B Accumulator 1.60% (m)
 Unit value, end of period .................................      $ 39.15      --       --       --       --
 Net Assets (000's) ........................................      $39,346      --       --       --       --
 Number of units outstanding, end of period (000's) ........        1,005      --       --       --       --
 Total Return ..............................................        (5.94)%    --       --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2001        2000     1999     1998     1997
                                                               ------------   ------   ------   ------   -----
EQ/Balanced (m) (Concluded)
---------------------------
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $ 38.52      --       --       --       --
 Net Assets (000's) ........................................     $   231      --       --       --       --
 Number of units outstanding, end of period (000's) ........           6      --       --       --       --
 Total Return ..............................................       (1.04)%    --       --       --       --
EQ/Bernstein Diversified Value (n)
----------------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $ 12.31      --       --       --       --
 Net Assets (000's) ........................................     $   123      --       --       --       --
 Number of units outstanding, end of period (000's) ........          10      --       --       --       --
 Total Return ..............................................       (1.89)%    --       --       --       --
Class B Income Manager Accumulator 1.15% (n)
 Unit value, end of period .................................     $ 12.00      --       --       --       --
 Net Assets (000's) ........................................     $34,584      --       --       --       --
 Number of units outstanding, end of period (000's) ........       2,882      --       --       --       --
 Total Return ..............................................       (2.22)%    --       --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2001        2000     1999     1998     1997
                                                               ------------   ------   ------   ------   -----
EQ/Bernstein Diversified Value (n) (Concluded)
----------------------------------------------
Class B Accumulator 1.35% (n)
 Unit value, end of period .................................     $ 11.90      --       --       --       --
 Net Assets (000's) ........................................     $33,879      --       --       --       --
 Number of units outstanding, end of period (000's) ........       2,847      --       --       --       --
 Total Return ..............................................       (2.37)%    --       --       --       --
Class B Accumulator 1.55% (n)
 Unit value, end of period .................................     $ 11.80      --       --       --       --
 Net Assets (000's) ........................................     $16,709      --       --       --       --
 Number of units outstanding, end of period (000's) ........       1,416      --       --       --       --
 Total Return ..............................................       (2.50)%    --       --       --       --
Class B Accumulator 1.60% (n)
 Unit value, end of period .................................     $ 11.78      --       --       --       --
 Net Assets (000's) ........................................     $13,406      --       --       --       --
 Number of units outstanding, end of period (000's) ........       1,138      --       --       --       --
 Total Return ..............................................       (2.53)%    --       --       --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $ 11.73      --       --       --       --
 Net Assets (000's) ........................................     $   422      --       --       --       --
 Number of units outstanding, end of period (000's) ........          36      --       --       --       --
 Total Return ..............................................       (1.18)%    --       --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                         Years Ended December 31,
                                                               ---------------------------------------------
                                                                  2001       2000     1999     1998     1997
                                                               ----------   ------   ------   ------   -----
EQ/Calvert Socially Responsible
-------------------------------
Class B Accumulator 0.50% (p)
 Unit value, end of period .................................    $  8.85     --       --       --       --
 Net Assets (000's) ........................................         --     --       --       --       --
 Number of units outstanding, end of period (000's) ........         --     --       --       --       --
 Total Return ..............................................       2.89%    --       --       --       --
Class B Income Manager Accumulator 1.15% (p)
 Unit value, end of period .................................    $  8.72     --       --       --       --
 Net Assets (000's) ........................................         --     --       --       --       --
 Number of units outstanding, end of period (000's) ........         --     --       --       --       --
 Total Return ..............................................       2.74%    --       --       --       --
Class B Accumulator 1.35% (p)
 Unit value, end of period .................................    $  8.67     --       --       --       --
 Net Assets (000's) ........................................    $    87     --       --       --       --
 Number of units outstanding, end of period (000's) ........         10     --       --       --       --
 Total Return ..............................................       2.57%    --       --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2001        2000     1999     1998     1997
                                                               ------------   ------   ------   ------   -----
EQ/Calvert Socially Responsible (Concluded)
-------------------------------------------
Class B Accumulator 1.55% (p)
 Unit value, end of period .................................      $ 8.63      --       --       --       --
 Net Assets (000's) ........................................      $   26      --       --       --       --
 Number of units outstanding, end of period (000's) ........           3      --       --       --       --
 Total Return ..............................................        2.55%     --       --       --       --
Class B Accumulator 1.60% (p)
 Unit value, end of period .................................      $ 8.62      --       --       --       --
 Net Assets (000's) ........................................      $   52      --       --       --       --
 Number of units outstanding, end of period (000's) ........           6      --       --       --       --
 Total Return ..............................................        2.53%     --       --       --       --
Class B Accumulator 1.70% (p)
 Unit value, end of period .................................      $ 8.60      --       --       --       --
 Net Assets (000's) ........................................          --      --       --       --       --
 Number of units outstanding, end of period (000's) ........          --      --       --       --       --
 Total Return ..............................................        2.48%     --       --       --       --
EQ/Capital Guardian Research
----------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................      $10.97      --       --       --       --
 Net Assets (000's) ........................................          --      --       --       --       --
 Number of units outstanding, end of period (000's) ........          --      --       --       --       --
 Total Return ..............................................        0.28%     --       --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                               Years Ended December 31,
                                                               --------------------------------------------------------
                                                                   2001          2000          1999       1998     1997
                                                               -----------   -----------   -----------   ------   -----
EQ/Capital Guardian Research (Continued)
----------------------------------------
Class B Income Manager Accumulator 1.15% (f)
 Unit value, end of period .................................     $ 10.78      $  11.13       $ 10.63     --       --
 Net Assets (000's) ........................................     $   862      $    634           213     --       --
 Number of units outstanding, end of period (000's) ........          80            57            20     --       --
 Total Return ..............................................       (3.14)%        4.70%         6.28%    --       --
Class B Accumulator 1.35% (f)
 Unit value, end of period .................................     $ 10.72      $  11.09      $  10.61     --       --
 Net Assets (000's) ........................................     $ 2,476      $  1,930      $    764     --       --
 Number of units outstanding, end of period (000's) ........         231           174            72     --       --
 Total Return ..............................................       (3.34)%        4.52%         6.13%    --       --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $ 10.66      $  11.05            --     --       --
 Net Assets (000's) ........................................     $ 3,017      $  1,216            --     --       --
 Number of units outstanding, end of period (000's) ........         283           110            --     --       --
 Total Return ..............................................       (3.54)%        4.28%           --     --       --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $ 10.65      $  11.04      $  10.60     --       --
 Net Assets (000's) ........................................     $ 1,768      $  1,236      $    138     --       --
 Number of units outstanding, end of period (000's) ........         166           112            13     --       --
 Total Return ..............................................       (3.59)%        4.15%         5.95%    --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                               Years Ended December 31,
                                                               --------------------------------------------------------
                                                                   2001          2000          1999       1998     1997
                                                               -----------   -----------   -----------   ------   -----
EQ/Capital Guardian Research (Concluded)
----------------------------------------
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $ 10.62            --            --     --       --
 Net Assets (000's) ........................................     $    11            --            --     --       --
 Number of units outstanding, end of period (000's) ........           1            --            --     --       --
 Total Return ..............................................       (0.52)%          --            --     --       --
EQ/Capital Guardian U.S. Equity
-------------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $ 10.39            --            --     --       --
 Net Assets (000's) ........................................     $    10            --            --     --       --
 Number of units outstanding, end of period (000's) ........           1            --            --     --       --
 Total Return ..............................................        0.29%           --            --     --       --
Class B Income Manager Accumulator 1.15% (f)
 Unit value, end of period .................................     $ 10.21      $  10.54      $  10.29     --       --
 Net Assets (000's) ........................................     $ 1,001      $    411      $     82     --       --
 Number of units outstanding, end of period (000's) ........          98            39             8     --       --
 Total Return ..............................................       (3.13)%        2.43%         2.93%    --       --
Class B Accumulator 1.35% (f)
 Unit value, end of period .................................     $ 10.15      $  10.50      $  10.28     --       --
 Net Assets (000's) ........................................     $ 3,816      $  3,129      $  1,295     --       --
 Number of units outstanding, end of period (000's) ........         376           298           126     --       --
 Total Return ..............................................       (3.33)%        2.14%         2.79%    --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                               Years Ended December 31,
                                                               --------------------------------------------------------
                                                                   2001          2000          1999       1998     1997
                                                               -----------   -----------   -----------   ------   -----
EQ/Capital Guardian U.S. Equity (Concluded)
-------------------------------------------
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $ 10.10      $  10.47            --     --       --
 Net Assets (000's) ........................................     $ 3,424      $  1,152            --     --       --
 Number of units outstanding, end of period (000's) ........         339           110            --     --       --
 Total Return ..............................................       (3.54)%        1.99%           --     --       --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $ 10.09      $  10.46      $  10.26     --       --
 Net Assets (000's) ........................................     $ 3,400      $  1,621      $    318     --       --
 Number of units outstanding, end of period (000's) ........         337           155            31     --       --
 Total Return ..............................................       (3.58)%        1.95%         2.62%    --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $ 10.06            --            --     --       --
 Net Assets (000's) ........................................     $    10            --            --     --       --
 Number of units outstanding, end of period (000's) ........           1            --            --     --       --
 Total Return ..............................................       (1.08)%          --            --     --       --
EQ/Emerging Markets Equity
--------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $  6.34            --            --     --       --
 Net Assets (000's) ........................................     $    13            --            --     --       --
 Number of units outstanding, end of period (000's) ........           2            --            --     --       --
 Total Return ..............................................       (4.62)%          --            --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                 2001          2000         1999         1998          1997
                                                             ------------ ------------- ----------- ------------- -------------
EQ/Emerging Markets Equity (Continued)
--------------------------------------
Class B Income Manager Accumulator 1.15% (b)
 Unit value, end of period .................................   $  6.16      $   6.57      $ 11.09     $   5.73      $   7.95
 Net Assets (000's) ........................................   $ 5,002      $  5,966      $ 8,817     $  3,249      $  2,242
 Number of units outstanding, end of period (000's) ........       812           908          795          567           282
 Total Return ..............................................     (6.24)%      (40.76)%      93.54%      (27.92)%      (20.53)%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $  6.11      $   6.53      $ 11.04     $   5.72            --
 Net Assets (000's) ........................................   $10,784      $ 13,471      $13,988     $  1,012            --
 Number of units outstanding, end of period (000's) ........     1,765         2,063        1,267          177            --
 Total Return ..............................................     (6.43)%      (40.85)%      93.01%      (28.01)%          --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $  6.06      $   6.49           --           --            --
 Net Assets (000's) ........................................   $ 6,145      $  3,511           --           --            --
 Number of units outstanding, end of period (000's) ........     1,014           541           --           --            --
 Total Return ..............................................     (6.63)%      (40.97)%         --           --            --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $  6.04      $   6.47      $ 10.97           --            --
 Net Assets (000's) ........................................   $ 4,959      $  4,626      $ 1,382           --            --
 Number of units outstanding, end of period (000's) ........       821           715          126           --            --
 Total Return ..............................................     (6.68)%      (41.02)%      92.62%          --            --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                  2001          2000         1999        1998        1997
                                                             ------------- ------------- ----------- ----------- -----------
EQ/Emerging Markets Equity (Concluded)
--------------------------------------
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................   $   6.02            --           --          --          --
 Net Assets (000's) ........................................         --            --           --          --          --
 Number of units outstanding, end of period (000's) ........         --            --           --          --          --
 Total Return ..............................................       6.50%           --           --          --          --
EQ/Equity 500 Index (k)
-----------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  26.11            --           --          --          --
 Net Assets (000's) ........................................   $     26            --           --          --          --
 Number of units outstanding, end of period (000's) ........          1            --           --          --          --
 Total Return ..............................................     (10.08)%          --           --          --          --
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  24.80      $  28.57     $  32.04    $  26.99    $  21.38
 Net Assets (000's) ........................................   $ 27,131      $ 34,455     $    352    $    378    $    107
 Number of units outstanding, end of period (000's) ........      1,094         1,206           11          14           5
 Total Return ..............................................     (13.20)%      (10.83)%      18.71%      26.24%      30.72%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001            2000           1999          1998       1997
                                                               -------------   -------------   -----------   -----------   -----
EQ/Equity 500 Index (k) (Concluded)
-----------------------------------
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................     $  24.41        $  28.18       $  31.67      $  26.73     --
 Net Assets (000's) ........................................     $107,721        $138,730       $    507      $     53     --
 Number of units outstanding, end of period (000's) ........        4,413           4,923             16             2     --
 Total Return ..............................................       (13.38)%        (11.02)%        18.48%        26.03%    --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $  24.03        $  27.79             --            --     --
 Net Assets (000's) ........................................     $ 26,000        $ 11,700             --            --     --
 Number of units outstanding, end of period (000's) ........        1,082             421             --            --     --
 Total Return ..............................................       (13.53)%        (11.20)%           --            --     --
Class B Accumulator 1.60% (k)
 Unit value, end of period .................................     $  23.93        $  27.69             --            --     --
 Net Assets (000's) ........................................     $ 24,839        $ 20,324             --            --     --
 Number of units outstanding, end of period (000's) ........        1,038             734             --            --     --
 Total Return ..............................................       (13.58)%        (11.24)%           --            --     --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $  23.74              --             --            --     --
 Net Assets (000's) ........................................     $     24              --             --            --     --
 Number of units outstanding, end of period (000's) ........            1              --             --            --     --
 Total Return ..............................................       ( 3.86)%            --             --            --     --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001            2000           1999       1998     1997
                                                               -------------   -------------   -----------   ------   -----
EQ/Evergreen Omega
------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   7.92              --             --     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (14.95)%            --             --     --       --
Class B Income Manager Accumulator 1.15% (e)
 Unit value, end of period .................................     $   7.76        $   9.47       $  10.84     --       --
 Net Assets (000's) ........................................     $    404        $    559       $    477     --       --
 Number of units outstanding, end of period (000's) ........           52              59             44     --       --
 Total Return ..............................................       (18.06)%        (12.64)%         8.46%    --       --
Class B Accumulator 1.35% (e)
 Unit value, end of period .................................     $   7.72        $   9.43       $  10.82     --       --
 Net Assets (000's) ........................................     $  1,243        $  1,547       $  1,504     --       --
 Number of units outstanding, end of period (000's) ........          161             164            139     --       --
 Total Return ..............................................       (18.13)%        (12.85)%         8.24%    --       --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $   7.67        $   9.39             --     --       --
 Net Assets (000's) ........................................     $  1,787        $    366             --     --       --
 Number of units outstanding, end of period (000's) ........          233              39             --     --       --
 Total Return ..............................................       (18.30)%        (13.07)%           --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001            2000           1999       1998     1997
                                                               -------------   -------------   -----------   ------   -----
EQ/Evergreen Omega (Concluded)
------------------------------
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $   7.66        $   9.38       $ 10.80      --       --
 Net Assets (000's) ........................................     $    689        $    159       $     86     --       --
 Number of units outstanding, end of period (000's) ........           90              17              8     --       --
 Total Return ..............................................       (18.35)%        (13.15)%         7.97%    --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   7.64              --             --     --       --
 Net Assets (000's) ........................................     $      8              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       ( 3.10)%            --             --     --       --
EQ/FI Mid Cap
-------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   8.64              --             --     --       --
 Net Assets (000's) ........................................     $     52              --             --     --       --
 Number of units outstanding, end of period (000's) ........            6              --             --     --       --
 Total Return ..............................................       (10.50)%            --             --     --       --
Class B Income Manager Accumulator 1.15% (j)
 Unit value, end of period .................................     $   8.56        $  10.00             --     --       --
 Net Assets (000's) ........................................     $  2,500        $    430             --     --       --
 Number of units outstanding, end of period (000's) ........          292              43             --     --       --
 Total Return ..............................................       (14.40)%          0.05%            --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                             Years Ended December 31,
                                                               -----------------------------------------------------
                                                                    2001           2000       1999     1998     1997
                                                               -------------   -----------   ------   ------   -----
EQ/FI Mid Cap (Concluded)
-------------------------
Class B Accumulator 1.35% (j)
 Unit value, end of period .................................     $   8.54        $ 10.00     --       --       --
 Net Assets (000's) ........................................     $  4,210        $   820     --       --       --
 Number of units outstanding, end of period (000's) ........          493             82     --       --       --
 Total Return ..............................................       (14.60)%       ( 0.02)%   --       --       --
Class B Accumulator 1.55% (j)
 Unit value, end of period .................................     $   8.52        $  9.99     --       --       --
 Net Assets (000's) ........................................     $ 13,206        $   579     --       --       --
 Number of units outstanding, end of period (000's) ........        1,550             58     --       --       --
 Total Return ..............................................       (14.76)%       ( 0.09)%   --       --       --
Class B Accumulator 1.60% (j)
 Unit value, end of period .................................     $   8.51        $  9.99     --       --       --
 Net Assets (000's) ........................................     $  7,931        $ 1,259     --       --       --
 Number of units outstanding, end of period (000's) ........          932            126     --       --       --
 Total Return ..............................................       (14.81)%       ( 0.10)%   --       --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   8.50             --     --       --       --
 Net Assets (000's) ........................................     $    315             --     --       --       --
 Number of units outstanding, end of period (000's) ........           37             --     --       --       --
 Total Return ..............................................       ( 3.69)%           --     --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                               Years Ended December 31,
                                                             -------------------------------------------------------------
                                                                 2001        2000        1999         1998         1997
                                                             ----------- ----------- ----------- ------------- -----------
EQ/FI Small/Mid Cap Value
-------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $ 11.66          --          --           --           --
 Net Assets (000's) ........................................   $   152          --          --           --           --
 Number of units outstanding, end of period (000's) ........        13          --          --           --           --
 Total Return ..............................................      6.89%         --          --           --           --
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $ 11.31     $ 11.00     $ 10.58     $  10.52      $ 11.82
 Net Assets (000's) ........................................   $26,205     $19,338     $23,900     $ 31,392      $24,775
 Number of units outstanding, end of period (000's) ........     2,317       1,758       2,259        2,984        2,096
 Total Return ..............................................      2.82%       3.97%       0.57%      (11.00)%      18.20%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $ 11.20     $ 10.92     $ 10.53     $  10.48           --
 Net Assets (000's) ........................................   $23,419     $11,794     $10,235     $  5,869           --
 Number of units outstanding, end of period (000's) ........     2,091       1,080         972          560           --
 Total Return ..............................................      2.56%       3.70%       0.48%      (11.22)%         --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $ 11.09     $ 10.84          --           --           --
 Net Assets (000's) ........................................   $27,248     $   759          --           --           --
 Number of units outstanding, end of period (000's) ........     2,457          70          --           --           --
 Total Return ..............................................      2.34%       3.52%         --           --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001            2000           1999          1998       1997
                                                               -------------   -------------   -----------   -----------   -----
EQ/FI Small/Mid Cap Value (Concluded)
-------------------------------------
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $  11.07        $  10.82       $  10.45            --     --
 Net Assets (000's) ........................................     $ 16,461        $    941       $    188            --     --
 Number of units outstanding, end of period (000's) ........        1,487              87             18            --     --
 Total Return ..............................................         2.29%           3.54%          0.17%           --     --
Class B Accumulator 1.70% (o)
 Unit value, end of period ................................      $  11.02              --             --            --     --
 Net Assets (000's) ........................................     $    121              --             --            --     --
 Number of units outstanding, end of period (000's) ........           11              --             --            --     --
 Total Return ..............................................       ( 2.28)%            --             --            --     --
EQ/International Equity Index
-----------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   9.21              --             --            --     --
 Net Assets (000's) ........................................     $     46              --             --            --     --
 Number of units outstanding, end of period (000's) ........            5              --             --            --     --
 Total Return ..............................................       (25.58)%            --             --            --     --
Class B Income Manager Accumulator 1.15% (c)
 Unit value, end of period .................................     $   8.98        $  12.18       $ 14.96       $ 11.87      --
 Net Assets (000's) ........................................     $  1,922        $  2,716       $  3,321      $  2,481     --
 Number of units outstanding, end of period (000's) ........          214             223            222           209     --
 Total Return ..............................................       (26.27)%        (18.58)%        26.03%        18.71%    --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001            2000           1999          1998       1997
                                                               -------------   -------------   -----------   -----------   -----
EQ/International Equity Index (Concluded)
-----------------------------------------
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................     $   8.90        $  12.11        $ 14.90      $  11.85     --
 Net Assets (000's) ........................................     $  8,322        $ 12,316        $11,980      $  2,868     --
 Number of units outstanding, end of period (000's) ........          935           1,017            804           242     --
 Total Return ..............................................       (26.51)%        (18.72)%        25.74%        18.47%    --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $   8.83        $  12.04             --            --     --
 Net Assets (000's) ........................................     $  3,117        $  1,336             --            --     --
 Number of units outstanding, end of period (000's) ........          353             111             --            --     --
 Total Return ..............................................       (26.66)%        (18.88)%           --            --     --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $   8.81        $  12.02        $ 14.82            --     --
 Net Assets (000's) ........................................     $  2,238        $  1,767        $   489            --     --
 Number of units outstanding, end of period (000's) ........          254             147             33            --     --
 Total Return ..............................................       (26.71)%        (18.89)%        25.43%           --     --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   8.78              --             --            --     --
 Net Assets (000's) ........................................     $     18              --             --            --     --
 Number of units outstanding, end of period (000's) ........            2              --             --            --     --
 Total Return ..............................................       ( 8.56)%            --             --            --     --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Janus Large Cap Growth
-------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   6.45              --      --       --       --
 Net Assets (000's) ........................................     $     65              --      --       --       --
 Number of units outstanding, end of period (000's) ........           10              --      --       --       --
 Total Return ..............................................       (20.01)%            --      --       --       --
Class B Income Manager Accumulator 1.15% (j)
 Unit value, end of period .................................     $   6.40        $   8.40      --       --       --
 Net Assets (000's) ........................................     $  1,888        $    655      --       --       --
 Number of units outstanding, end of period (000's) ........          295              78      --       --       --
 Total Return ..............................................       (23.81)%        (16.00)%    --       --       --
Class B Accumulator 1.35% (j)
 Unit value, end of period .................................     $   6.38        $   8.39      --       --       --
 Net Assets (000's) ........................................     $  3,669        $  2,165      --       --       --
 Number of units outstanding, end of period (000's) ........          575             258      --       --       --
 Total Return ..............................................       (23.96)%        (16.06)%    --       --       --
Class B Accumulator 1.55% (j)
 Unit value, end of period .................................     $   6.36        $   8.39      --       --       --
 Net Assets (000's) ........................................     $ 10,500        $  1,527      --       --       --
 Number of units outstanding, end of period (000's) ........        1,651             182      --       --       --
 Total Return ..............................................       (24.17)%        (16.11)%    --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Janus Large Cap Growth (Concluded)
-------------------------------------
Class B Accumulator 1.60% (j)
 Unit value, end of period .................................     $   6.36        $   8.39      --       --       --
 Net Assets (000's) ........................................     $  7,549        $  2,475      --       --       --
 Number of units outstanding, end of period (000's) ........        1,187             295      --       --       --
 Total Return ..............................................       (24.22)%        (16.13)%    --       --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   6.35              --      --       --       --
 Net Assets (000's) ........................................     $     51              --      --       --       --
 Number of units outstanding, end of period (000's) ........            8              --      --       --       --
 Total Return ..............................................       ( 5.45)%            --      --       --       --
EQ/Marsico Focus
----------------
Class B Accumulator 0.50% (p)
 Unit value, end of period .................................     $  11.37              --      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................        13.37%             --      --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                          Years Ended December 31,
                                                               ----------------------------------------------
                                                                   2001       2000     1999     1998     1997
                                                               -----------   ------   ------   ------   -----
EQ/Marsico Focus (Continued)
----------------------------
Class B Income Manager Accumulator 1.15% (p)
 Unit value, end of period .................................    $  11.35     --       --       --       --
 Net Assets (000's) ........................................    $    329     --       --       --       --
 Number of units outstanding, end of period (000's) ........          29     --       --       --       --
 Total Return ..............................................       13.17%    --       --       --       --
Class B Accumulator 1.35% (p)
 Unit value, end of period .................................    $  11.34     --       --       --       --
 Net Assets (000's) ........................................    $    159     --       --       --       --
 Number of units outstanding, end of period (000's) ........          14     --       --       --       --
 Total Return ..............................................       13.08%    --       --       --       --
Class B Accumulator 1.55% (p)
 Unit value, end of period .................................    $  11.33     --       --       --       --
 Net Assets (000's) ........................................    $    363     --       --       --       --
 Number of units outstanding, end of period (000's) ........          32     --       --       --       --
 Total Return ..............................................       13.01%    --       --       --       --
Class B Accumulator 1.60% (p)
 Unit value, end of period .................................    $  11.33     --       --       --       --
 Net Assets (000's) ........................................    $    272     --       --       --       --
 Number of units outstanding, end of period (000's) ........          24     --       --       --       --
 Total Return ..............................................       12.99%    --       --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                 2001        2000        1999        1998        1997
                                                             ----------- ----------- ----------- ----------- -----------
EQ/Marsico Focus (Concluded)
----------------------------
Class B Accumulator 1.70% (p)
 Unit value, end of period .................................   $ 11.33          --          --          --          --
 Net Assets (000's) ........................................   $    11          --          --          --          --
 Number of units outstanding, end of period (000's) ........         1          --          --          --          --
 Total Return ..............................................     12.98%         --          --          --          --
EQ/Mercury Basic Value Equity
-----------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $ 17.90          --          --          --          --
 Net Assets (000's) ........................................   $    18          --          --          --          --
 Number of units outstanding, end of period (000's) ........         1          --          --          --          --
 Total Return ..............................................      6.06%         --          --          --          --
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $ 17.36     $ 16.64     $ 15.06     $ 12.81    $  11.61
 Net Assets (000's) ........................................   $38,591     $32,381     $32,560     $27,247    $  9,857
 Number of units outstanding, end of period (000's) ........     2,223       1,946       2,162       2,127         849
 Total Return ..............................................      4.33%      10.49%      17.56%      10.34%      16.12%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $ 17.20     $ 16.52     $ 14.98     $ 12.76          --
 Net Assets (000's) ........................................   $63,313     $54,599     $38,454     $12,875          --
 Number of units outstanding, end of period (000's) ........     3,681       3,305       2,567       1,009          --
 Total Return ..............................................      4.12%      10.28%      17.40%      10.08%         --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                               Years Ended December 31,
                                                               --------------------------------------------------------
                                                                   2001          2000          1999       1998     1997
                                                               -----------   -----------   -----------   ------   -----
EQ/Mercury Basic Value Equity (Concluded)
-----------------------------------------
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $ 17.04      $  16.40            --     --       --
 Net Assets (000's) ........................................     $30,553      $  4,510            --     --       --
 Number of units outstanding, end of period (000's) ........       1,793           275            --     --       --
 Total Return ..............................................        3.88%        10.09%           --     --       --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $ 17.00      $  16.37      $  14.88     --       --
 Net Assets (000's) ........................................     $22,185      $  7,055      $  2,425     --       --
 Number of units outstanding, end of period (000's) ........       1,305           431           163     --       --
 Total Return ..............................................        3.83%        10.01%        17.04%    --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $ 16.92
 Net Assets (000's) ........................................     $   254            --            --     --       --
 Number of units outstanding, end of period (000's) ........          15            --            --     --       --
 Total Return ..............................................        1.74%           --            --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                  2001          2000         1999         1998        1997
                                                             ------------- ------------- ------------ ----------- -----------
EQ/MFS Emerging Growth Companies
--------------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  14.96            --            --          --          --
 Net Assets (000's) ........................................         --            --            --          --          --
 Number of units outstanding, end of period (000's) ........         --            --            --          --          --
 Total Return ..............................................     (31.09)%          --            --          --          --
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  14.51      $  22.25      $  27.74     $ 16.16     $ 12.15
 Net Assets (000's) ........................................   $ 45,039      $ 83,393      $ 95,148     $42,323     $11,931
 Number of units outstanding, end of period (000's) ........      3,104         3,748         3,430       2,619         982
 Total Return ..............................................     (34.79)%      (19.79)%       71.66%      33.00%      21.48%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $  14.37      $  22.09      $  27.59     $ 16.10          --
 Net Assets (000's) ........................................   $103,881      $182,331      $168,685     $31,266          --
 Number of units outstanding, end of period (000's) ........      7,229         8,254         6,114       1,942          --
 Total Return ..............................................     (34.95)%      (19.93)%       71.37%      32.70%         --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $  14.23      $  21.92            --          --          --
 Net Assets (000's) ........................................   $ 32,160      $ 28,518            --          --          --
 Number of units outstanding, end of period (000's) ........      2,260         1,301            --          --          --
 Total Return ..............................................     (35.07)%      (20.09)%          --          --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001            2000           1999       1998     1997
                                                               -------------   -------------   -----------   ------   -----
EQ/MFS Emerging Growth Companies (Concluded)
--------------------------------------------
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $  14.20        $  21.88        $ 27.40     --       --
 Net Assets (000's) ........................................     $ 27,917        $ 40,128        $10,494     --       --
 Number of units outstanding, end of period (000's) ........        1,966           1,834            383     --       --
 Total Return ..............................................       (35.10)%        (20.15)%        70.90%    --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $  14.13              --             --     --       --
 Net Assets (000's) ........................................     $     42              --             --     --       --
 Number of units outstanding, end of period (000's) ........            3              --             --     --       --
 Total Return ..............................................       ( 4.17)%            --             --     --       --
EQ/MFS Investors Trust
----------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $   8.94              --             --     --       --
 Net Assets (000's) ........................................     $     18              --             --     --       --
 Number of units outstanding, end of period (000's) ........            2              --             --     --       --
 Total Return ..............................................       (14.02)%            --             --     --       --
Class B Income Manager Accumulator 1.15% (e)
 Unit value, end of period .................................     $   8.76        $  10.55        $ 10.75     --       --
 Net Assets (000's) ........................................     $    736        $    791        $   785     --       --
 Number of units outstanding, end of period (000's) ........           84              75             73     --       --
 Total Return ..............................................       (16.97)%        ( 1.86)%         7.74%    --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                    2001           2000           1999       1998     1997
                                                               -------------   ------------   -----------   ------   -----
EQ/MFS Investors Trust (Concluded)
----------------------------------
Class B Accumulator 1.35% (e)
 Unit value, end of period .................................     $   8.71        $ 10.51       $  10.72     --       --
 Net Assets (000's) ........................................     $  8,257        $10,657       $  5,896     --       --
 Number of units outstanding, end of period (000's) ........          948          1,014            550     --       --
 Total Return ..............................................       (17.13)%       ( 1.96)%         7.25%    --       --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $   8.66        $ 10.47             --     --       --
 Net Assets (000's) ........................................     $  5,057        $ 3,120             --     --       --
 Number of units outstanding, end of period (000's) ........          584            298             --     --       --
 Total Return ..............................................       (17.29)%       ( 2.22)%           --     --       --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $   8.64        $ 10.45       $ 10.70      --       --
 Net Assets (000's) ........................................     $  4,692        $ 3,752       $  1,102     --       --
 Number of units outstanding, end of period (000's) ........          543            359            103     --       --
 Total Return ..............................................       (17.32)%       ( 2.34)%         6.98%    --       --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   8.62             --             --     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       ( 3.66)%           --             --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                Years Ended December 31,
                                                             --------------------------------------------------------------
                                                                  2001         2000         1999        1998        1997
                                                             ------------- ------------ ----------- ----------- -----------
EQ/MFS Research
---------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  12.83           --           --          --          --
 Net Assets (000's) ........................................         --           --           --          --          --
 Number of units outstanding, end of period (000's) ........         --           --           --          --          --
 Total Return ..............................................     (18.38)%         --           --          --          --
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  12.44      $ 16.10      $ 17.19     $ 14.13     $ 11.52
 Net Assets (000's) ........................................   $ 22,566      $35,340      $38,557     $32,259     $11,969
 Number of units outstanding, end of period (000's) ........      1,814        2,195        2,243       2,283       1,039
 Total Return ..............................................     (22.73)%     ( 6.34)%      21.66%      22.66%      15.15%
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................   $  12.33      $ 15.98      $ 17.10     $ 14.08          --
 Net Assets (000's) ........................................   $ 42,723      $62,594      $54,036     $20,824          --
 Number of units outstanding, end of period (000's) ........      3,465        3,917        3,160       1,479          --
 Total Return ..............................................     (22.84)%     ( 6.55)%      21.45%      22.43%         --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................   $  12.21      $ 15.87           --          --          --
 Net Assets (000's) ........................................   $ 14,127      $ 8,744           --          --          --
 Number of units outstanding, end of period (000's) ........      1,157          551           --          --          --
 Total Return ..............................................     (23.06)%     ( 6.72)%         --          --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                               Years Ended December 31,
                                                             -------------------------------------------------------------
                                                                  2001         2000        1999        1998        1997
                                                             ------------- ----------- ----------- ----------- -----------
EQ/MFS Research (Concluded)
---------------------------
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $  12.18      $ 15.84     $ 16.99          --          --
 Net Assets (000's) ........................................   $ 10,475      $11,278     $ 1,206          --          --
 Number of units outstanding, end of period (000's) ........        860          712          71          --          --
 Total Return ..............................................     (23.11)%     ( 6.77)%     21.15%         --          --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................   $  12.12           --          --          --          --
 Net Assets (000's) ........................................         --           --          --          --          --
 Number of units outstanding, end of period (000's) ........         --           --          --          --          --
 Total Return ..............................................     ( 5.08)%         --          --          --          --
EQ/Putnam Growth & Income Value
-------------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $  12.57           --          --          --          --
 Net Assets (000's) ........................................         --           --          --          --          --
 Number of units outstanding, end of period (000's) ........         --           --          --          --          --
 Total Return ..............................................     ( 5.97)%         --          --          --          --
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $  12.19      $ 13.24     $ 12.54     $ 12.86     $ 11.53
 Net Assets (000's) ........................................   $ 18,809      $22,402     $27,563     $30,182     $14,182
 Number of units outstanding, end of period (000's) ........      1,543        1,692       2,198       2,347       1,230
 Total Return ..............................................     ( 7.93)%       5.58%     ( 2.49)%     11.54%      15.31%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                  Years Ended December 31,
                                                               ---------------------------------------------------------------
                                                                   2001           2000          1999           1998       1997
                                                               ------------   -----------   ------------   -----------   -----
EQ/Putnam Growth & Income Value (Concluded)
-------------------------------------------
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................     $ 12.08        $ 13.14       $ 12.47        $ 12.82     --
 Net Assets (000's) ........................................     $23,387        $26,871       $25,651        $11,115     --
 Number of units outstanding, end of period (000's) ........       1,936          2,045         2,057            867     --
 Total Return ..............................................       (8.07)%         5.37%       ( 2.73)%        11.30%    --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $ 11.97        $ 13.04            --             --     --
 Net Assets (000's) ........................................     $ 4,764        $ 1,043            --             --     --
 Number of units outstanding, end of period (000's) ........         398             80            --             --     --
 Total Return ..............................................       (8.26)%         5.13%           --             --     --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $ 11.94        $ 13.02       $ 12.39             --     --
 Net Assets (000's) ........................................     $ 3,427        $ 1,614       $   149             --     --
 Number of units outstanding, end of period (000's) ........         287            124            12             --     --
 Total Return ..............................................       (8.31)%         5.08%       ( 2.94)%           --     --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $ 11.88             --            --             --     --
 Net Assets (000's) ........................................     $   107             --            --             --     --
 Number of units outstanding, end of period (000's) ........           9             --            --             --     --
 Total Return ..............................................       (4.52)%           --            --             --     --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                  Years Ended December 31,
                                                               ---------------------------------------------------------------
                                                                   2001          2000           1999          1998        1997
                                                               -----------   ------------   -----------   ------------   -----
EQ/Small Company Index
----------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................     $ 11.40            --             --            --      --
 Net Assets (000's) ........................................     $    11            --             --            --      --
 Number of units outstanding, end of period (000's) ........           1            --             --            --      --
 Total Return ..............................................        6.23%           --             --            --      --
Class B Income Manager Accumulator 1.15% (c)
 Unit value, end of period .................................     $ 11.10       $ 11.01       $  11.52       $  9.66      --
 Net Assets (000's) ........................................     $ 3,552       $ 3,336       $  3,848       $ 2,357      --
 Number of units outstanding, end of period (000's) ........         320           303            334           244      --
 Total Return ..............................................        0.82%       ( 4.43)%        19.25%        (3.43)%    --
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................     $ 11.01       $ 10.94       $  11.48       $  9.64      --
 Net Assets (000's) ........................................     $ 9,898       $10,820       $  8,679       $ 2,738      --
 Number of units outstanding, end of period (000's) ........         899           989            756           284      --
 Total Return ..............................................        0.64%       ( 4.70)%        19.09%        (3.63)%    --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $ 10.92       $ 10.87             --            --      --
 Net Assets (000's) ........................................     $ 3,942       $ 1,152             --            --      --
 Number of units outstanding, end of period (000's) ........         361           106             --            --      --
 Total Return ..............................................        0.47%       ( 4.89)%           --            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                  2001          2000         1999        1998        1997
                                                             ------------- ------------- ----------- ----------- ------------
EQ/Small Company Index (Concluded)
----------------------------------
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................   $  10.90      $  10.86      $ 11.42          --          --
 Net Assets (000's) ........................................   $  2,605      $  1,227      $   263          --          --
 Number of units outstanding, end of period (000's) ........        239           113           23          --          --
 Total Return ..............................................       0.42%       ( 4.94)%      18.80%         --          --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................   $  10.86            --           --          --          --
 Net Assets (000's) ........................................         --            --           --          --          --
 Number of units outstanding, end of period (000's) ........         --            --           --          --          --
 Total Return ..............................................       1.92%           --           --          --          --
EQ/T. Rowe Price International Stock
------------------------------------
Class B Accumulator 0.50% (l)
 Unit value, end of period .................................   $   9.17            --           --          --          --
 Net Assets (000's) ........................................   $      9            --           --          --          --
 Number of units outstanding, end of period (000's) ........          1            --           --          --          --
 Total Return ..............................................     (39.65)%          --           --          --          --
Class B Income Manager Accumulator 1.15% (a)
 Unit value, end of period .................................   $   8.89      $  11.51      $ 14.32     $ 10.98     $  9.77
 Net Assets (000's) ........................................   $ 14,535      $ 20,891      $26,105     $21,905     $12,613
 Number of units outstanding, end of period (000's) ........      1,635         1,815        1,823       1,995       1,291
 Total Return ..............................................     (22.76)%      (19.62)%      30.42%      12.38%      (2.27)%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2001

8.  Accumulation Unit Values (Concluded)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60% and 1.70% annualized)
    excludes the effect of expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.



                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001            2000           1999          1998       1997
                                                               -------------   -------------   -----------   -----------   -----
EQ/T. Rowe Price International Stock (Concluded)
------------------------------------------------
Class B Accumulator 1.35% (d)
 Unit value, end of period .................................     $   8.81        $  11.43        $ 14.24      $  10.95      --
 Net Assets (000's) ........................................     $ 16,624        $ 22,460        $21,189      $  7,720      --
 Number of units outstanding, end of period (000's) ........        1,887           1,965          1,488           705      --
 Total Return ..............................................       (22.92)%        (19.73)%        30.05%        12.16%     --
Class B Accumulator 1.55% (h)
 Unit value, end of period .................................     $   8.73        $  11.34             --            --      --
 Net Assets (000's) ........................................     $ 11,078        $  5,239             --            --      --
 Number of units outstanding, end of period (000's) ........        1,269             462             --            --      --
 Total Return ..............................................       (23.03)%        (19.93)%           --            --      --
Class B Accumulator 1.60% (f)
 Unit value, end of period .................................     $   8.71        $  11.32        $ 14.15            --      --
 Net Assets (000's) ........................................     $  5,348        $  4,166        $   524            --      --
 Number of units outstanding, end of period (000's) ........          614             368             37            --      --
 Total Return ..............................................       (23.06)%        (20.00)%        29.76%           --      --
Class B Accumulator 1.70% (o)
 Unit value, end of period .................................     $   8.67              --             --            --      --
 Net Assets (000's) ........................................     $     43              --             --            --      --
 Number of units outstanding, end of period (000's) ........            5              --             --            --      --
 Total Return ..............................................       ( 4.25)%            --             --            --      --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Asubstitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000. (See Note 5).
(l) Units were made available for sale on January 2, 2001.
(m) Asubstitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001. (See Note 5).
(n) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
    (See Note 5).
(o) Units were made available for sale on August 13, 2001.
(p) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2001

9.  Investment Income Ratio

    Shown below is the Investment Income ratio throughout the periods indicated.

    These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                                               Years Ended December 31,
                                                            --------------------------------------------------------------
                                                               2001         2000         1999         1998         1997
                                                            ----------   ----------   ----------   ----------   ----------
 EQ/Aggressive Stock ....................................    0.35%        0.23%        0.21%        0.43%        0.13%
 EQ/Alliance Common Stock ...............................    2.20%        0.49%        0.57%        0.48%        0.51%
 EQ/Alliance Global .....................................      --         0.17%        0.03%        1.14%        2.37%
 EQ/Alliance Growth and Income ..........................    0.84%        0.80%        0.21%        0.26%        0.96%
 EQ/Alliance Growth Investors ...........................    1.82%        1.88%        1.68%        1.97%        2.77%
 EQ/Alliance High Yield .................................   10.45%       10.90%       11.84%       11.91%       10.20%
 EQ/Alliance Intermediate Government Securities .........    5.10%        6.25%        5.59%        5.32%        5.62%
 EQ/Alliance International ..............................    1.65%        0.44%          --         1.81%        3.29%
 EQ/Alliance Money Market ...............................    3.96%        5.16%        4.65%        4.77%        5.14%
 EQ/Alliance Premier Growth .............................    0.01%        0.78%        0.71%                       --
 EQ/Alliance Small Cap Growth ...........................    1.13%          --           --           --         0.01%
 EQ/Alliance Technology .................................    0.01%          --           --           --           --
 EQ/AXP New Dimensions ..................................    0.23%        0.37%          --           --           --
 EQ/AXP Strategy Aggressive .............................      --         0.35%          --           --           --
 EQ/Balanced ............................................    3.81%          --           --           --           --
 EQ/Bernstein Diversified Value .........................    1.45%          --           --           --           --
 EQ/Calvert Socially Responsible ........................      --           --           --           --           --
 EQ/Capital Guardian Research ...........................    0.24%        1.01%        0.29%          --           --
 EQ/Capital Guardian US Equity ..........................    0.36%        1.89%        0.97%          --           --
 EQ/Emerging Markets Equity .............................      --         8.29%        1.84%        0.48%        0.85%
 EQ/Equity 500 Index ....................................    0.83%        1.93%        1.11%        0.92%        1.11%
 EQ/Evergreen Omega .....................................    0.01%        0.28%        0.57%          --           --
 EQ/FI Mid Cap ..........................................    0.19%        0.45%          --           --           --
 EQ/FI Small/Mid Cap Value ..............................    0.80%        0.95%        0.18%        0.51%        1.36%
 EQ/International Equity Index ..........................    0.30%        0.90%        2.28%        2.72%          --
 EQ/Janus Large Cap Growth ..............................    0.01%        0.29%          --           --           --
 EQ/Marsico Focus .......................................      --           --           --           --           --
 EQ/Mercury Basic Value Equity ..........................    3.75%        5.49%        7.79%        6.64%        2.72%
 EQ/MFS Emerging Growth Companies .......................    0.02%        2.00%        2.88%          --         6.94%
 EQ/MFS Investors Trust .................................    0.42%        0.45%        0.72%          --           --
 EQ/MFS Research ........................................    0.10%        0.92%        2.92%        0.42%        2.83%
 EQ/Putnam Growth & Income Value ........................    0.93%        0.96%        7.95%        2.34%        2.32%
 EQ/Small Company Index .................................    0.62%        7.39%        7.54%        4.22%          --
 EQ/T. Rowe Price International Stock ...................    0.20%        0.03%        1.70%        1.17%        0.03%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants.......................................    A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2001..............    A-3
   Statements of Operations for the Year Ended December 31, 2001........    A-8
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2001 and 2000.........................................   A-13
   Notes to Financial Statements........................................   A-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants.......................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2001 and 2000..............    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2001,
   2000 and 1999........................................................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
   Income, Years Ended December 31, 2001, 2000 and 1999.................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2001, 2000 and 1999................................................    F-5
   Notes to Consolidated Financial Statements...........................    F-7

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 6, 2002

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                          EQ/AGGRESSIVE       EQ/ALLIANCE        EQ/ALLIANCE
                                                              STOCK           COMMON STOCK         GLOBAL
                                                          -------------     --------------      ------------
ASSETS:
Investments in shares of The Trust, at fair value .....   $  96,606,258     $   743,128,631     $  8,073,343
Receivable for Trust shares sold ......................          74,356                  --            1,091
Receivable for policy-related transactions ............              --             713,488               --
                                                          -------------     ---------------     ------------
  Total assets ........................................      96,680,614         743,842,119        8,074,434
                                                          -------------     ---------------     ------------
LIABILITIES:
Payable for Trust shares purchased ....................              --              44,283               --
Payable for policy-related transactions ...............          72,786                  --            1,305
                                                          -------------     ---------------     ------------
  Total liabilities ...................................          72,786              44,283            1,305
                                                          -------------     ---------------     ------------
NET ASSETS ............................................   $  96,607,828     $   743,797,836     $  8,073,129
                                                          =============     ===============     ============
Net Assets:
Accumulation Units ....................................   $  96,586,800     $   743,517,174     $  8,055,678
Retained by Equitable Life in Separate
 Account No. 49 .......................................          21,028             280,662           17,451
                                                          -------------     ---------------     ------------
TOTAL NET ASSETS ......................................   $  96,607,828     $   743,797,836     $  8,073,129
                                                          =============     ===============     ============
Investments in shares of The Trust, at cost ...........   $ 136,324,917     $ 1,062,633,668     $ 10,416,347
Trust shares held, Class B ............................       4,251,431          47,609,902          551,655
UNITS OUTSTANDING (000's):
Equitable Accumulator 0.00% ...........................              --                  --               --
Equitable Accumulator Advisor .50% ....................              --                  --               --
Equitable Accumulator Express .95% ....................               1                   2               --
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................             153                 154              282
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................           1,101               2,160               --
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................             249                 499               --
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................             402                 661               --
Equitable Accumulator Elite II 1.80% ..................               1                   1               --
Equitable Accumulator Select II 1.90% .................              --                   1               --

UNIT VALUE:
Equitable Accumulator 0.00% ...........................   $          --     $            --     $         --
Equitable Accumulator Advisor .50% ....................   $       58.69     $        271.84     $         --
Equitable Accumulator Express .95% ....................   $       54.60     $        241.72     $         --
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................   $       52.44     $        226.39     $      28.58
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................   $       51.19     $        217.65     $         --
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................   $       49.56     $        206.51     $         --
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................   $       49.16     $        203.81     $         --
Equitable Accumulator Elite II 1.80% ..................   $       47.59     $        193.35     $         --
Equitable Accumulator Select II 1.90% .................   $       46.83     $        188.32     $         --



                                                            EQ/ALLIANCE       EQ/ALLIANCE       EQ/ALLIANCE       EQ/ALLIANCE
                                                         GROWTH INVESTORS      HIGH YIELD       MONEY MARKET     PREMIER GROWTH
                                                         ----------------    -------------     -------------     --------------
ASSETS:
Investments in shares of The Trust, at fair value .....    $ 13,418,352      $ 187,858,555     $ 690,184,150     $ 347,729,442
Receivable for Trust shares sold ......................           1,552                 --                --                --
Receivable for policy-related transactions ............              --             44,046        52,144,862           125,261
                                                           ------------      -------------     -------------     -------------
  Total assets ........................................      13,419,904        187,902,601       742,329,012       347,854,703
                                                           ------------      -------------     -------------     -------------
LIABILITIES:
Payable for Trust shares purchased ....................              --             44,088        52,235,387           117,961
Payable for policy-related transactions ...............           1,561                 --                --                --
                                                           ------------      -------------     -------------     -------------
  Total liabilities ...................................           1,561             44,088        52,235,387           117,961
                                                           ------------      -------------     -------------     -------------
NET ASSETS ............................................    $ 13,418,343      $ 187,858,513     $ 690,093,625     $ 347,736,742
                                                           ============      =============     =============     =============
NET ASSETS:
Accumulation Units ....................................    $ 13,401,338      $ 187,818,968     $ 690,083,932     $ 346,318,388
Retained by Equitable Life in Separate
 Account No. 49 .......................................          17,005             39,545             9,693         1,418,354
                                                           ------------      -------------     -------------     -------------
TOTAL NET ASSETS ......................................    $ 13,418,343      $ 187,858,513     $ 690,093,625     $ 347,736,742
                                                           ============      =============     =============     =============
Investments in shares of The Trust, at cost ...........    $ 15,416,250      $ 265,426,630     $ 705,084,614     $ 482,513,725
Trust shares held, Class B ............................         819,935         34,575,525        66,883,445        47,558,268
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................              --                 --               114                --
Equitable Accumulator Advisor .50% ....................              --                 --               124                --
Equitable Accumulator Express .95% ....................              --                 13                13                79
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................             383                221               256                89
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................              --              4,307             6,273            15,780
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................              --              1,632             4,110            14,217
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................              --              1,835            13,759            18,765
Equitable Accumulator Elite II 1.80% ..................              --                 --                82                81
Equitable Accumulator Select II 1.90% .................              --                 --               217                27

UNIT VALUE:
Equitable Accumulator 0.00% ...........................    $         --      $          --     $       37.77     $          --
Equitable Accumulator Advisor .50% ....................    $         --      $       27.00     $       34.09     $        7.29
Equitable Accumulator Express .95% ....................    $         --      $       25.23     $       31.08     $        7.20
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................    $      34.98      $       24.29     $       29.51     $        7.15
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................    $         --      $       23.74     $       28.61     $        7.12
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................    $         --      $       23.03     $       27.44     $        7.08
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................    $         --      $       22.86     $       27.16     $        7.07
Equitable Accumulator Elite II 1.80% ..................    $         --      $       22.17     $       26.05     $        7.03
Equitable Accumulator Select II 1.90% .................    $         --      $       21.83     $       25.51     $        7.02

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                           EQ/ALLIANCE
                                                            SMALL CAP        EQ/ALLIANCE
                                                              GROWTH          TECHNOLOGY       EQ/BALANCED
                                                          -------------     -------------     ------------
ASSETS:
Investments in shares of The Trust, at fair value .....   $ 209,168,376     $ 102,704,641     $ 20,304,848
Receivable for Trust shares sold ......................       7,511,664           285,679               --
Receivable for policy-related transactions ............              --                --           31,734
                                                          -------------     -------------     ------------
  Total assets ........................................     216,680,040       102,990,320       20,336,582
                                                          -------------     -------------     ------------
LIABILITIES:
Payable for Trust shares purchased ....................              --                --           47,131
Payable for policy-related transactions ...............       7,486,652           175,491               --
                                                          -------------     -------------     ------------
  Total liabilities ...................................       7,486,652           175,491           47,131
                                                          -------------     -------------     ------------
NET ASSETS ............................................   $ 209,193,388     $ 102,814,829     $ 20,289,451
                                                          =============     =============     ============
NET ASSETS:
Accumulation Units ....................................   $ 209,130,539     $ 102,625,129     $ 20,285,385
Retained by Equitable Life in Separate
 Account No. 49 .......................................          62,849           189,700            4,066
                                                          -------------     -------------     ------------
TOTAL NET ASSETS ......................................   $ 209,193,388     $ 102,814,829     $ 20,289,451
                                                          =============     =============     ============
Investments in shares of The Trust, at cost ...........   $ 255,654,187     $ 131,706,028     $ 21,559,881
Trust shares held, Class B ............................      16,402,039        20,367,696        1,405,269
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................              --                --               --
Equitable Accumulator Advisor .50% ....................              --                --               --
Equitable Accumulator Express .95% ....................              32                50               --
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................             105                51               --
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................           8,170             3,522              289
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................           2,971             9,666              110
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................           3,423             7,562               97
Equitable Accumulator Elite II 1.80% ..................               6                27                7
Equitable Accumulator Select II 1.90% .................               7                 5                4

UNIT VALUE:
Equitable Accumulator 0.00% ...........................   $          --     $          --     $         --
Equitable Accumulator Advisor .50% ....................   $       14.86     $        5.00     $         --
Equitable Accumulator Express .95% ....................   $       14.55     $        4.96     $      43.48
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................   $       14.38     $        4.94     $         --
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................   $       14.28     $        4.93     $      40.77
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................   $       14.14     $        4.91     $      39.47
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................   $       14.11     $        4.91     $      39.15
Equitable Accumulator Elite II 1.80% ..................   $       13.98     $        4.89     $      37.90
Equitable Accumulator Select II 1.90% .................   $       13.91     $        4.88     $      37.29



                                                           EQ/BERNSTEIN     EQ/CALVERT      EQ/CAPITAL       EQ/CAPITAL
                                                           DIVERSIFIED       SOCIALLY        GUARDIAN         GUARDIAN
                                                              VALUE        RESPONSIBLE    INTERNATIONAL       RESEARCH
                                                          -------------    -----------    -------------     ------------
ASSETS:
Investments in shares of The Trust, at fair value .....   $ 256,312,497     $ 336,142     $ 100,254,232     $ 79,986,449
Receivable for Trust shares sold ......................              --            --         8,270,062               --
Receivable for policy-related transactions ............         163,962        16,171                --          147,924
                                                          -------------     ---------     -------------     ------------
  Total assets ........................................     256,476,459       352,313       108,524,294       80,134,373
                                                          -------------     ---------     -------------     ------------
LIABILITIES:
Payable for Trust shares purchased ....................         163,921        16,171                --          147,548
Payable for policy-related transactions ...............              --            --         8,254,282               --
                                                          -------------     ---------     -------------     ------------
  Total liabilities ...................................         163,921        16,171         8,254,282          147,548
                                                          -------------     ---------     -------------     ------------
NET ASSETS ............................................   $ 256,312,538     $ 336,142     $ 100,270,012     $ 79,986,825
                                                          =============     =========     =============     ============
NET ASSETS:
Accumulation Units ....................................   $ 256,185,242     $ 335,544     $  99,937,607     $ 79,889,558
Retained by Equitable Life in Separate
 Account No. 49 .......................................         127,296           598           332,405           97,267
                                                          -------------     ---------     -------------     ------------
TOTAL NET ASSETS ......................................   $ 256,312,538     $ 336,142     $ 100,270,012     $ 79,986,825
                                                          =============     =========     =============     ============
Investments in shares of The Trust, at cost ...........   $ 256,498,399     $ 330,691     $ 117,243,278     $ 79,527,362
Trust shares held, Class B ............................      21,773,487        42,047        11,428,906        7,316,928
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................              --            --                --               --
Equitable Accumulator Advisor .50% ....................              --            --                --               --
Equitable Accumulator Express .95% ....................              34            --                34               26
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................             114            --                26               17
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................          10,569             6             3,210            2,208
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................           4,851            19             2,530            2,052
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................           6,000            13             5,697            3,151
Equitable Accumulator Elite II 1.80% ..................              46            --                10               18
Equitable Accumulator Select II 1.90% .................              16            --                41               13

UNIT VALUE:
Equitable Accumulator 0.00% ...........................   $          --     $      --     $          --     $         --
Equitable Accumulator Advisor .50% ....................   $       12.31     $    8.85     $        8.90     $      10.97
Equitable Accumulator Express .95% ....................   $       12.09     $    8.76     $        8.79     $      10.83
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................   $       11.97     $    8.70     $        8.73     $      10.76
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................   $       11.90     $    8.67     $        8.69     $      10.72
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................   $       11.80     $    8.63     $        8.65     $      10.66
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................   $       11.78     $    8.62     $        8.64     $      10.65
Equitable Accumulator Elite II 1.80% ..................   $       11.68     $    8.58     $        8.59     $      10.59
Equitable Accumulator Select II 1.90% .................   $       11.64     $    8.56     $        8.57     $      10.56

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                            EQ/CAPITAL       EQ/EMERGING
                                                             GUARDIAN          MARKETS         EQ/EQUITY
                                                           U.S. EQUITY         EQUITY          500 INDEX
                                                          -------------     ------------     -------------
ASSETS:
Investments in shares of The Trust, at fair value .....   $ 163,846,488     $ 55,216,544     $ 586,905,779
Receivable for Trust shares sold ......................         258,739        6,601,470            77,343
Receivable for policy-related transactions ............              --               --            39,577
                                                          -------------     ------------     -------------
  Total assets ........................................     164,105,227       61,818,014       587,022,699
                                                          -------------     ------------     -------------
LIABILITIES:
Payable for Trust shares purchased ....................              --               --                --
Payable for policy-related transactions ...............         356,312        6,591,895                --
                                                          -------------     ------------     -------------
  Total liabilities ...................................         356,312        6,591,895                --
                                                          -------------     ------------     -------------
NET ASSETS ............................................   $ 163,748,915     $ 55,226,119     $ 587,022,699
                                                          =============     ============     =============
NET ASSETS:
Accumulation Units ....................................   $ 163,512,265     $ 55,186,616     $ 586,552,828
Retained by Equitable Life in Separate
 Account No. 49 .......................................         236,650           39,503           469,871
                                                          -------------     ------------     -------------
TOTAL NET ASSETS ......................................   $ 163,748,915     $ 55,226,119     $ 587,022,699
                                                          =============     ============     =============
Investments in shares of The Trust, at cost ...........   $ 164,291,024     $ 68,537,784     $ 685,501,286
Trust shares held, Class B ............................      16,032,220        9,833,285        26,742,086
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................              --               --                --
Equitable Accumulator Advisor .50% ....................              --               --                --
Equitable Accumulator Express .95% ....................              21                9                11
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................              59               43                71
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................           5,372            4,501            12,941
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................           3,790            1,482             4,534
Equitable Accumulators Select, Plus and Elite
 1.60% ................................................           6,886            3,043             6,601
Equitable Accumulator Elite II 1.80% ..................              21                1                57
Equitable Accumulator Select II 1.90% .................              21               --                11

UNIT VALUE:
Equitable Accumulator 0.00% ...........................   $          --     $         --     $          --
Equitable Accumulator Advisor .50% ....................   $       10.39     $       6.34     $       26.11
Equitable Accumulator Express .95% ....................   $       10.26     $       6.22     $       25.20
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................   $       10.20     $       6.15     $       24.71
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................   $       10.15     $       6.11     $       24.41
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................   $       10.10     $       6.06     $       24.03
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................   $       10.09     $       6.04     $       23.93
Equitable Accumulator Elite II 1.80% ..................   $       10.03     $       5.99     $       23.56
Equitable Accumulator Select II 1.90% .................   $       10.00     $       5.96     $       23.37



                                                                                              EQ/FI       EQ/INTERNATIONAL
                                                         EQ/EVERGREEN        EQ/FI          SMALL/MID          EQUITY
                                                             OMEGA          MID CAP         CAP VALUE           INDEX
                                                         ------------    ------------     ------------    ----------------
ASSETS:
Investments in shares of The Trust, at fair value .....  $ 4,352,999     $ 80,817,495     $ 83,058,575      $ 64,072,653
Receivable for Trust shares sold ......................           --               --               --         7,618,666
Receivable for policy-related transactions ............       75,309          229,354          445,399                --
                                                         -----------     ------------     ------------      ------------
  Total assets ........................................    4,428,308       81,046,849       83,503,974        71,691,319
                                                         -----------     ------------     ------------      ------------
LIABILITIES:
Payable for Trust shares purchased ....................       75,313          229,362          445,349                --
Payable for policy-related transactions ...............           --               --               --         7,618,004
                                                         -----------     ------------     ------------      ------------
  Total liabilities ...................................       75,313          229,362          445,349         7,618,004
                                                         -----------     ------------     ------------      ------------
NET ASSETS ............................................  $ 4,352,995     $ 80,817,487     $ 83,058,625      $ 64,073,315
                                                         ===========     ============     ============      ============
NET ASSETS:
Accumulation Units ....................................  $ 3,562,327     $ 80,499,602     $ 82,888,950      $ 63,736,513
Retained by Equitable Life in Separate
 Account No. 49 .......................................      790,668          317,885          169,675           336,802
                                                         -----------     ------------     ------------      ------------
TOTAL NET ASSETS ......................................  $ 4,352,995     $ 80,817,487     $ 83,058,625      $ 64,073,315
                                                         ===========     ============     ============      ============
Investments in shares of The Trust, at cost ...........  $ 5,099,125     $ 82,362,259     $ 80,576,005      $ 79,877,016
Trust shares held, Class B ............................      544,972        9,323,975        7,156,516         7,330,587
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................           --               --               --                --
Equitable Accumulator Advisor .50% ....................           --               --               --                --
Equitable Accumulator Express .95% ....................           --               19               11                10
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................           --               19               37                21
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................          140            2,307            2,256             3,451
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................          182            4,418            3,015             1,164
Equitable Accumulators Select, Plus and Elite
 1.60% ................................................          141            2,644            2,090             2,518
Equitable Accumulator Elite II 1.80% ..................            1               35               31                 5
Equitable Accumulator Select II 1.90% .................           --                5               14                26

UNIT VALUE:
Equitable Accumulator 0.00% ...........................  $        --     $         --     $         --      $         --
Equitable Accumulator Advisor .50% ....................  $        --     $       8.64     $      11.66      $       9.21
Equitable Accumulator Express .95% ....................  $      7.81     $       8.59     $      11.41      $       9.05
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................  $        --     $       8.56     $      11.28      $       8.96
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................  $      7.72     $       8.54     $      11.20      $       8.90
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................  $      7.67     $       8.52     $      11.09      $       8.83
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................  $      7.66     $       8.51     $      11.07      $       8.81
Equitable Accumulator Elite II 1.80% ..................  $      7.61     $       8.49     $      10.96      $       8.74
Equitable Accumulator Select II 1.90% .................  $      7.59     $       8.48     $      10.91      $       8.71

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                             EQ/JANUS
                                                         EQ/J.P. MORGAN      LARGE CAP        EQ/LAZARD
                                                            CORE BOND         GROWTH       SMALL CAP VALUE
                                                         --------------    ------------    ---------------
ASSETS:
Investments in shares of The Trust, at fair value .....  $ 423,972,805     $ 80,756,212     $ 170,046,083
Receivable for Trust shares sold ......................             --            6,397         1,623,186
Receivable for policy-related transactions ............        368,879               --                --
                                                         -------------     ------------     -------------
  Total assets ........................................    424,341,684       80,762,609       171,669,269
                                                         -------------     ------------     -------------
LIABILITIES:
Payable for Trust shares purchased ....................        368,829               --                --
Payable for policy-related transactions ...............             --            6,292         1,630,426
                                                         -------------     ------------     -------------
  Total liabilities ...................................        368,829            6,292         1,630,426
                                                         -------------     ------------     -------------
NET ASSETS ............................................  $ 423,972,855     $ 80,756,317     $ 170,038,843
                                                         =============     ============     =============
NET ASSETS:
Accumulation Units ....................................  $ 423,719,798     $ 80,396,926     $ 169,831,607
Retained by Equitable Life in Separate Account
 No. 49 ...............................................        253,057          359,391           207,236
                                                         -------------     ------------     -------------
TOTAL NET ASSETS ......................................  $ 423,972,855     $ 80,756,317     $ 170,038,843
                                                         =============     ============     =============
Investments in shares of The Trust, at cost ...........  $ 426,837,866     $ 93,618,528     $ 152,784,757
Trust shares held, Class B ............................     39,446,418       12,448,695        14,759,889
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................             --               --                --
Equitable Accumulator Advisor .50% ....................             --               --                --
Equitable Accumulator Express .95% ....................             46               24                15
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................            280               20               111
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................         14,916            1,490             7,755
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................          8,943            7,216             2,447
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................         10,537            3,856             3,274
Equitable Accumulator Elite II 1.80% ..................             78               24                27
Equitable Accumulator Select II 1.90% .................             31                6                14

UNIT VALUE:
Equitable Accumulator 0.00% ...........................  $          --     $         --     $          --
Equitable Accumulator Advisor .50% ....................  $       12.65     $       6.45     $       12.93
Equitable Accumulator Express .95% ....................  $       12.43     $       6.41     $       12.70
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................  $       12.30     $       6.39     $       12.57
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................  $       12.23     $       6.38     $       12.50
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................  $       12.13     $       6.36     $       12.39
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................  $       12.10     $       6.36     $       12.37
Equitable Accumulator Elite II 1.80% ..................  $       12.00     $       6.34     $       12.27
Equitable Accumulator Select II 1.90% .................  $       11.96     $       6.33     $       12.22



                                                                            EQ/MERCURY          EQ/MFS
                                                           EQ/MARSICO      BASIC VALUE     EMERGING GROWTH       EQ/MFS
                                                             FOCUS            EQUITY          COMPANIES      INVESTORS TRUST
                                                          -----------     -------------    ---------------   ---------------
ASSETS:
Investments in shares of The Trust, at fair value .....   $ 3,731,219     $ 141,712,841     $ 343,262,737    $ 209,512,932
Receivable for Trust shares sold ......................            --                --            90,885               --
Receivable for policy-related transactions ............        19,781           291,895                --           95,640
                                                          -----------     -------------     -------------    -------------
  Total assets ........................................     3,751,000       142,004,736       343,353,622      209,608,572
                                                          -----------     -------------     -------------    -------------
LIABILITIES:
Payable for Trust shares purchased ....................        19,781           294,794                --           96,090
Payable for policy-related transactions ...............            --                --           101,709               --
                                                          -----------     -------------     -------------    -------------
  Total liabilities ...................................        19,781           294,794           101,709           96,090
                                                          -----------     -------------     -------------    -------------
NET ASSETS ............................................   $ 3,731,219     $ 141,709,942     $ 343,251,913    $ 209,512,482
                                                          ===========     =============     =============    =============
NET ASSETS:
Accumulation Units ....................................   $ 3,727,626     $ 141,602,812     $ 343,075,984    $ 209,494,397
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         3,593           107,130           175,929           18,085
                                                          -----------     -------------     -------------    -------------
TOTAL NET ASSETS ......................................   $ 3,731,219     $ 141,709,942     $ 343,251,913    $ 209,512,482
                                                          ===========     =============     =============    =============
Investments in shares of The Trust, at cost ...........   $ 3,674,697     $ 139,313,448     $ 444,501,175    $ 239,276,467
Trust shares held, Class B ............................       327,529        10,289,097        25,052,074       23,354,243
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................            --                --                --               --
Equitable Accumulator Advisor .50% ....................            --                --                --               --
Equitable Accumulator Express .95% ....................             1                --                43                6
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................             2                --               147               77
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................           155             5,603            13,726            8,228
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................            89             1,071             4,345            7,160
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................            78             1,559             5,707            8,655
Equitable Accumulator Elite II 1.80% ..................             1                20                --               33
Equitable Accumulator Select II 1.90% .................             2                 9                 1                6

UNIT VALUE:
Equitable Accumulator 0.00% ...........................   $        --     $          --     $          --    $          --
Equitable Accumulator Advisor .50% ....................   $     11.37     $          --     $       14.96    $        8.94
Equitable Accumulator Express .95% ....................   $     11.36     $       17.53     $       14.64    $        8.82
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................   $     11.35     $          --     $       14.47    $        8.75
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................   $     11.34     $       17.20     $       14.37    $        8.71
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................   $     11.33     $       17.04     $       14.23    $        8.66
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................   $     11.33     $       17.00     $       14.20    $        8.64
Equitable Accumulator Elite II 1.80% ..................   $     11.32     $       16.84     $       14.07    $        8.59
Equitable Accumulator Select II 1.90% .................   $     11.32     $       16.76     $       14.00    $        8.56

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                              EQ/PUTNAM             EQ/PUTNAM
                                                                               GROWTH &           International
                                                         EQ/MFS Research     Income Value             Equity
                                                         ---------------    -------------         -------------
Assets:
Investments in shares of The Trust, at fair value .....   $ 366,147,815     $ 436,835,206         $ 292,845,548
Receivable for Trust shares sold ......................          59,592                --            20,450,062
Receivable for policy-related transactions ............              --            77,603                    --
                                                          -------------     -------------         -------------
  Total assets ........................................     366,207,407       436,912,809           313,295,610
                                                          -------------     -------------         -------------
LIABILITIES:
Payable for Trust shares purchased ....................              --            76,423                    --
Payable for policy-related transactions ...............          75,836                --            20,447,348
                                                          -------------     -------------         -------------
  Total liabilities ...................................          75,836            76,423            20,447,348
                                                          -------------     -------------         -------------
NET ASSETS ............................................   $ 366,131,571     $ 436,836,386         $ 292,848,262
                                                          =============     =============         =============
NET ASSETS:
Accumulation Units ....................................   $ 365,854,464     $ 436,537,243         $ 292,639,311
Retained by Equitable Life in Separate Account
 No. 49 ...............................................         277,107           299,143               208,951
                                                          -------------     -------------         -------------
TOTAL NET ASSETS ......................................   $ 366,131,571     $ 436,836,386         $ 292,848,262
                                                          =============     =============         =============
Investments in shares of The Trust, at cost ...........   $ 462,910,177     $ 463,722,010         $ 376,186,864
Trust shares held, Class B ............................      32,594,725        38,743,420            27,986,805
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................              --                --                    --
Equitable Accumulator Advisor .50% ....................              --                --                    --
Equitable Accumulator Express .95% ....................              41                18                    65
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................             256               324                   154
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................          18,176            25,574                14,032
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................           5,117             6,123                 4,268
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................           6,188             4,156                 3,126
Equitable Accumulator Elite II 1.80% ..................              13                32                     9
Equitable Accumulator Select II 1.90% .................               7                19                    18

UNIT VALUE:
Equitable Accumulator 0.00% ...........................   $          --     $          --         $          --
Equitable Accumulator Advisor .50% ....................   $       12.83     $       12.57         $       14.10
Equitable Accumulator Express .95% ....................   $       12.56     $       12.31         $       13.81
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................   $       12.41     $       12.16         $       13.65
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................   $       12.33     $       12.08         $       13.55
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................   $       12.21     $       11.97         $       13.42
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................   $       12.18     $       11.94         $       13.39
Equitable Accumulator Elite II 1.80% ..................   $       12.07     $       11.82         $       13.26
Equitable Accumulator Select II 1.90% .................   $       12.01     $       11.77         $       13.20



                                                             EQ/PUTNAM         EQ/SMALL
                                                             INVESTORS          COMPANY
                                                               GROWTH            INDEX
                                                           -------------     ------------
ASSETS:
Investments in shares of The Trust, at fair value .....    $ 296,691,835     $ 61,184,132
Receivable for Trust shares sold ......................           93,440            7,848
Receivable for policy-related transactions ............               --               --
                                                           -------------     ------------
  Total assets ........................................      296,785,275       61,191,980
                                                           -------------     ------------
LIABILITIES:
Payable for Trust shares purchased ....................               --               --
Payable for policy-related transactions ...............           92,404            7,773
                                                           -------------     ------------
  Total liabilities ...................................           92,404            7,773
                                                           -------------     ------------
NET ASSETS ............................................    $ 296,692,871     $ 61,184,207
                                                           =============     ============
NET ASSETS:
Accumulation Units ....................................    $ 296,054,395     $ 60,777,853
Retained by Equitable Life in Separate Account
 No. 49 ...............................................          638,476          406,354
                                                           -------------     ------------
TOTAL NET ASSETS ......................................    $ 296,692,871     $ 61,184,207
                                                           =============     ============
Investments in shares of The Trust, at cost ...........    $ 366,926,382     $ 62,386,508
Trust shares held, Class B ............................       22,774,541        6,689,221
UNITS OUTSTANDING (000'S):
Equitable Accumulator 0.00% ...........................               --               --
Equitable Accumulator Advisor .50% ....................               --               --
Equitable Accumulator Express .95% ....................               15               17
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................              193               23
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................           16,512            3,131
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................            4,051              825
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................            2,221            1,535
Equitable Accumulator Elite II 1.80% ..................               11               10
Equitable Accumulator Select II 1.90% .................                4                1

UNIT VALUE:
Equitable Accumulator 0.00% ...........................    $          --     $         --
Equitable Accumulator Advisor .50% ....................    $       13.43     $      11.40
Equitable Accumulator Express .95% ....................    $       13.15     $      11.19
Accumulator and Rollover IRA issued before
 May 1, 1997 1.20% ....................................    $       13.00     $      11.07
Equitable Accumulator issued after
 May 1, 1997 1.35% ....................................    $       12.90     $      11.01
Equitable Accumulator issued after
 March 1, 2000 1.55% ..................................    $       12.78     $      10.92
Equitable Accumulators Select, Plus and
 Elite 1.60% ..........................................    $       12.75     $      10.90
Equitable Accumulator Elite II 1.80% ..................    $       12.63     $      10.81
Equitable Accumulator Select II 1.90% .................    $       12.57     $      10.77

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                              EQ/AGGRESSIVE       EQ/ALLIANCE      EQ/ALLIANCE       EQ/ALLIANCE
                                                  STOCK          COMMON STOCK         GLOBAL      GROWTH INVESTORS
                                              -------------     --------------    ------------    ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ................   $     320,549     $   17,305,842    $         --      $    259,635
 Expenses:
  Asset-based charges .....................       1,534,281         11,209,458         110,225           182,733
                                              -------------     --------------    ------------      ------------
NET INVESTMENT INCOME (LOSS) ..............      (1,213,732)         6,096,384        (110,225)           76,902
                                              -------------     --------------    ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments .....     (13,901,562)       (49,297,785)       (251,506)         (241,484)
  Realized gain distribution from The
   Trust ..................................              --            987,469           3,934                --
                                              -------------     --------------    ------------      ------------
 Net realized gain (loss) .................     (13,901,562)       (48,310,316)       (247,572)         (241,484)
                                              -------------     --------------    ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (20,831,170)       (62,294,192)     (1,994,319)       (2,225,110)
                                              -------------     --------------    ------------      ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ....................     (34,732,732)      (110,604,508)     (2,241,891)       (2,466,594)
                                              -------------     --------------    ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................   $ (35,945,464)    $ (104,508,124)   $ (2,352,116)     $ (2,389,692)
                                              =============     ==============    ============      ============


                                                EQ/ALLIANCE     EQ/ALLIANCE    EQ/ALLIANCE
                                                HIGH YIELD     MONEY MARKET   PREMIER GROWTH
                                              -------------    ------------   ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ................   $  17,962,216    $ 20,868,562   $       30,997
 Expenses:
  Asset-based charges .....................       2,555,306       8,538,832        5,408,873
                                              -------------    ------------   --------------
NET INVESTMENT INCOME (LOSS) ..............      15,406,910      12,329,730       (5,377,876)
                                              -------------    ------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments .....     (12,658,636)     (2,618,629)     (40,713,722)
  Realized gain distribution from The
   Trust ..................................              --              --               --
                                              -------------    ------------   --------------
 Net realized gain (loss) .................     (12,658,636)     (2,618,629)     (40,713,722)
                                              -------------    ------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ...........      (5,082,306)        478,351      (63,264,287)
                                              -------------    ------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ....................     (17,740,942)     (2,140,278)    (103,978,009)
                                              -------------    ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................   $  (2,334,032)   $ 10,189,452   $ (109,355,885)
                                              =============    ============   ==============

-------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                             EQ/ALLIANCE SMALL     EQ/ALLIANCE                              EQ/BERNSTEIN
                                                 CAP GROWTH        TECHNOLOGY      EQ/BALANCED (a)       DIVERSIFIED VALUE
                                             -----------------    ------------     ---------------      -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ................    $   2,356,282      $      14,355     $    502,941            $2,263,237
 Expenses:
  Asset-based charges .....................        3,056,230          1,505,027          166,451             3,063,488
                                               -------------      -------------     ------------            ----------
NET INVESTMENT INCOME (LOSS) ..............         (699,948)        (1,490,672)         336,490              (800,251)
                                               -------------      -------------     ------------            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments .....      (27,064,991)       (27,622,637)        (240,228)              160,615
  Realized gain distribution from The
   Trust ..................................          964,513                 --               --             4,443,608
                                               -------------      -------------     ------------            ----------
 Net realized gain (loss) .................      (26,100,478)       (27,622,637)        (240,228)            4,604,223
                                               -------------      -------------     ------------            ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........       (5,067,974)        (1,410,072)      (1,255,033)               77,064
                                               -------------      -------------     ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ....................      (31,168,452)       (29,032,709)      (1,495,261)            4,681,287
                                               -------------      -------------     ------------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................    $ (31,868,400)     $ (30,523,381)    $ (1,158,771)           $3,881,036
                                               =============      =============     ============            ==========

                                                                       EQ/CAPITAL       EQ/CAPITAL
                                              EQ/CALVERT SOCIALLY       GUARDIAN         GUARDIAN
                                                RESPONSIBLE (b)      INTERNATIONAL       RESEARCH
                                              -------------------    -------------    ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ................         $   --           $   1,906,789    $    157,704
 Expenses:
  Asset-based charges .....................            636               1,638,798       1,058,167
                                                    ------           -------------    ------------
NET INVESTMENT INCOME (LOSS) ..............           (636)                267,991        (900,463)
                                                    ------           -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments .....             47             (14,866,697)        610,470
  Realized gain distribution from The
   Trust ..................................             --                      --              --
                                                    ------           -------------    ------------
 Net realized gain (loss) .................             47             (14,866,697)        610,470
                                                    ------           -------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........          5,451              (9,337,899)     (1,977,401)
                                                    ------           -------------    ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ....................          5,498             (24,204,596)     (1,366,931)
                                                    ------           -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................         $4,862           $ (23,936,605)   $ (2,267,394)
                                                    ======           =============    ============

-------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                               EQ/CAPITAL
                                             GUARDIAN U.S.     EQ/EMERGING     EQ/EQUITY 500       EQ/EVERGREEN
                                                 EQUITY      MARKETS EQUITY        INDEX               OMEGA
                                             -------------   --------------    -------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ................  $    461,865    $          --     $   5,104,157        $      542
 Expenses:
  Asset-based charges .....................     2,128,996          868,453         8,509,762            42,274
                                             ------------    -------------     -------------        ----------
NET INVESTMENT INCOME (LOSS) ..............    (1,667,131)        (868,453)       (3,405,605)          (41,732)
                                             ------------    -------------     -------------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments .....      (228,410)     (14,470,120)      (15,883,132)         (129,112)
  Realized gain distribution from The
   Trust ..................................            --           83,777           309,604                --
                                             ------------    -------------     -------------        ----------
 Net realized gain (loss) .................      (228,410)     (14,386,343)      (15,573,528)         (129,112)
                                             ------------    -------------     -------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (2,862,377)      12,069,306       (69,530,444)         (491,855)
                                             ------------    -------------     -------------        ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ....................    (3,090,787)      (2,317,037)      (85,103,972)         (620,967)
                                             ------------    -------------     -------------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................  $ (4,757,918)   $  (3,185,490)    $ (88,509,577)       $ (662,699)
                                             ============    =============     =============        ==========





                                                              EQ/FI SMALL/MID   EQ/INTERNATIONAL
                                              EQ/FI MID CAP      CAP VALUE        EQUITY INDEX
                                              -------------   ---------------   ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ................   $    113,606      $  416,013       $     244,930
 Expenses:
  Asset-based charges .....................        690,302         587,645           1,137,251
                                              ------------      ----------       -------------
NET INVESTMENT INCOME (LOSS) ..............       (576,696)       (171,632)           (892,321)
                                              ------------      ----------       -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments .....     (1,101,571)       (115,800)         (6,658,605)
  Realized gain distribution from The
   Trust ..................................             --              --             225,784
                                              ------------      ----------       -------------
 Net realized gain (loss) .................     (1,101,571)       (115,800)         (6,432,821)
                                              ------------      ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (2,116,069)      2,117,299         (12,951,181)
                                              ------------      ----------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ....................     (3,217,640)      2,001,499         (19,384,002)
                                              ------------      ----------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................   $ (3,794,336)     $1,829,867       $ (20,276,323)
                                              ============      ==========       =============

-------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                        EQ/J.P. MORGAN   EQ/JANUS LARGE   EQ/LAZARD SMALL     EQ/MARSICO
                                           CORE BOND       CAP GROWTH        CAP VALUE         FOCUS (b)
                                        --------------   --------------   ---------------     ----------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ...........   $ 17,661,825    $       7,897      $ 6,082,078        $     --
 Expenses:
  Asset-based charges ................      4,845,267          875,830        1,880,256           6,502
                                         ------------    -------------      -----------        --------
NET INVESTMENT INCOME (LOSS) .........     12,816,558         (867,933)       4,201,822          (6,502)
                                         ------------    -------------      -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments       5,329,967       (2,565,008)       2,961,403          31,959
  Realized gain distribution from The
   Trust .............................      4,421,976               --        8,515,528              --
                                         ------------    -------------      -----------        --------
 Net realized gain (loss) ............      9,751,943       (2,565,008)      11,476,931          31,959
                                         ------------    -------------      -----------        --------
 Change in unrealized appreciation
  (depreciation) of investments ......     (3,825,080)     (11,091,745)       5,425,514          56,522
                                         ------------    -------------      -----------        --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ...............      5,926,863      (13,656,753)      16,902,445          88,481
                                         ------------    -------------      -----------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ...........   $ 18,743,421    $ (14,524,686)     $21,104,267        $ 81,979
                                         ============    =============      ===========        ========


                                                             EQ/MFS EMERGING
                                         EQ/MERCURY BASIC        GROWTH        EQ/MFS INVESTORS
                                           VALUE EQUITY         COMPANIES           TRUST
                                         ----------------    ---------------   ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ...........    $   4,573,911      $       93,309     $     880,780
 Expenses:
  Asset-based charges ................        1,838,602           5,628,058         2,956,693
                                          -------------      --------------     -------------
NET INVESTMENT INCOME (LOSS) .........        2,735,309          (5,534,749)       (2,075,913)
                                          -------------      --------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments         1,389,436         (66,397,965)       (2,628,857)
  Realized gain distribution from The
   Trust .............................        3,367,817                  --                --
                                          -------------      --------------     -------------
 Net realized gain (loss) ............        4,757,253         (66,397,965)       (2,628,857)
                                          -------------      --------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ......       (2,366,287)       (120,673,056)      (32,810,025)
                                          -------------      --------------     -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ...............        2,390,966        (187,071,021)      (35,438,882)
                                          -------------      --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ...........    $   5,126,275      $ (192,605,770)    $ (37,514,795)
                                          =============      ==============     =============

-------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                   EQ/PUTNAM            EQ/PUTNAM
                                                 EQ/MFS         GROWTH & INCOME       INTERNATIONAL
                                                RESEARCH             VALUE                EQUITY
                                             --------------     ---------------       -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $      426,380     $   4,097,506         $   2,170,937
 Expenses:
  Asset-based charges .....................       5,699,096         5,893,987             4,626,245
                                             --------------     -------------         -------------
NET INVESTMENT INCOME (LOSS) ..............      (5,272,716)       (1,796,481)           (2,455,308)
                                             --------------     -------------         -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments .....      (8,542,121)       (2,066,312)          (22,902,941)
  Realized gain distribution from The
   Trust ..................................       9,437,806                --               242,519
                                             --------------     -------------         -------------
 Net realized gain (loss) .................         895,685        (2,066,312)          (22,660,422)
                                             --------------     -------------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (105,649,792)      (32,248,776)          (53,140,728)
                                             --------------     -------------         -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ....................    (104,754,107)      (34,315,088)          (75,801,150)
                                             --------------     -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................  $ (110,026,823)    $ (36,111,569)        $ (78,256,458)
                                             ==============     =============         =============


                                                  EQ/PUTNAM        EQ/SMALL COMPANY
                                              INVESTORS GROWTH          INDEX
                                              ----------------     ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ................    $           --       $     348,793
 Expenses:
  Asset-based charges .....................         4,614,310             803,539
                                               --------------       -------------
NET INVESTMENT INCOME (LOSS) ..............        (4,614,310)           (454,746)
                                               --------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments .....       (18,145,343)         (3,405,441)
  Realized gain distribution from The
   Trust ..................................                --             106,804
                                               --------------       -------------
 Net realized gain (loss) .................       (18,145,343)         (3,298,637)
                                               --------------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........       (81,301,297)          4,348,285
                                               --------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS ....................       (99,446,640)          1,049,684
                                               --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................    $ (104,060,950)      $     594,902
                                               ==============       =============

-------
(a) Commenced operations on May 18, 2001.
(b) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       EQ/AGGRESSIVE STOCK             EQ/ALLIANCE COMMON STOCK
                                                --------------------------------- -----------------------------------
                                                      2001             2000              2001              2000
                                                ---------------- ---------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $  (1,213,732)   $  (1,781,547)   $     6,096,384   $    (8,434,421)
 Net realized gain (loss) on investments ......    (13,901,562)       4,110,059        (48,310,316)      170,569,074
 Change in unrealized appreciation
  (depreciation) of investments ...............    (20,831,170)     (23,365,661)       (62,294,192)     (310,792,164)
                                                 -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ..................................    (35,945,464)     (21,037,149)      (104,508,124)     (148,657,511)
                                                 -------------    -------------    ---------------   ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      7,933,510       31,880,690         52,739,891       165,650,389
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................     (3,145,192)      14,161,244          6,815,611        75,090,738
  Transfers for contract benefits and
   terminations ...............................     (7,307,369)     (12,576,154)       (56,300,973)      (60,934,861)
  Contract maintenance charges ................       (235,969)        (240,913)        (1,744,964)       (1,608,022)
                                                 -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     (2,755,020)      33,224,867          1,509,565       178,198,244
                                                 -------------    -------------    ---------------   ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................         13,020           22,765            100,299            (6,993)
                                                 -------------    -------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS .............    (38,688,464)      12,210,483       (102,898,260)       29,533,740
NET ASSETS - BEGINNING OF PERIOD ..............    135,296,292      123,085,809        846,696,096       817,162,356
                                                 -------------    -------------    ---------------   ---------------
NET ASSETS - END OF PERIOD ....................  $  96,607,828    $ 135,296,292    $   743,797,836   $   846,696,096
                                                 =============    =============    ===============   ===============

                                                      EQ/ALLIANCE GLOBAL        EQ/ALLIANCE GROWTH INVESTORS
                                                ------------------------------ -------------------------------
                                                      2001           2000            2001            2000
                                                --------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $    (110,225)  $   (152,037)  $     76,902    $     62,767
 Net realized gain (loss) on investments ......       (247,572)     1,950,535       (241,484)      1,931,612
 Change in unrealized appreciation
  (depreciation) of investments ...............     (1,994,319)    (4,763,851)    (2,225,110)     (3,601,299)
                                                 -------------   ------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     (2,352,116)    (2,965,353)    (2,389,692)     (1,606,920)
                                                 -------------   ------------   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................         55,039        166,807         34,664         159,489
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................       (522,348)      (458,416)      (723,189)       (603,538)
  Transfers for contract benefits and
   terminations ...............................       (646,498)    (1,210,233)    (1,339,631)     (1,901,366)
  Contract maintenance charges ................        (36,506)       (43,589)       (56,635)        (55,643)
                                                 -------------   ------------   ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     (1,150,313)    (1,545,431)    (2,084,791)     (2,401,058)
                                                 -------------   ------------   ------------    ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................            940          5,274          1,537           6,952
                                                 -------------   ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............     (3,501,489)    (4,505,510)    (4,472,946)     (4,001,026)
NET ASSETS - BEGINNING OF PERIOD ..............     11,574,618     16,080,128     17,891,289      21,892,315
                                                 -------------   ------------   ------------    ------------
NET ASSETS - END OF PERIOD ....................  $   8,073,129   $ 11,574,618   $ 13,418,343    $ 17,891,289
                                                 =============   ============   ============    ============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                      EQ/ALLIANCE HIGH YIELD            EQ/ALLIANCE MONEY MARKET
                                                ---------------------------------- -----------------------------------
                                                      2001              2000              2001              2000
                                                ---------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $  15,406,910     $ (15,573,233)   $    12,329,730   $    17,432,006
 Net realized gain (loss) on investments ......    (12,658,636)       (6,012,781)        (2,618,629)        3,617,359
 Change in unrealized appreciation
  (depreciation) of investments ...............     (5,082,306)      (26,786,340)           478,351        (5,516,301)
                                                 -------------     -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ..................................     (2,334,032)      (17,225,888)        10,189,452        15,533,064
                                                 -------------     -------------    ---------------   ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     21,803,378        26,442,097        306,174,021       363,273,637
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................     26,118,328         2,502,160        102,013,538      (221,705,615)
  Transfers for contract benefits and
   terminations ...............................    (14,369,421)      (12,423,822)      (166,978,112)      (87,486,396)
  Contract maintenance charges ................       (347,233)         (300,419)          (542,699)         (359,965)
                                                 -------------     -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     33,205,052        16,220,016        240,666,748        53,721,661
                                                 -------------     -------------    ---------------   ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................         (4,026)           26,909             85,868             1,110
                                                 -------------     -------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS .............     30,866,994          (978,963)       250,942,068        69,255,835
NET ASSETS - BEGINNING OF PERIOD ..............    156,991,519       157,970,482        439,151,557       369,895,722
                                                 -------------     -------------    ---------------   ---------------
NET ASSETS - END OF PERIOD ....................  $ 187,858,513     $ 156,991,519    $   690,093,625   $   439,151,557
                                                 =============     =============    ===============   ===============

                                                    EQ/ALLIANCE PREMIER GROWTH       EQ/ALLIANCE SMALL CAP GROWTH
                                                ---------------------------------- ---------------------------------
                                                       2001             2000             2001             2000
                                                ----------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $    (5,377,876)  $  (2,429,724)   $    (699,948)   $  (2,811,779)
 Net realized gain (loss) on investments ......      (40,713,722)      4,949,263      (26,100,478)      80,301,480
 Change in unrealized appreciation
  (depreciation) of investments ...............      (63,264,287)    (90,137,364)      (5,067,974)     (66,232,227)
                                                 ---------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     (109,355,885)    (87,617,825)     (31,868,400)      11,257,474
                                                 ---------------   -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       54,439,004     197,344,156       18,962,628       58,746,587
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................       34,686,129     129,757,139        5,079,757       57,940,052
  Transfers for contract benefits and
   terminations ...............................      (22,354,620)    (19,012,049)     (12,926,820)     (13,035,938)
  Contract maintenance charges ................         (467,601)       (309,982)        (402,610)        (309,725)
                                                 ---------------   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................       66,302,912     307,779,264       10,712,955      103,340,976
                                                 ---------------   -------------    -------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................        1,145,211      (1,717,929)          42,657           18,793
                                                 ---------------   -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............      (41,907,762)    218,443,510      (21,112,788)     114,617,243
NET ASSETS - BEGINNING OF PERIOD ..............      389,644,504     171,200,994      230,306,176      115,688,933
                                                 ---------------   -------------    -------------    -------------
NET ASSETS - END OF PERIOD ....................  $   347,736,742   $ 389,644,504    $ 209,193,388    $ 230,306,176
                                                 ===============   =============    =============    =============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                   EQ/ALLIANCE TECHNOLOGY (a)       EQ/BALANCED (c)
                                                ---------------------------------  -----------------
                                                      2001             2000               2001
                                                ---------------- ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $  (1,490,672)   $     (531,692)    $    336,490
 Net realized gain (loss) on investments ......    (27,622,637)         (450,485)        (240,228)
 Change in unrealized appreciation
  (depreciation) of investments ...............     (1,410,072)      (27,591,315)      (1,255,033)
                                                 -------------    --------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................    (30,523,381)      (28,573,492)      (1,158,771)
                                                 -------------    --------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     24,260,367        59,152,687        1,910,305
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................     24,440,768        61,706,912       20,101,031
  Transfers for contract benefits and
   terminations ...............................     (5,330,202)       (2,511,443)        (544,430)
  Contract maintenance charges ................       (120,409)          (27,345)         (22,281)
                                                 -------------    --------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     43,250,524       118,320,811       21,444,625
                                                 -------------    --------------     ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................        (55,642)          396,009            3,597
                                                 -------------    --------------     ------------
INCREASE (DECREASE) IN NET ASSETS .............     12,671,501        90,143,328       20,289,451
NET ASSETS - BEGINNING OF PERIOD ..............     90,143,328                --               --
                                                 -------------    --------------     ------------
NET ASSETS - END OF PERIOD ....................  $ 102,814,829    $   90,143,328     $ 20,289,451
                                                 =============    ==============     ============

                                                 EQ/BERNSTEIN DIVERSIFIED VALUE    EQ/CALVERT SOCIALLY RESPONSIBLE (d)
                                                --------------------------------- -------------------------------------
                                                      2001             2000                        2001
                                                ---------------- ---------------- -------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $    (800,251)    $   (781,121)                $   (636)
 Net realized gain (loss) on investments ......      4,604,223         (463,900)                      47
 Change in unrealized appreciation
  (depreciation) of investments ...............         77,064       (4,235,945)                   5,451
                                                 -------------     ------------                 --------
 Net increase (decrease) in net assets from
  operations ..................................      3,881,036       (4,553,166)                   4,862
                                                 -------------     ------------                 --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     36,187,090       38,177,912                  167,981
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................     54,125,826       17,850,175                  163,673
  Transfers for contract benefits and
   terminations ...............................    (12,571,273)      (9,299,199)                    (892)
  Contract maintenance charges ................       (392,251)        (265,903)                     (88)
                                                 -------------     ------------                 --------
 Net increase (decrease) in net assets from
  contractowners transactions .................     77,349,392       46,462,985                  330,674
                                                 -------------     ------------                 --------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................       (302,225)         (22,661)                     606
                                                 -------------     ------------                 --------
INCREASE (DECREASE) IN NET ASSETS .............     80,928,203       41,887,158                  336,142
NET ASSETS - BEGINNING OF PERIOD ..............    175,384,335      133,497,177                       --
                                                 -------------     ------------                 --------
NET ASSETS - END OF PERIOD ....................  $ 256,312,538     $175,384,335                 $336,142
                                                 =============     ============                 ========

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                EQ/CAPITAL GUARDIAN INTERNATIONAL   EQ/CAPITAL GUARDIAN RESEARCH
                                                ---------------------------------  ------------------------------
                                                      2001             2000             2001            2000
                                                ---------------- ----------------  -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $     267,991    $  (1,005,177)    $   (900,463)  $    106,043
 Net realized gain (loss) on investments ......    (14,866,697)      (6,000,075)         610,470        666,643
 Change in unrealized appreciation
  (depreciation) of investments ...............     (9,337,899)     (15,171,731)      (1,977,401)       973,038
                                                 -------------    -------------     ------------   ------------
 Net increase (decrease) in net assets from
  operations ..................................    (23,936,605)     (22,176,983)      (2,267,394)     1,745,724
                                                 -------------    -------------     ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     13,178,953       65,323,472       12,182,882     23,745,970
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................      7,046,199       31,783,972       10,499,526     18,230,144
  Transfers for contract benefits and
   terminations ...............................     (5,688,237)      (4,389,724)      (3,185,564)    (1,586,244)
  Contract maintenance charges ................       (118,377)         (72,500)         (79,856)       (35,363)
                                                 -------------    -------------     ------------   ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     14,418,538       92,645,220       19,416,988     40,354,507
                                                 -------------    -------------     ------------   ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................         71,455       (4,206,319)        (242,590)    (3,555,568)
                                                 -------------    -------------     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS .............     (9,446,612)      66,261,918       16,907,004     38,544,663
NET ASSETS - BEGINNING OF PERIOD ..............    109,716,624       43,454,706       63,079,821     24,535,158
                                                 -------------    -------------     ------------   ------------
NET ASSETS - END OF PERIOD ....................  $ 100,270,012    $ 109,716,624     $ 79,986,825   $ 63,079,821
                                                 =============    =============     ============   ============

                                                EQ/CAPITAL GUARDIAN U.S. EQUITY      EQ/EMERGING MARKETS EQUITY
                                                --------------------------------  ---------------------------------
                                                      2001             2000             2001             2000
                                                ---------------- ---------------  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................   $ (1,667,131)   $    736,910     $     (868,453)  $    4,227,906
 Net realized gain (loss) on investments ......       (228,410)        706,181        (14,386,343)      (1,107,564)
 Change in unrealized appreciation
  (depreciation) of investments ...............     (2,862,377)        440,279         12,069,306      (40,045,279)
                                                  ------------    ------------     --------------   --------------
 Net increase (decrease) in net assets from
  operations ..................................     (4,757,918)      1,883,370         (3,185,490)     (36,924,937)
                                                  ------------    ------------     --------------   --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     25,290,701      43,655,654          3,840,082       30,726,597
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................     28,612,836      26,524,187           (306,134)      13,742,555
  Transfers for contract benefits and
   terminations ...............................     (7,197,442)     (5,021,915)        (2,928,532)      (3,322,721)
  Contract maintenance charges ................       (175,605)        (96,976)          (105,692)        (103,490)
                                                  ------------    ------------     --------------   --------------
 Net increase (decrease) in net assets from
  contractowners transactions .................     46,530,490      65,060,950            499,724       41,042,941
                                                  ------------    ------------     --------------   --------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................       (504,106)     (3,005,405)            37,885          (35,968)
                                                  ------------    ------------     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS .............     41,268,466      63,938,915         (2,647,881)       4,082,036
NET ASSETS - BEGINNING OF PERIOD ..............    122,480,449      58,541,534         57,874,000       53,791,964
                                                  ------------    ------------     --------------   --------------
NET ASSETS - END OF PERIOD ....................   $163,748,915    $122,480,449     $   55,226,119   $   57,874,000
                                                  ============    ============     ==============   ==============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       EQ/EQUITY 500 INDEX             EQ/EVERGREEN OMEGA
                                                ---------------------------------  ---------------------------
                                                      2001             2000             2001          2000
                                                ---------------- ----------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $  (3,405,605)   $   1,962,836     $  (41,732)   $  (18,205)
 Net realized gain (loss) on investments ......    (15,573,528)      26,893,379       (129,112)        4,303
 Change in unrealized appreciation
  (depreciation) of investments ...............    (69,530,444)     (29,069,152)      (491,855)     (404,691)
                                                 -------------    -------------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ..................................    (88,509,577)        (212,937)      (662,699)     (418,593)
                                                 -------------    -------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     67,351,957       22,400,123        895,529     1,146,248
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................     23,697,147      608,891,762        798,661       602,488
  Transfers for contract benefits and
   terminations ...............................    (36,993,228)      (8,494,109)       (81,376)      (50,246)
  Contract maintenance charges ................     (1,111,561)        (245,842)        (4,067)       (2,380)
                                                 -------------    -------------     ----------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................     52,944,315      622,551,934      1,608,747     1,696,110
                                                 -------------    -------------     ----------    ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................       (316,941)         559,473          5,793          (157)
                                                 -------------    -------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS .............    (35,882,203)     622,898,470        951,841     1,277,360
NET ASSETS - BEGINNING OF PERIOD ..............    622,904,902            6,432      3,401,154     2,123,794
                                                 -------------    -------------     ----------    ----------
NET ASSETS - END OF PERIOD ....................  $ 587,022,699    $ 622,904,902     $4,352,995    $3,401,154
                                                 =============    =============     ==========    ==========

                                                      EQ/FI MID CAP (b)         EQ/FI SMALL/MID CAP VALUE (b)
                                                ------------------------------  -----------------------------
                                                     2001            2000            2001           2000
                                                -------------- ---------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $   (576,696)   $    (9,206)    $   (171,632)   $   44,222
 Net realized gain (loss) on investments ......    (1,101,571)         4,689         (115,800)      102,798
 Change in unrealized appreciation
  (depreciation) of investments ...............    (2,116,069)       571,305        2,117,299       365,272
                                                 ------------    -----------     ------------    ----------
 Net increase (decrease) in net assets from
  operations ..................................    (3,794,336)       566,788        1,829,867       512,292
                                                 ------------    -----------     ------------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    25,388,152      9,232,677       22,747,265     3,379,273
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................    42,647,735      9,117,355       53,276,172     3,552,868
  Transfers for contract benefits and
   terminations ...............................    (2,587,977)      (169,966)      (2,307,377)      (48,544)
  Contract maintenance charges ................       (50,941)        (1,997)         (48,653)       (1,141)
                                                 ------------    -----------     ------------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................    65,396,969     18,178,069       73,667,407     6,882,456
                                                 ------------    -----------     ------------    ----------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................       (65,311)       535,308          154,282        12,321
                                                 ------------    -----------     ------------    ----------
INCREASE (DECREASE) IN NET ASSETS .............    61,537,322     19,280,165       75,651,556     7,407,069
NET ASSETS - BEGINNING OF PERIOD ..............    19,280,165             --        7,407,069            --
                                                 ------------    -----------     ------------    ----------
NET ASSETS - END OF PERIOD ....................  $ 80,817,487    $19,280,165     $ 83,058,625    $7,407,069
                                                 ============    ===========     ============    ==========

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                  EQ/INTERNATIONAL EQUITY INDEX        EQ/J.P. MORGAN CORE BOND
                                                ---------------------------------  ---------------------------------
                                                      2001             2000              2001             2000
                                                ---------------- ----------------  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $     (892,321)  $     (295,113)   $  12,816,558    $   8,957,805
 Net realized gain (loss) on investments ......      (6,432,821)       3,539,357        9,751,943         (125,689)
 Change in unrealized appreciation
  (depreciation) of investments ...............     (12,951,181)     (18,540,042)      (3,825,080)      10,257,297
                                                 --------------   --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     (20,276,323)     (15,295,798)      18,743,421       19,089,413
                                                 --------------   --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       6,744,895       26,013,035       72,937,190       43,224,931
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................         367,469       10,067,709      123,801,934       28,138,741
  Transfers for contract benefits and
   terminations ...............................      (3,794,981)      (4,312,677)     (24,051,160)     (13,840,731)
  Contract maintenance charges ................        (122,869)        (115,404)        (525,243)        (327,176)
                                                 --------------   --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................       3,194,514       31,652,663      172,162,721       57,195,765
                                                 --------------   --------------    -------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................          49,045      (14,009,312)         229,419          (21,920)
                                                 --------------   --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............     (17,032,764)       2,347,553      191,135,561       76,263,258
NET ASSETS - BEGINNING OF PERIOD ..............      81,106,079       78,758,526      232,837,294      156,574,036
                                                 --------------   --------------    -------------    -------------
NET ASSETS - END OF PERIOD ....................  $   64,073,315   $   81,106,079    $ 423,972,855    $ 232,837,294
                                                 ==============   ==============    =============    =============

                                                 EQ/JANUS LARGE CAP GROWTH (b)       EQ/LAZARD SMALL CAP VALUE
                                                --------------------------------  -------------------------------
                                                      2001             2000             2001            2000
                                                ---------------- ---------------  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $     (867,933)  $    (28,107)    $  4,201,822    $  1,347,146
 Net realized gain (loss) on investments ......      (2,565,008)       (29,708)      11,476,931       1,615,042
 Change in unrealized appreciation
  (depreciation) of investments ...............     (11,091,745)    (1,770,571)       5,425,514      11,564,353
                                                 --------------   ------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     (14,524,686)    (1,828,386)      21,104,267      14,526,541
                                                 --------------   ------------     ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      30,151,640     17,902,033       15,817,191      17,617,074
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................      40,999,823     11,260,621       33,804,075       8,604,569
  Transfers for contract benefits and
   terminations ...............................      (3,456,492)      (278,386)      (7,551,653)     (5,029,851)
  Contract maintenance charges ................         (46,585)        (3,569)        (271,417)       (165,082)
                                                 --------------   ------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      67,648,386     28,880,699       41,798,196      21,026,710
                                                 --------------   ------------     ------------    ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................          23,896        556,408           92,992      (1,008,449)
                                                 --------------   ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............      53,147,596     27,608,721       62,995,455      34,544,802
NET ASSETS - BEGINNING OF PERIOD ..............      27,608,721             --      107,043,388      72,498,586
                                                 --------------   ------------     ------------    ------------
NET ASSETS - END OF PERIOD ....................  $   80,756,317   $ 27,608,721     $170,038,843    $107,043,388
                                                 ==============   ============     ============    ============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                 EQ/MARSICO FOCUS (d)    EQ/MERCURY BASIC VALUE EQUITY
                                                ----------------------  -------------------------------
                                                         2001                 2001            2000
                                                ----------------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................       $   (6,502)        $  2,735,309    $  4,296,501
 Net realized gain (loss) on investments ......           31,959            4,757,253       6,667,135
 Change in unrealized appreciation
  (depreciation) of investments ...............           56,522           (2,366,287)       (291,865)
                                                      ----------         ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................           81,979            5,126,275      10,671,771
                                                      ----------         ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................          665,417            9,854,864      17,675,885
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................        2,988,108           12,740,033       7,783,017
  Transfers for contract benefits and
   terminations ...............................           (6,464)          (5,666,808)     (5,002,096)
  Contract maintenance charges ................           (1,529)            (289,133)       (201,649)
                                                      ----------         ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................        3,645,532           16,638,956      20,255,157
                                                      ----------         ------------    ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................            3,708               84,785          (8,104)
                                                      ----------         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS .............        3,731,219           21,850,016      30,918,824
NET ASSETS - BEGINNING OF PERIOD ..............               --          119,859,926      88,941,102
                                                      ----------         ------------    ------------
NET ASSETS - END OF PERIOD ....................       $3,731,219         $141,709,942    $119,859,926
                                                      ==========         ============    ============


                                                 EQ/MFS EMERGING GROWTH COMPANIES         EQ/MFS INVESTORS TRUST
                                                -----------------------------------  ---------------------------------
                                                       2001              2000              2001             2000
                                                -----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $    (5,534,749)  $     2,494,828    $  (2,075,913)    $ (1,653,398)
 Net realized gain (loss) on investments ......      (66,397,965)       24,123,080       (2,628,857)         787,228
 Change in unrealized appreciation
  (depreciation) of investments ...............     (120,673,056)     (159,435,421)     (32,810,025)      (2,033,415)
                                                 ---------------   ---------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     (192,605,770)     (132,817,513)     (37,514,795)      (2,899,585)
                                                 ---------------   ---------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       28,126,647       167,682,108       35,442,683       64,323,698
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................        2,544,644       101,200,754       34,320,600       42,332,835
  Transfers for contract benefits and
   terminations ...............................      (27,107,441)      (31,826,190)     (14,288,114)      (7,974,245)
  Contract maintenance charges ................         (745,006)         (798,489)        (255,191)        (178,815)
                                                 ---------------   ---------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................        2,818,844       236,258,183       55,219,978       98,503,473
                                                 ---------------   ---------------    -------------     ------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................          142,191           (57,972)         (63,876)      (3,289,306)
                                                 ---------------   ---------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS .............     (189,644,735)      103,382,698       17,641,307       92,314,582
NET ASSETS - BEGINNING OF PERIOD ..............      532,896,648       429,513,950      191,871,175       99,556,593
                                                 ---------------   ---------------    -------------     ------------
NET ASSETS - END OF PERIOD ....................  $   343,251,913   $   532,896,648    $ 209,512,482     $191,871,175
                                                 ===============   ===============    =============     ============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                         EQ/MFS RESEARCH             EQ/PUTNAM GROWTH & INCOME VALUE
                                                ---------------------------------   --------------------------------
                                                       2001             2000              2001             2000
                                                ----------------- ---------------   ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................  $    (5,272,716)  $  (2,239,898)    $  (1,796,481)   $  (1,212,150)
 Net realized gain (loss) on investments ......          895,685      40,305,500        (2,066,312)      (4,090,538)
 Change in unrealized appreciation
  (depreciation) of investments ...............     (105,649,792)    (73,641,877)      (32,248,776)      25,831,578
                                                 ---------------   -------------     -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     (110,026,823)    (35,576,275)      (36,111,569)      20,528,890
                                                 ---------------   -------------     -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       28,611,445     102,011,474        45,042,742       32,879,768
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................       15,275,973      57,863,447        47,569,935        3,771,274
  Transfers for contract benefits and
   terminations ...............................      (25,518,807)    (29,471,444)      (32,946,187)     (28,132,951)
  Contract maintenance charges ................         (777,989)       (733,012)         (922,657)        (759,846)
                                                 ---------------   -------------     -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................       17,590,622     129,670,465        58,743,833        7,758,245
                                                 ---------------   -------------     -------------    -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................          244,586         (40,277)          269,805          (46,606)
                                                 ---------------   -------------     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS .............      (92,191,615)     94,053,913        22,902,069       28,240,529
NET ASSETS - BEGINNING OF PERIOD ..............      458,323,186     364,269,273       413,934,317      385,693,788
                                                 ---------------   -------------     -------------    -------------
NET ASSETS - END OF PERIOD ....................  $   366,131,571   $ 458,323,186     $ 436,836,386    $ 413,934,317
                                                 ===============   =============     =============    =============

                                                    EQ/PUTNAM INTERNATIONAL EQUITY
                                                  ----------------------------------
                                                        2001              2000
                                                  ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................    $  (2,455,308)   $    27,053,142
 Net realized gain (loss) on investments ......      (22,660,422)        51,610,918
 Change in unrealized appreciation
  (depreciation) of investments ...............      (53,140,728)      (116,717,888)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  operations ..................................      (78,256,458)       (38,053,828)
                                                   -------------    ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       30,109,101         74,106,865
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................        5,965,686         40,237,933
  Transfers for contract benefits and
   terminations ...............................      (17,567,664)       (21,052,374)
  Contract maintenance charges ................         (696,770)          (609,279)
                                                   -------------    ---------------
 Net increase (decrease) in net assets from
  contractowners transactions .................       17,810,353         92,683,145
                                                   -------------    ---------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................          200,543              3,331
                                                   -------------    ---------------
INCREASE (DECREASE) IN NET ASSETS .............      (60,245,562)        54,632,648
NET ASSETS - BEGINNING OF PERIOD ..............      353,093,824        298,461,176
                                                   -------------    ---------------
NET ASSETS - END OF PERIOD ....................    $ 292,848,262    $   353,093,824
                                                   =============    ===============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                      EQ/PUTNAM INVESTORS GROWTH             EQ/SMALL COMPANY INDEX
                                                  -----------------------------------   ---------------------------------
                                                        2001               2000              2001              2000
                                                  ----------------   ----------------   --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) .................    $   (4,614,310)    $     614,606      $   (454,746)    $   3,147,056
 Net realized gain (loss) on investments ......       (18,145,343)        3,851,765        (3,298,637)        3,744,027
 Change in unrealized appreciation
  (depreciation) of investments ...............       (81,301,297)      (91,628,032)        4,348,285       (10,281,962)
                                                   --------------     -------------      ------------     -------------
 Net increase (decrease) in net assets from
  operations ..................................      (104,060,950)      (87,161,661)          594,902        (3,390,879)
                                                   --------------     -------------      ------------     -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners .............................        20,342,389        71,001,471         4,767,656        12,780,323
  Transfers between funds including
   guaranteed interest rate account,
   net ........................................         7,060,106        54,012,369         3,992,006         8,560,625
  Transfers for contract benefits and
   terminations ...............................       (22,315,008)      (25,250,442)       (3,243,488)       (2,829,157)
  Contract maintenance charges ................          (788,500)         (790,095)         (107,448)          (83,780)
                                                   --------------     -------------      ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions .................         4,298,987        98,973,303         5,408,726        18,428,011
                                                   --------------     -------------      ------------     -------------
 Net increase (decrease) in amount
  retained by Equitable Life in Separate
  Account No. 49 ..............................           201,364           539,166          (961,859)       (5,371,577)
                                                   --------------     -------------      ------------     -------------
INCREASE (DECREASE) IN NET ASSETS .............       (99,560,599)       12,350,808         5,041,769         9,665,555
NET ASSETS - BEGINNING OF PERIOD ..............       396,253,470       383,902,662        56,142,438        46,476,883
                                                   --------------     -------------      ------------     -------------
NET ASSETS - END OF PERIOD ....................    $  296,692,871     $ 396,253,470      $ 61,184,207     $  56,142,438
                                                   ==============     =============      ============     =============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on May 18, 2001.
(d) Commenced operations on September 4, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account commenced operations on October 1, 1996. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified management investment company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies.
Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 33 variable investment options(1):

o EQ/Aggressive Stock(2)
o EQ/Alliance Common Stock
o EQ/Alliance Global
o EQ/Alliance Growth Investors
o EQ/Alliance High Yield
o EQ/Alliance Money Market
o EQ/Alliance Premier Growth
o EQ/Alliance Small Cap Growth
o EQ/Alliance Technology
o EQ/Balanced
o EQ/Bernstein Diversified Value(3)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(4)
o EQ/Equity 500 Index(5)
o EQ/Evergreen Omega(6)
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value(7)
o EQ/International Equity Index(8)
o EQ/J.P. Morgan Core Bond(9)
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity(10)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust(11)
o EQ/MFS Research
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity
o EQ/Putnam Investors Growth
o EQ/Small Company Index(12)

----------

 (1) Effective May 18, 2001 the names of the investment options include EQ/.
 (2) Formerly known as Alliance Aggressive.
 (3) Formerly known as Lazard Large Cap Value.
 (4) Formerly known as Morgan Stanley Emerging Markets Equity.
 (5) Formerly known as Alliance Equity Index.
 (6) Formerly known as EQ/Evergreen.
 (7) Formerly known as Warburg Pincus Small Company Value.
 (8) Formerly known as BT International Equity Index.
 (9) Formerly known as JPM Core Bond Portfolio.
(10) Formerly known as Merrill Lynch Basic Value Equity.
(11) Formerly known as MFS Growth with Income.
(12) Formerly known as BT Small Company Index.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Equitable Accumulator Advisor, Equitable Accumulator Express, Accumulator and Rollover IRA issued before May 1, 1997, Equitable Accumulator issued after May 1, 1997, Equitable Accumulator issued after March 1, 2000, Equitable Accumulators Elite, Plus and Select, Equitable Accumulator Elite II, Equitable Accumulator Select II deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. The Equitable Accumulator Advisor, Equitable Accumulators issued after May 1, 1997 and March 1, 2000, Equitable Accumulator Select, Equitable Accumulator Select II and Equitable Accumulator Elite are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Express is offered with the same variable investment options for use as an NQ or IRA. Equitable Accumulator Plus is offered with the same variable investment options for use as an NQ, QP or IRA. The Equitable Accumulators issued after May 1, 1997 and March 1, 2000 IRA, NQ, QP and TSA, the Equitable Accumulator

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

1. Organization (Concluded)

   Select, Equitable Accumulator Elite and Elite II IRA, NQ, QP and TSA and the Equitable Accumulator Plus IRA, NQ and QP, collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account. In addition to the amounts reported in the Statements of Assets and Liabilities line item Retained by Equitable Life in Separate Account No. 49, $351,614 and $207,583 were invested in EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive, respectively, these funds were first offered to contractowners on January 14, 2002.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on the Trust investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from the Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but excludes amounts allocated to the guaranteed interest account, reflected in the General Account) are reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity option of Separate Account No. 46. Transfers between funds including guaranteed interest rate account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner's account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under Equitable Accumulator issued after March 1, 2000 and Accumulator Elite II Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under Equitable Accumulator issued after March 1, 2000 Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


2. Significant Accounting Policies (Concluded)

   the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                             PURCHASES          SALES
                                         ---------------- ----------------
   EQ/Aggressive Stock                    $   53,236,235   $   57,193,533
   EQ/Alliance Common Stock                  125,782,361      117,087,910
   EQ/Alliance Global                            104,118        1,359,569
   EQ/Alliance Growth Investors                  477,917        2,484,260
   EQ/Alliance High Yield                     79,200,116       30,592,139
   EQ/Alliance Money Market                3,883,193,193    3,630,025,723
   EQ/Alliance Premier Growth                157,367,664       95,304,897
   EQ/Alliance Small Cap Growth              561,047,948      550,052,908
   EQ/Alliance Technology                     76,476,451       34,783,198
   EQ/Balanced                                57,094,801       35,294,692
   EQ/Bernstein Diversified Value             97,870,410       17,179,916
   EQ/Calvert Socially Responsible               331,509              864
   EQ/Capital Guardian International         445,947,390      431,205,290
   EQ/Capital Guardian Research               29,568,863       11,295,305
   EQ/Capital Guardian U.S. Equity            60,202,251       15,865,425
   EQ/Emerging Markets Equity                315,799,767      316,047,409
   EQ/Equity 500 Index                       295,556,892      246,032,057
   EQ/Evergreen Omega                          1,933,149          360,338
   EQ/FI Mid Cap                              83,088,825       18,333,854
   EQ/FI Small/Mid Cap Value                  95,218,905       21,568,899
   EQ/International Equity Index             487,774,433      485,198,014
   EQ/J.P. Morgan Core Bond                  288,654,875       99,024,251
   EQ/Janus Large Cap Growth                  73,702,191        6,897,948
   EQ/Lazard Small Cap Value                  95,787,037       41,171,256
   EQ/Marsico Focus                            4,269,629          626,891
   EQ/Mercury Basic Value Equity              35,967,910       13,138,144
   EQ/MFS Emerging Growth Companies          227,555,120      230,118,263
   EQ/MFS Investors Trust                     74,757,859       21,677,429
   EQ/MFS Research                            72,639,575       50,623,046
   EQ/Putnam Growth & Income Value           104,355,535       47,139,941
   EQ/Putnam International Equity          1,535,746,347    1,519,940,947
   EQ/Putnam Investors Growth                191,829,039      191,944,033
   EQ/Small Company Index                     36,535,135       32,436,282
                                          --------------   --------------
                                          $9,649,664,837   $8,381,869,300
                                          ==============   ==============

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IB shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


4. Expenses and Related Party Transactions (Concluded)

   a low of 0.25% to high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the Alliance Portfolios (including EQ/Aggressive Stock, EQ/Balanced, EQ/Bernstein Diversified Value, EQ/Equity 500 Index). Alliance is a limited partnership which is directly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   Equitable Distributors, Inc. ("EDI"), an affiliate of Equitable Life, is a distributor and principal underwriter of the Contracts and the Account. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with EDI. EDI receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

   On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The EQ/Balanced Portfolio as well as the Alliance Conservative Investors and EQ/Putnam Balanced Portfolios were not held by the Account before the merger. The substitution was accomplished by a tax free exchange of 1,134,442 Class IB shares of EQ/Evergreen Foundation (valued at $10,743,100) and 938,656 Class IB shares of Mercury World Strategy (valued at $9,208,212) for the 1,217,578 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $19,951,312). On May 18, 2001 the assets of EQ/Evergreen Foundation and Mercury World Strategy were combined with those of EQ/Balanced. The aggregate net assets of EQ/Evergreen Foundation and Mercury World Strategy immediately before the substitution were $10,743,100, and $9,208,212 respectively, resulting in combined assets after the substitution of $19,951,312 in EQ/Balanced Portfolio.

   On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio ("Bernstein"), formerly the Lazard Large Cap Portfolio, acquired all the net assets of the
   T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with Bernstein Portfolio as the surviving Portfolio. The T. Rowe Price Equity Income Portfolio was not held by the Account before the substitution. As a result, there was no impact to the Account.

   On October 6, 2000 the EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 22,576,868 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $638,880,004) for the 44,874,712 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $638,880,004). On October 6, 2000 the assets of BT Equity 500 Index were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $9,000 and $638,880,004, respectively, resulting in combined assets after the substitution of $638,889,004 in EQ/Equity 500 Index Portfolio.


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


6. Asset Charges (Concluded)

                                                                               ASSET-BASED
                                                             MORTALITY AND   ADMINISTRATION   DISTRIBUTION       CURRENT
                                                             EXPENSE RISKS       CHARGE          CHARGE      AGGREGATE CHARGE
                                                             -------------   --------------   ------------   ----------------
   Equitable Accumulator Advisor ........................        0.50%            --               --            0.50%
   Equitable Accumulator Express ........................        0.70%           0.25%             --            0.95%
   Accumulator and Rollover IRA issued before
     May 1, 1997 ........................................        0.90%           0.30%             --            1.20%
   Equitable Accumulator issued after May 1, 1997 .......        1.10%           0.25%             --            1.35%
   Equitable Accumulator issued after March 1, 2000 .....        1.10%           0.25%            0.20%          1.55%
   Equitable Accumulator Elite, Plus, Select ............        1.10%           0.25%            0.25%          1.60%
   Equitable Accumulator Elite II .......................        1.10%           0.25%            0.45%          1.80%
   Equitable Accumulator Select II ......................        1.10%           0.35%            0.45%          1.90%

   These charges may be retained in the Account by Equitable Life and to the extent retained, participate in the net results of the Trust ratably with assets attributable to the Contracts.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                      EQ/AGGRESSIVE           EQ/ALLIANCE            EQ/ALLIANCE
                                          STOCK              COMMON STOCK              GLOBAL
                                   -------------------- -----------------------   -----------------
                                   2001     2000        2001        2000          2001     2000
                                   -------- ----------- ----------- -----------   -------- --------
0.00% UNIT VALUE .................
 Issued ..........................     --          --        --          --           --       --
 Redeemed ........................     --          --        --          --           --       --
                                     ----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........     --          --        --          --           --       --
                                     ----      ------     -----       -----        -----     ----
..50% UNIT VALUE (d) ..............
 Issued ..........................     --          --        --          --           --       --
 Redeemed ........................     --          --        --          --           --       --
                                     ----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........     --          --        --          --           --       --
                                     ----      ------     -----       -----        -----     ----
..95% UNIT VALUE ..................
 Issued ..........................      1           1         1           2           --       --
 Redeemed ........................     --          --        (1)         --           --       --
                                     ----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........      1           1        --           2           --       --
                                     ----      ------     -----       -----        -----     ----
1.20% UNIT VALUE .................
 Issued ..........................      2           9         2           9            4       11
 Redeemed ........................    (34)        (37)      (35)        (27)         (41)     (47)
                                     ----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........    (32)        (28)      (33)        (18)         (37)     (36)
                                     ----      ------     -----       -----        -----     ----
1.35% UNIT VALUE .................
 Issued ..........................    104       1,115       141         534           --       --
 Redeemed ........................   (255)     (1,025)     (433)       (425)          --       --
                                    -----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........   (151)         90      (292)        109           --       --
                                    -----      ------     -----       -----        -----     ----
1.55% UNIT VALUE (a) .............
 Issued ..........................    179         130       362         212           --       --
 Redeemed ........................    (38)        (24)      (69)         (8)          --       --
                                    -----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........    141         106       293         204           --       --
                                    -----      ------     -----       -----        -----     ----
1.60% UNIT VALUE .................
 Issued ..........................    868       5,168       272         448           --       --
 Redeemed ........................   (885)     (4,889)     (227)        (84)          --       --
                                    -----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........    (17)        279        45         364           --       --
                                    -----      ------     -----       -----        -----     ----
1.80% UNIT VALUE (g) .............
 Issued ..........................     --          --         1          --           --       --
 Redeemed ........................     --          --        --          --           --       --
                                    -----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........     --          --         1          --           --       --
                                    -----      ------     -----       -----        -----     ----
1.90% UNIT VALUE (g) .............
 Issued ..........................     --          --         1          --           --       --
 Redeemed ........................     --          --        --          --           --       --
                                    -----      ------     -----       -----        -----     ----
 Net Increase (Decrease) .........     --          --         1          --           --       --
                                    -----      ------     -----       -----        -----     ----

                                    EQ/ALLIANCE GROWTH        EQ/ALLIANCE
                                         INVESTORS             HIGH YIELD
                                    -------------------  -----------------------
                                       2001     2000         2001         2000
                                     -------- --------   -----------  ----------
0.00% UNIT VALUE .................
 Issued ..........................      --       --          --            --
 Redeemed ........................      --       --          --            --
                                      ----     ----        ----          ----
 Net Increase (Decrease) .........      --       --          --            --
                                      ----     ----        ----          ----
                                        --       --          --            --
..50% UNIT VALUE (d) ..............
 Issued ..........................      --       --          --            --
 Redeemed ........................      --       --          --            --
                                      ----     ----        ----          ----
                                        --       --          --            --
 Net Increase (Decrease) .........      --       --          --            --
                                      ----     ----        ----          ----
                                        --       --          --            --
..95% UNIT VALUE ..................
 Issued ..........................      --       --           2            13
 Redeemed ........................      --       --          (2)           --
                                      ----     ----        ----          ----
 Net Increase (Decrease) .........      --       --          --            13
                                      ----     ----        ----          ----
1.20% UNIT VALUE .................
 Issued ..........................       6       10          15             6
 Redeemed ........................     (64)     (65)        (54)          (76)
                                      ----     ----        ----          ----
 Net Increase (Decrease) .........     (58)     (55)        (39)          (70)
                                      ----     ----        ----          ----
1.35% UNIT VALUE .................
 Issued ..........................      --       --         924         1,209
 Redeemed ........................      --       --      (1,312)       (1,559)
                                      ----     ----      ------        ------
 Net Increase (Decrease) .........      --       --        (388)         (350)
                                      ----     ----        ----          ----
1.55% UNIT VALUE (a) .............
 Issued ..........................      --       --       1,544           453
 Redeemed ........................      --       --        (344)          (20)
                                      ----     ----       -----          ----
 Net Increase (Decrease) .........      --       --       1,200           433
                                      ----     ----       -----          ----
1.60% UNIT VALUE .................
 Issued ..........................      --       --       1,196           872
 Redeemed ........................      --       --        (571)         (234)
                                      ----     ----       -----          ----
  Net Increase (Decrease) .........     --       --         625           638
                                      ----     ----       -----          ----
1.80% UNIT VALUE (g) .............
 Issued ..........................      --       --          10            --
 Redeemed ........................      --       --          --            --
                                      ----     ----        ----          ----
  Net Increase (Decrease) .........     --       --          10            --
                                      ----     ----        ----          ----
1.90% UNIT VALUE (g) .............
 Issued ..........................      --       --           3            --
 Redeemed ........................      --       --          --            --
                                      ----     ----        ----          ----
 Net Increase (Decrease) .........      --       --           3            --
                                      ----     ----        ----          ----

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(f) Units were made available for sale on September 4, 2001.
(g) Units were made available for sale on October 8, 2001.
(h) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in the EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)


                                         EQ/ALLIANCE                  EQ/ALLIANCE                EQ/ALLIANCE SMALL
                                        MONEY MARKET                 PREMIER GROWTH                 CAP GROWTH
                               ------------------------------- --------------------------    -------------------------
                                       2001            2000          2001         2000            2001         2000
                               ---------------- -------------- ------------- ------------    ------------- -----------
0.00% UNIT VALUE .............
 Issued ......................         220             179            --             --             --            --
 Redeemed ....................        (216)           (547)           --             --             --            --
                                  --------        --------       -------        -------        -------       -------
 Net Increase (Decrease) .....           4            (368)           --             --             --            --
                                  --------        --------       -------        -------        -------            --
..50% UNIT VALUE (d) ..........
 Issued ......................       1,585              --            --             --             --            --
 Redeemed ....................      (1,461)             --            --             --             --            --
                                  --------        --------       -------        -------        -------            --
 Net Increase (Decrease) .....         124              --            --             --             --            --
                                  --------        --------       -------        -------        -------       -------
..95% UNIT VALUE ..............
 Issued ......................          53              45            32             55             13            24
 Redeemed ....................         (47)            (49)           (7)            --             (5)           --
                                  --------        --------       -------        -------        -------       -------
 Net Increase (Decrease) .....           6              (4)           25             55              8            24
                                  --------        --------       -------        -------        -------       -------
1.20% UNIT VALUE .............
 Issued ......................         213             228            37             70             67           157
 Redeemed ....................        (220)           (321)          (62)           (35)          (154)          (16)
                                  --------        --------       -------        -------        -------       -------
 Net Increase (Decrease) .....          (7)            (93)          (25)            35            (87)          141
                                  --------        --------       -------        -------        -------       -------
1.35% UNIT VALUE .............
 Issued ......................      10,046          13,961         2,755         11,450          1,513         4,793
 Redeemed ....................      (8,838)        (16,175)       (4,270)        (2,765)        (2,532)       (2,515)
                                  --------        --------       -------        -------        -------       -------
 Net Increase (Decrease) .....       1,208          (2,214)       (1,515)         8,685         (1,019)        2,278
                                  --------        --------       -------        -------        -------       -------
1.55% UNIT VALUE (a) .........
 Issued ......................       5,615           1,399        10,155          6,491          2,236         1,341
 Redeemed ....................      (2,331)           (573)       (2,138)          (291)          (521)          (92)
                                  --------        --------       -------        -------        -------       -------
 Net Increase (Decrease) .....       3,284             826         8,017          6,200          1,715         1,249
                                  --------        --------       -------        -------        -------       -------
1.60% UNIT VALUE .............
 Issued ......................     150,287         150,406        13,558         34,234         39,115        29,806
 Redeemed ....................    (147,127)       (146,335)      (12,253)       (22,453)       (38,881)      (27,435)
                                  --------        --------       -------        -------        -------       -------
 Net Increase (Decrease) .....       3,160           4,071         1,305         11,781            234         2,371
                                  --------      ----------       -------        -------        -------       -------
1.80% UNIT VALUE (g) .........
 Issued ......................          84              --            81             --              6            --
 Redeemed ....................          (2)             --            --             --             --            --
                                  --------      ----------       -------        -------        -------       -------
 Net Increase (Decrease) .....          82              --            81             --              6            --
                                  --------      ----------       -------        -------        -------       -------
1.90% UNIT VALUE (g) .........
 Issued ......................         507              --            27             --              7            --
 Redeemed ....................        (290)             --            --             --             --            --
                                  --------      ----------       -------        -------        -------       -------
 Net Increase (Decrease) .....         217              --            27             --              7            --
                                  --------      ----------       -------        -------        -------       -------

                                     EQ/ALLIANCE
                                    TECHNOLOGY (b)         EQ/BALANCED (h)
                               ------------------------   ----------------
                                   2001        2000           2001
                               ----------- ------------   ----------------
0.00% UNIT VALUE .............
 Issued ......................        --         --            --
 Redeemed ....................        --         --            --
                                  ------     ------          ----
 Net Increase (Decrease) .....        --         --            --
                                  ------     ------          ----
..50% UNIT VALUE (d) ..........
 Issued ......................        --         --            --
 Redeemed ....................        --         --            --
                                  ------     ------          ----
 Net Increase (Decrease) .....        --         --            --
                                  ------     ------          ----
..95% UNIT VALUE ..............
 Issued ......................        27         33            --
 Redeemed ....................       (60)        --            --
                                  ------     ------          ----
 Net Increase (Decrease) .....       (33)        33            --
                                  ------     ------          ----
1.20% UNIT VALUE .............
 Issued ......................       126         68            --
 Redeemed ....................      (141)        (2)           --
                                  ------     ------          ----
 Net Increase (Decrease) .....       (15)        66            --
                                  ------     ------          ----
1.35% UNIT VALUE .............
 Issued ......................     3,461      4,531            36
 Redeemed ....................    (3,753)      (718)          (51)
                                  ------     ------          ----
 Net Increase (Decrease) .....      (292)     3,813           (15)
                                  ------     ------          ----
1.55% UNIT VALUE (a) .........
 Issued ......................     7,266      4,383            52
 Redeemed ....................    (1,825)      (157)           (8)
                                  ------     ------          ----
 Net Increase (Decrease) .....     5,441      4,226            44
                                  ------     ------          ----
1.60% UNIT VALUE .............
 Issued ......................     7,099      6,645            37
 Redeemed ....................    (5,042)    (1,140)          (14)
                                  ------     ------          ----
 Net Increase (Decrease) .....     2,057      5,505            23
                                  ------     ------          ----
1.80% UNIT VALUE (g) .........
 Issued ......................        27         --             7
 Redeemed ....................        --         --            --
                                  ------     ------          ----
 Net Increase (Decrease) .....        27         --             7
                                  ------     ------          ----
1.90% UNIT VALUE (g) .........
 Issued ......................         5         --             3
 Redeemed ....................        --         --            --
                                  ------     ------          ----
 Net Increase (Decrease) .....         5         --             3
                                  ------     ------          ----

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(f) Units were made available for sale on September 4, 2001.
(g) Units were made available for sale on October 8, 2001.
(h) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in the EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)


                                      EQ/BERNSTEIN          EQ/CALVERT SOCIALLY      EQ/CAPITAL GUARDIAN
                                   DIVERSIFIED VALUE         RESPONSIBLE (f)           INTERNATIONAL
                               --------------------------  ---------------------  -----------------------
                                    2001          2000              2001             2001          2000
                                  --------      --------          -------          --------      --------
0.00% UNIT VALUE .............
 Issued ......................        --             --                --                 --            --
 Redeemed ....................        --             --                --                 --            --
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....        --             --                --                 --            --
                                  ------         ------            ------            -------       -------
..50% UNIT VALUE (d) ..........
 Issued ......................        --             --                --                 --            --
 Redeemed ....................        --             --                --                 --            --
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....        --             --                --                 --            --
                                  ------         ------            ------            -------       -------
..95% UNIT VALUE ..............
 Issued ......................        24             11                --                 11            28
 Redeemed ....................        (1)            --                --                 (5)           --
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....        23             11                --                  6            28
                                  ------         ------            ------            -------       -------
1.20% UNIT VALUE .............
 Issued ......................        97             31                --                  5            16
 Redeemed ....................       (36)           (24)               --                 (2)           (9)
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....        61              7                --                  3             7
                                  ------         ------            ------            -------       -------
1.35% UNIT VALUE .............
 Issued ......................     2,788          3,327                 6                917         2,292
 Redeemed ....................    (2,322)        (2,650)               --               (937)         (539)
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....       466            677                 6                (20)        1,753
                                  ------         ------            ------            -------       -------
1.55% UNIT VALUE (a) .........
 Issued ......................     4,272          1,173                19              1,797         1,096
 Redeemed ....................      (540)           (54)               --               (317)          (46)
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....     3,732          1,119                19              1,480         1,050
                                  ------         ------            ------            -------       -------
1.60% UNIT VALUE .............
 Issued ......................     3,306          2,803                14             47,249        16,315
 Redeemed ....................    (1,006)          (635)               --            (47,066)      (12,087)
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....     2,300          2,168                14                183         4,228
                                  ------         ------            ------            -------       -------
1.80% UNIT VALUE (g) .........
 Issued ......................        46             --                --                 10            --
 Redeemed ....................        --             --                --                 --            --
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....        46             --                --                 10            --
                                  ------         ------            ------            -------       -------
1.90% UNIT VALUE (g) .........
 Issued ......................        17             --                --                275            --
 Redeemed ....................        (1)            --                --               (233)           --
                                  ------         ------            ------            -------       -------
 Net Increase (Decrease) .....        16             --                --                 42            --
                                  ------         ------            ------            -------       -------

                                        EQ/CAPITAL             EQ/CAPITAL GUARDIAN
                                     GUARDIAN RESEARCH             U.S. EQUITY
                                 ------------------------   ---------------------------
                                     2001         2000          2001          2000
                                 ------------ -----------   ------------- -------------
0.00% UNIT VALUE .............
 Issued ......................         --           --             --            --
 Redeemed ....................         --           --             --            --
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....         --           --             --            --
                                   ------       ------         ------        ------
..50% UNIT VALUE (d) ..........
 Issued ......................         --           --             --            --
 Redeemed ....................         --           --             --            --
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....         --           --             --            --
                                   ------       ------         ------        ------
..95% UNIT VALUE ..............
 Issued ......................          9           18              8            15
 Redeemed ....................         --           --             (2)           --
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....          9           18              6            15
                                   ------       ------         ------        ------
1.20% UNIT VALUE .............
 Issued ......................         10            8             56             3
 Redeemed ....................         (3)          (1)            (5)           (2)
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....          7            7             51             1
                                   ------       ------         ------        ------
1.35% UNIT VALUE .............
 Issued ......................        704        1,362          2,007         3,914
 Redeemed ....................       (559)        (280)        (1,380)       (2,077)
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....        145        1,082            627         1,837
                                   ------       ------         ------        ------
1.55% UNIT VALUE (a) .........
 Issued ......................      1,667          641          2,989         1,419
 Redeemed ....................       (242)         (14)          (510)         (108)
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....      1,425          627          2,479         1,311
                                   ------       ------         ------        ------
1.60% UNIT VALUE .............
 Issued ......................      1,029        2,152          2,336         3,768
 Redeemed ....................       (831)        (186)          (993)         (666)
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....        198        1,966          1,343         3,102
                                   ------       ------         ------        ------
1.80% UNIT VALUE (g) .........
 Issued ......................         18           --             21            --
 Redeemed ....................         --           --             --            --
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....         18           --             21            --
                                   ------       ------         ------        ------
1.90% UNIT VALUE (g) .........
 Issued ......................         13           --             21            --
 Redeemed ....................         --           --             --            --
                                   ------       ------         ------        ------
 Net Increase (Decrease) .....         13           --             21            --
                                   ------       ------         ------        ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(f) Units were made available for sale on September 4, 2001.
(g) Units were made available for sale on October 8, 2001.
(h) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in the EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)


                                             EQ/EMERGING                 EQ/EQUITY 500
                                           MARKETS EQUITY                  INDEX (e)
                                     ---------------------------   --------------------------
                                         2001            2000          2001          2000
                                      ----------     ----------     ----------    ----------
0.00% UNIT VALUE .................
 Issued ..........................          --              --             --             --
 Redeemed ........................          --              --             --             --
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........          --              --             --             --
                                       -------         -------         ------         ------
..50% UNIT VALUE (d) ..............
 Issued ..........................          --              --             --             --
 Redeemed ........................          --              --             --             --
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........          --              --             --             --
                                       -------         -------         ------         ------
..95% UNIT VALUE ..................
 Issued ..........................           2               8             16              6
 Redeemed ........................          (1)             --            (11)            --
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........           1               8              5              6
                                       -------         -------         ------         ------
1.20% UNIT VALUE .................
 Issued ..........................         136             140             25             81
 Redeemed ........................        (147)           (137)           (32)            (3)
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........         (11)              3             (7)            78
                                       -------         -------         ------         ------
1.35% UNIT VALUE .................
 Issued ..........................       2,330           5,390          1,403         15,089
 Redeemed ........................      (2,818)         (4,258)        (2,999)          (552)
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........        (488)          1,132         (1,596)        14,537
                                       -------         -------         ------         ------
1.55% UNIT VALUE (a) .............
 Issued ..........................         933             914          3,760          1,566
 Redeemed ........................        (332)            (33)          (760)           (43)
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........         601             881          3,000          1,523
                                       -------         -------         ------         ------
1.60% UNIT VALUE .................
 Issued ..........................      53,016          26,862          2,860          6,425
 Redeemed ........................     (52,931)        (24,865)        (2,310)          (368)
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........          85           1,997            550          6,057
                                       -------         -------         ------         ------
1.80% UNIT VALUE (g) .............
 Issued ..........................           1              --             57             --
 Redeemed ........................          --              --             --             --
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........           1              --             57             --
                                       -------         -------         ------         ------
1.90% UNIT VALUE (g) .............
 Issued ..........................           2              --             11             --
 Redeemed ........................          (2)             --             --             --
                                       -------         -------         ------         ------
 Net Increase (Decrease) .........          --              --             11             --
                                       -------         -------         ------         ------

                                       EQ/EVERGREEN                             EQ/FI SMALL/MID
                                           OMEGA         EQ/FI MID CAP (c)       CAP VALUE (c)
                                    ------------------  --------------------  ---------------------
                                       2001     2000        2001      2000       2001        2000
                                    -------- ---------  ----------- --------  ---------- ----------
0.00% UNIT VALUE .................
 Issued ..........................       --       --          --         --          --         --
 Redeemed ........................       --       --          --         --          --         --
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........       --       --          --         --          --         --
                                      -----    -----      ------     ------      ------     ------
..50% UNIT VALUE (d) ..............
 Issued ..........................       --       --          --         --          --         --
 Redeemed ........................       --       --          --         --          --         --
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........       --       --          --         --          --         --
                                      -----    -----      ------     ------      ------     ------
..95% UNIT VALUE ..................
 Issued ..........................       --       --          16          3          10         --
 Redeemed ........................       --       --          --         --          --         --
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........       --       --          16          3          10         --
                                      -----    -----      ------     ------      ------     ------
1.20% UNIT VALUE .................
 Issued ..........................       --       --          12          8          39          9
 Redeemed ........................       --       --          --         --         (10)        --
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........       --       --          12          8          29          9
                                      -----    -----      ------     ------      ------     ------
1.35% UNIT VALUE .................
 Issued ..........................       19       68       2,202        677       3,078        247
 Redeemed ........................      (16)     (23)       (533)       (38)     (1,045)       (24)
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........        3       45       1,669        639       2,033        223
                                      -----    -----      ------     ------      ------     ------
1.55% UNIT VALUE (a) .............
 Issued ..........................      152       48       4,397        655       3,276        199
 Redeemed ........................      (17)      (1)       (588)       (45)       (459)        (1)
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........      135       47       3,809        610       2,817        198
                                      -----    -----      ------     ------      ------     ------
1.60% UNIT VALUE .................
 Issued ..........................       77       74       4,146        910       3,639        527
 Redeemed ........................      (14)      (2)     (2,119)      (292)     (1,800)      (276)
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........       63       72       2,027        618       1,839        251
                                      -----    -----      ------     ------      ------     ------
1.80% UNIT VALUE (g) .............
 Issued ..........................        1       --          35         --          31         --
 Redeemed ........................       --       --          --         --          --         --
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........        1       --          35         --          31         --
                                      -----    -----      ------     ------      ------     ------
1.90% UNIT VALUE (g) .............
 Issued ..........................       --       --          --         --          14         --
 Redeemed ........................       --       --          --         --          --         --
                                      -----    -----      ------     ------      ------     ------
 Net Increase (Decrease) .........       --       --          --         --          14         --
                                      -----    -----      ------     ------      ------     ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(f) Units were made available for sale on September 4, 2001.
(g) Units were made available for sale on October 8, 2001.
(h) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in the EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)


                                        EQ/INTERNATIONAL           EQ/J.P. MORGAN
                                          EQUITY INDEX                CORE BOND
                                   --------------------------- -----------------------
                                         2001         2000        2001        2000
                                   -------------- ------------ ----------- -----------
0.00% UNIT VALUE .................
 Issued ..........................         --             --          --          --
 Redeemed ........................         --             --          --          --
                                       ------         ------      ------      ------
  Net Increase (Decrease) ........         --             --          --          --
                                       ------         ------      ------      ------
 .50% UNIT VALUE (d) ..............
 Issued ..........................         --             --          --          --
 Redeemed ........................         --             --          --          --
                                       ------         ------      ------      ------
  Net Increase (Decrease) .........        --             --          --          --
                                       ------         ------      ------      ------
 .95% UNIT VALUE ..................
 Issued ..........................         11              5          28          45
 Redeemed ........................         (5)            --         (16)        (11)
                                       ------         ------      ------      ------
  Net Increase (Decrease) .........         6              5          12          34
                                       ------         ------      ------      ------
 1.20% UNIT VALUE .................
 Issued ..........................          7              6         219          38
 Redeemed ........................         (5)           (37)        (81)        (36)
                                       ------         ------      ------      ------
  Net Increase (Decrease) .........         2            (31)        138           2
                                       ------         ------      ------      ------
 1.35% UNIT VALUE .................
 Issued ..........................        481          1,442       6,316       4,674
 Redeemed ........................       (721)          (953)     (5,006)     (3,907)
                                       ------         ------      ------      ------
  Net Increase (Decrease) .........      (240)           489       1,310         767
                                       ------         ------      ------      ------
 1.55% UNIT VALUE (a) .............
 Issued ..........................        882            448       9,078       1,485
 Redeemed ........................       (143)           (23)     (1,562)        (58)
                                       ------         ------      ------      ------
 Net Increase (Decrease) .........        739            425       7,516       1,427
                                       ------         ------      ------      ------
1.60% UNIT VALUE .................
 Issued ..........................     50,084         21,247      13,434       4,012
 Redeemed ........................    (50,097)       (19,709)     (8,009)       (926)
                                       ------         ------      ------      ------
 Net Increase (Decrease) .........        (13)         1,538       5,425       3,086
                                       ------         ------      ------      ------
1.80% UNIT VALUE (g) .............
 Issued ..........................          5             --          71          --
 Redeemed ........................         --             --          --          --
                                       ------         ------      ------      ------
  Net Increase (Decrease) .........         5             --          71          --
                                       ------         ------      ------      ------
 1.90% UNIT VALUE (g) .............
 Issued ..........................        406             --          31          --
 Redeemed ........................       (380)            --          --          --
                                       ------         ------      ------      ------
  Net Increase (Decrease) .........        26             --          31          --
                                       ------         ------      ------      ------

                                         EQ/JANUS LARGE             EQ/LAZARD SMALL        EQ/MARSICO
                                         CAP GROWTH (c)                CAP VALUE            FOCUS (f)
                                   -------------------------- --------------------------- ------------
                                      2001          2000         2001          2000          2001
                                   ------------- ------------ ------------- ------------- ------------
0.00% UNIT VALUE .................
 Issued ..........................          --          --             --            --          --
 Redeemed ........................          --          --             --            --          --
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........          --          --             --            --          --
                                        ------      ------         ------        ------      ------
..50% UNIT VALUE (d) ..............
 Issued ..........................          --          --             --            --          --
 Redeemed ........................          --          --             --            --          --
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........          --          --             --            --          --
                                        ------      ------         ------        ------      ------
..95% UNIT VALUE ..................
 Issued ..........................          27          11              8             9           1
 Redeemed ........................         (13)         --             (1)           --          --
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........          14          11              7             9           1
                                        ------      ------         ------        ------      ------
1.20% UNIT VALUE .................
 Issued ..........................          15          30            182            29           2
 Redeemed ........................         (24)         (1)          (111)           (7)         --
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........          (9)         29             71            22           2
                                        ------      ------         ------        ------      ------
1.35% UNIT VALUE .................
 Issued ..........................       1,746         799          2,915         2,248         214
 Redeemed ........................      (1,004)        (54)        (2,375)       (1,808)        (66)
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........         742         745            540           440         148
                                        ------      ------         ------        ------      ------
1.55% UNIT VALUe (a) .............
 Issued ..........................       7,061       1,167          2,361           628         101
 Redeemed ........................        (979)        (33)          (502)          (40)        (20)
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........       6,082       1,134          1,859           588          81
                                        ------      ------         ------        ------      ------
1.60% UNIT VALUE .................
 Issued ..........................       3,157       1,348          4,249         4,251          81
 Redeemed ........................        (616)        (33)        (3,084)       (3,130)         (3)
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........       2,541       1,315          1,165         1,121          78
                                        ------      ------         ------        ------      ------
1.80% UNIT VALUE (g) .............
 Issued ..........................          24          --             27            --           1
 Redeemed ........................          --          --             --            --          --
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........          24          --             27            --           1
                                        ------      ------         ------        ------      ------
1.90% UNIT VALUE (g) .............
 Issued ..........................           6          --             14            --           2
 Redeemed ........................          --          --             --            --          --
                                        ------      ------         ------        ------      ------
 Net Increase (Decrease) .........           6          --             14            --           2
                                        ------      ------         ------        ------      ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(f) Units were made available for sale on September 4, 2001.
(g) Units were made available for sale on October 8, 2001.
(h) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in the EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)

                                           EQ/MERCURY             EQ/MFS EMERGING           EQ/MFS INVESTORS
                                       BASIC VALUE EQUITY         GROWTH COMPANIES                TRUST
                                     -----------------------  -------------------------  -------------------------
                                        2001       2000          2001          2000         2001        2000
                                     --------- -------------  ------------- -----------  ----------- -------------
0.00% UNIT VALUE .................
 Issued ..........................      --            --              --            --          --          --
 Redeemed ........................      --            --              --            --          --          --
                                      ----         -----         -------       -------      ------      ------
 Net Increase (Decrease) .........      --            --              --            --          --          --
                                      ----         -----         -------       -------      ------      ------
..50% UNIT VALUE (d) ..............
 Issued ..........................      --            --              --            --          --          --
 Redeemed ........................      --            --              --            --          --          --
                                      ----         -----         -------       -------      ------      ------
 Net Increase (Decrease) .........      --            --              --            --          --          --
                                      ----         -----         -------       -------      ------      ------
..95% UNIT VALUE ..................
 Issued ..........................      --            --              17            35           4           2
 Redeemed ........................      --            --              (9)           --          --          --
                                      ----         -----         -------       -------      ------      ------
 Net Increase (Decrease) .........      --            --               8            35           4           2
                                      ----         -----         -------       -------      ------      ------
1.20% UNIT VALUE .................
 Issued ..........................      --            --              50           181          48          12
 Redeemed ........................      --            --            (117)         (194)        (13)         (2)
                                      ----         -----         -------       -------      ------      ------
 Net Increase (Decrease) .........      --            --             (67)          (13)         35          10
                                      ----         -----         -------       -------      ------      ------
1.35% UNIT VALUE .................
 Issued ..........................     673         1,169           1,911         6,459       1,522       4,529
 Redeemed ........................    (955)       (1,047)         (4,250)       (4,057)     (2,237)     (1,622)
                                      ----        ------         -------       -------      ------      ------
 Net Increase (Decrease) .........    (282)          122          (2,339)        2,402        (715)      2,907
                                      ----        ------         -------       -------      ------      ------
1.55% UNIT VALUE (a) .............
 Issued ..........................     889           307           3,138         2,300       5,925       2,355
 Redeemed ........................    (119)           (8)           (913)         (189)     (1,058)        (93)
                                      ----        ------         -------       -------      ------      ------
 Net Increase (Decrease) .........     770           299           2,225         2,111       4,867       2,262
                                      ----        ------         -------       -------      ------      ------
1.60% UNIT VALUE .................
 Issued ..........................     734         1,019          11,877        20,372       3,237       5,042
 Redeemed ........................    (253)         (113)        (11,929)      (16,293)     (1,636)       (896)
                                      ----        ------         -------       -------      ------      ------
 Net Increase (Decrease) .........     481           906             (52)        4,079       1,601       4,146
                                      ----        ------         -------       -------      ------      ------
1.80% UNIT VALUE (g) .............
 Issued ..........................      20            --              11            --          33          --
 Redeemed ........................      --            --             (11)           --          --          --
                                      ----        ------         -------       -------      ------      ------
 Net Increase (Decrease) .........      20            --              --            --          33          --
                                      ----        ------         -------       -------      ------      ------
1.90% UNIT VALUE (g) .............
 Issued ..........................      10            --               2            --           6          --
 Redeemed ........................      --            --              --            --          --          --
                                      ----        ------         -------       -------      ------      ------
 Net Increase (Decrease) .........      10            --               2            --           6          --
                                      ----        ------         -------       -------      ------      ------

                                               EQ/MFS                    EQ/PUTNAM
                                              RESEARCH             GROWTH & INCOME VALUE
                                     -------------------------- ---------------------------
                                     2001           2000        2001          2000
                                     -------------- ----------- ------------- -------------
0.00% UNIT VALUE .................
 Issued ..........................          --             --            --            --
 Redeemed ........................          --             --            --            --
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........          --             --            --            --
                                        ------         ------        ------        ------
..50% UNIT VALUE (d) ..............
 Issued ..........................          --             --            --            --
 Redeemed ........................          --             --            --            --
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........          --             --            --            --
                                        ------         ------        ------        ------
..95% UNIT VALUE ..................
 Issued ..........................           9             34            15             7
 Redeemed ........................          (2)            --            (1)           (3)
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........           7             34            14             4
                                        ------         ------        ------        ------
1.20% UNIT VALUE .................
 Issued ..........................          22             48           115            44
 Redeemed ........................         (80)           (66)         (132)         (125)
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........         (58)           (18)          (17)          (81)
                                        ------         ------        ------        ------
1.35% UNIT VALUE .................
 Issued ..........................       1,270          4,146         2,547         5,731
 Redeemed ........................      (3,496)        (2,995)       (4,981)       (7,246)
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........      (2,226)         1,151        (2,434)       (1,515)
                                        ------         ------        ------        ------
1.55% UNIT VALUE (a) .............
 Issued ..........................       3,951          2,175         5,599         1,495
 Redeemed ........................        (909)          (100)         (895)          (76)
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........       3,042          2,075         4,704         1,419
                                        ------         ------        ------        ------
1.60% UNIT VALUE .................
 Issued ..........................       1,867          4,833         3,139         2,006
 Redeemed ........................      (1,596)          (641)         (738)       (1,229)
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........         271          4,192         2,401           777
                                        ------         ------        ------        ------
1.80% UNIT VALUE (g) .............
 Issued ..........................          13             --            32            --
 Redeemed ........................          --             --            --            --
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........          13             --            32            --
                                        ------         ------        ------        ------
1.90% UNIT VALUE (g) .............
 Issued ..........................           8             --            19            --
 Redeemed ........................          (1)            --            --            --
                                        ------         ------        ------        ------
 Net Increase (Decrease) .........           7             --            19            --
                                        ------         ------        ------        ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(f) Units were made available for sale on September 4, 2001.
(g) Units were made available for sale on October 8, 2001.
(h) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in the EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Concluded)


                                               EQ/PUTNAM                      EQ/PUTNAM                      EQ/SMALL
                                         INTERNATIONAL EQUITY             INVESTORS GROWTH                 COMPANY INDEX
                                     -----------------------------   ---------------------------   -----------------------------
                                        2001            2000            2001            2000          2001            2000
                                     -------------   -------------   -------------   -----------   -------------   -------------
0.00% UNIT VALUE .................
 Issued ..........................            --            --              --              --            --              --
 Redeemed ........................            --            --              --              --            --              --
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........            --            --              --              --            --              --
                                              --       -------         -------          ------        ------          ------
..50% UNIT VALUE (d) ..............
 Issued ..........................         3,591            --              --              --            --              --
 Redeemed ........................        (3,826)           --              --              --            --              --
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........          (235)           --              --              --            --              --
                                        --------       -------         -------          ------        ------          ------
..95% UNIT VALUE ..................
 Issued ..........................            30            48               5              15            11              10
 Redeemed ........................           (12)           (1)             (4)             --            (6)             --
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........            18            47               1              15             5              10
                                        --------       -------         -------          ------        ------          ------
1.20% UNIT VALUE .................
 Issued ..........................            14            40              10              39             8               1
 Redeemed ........................           (42)          (58)            (53)            (49)           (3)             (1)
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........           (28)          (18)            (43)            (10)            5              --
                                        --------       -------         -------          ------        ------          ------
1.35% UNIT VALUE .................
 Issued ..........................         3,966         7,716           1,395           4,859           734           1,256
 Redeemed ........................        (5,767)       (5,666)         (3,952)         (2,943)         (942)           (839)
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........        (1,801)        2,050          (2,557)          1,916          (208)            417
                                        --------       -------         -------          ------        ------          ------
1.55% UNIT VALUE (a) .............
 Issued ..........................         2,973         2,189           2,911           1,987           764             279
 Redeemed ........................          (815)          (79)           (762)            (86)         (209)             (9)
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........         2,158         2,110           2,149           1,901           555             270
                                        --------       -------         -------          ------        ------          ------
1.60% UNIT VALUE .................
 Issued ..........................       101,426        73,851          11,433           4,436         2,469           3,665
 Redeemed ........................      (100,333)      (72,589)        (10,870)         (3,354)       (2,316)         (2,805)
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........         1,093         1,262             563           1,082           153             860
                                        --------       -------         -------          ------        ------          ------
1.80% UNIT VALUE (g) .............
 Issued ..........................             7            --              11              --            10              --
 Redeemed ........................            --            --              --              --            --              --
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........             7            --              11              --            10              --
                                        --------       -------         -------          ------        ------          ------
1.90% UNIT VALUE (g) .............
 Issued ..........................           138            --               4              --             1              --
 Redeemed ........................          (120)           --              --              --            --              --
                                        --------       -------         -------          ------        ------          ------
 Net Increase (Decrease) .........            18            --               4              --             1              --
                                        --------       -------         -------          ------        ------          ------

(a) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on May 2, 2000.
(c) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on October 2, 2000.
(e) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(f) Units were made available for sale on September 4, 2001.
(g) Units were made available for sale on October 8, 2001.
(h) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in the EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ----------------------------------------------------------------
                                                                  2001          2000         1999        1998         1997
                                                             ------------- ------------- ----------- ------------ -----------
EQ/AGGRESSIVE STOCK
-------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  58.69      $  78.83           --          --           --
 Net Assets (000's) ........................................         --            --           --          --           --
 Number of units outstanding, end of period (000's) ........         --            --           --          --           --
 Total Return ..............................................   (25.55)%      (13.77)%           --          --           --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  54.60      $  73.67      $ 85.83          --           --
 Net Assets (000's) ........................................   $     55      $     74           --          --           --
 Number of units outstanding, end of period (000's) ........          1             1           --          --           --
 Total Return ..............................................   (25.89)%      (14.17)%       17.42%          --           --
ACCUMULATOR 1.20%
 Unit value, end of period .................................   $  52.44      $  70.94      $ 82.86     $ 70.74      $ 71.57
 Net Assets (000's) ........................................   $  8,023      $ 13,124      $17,649     $18,817      $19,968
 Number of units outstanding, end of period (000's) ........        153           185          213         266          279
 Total Return ..............................................   (26.08)%      (14.39)%       17.13%     (1.16)%        9.21%
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $  51.19      $  69.35      $ 81.12     $ 69.37      $ 70.28
 Net Assets (000's) ........................................   $ 56,360      $ 86,896      $94,343     $65,138      $26,706
 Number of units outstanding, end of period (000's) ........      1,101         1,253        1,163         939          380
 Total Return ..............................................   (26.19)%      (14.51)%       16.94%     (1.29)%        9.04%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $  49.56      $  67.28           --          --           --
 Net Assets (000's) ........................................   $ 12,340      $  7,132           --          --           --
 Number of units outstanding, end of period (000's) ........        249           106           --          --           --
 Total Return ..............................................   (26.34)%      (14.68)%           --          --           --
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  49.16      $  66.77      $ 78.30     $ 67.13      $ 68.19
 Net Assets (000's) ........................................   $ 19,762      $ 28,043      $11,040     $ 1,074           --
 Number of units outstanding, end of period (000's) ........        402           420          141          16           --
 Total Return ..............................................   (26.37)%      (14.73)%       16.64%     (1.55)%        8.77%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                  YEARS ENDED DECEMBER 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/AGGRESSIVE STOCK (CONCLUDED)
-------------------------------
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  47.59            --            --           --           --
 Net Assets (000's) ........................................   $     48            --            --           --           --
 Number of units outstanding, end of period (000's) ........          1            --            --           --           --
 Total Return ..............................................     13.24%            --            --           --           --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  46.83            --            --           --           --
 Net Assets (000's) ........................................         --            --            --           --           --
 Number of units outstanding, end of period (000's) ........         --            --            --           --           --
 Total Return ..............................................     13.23%            --            --           --           --
EQ/ALLIANCE COMMON STOCK
------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $ 271.84      $ 306.09            --           --           --
 Net Assets (000's) ........................................         --            --            --           --           --
 Number of units outstanding, end of period (000's) ........         --            --            --           --           --
 Total Return ..............................................   (11.19)%      (14.67)%            --           --           --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $ 241.72      $ 273.42      $ 321.89           --           --
 Net Assets (000's) ........................................   $    483      $    547            --           --           --
 Number of units outstanding, end of period (000's) ........          2             2            --           --           --
 Total Return ..............................................   (11.59)%      (15.06)%        23.70%           --           --
ACCUMULATOR 1.20%
 Unit value, end of period .................................   $ 226.39      $ 256.74      $ 303.01     $ 245.58     $ 192.60
 Net Assets (000's) ........................................   $ 34,864      $ 48,267      $ 62,117     $ 56,483     $ 46,224
 Number of units outstanding, end of period (000's) ........        154           188           205          230          240
 Total Return ..............................................   (11.82)%      (15.27)%        23.39%       27.51%       27.35%
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $ 217.65      $ 247.21      $ 292.20     $ 237.18     $ 186.29
 Net Assets (000's) ........................................   $470,124      $606,406      $684,917     $365,732     $ 80,850
 Number of units outstanding, end of period (000's) ........      2,160         2,453         2,344        1,542          434
 Total Return ..............................................   (11.96)%      (15.40)%        23.20%       27.32%       27.16%
----------

(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                  YEARS ENDED DECEMBER 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/ALLIANCE COMMON STOCK (CONCLUDED)
------------------------------------
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $ 206.51      $ 235.03            --           --           --
 Net Assets (000's) ........................................   $103,048      $ 47,946            --           --           --
 Number of units outstanding, end of period (000's) ........        499           204            --           --           --
 Total Return ..............................................   (12.13)%     ( 15.57)%            --           --           --
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $ 203.81      $ 232.08      $ 275.01     $ 223.79     $ 176.22
 Net Assets (000's) ........................................   $134,718      $143,425      $ 70,129     $  7,833     $    176
 Number of units outstanding, end of period (000's) ........        661           618           255           35            1
 Total Return ..............................................   (12.18)%      (15.61)%        22.89%       26.99%       26.84%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $ 193.35            --            --           --           --
 Net Assets (000's) ........................................   $    193            --            --           --           --
 Number of units outstanding, end of period (000's) ........          1            --            --           --           --
 Total Return ..............................................      9.35%            --            --           --           --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $ 188.32            --            --           --           --
 Net Assets (000's) ........................................   $    188            --            --           --           --
 Number of units outstanding, end of period (000's) ........          1            --            --           --           --
 Total Return ..............................................      9.33%            --            --           --           --
EQ/ALLIANCE GLOBAL
------------------
ACCUMULATOR 1.20%
 Unit value, end of period .................................   $  28.58      $  36.27      $  45.25     $  33.15     $  27.61
 Net Assets (000's) ........................................   $  8,059      $ 11,534      $ 16,064     $ 13,989     $ 12,811
 Number of units outstanding, end of period (000's) ........        282           318           355          422          464
 Total Return ..............................................   (21.20)%      (19.85)%        36.50%       20.07%        9.93%
EQ/ALLIANCE GROWTH INVESTORS
----------------------------
ACCUMULATOR 1.20%
 Unit value, end of period .................................   $  34.98      $  40.53      $  44.08     $  35.33     $  30.09
 Net Assets (000's) ........................................   $ 13,397      $ 17,874      $ 21,864     $ 19,573     $ 17,994
 Number of units outstanding, end of period (000's) ........        383           441           496          554          598
 Total Return ..............................................   (13.69)%       (8.05)%        24.77%       17.41%       15.09%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                  YEARS ENDED DECEMBER 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
                                                             ------------- ------------- ------------- ------------- -----------
EQ/ALLIANCE HIGH YIELD
----------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................    $  27.00      $  26.95            --            --           --
 Net Assets (000's) ........................................          --            --            --            --           --
 Number of units outstanding, end of period (000's) ........          --            --            --            --           --
 Total Return ..............................................       0.19%       (9.35)%            --            --           --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................    $  25.23      $  25.30       $ 28.03            --           --
 Net Assets (000's) ........................................    $    328      $    329            --            --           --
 Number of units outstanding, end of period (000's) ........          13            13            --            --           --
 Total Return ..............................................     (0.28)%       (9.74)%       (4.50)%            --           --
ACCUMULATOR 1.20%
 Unit value, end of period .................................    $  24.29      $  24.42       $ 27.13       $ 28.48      $ 30.46
 Net Assets (000's) ........................................    $  5,368      $  6,349       $ 8,926       $12,019      $13,372
 Number of units outstanding, end of period (000's) ........         221           260           329           422          439
 Total Return ..............................................     (0.53)%       (9.99)%       (4.74)%       (6.50)%       16.76%
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................    $  23.74      $  23.90       $ 26.59       $ 27.96      $ 29.96
 Net Assets (000's) ........................................    $102,248      $112,258      $134,226      $126,407      $37,630
 Number of units outstanding, end of period (000's) ........       4,307         4,697         5,048         4,521        1,256
 Total Return ..............................................     (0.67)%      (10.12)%       (4.90)%       (6.68)%       16.58%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................    $  23.03      $  23.23            --            --           --
 Net Assets (000's) ........................................    $ 37,585      $ 10,035            --            --           --
 Number of units outstanding, end of period (000's) ........       1,632           432            --            --           --
 Total Return ..............................................     (0.86)%      (10.30)%            --            --           --
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................    $  22.86      $  23.07       $ 25.73       $ 27.12      $ 29.13
 Net Assets (000's) ........................................    $ 41,948      $ 27,938       $14,769       $ 4,610      $    58
 Number of units outstanding, end of period (000's) ........       1,835         1,211           574           170            2
 Total Return ..............................................     (0.91)%      (10.34)%       (5.13)%       (6.90)%       16.28%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ -----------
EQ/ALLIANCE HIGH YIELD (CONCLUDED)
----------------------------------
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  22.17           --           --           --          --
 Net Assets (000's) ........................................         --           --           --           --          --
 Number of units outstanding, end of period (000's) ........         --           --           --           --          --
 Total Return ..............................................      5.88%           --           --           --          --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  21.83           --           --           --          --
 Net Assets (000's) ........................................         --           --           --           --          --
 Number of units outstanding, end of period (000's) ........         --           --           --           --          --
 Total Return ..............................................      5.85%           --           --           --          --
EQ/ALLIANCE MONEY MARKET
------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  34.09     $  33.08           --           --          --
 Net Assets (000's) ........................................   $  4,227           --           --           --          --
 Number of units outstanding, end of period (000's) ........        124           --           --           --          --
 Total Return ..............................................      3.05%        5.47%           --           --          --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  31.08     $  30.29     $  28.85           --          --
 Net Assets (000's) ........................................   $    404     $    242     $    317           --          --
 Number of units outstanding, end of period (000's) ........         13            8           11           --          --
 Total Return ..............................................      2.61%        4.99%        3.73%           --          --
ACCUMULATOR 1.20%
 Unit value, end of period .................................   $  29.51     $  28.84     $  27.54     $  26.62     $ 25.64
 Net Assets (000's) ........................................   $  7,555     $  7,671     $  9,914     $  8,758     $ 9,205
 Number of units outstanding, end of period (000's) ........        256          266          360          329         359
 Total Return ..............................................      2.32%        4.72%        3.46%        3.82%       3.90%
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $  28.61     $  28.00     $  26.78     $  25.92     $ 25.00
 Net Assets (000's) ........................................   $179,471     $141,820     $194,905     $133,695     $28,825
 Number of units outstanding, end of period (000's) ........      6,273        5,065        7,278        5,158       1,153
 Total Return ..............................................      2.18%        4.56%        3.32%        3.68%       3.74%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                 2001         2000         1999         1998        1997
                                                             ------------ ------------ ------------ ----------- -----------
EQ/ALLIANCE MONEY MARKET (CONCLUDED)
------------------------------------
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $  27.44     $  26.91           --          --          --
 Net Assets (000's) ........................................   $112,778     $ 22,228           --          --          --
 Number of units outstanding, end of period (000's) ........      4,110          826           --          --          --
 Total Return ..............................................      1.97%        4.36%           --          --          --
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  27.16     $  26.65     $  25.55     $ 24.80     $ 23.98
 Net Assets (000's) ........................................   $373,694     $263,169     $148,318     $ 8,655          --
 Number of units outstanding, end of period (000's) ........     13,759        9,875        5,805         349          --
 Total Return ..............................................      1.91%        4.31%        3.02%       3.42%       3.48%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  26.05           --           --          --          --
 Net Assets (000's) ........................................   $  2,136           --           --          --          --
 Number of units outstanding, end of period (000's) ........         82           --           --          --          --
 Total Return ..............................................      0.02%           --           --          --          --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  25.51           --           --          --          --
 Net Assets (000's) ........................................   $  5,536           --           --          --          --
 Number of units outstanding, end of period (000's) ........        217           --           --          --          --
 Total Return ..............................................      0.00%           --           --          --          --
ACCUMULATOR 0.00% (a)
 Unit value, end of period .................................   $  37.77     $  36.47     $  34.41     $ 32.86     $ 31.27
 Net Assets (000's) ........................................   $  4,306     $  3,975     $ 16,414     $73,376     $29,613
 Number of units outstanding, end of period (000's) ........        114          109          477       2,233         947
 Total Return ..............................................      3.56%        5.99%        4.72%       5.08%       5.16%
EQ/ALLIANCE PREMIER GROWTH
--------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $   7.29     $   9.63           --          --          --
 Net Assets (000's) ........................................         --           --           --          --          --
 Number of units outstanding, end of period (000's) ........         --           --           --          --          --
 Total Return ..............................................   (24.30)%     (18.80)%           --          --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 YEARS ENDED DECEMBER 31,
                                                               -------------------------------------------------------------
                                                                    2001            2000           1999        1998     1997
                                                               -------------   -------------   ------------   ------   -----
EQ/ALLIANCE PREMIER GROWTH (CONTINUED)
--------------------------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................     $   7.20        $   9.56        $  11.82        --       --
 Net Assets (000's) ........................................     $    569        $    516              --        --       --
 Number of units outstanding, end of period (000's) ........           79              54              --        --       --
 Total Return ..............................................     (24.69)%        (19.12)%          18.24%        --       --
ACCUMULATOR 1.20% (f)
 Unit value, end of period .................................     $   7.15        $   9.52        $  11.80        --       --
 Net Assets (000's) ........................................     $    636        $  1,085        $    932        --       --
 Number of units outstanding, end of period (000's) ........           89             114              79        --       --
 Total Return ..............................................     (24.89)%        (19.32)%          18.04%        --       --
ACCUMULATOR 1.35% (f)
 Unit value, end of period .................................     $   7.12        $   9.49        $  11.79        --       --
 Net Assets (000's) ........................................     $112,354        $164,158        $101,559        --       --
 Number of units outstanding, end of period (000's) ........       15,780          17,298           8,614        --       --
 Total Return ..............................................     (24.97)%        (19.51)%          17.92%        --       --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................     $   7.08        $   9.46              --        --       --
 Net Assets (000's) ........................................     $100,656        $ 58,652              --        --       --
 Number of units outstanding, end of period (000's) ........       14,217           6,200              --        --       --
 Total Return ..............................................     (25.16)%        (19.65)%              --        --       --
ACCUMULATOR 1.60% (f)
 Unit value, end of period .................................     $   7.07        $   9.45        $  11.77        --       --
 Net Assets (000's) ........................................     $132,669        $164,543        $ 66,265        --       --
 Number of units outstanding, end of period (000's) ........       18,765          17,412           5,630        --       --
 Total Return ..............................................     (25.19)%        (19.71)%          17.72%        --       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $   7.03              --              --        --       --
 Net Assets (000's) ........................................     $    569              --              --        --       --
 Number of units outstanding, end of period (000's) ........           81              --              --        --       --
 Total Return ..............................................        4.86%              --              --        --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ----------------------------------------------------------------
                                                                  2001         2000         1999         1998         1997
                                                             ------------- ------------ ------------ ------------ -----------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED)
--------------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $   7.02            --           --          --           --
 Net Assets (000's) ........................................   $    190            --           --          --           --
 Number of units outstanding, end of period (000's) ........         27            --           --          --           --
 Total Return ..............................................      4.83%            --           --          --           --
EQ/ALLIANCE SMALL CAP GROWTH
----------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  14.86      $  17.22           --          --           --
 Net Assets (000's) ........................................         --            --           --          --           --
 Number of units outstanding, end of period (000's) ........         --            --           --          --           --
 Total Return ..............................................   (13.70)%        13.08%           --          --           --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  14.55      $  16.93     $  15.04          --           --
 Net Assets (000's) ........................................   $    466      $    406           --          --           --
 Number of units outstanding, end of period (000's) ........         32            24           --          --           --
 Total Return ..............................................   (14.06)%        12.57%       26.41%          --           --
ACCUMULATOR 1.20% (a)
 Unit value, end of period .................................   $  14.38      $  16.78     $  14.94     $ 11.85      $ 12.55
 Net Assets (000's) ........................................   $  1,510      $  3,205     $    747     $ 1,209      $ 1,117
 Number of units outstanding, end of period (000's) ........        105           191           50         102           89
 Total Return ..............................................   (14.30)%        12.32%       26.08%     (5.58)%       25.50%
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $  14.28      $  16.68     $  14.88     $ 11.82      $ 12.54
 Net Assets (000's) ........................................   $116,668      $153,273     $102,851     $72,114      $31,613
 Number of units outstanding, end of period (000's) ........      8,170         9,189        6,912       6,101        2,521
 Total Return ..............................................   (14.39)%        12.10%       25.89%     (5.74)%       25.38%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $  14.14      $  16.56           --          --           --
 Net Assets (000's) ........................................   $ 42,010      $ 20,667           --          --           --
 Number of units outstanding, end of period (000's) ........      2,971         1,248           --          --           --
 Total Return ..............................................   (14.61)%        11.89%           --          --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                  2001          2000         1999        1998        1997
                                                             ------------- ------------- ----------- ----------- -----------
EQ/ALLIANCE SMALL CAP GROWTH (CONCLUDED)
----------------------------------------
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  14.11      $  16.53      $ 14.78     $ 11.77     $ 12.52
 Net Assets (000's) ........................................   $ 48,299      $ 52,714      $12,090     $ 2,483          --
 Number of units outstanding, end of period (000's) ........      3,423         3,189          818         211          --
 Total Return ..............................................   (14.64)%        11.84%       25.57%     (5.99)%      25.16%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  13.98            --           --          --          --
 Net Assets (000's) ........................................   $     84            --           --          --          --
 Number of units outstanding, end of period (000's) ........          6            --           --          --          --
 Total Return ..............................................     14.40%            --           --          --          --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  13.91            --           --          --          --
 Net Assets (000's) ........................................   $     97            --           --          --          --
 Number of units outstanding, end of period (000's) ........          7            --           --          --          --
 Total Return ..............................................     14.37%            --           --          --          --
EQ/ALLIANCE TECHNOLOGY
----------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $   5.00      $   6.65           --          --          --
 Net Assets (000's) ........................................         --            --           --          --          --
 Number of units outstanding, end of period (000's) ........         --            --           --          --          --
 Total Return ..............................................   (24.81)%      (33.48)%           --          --          --
ACCUMULATOR 0.95% (i)
 Unit value, end of period .................................   $   4.96      $   6.63           --          --          --
 Net Assets (000's) ........................................   $    248      $    219           --          --          --
 Number of units outstanding, end of period (000's) ........         50            33           --          --          --
 Total Return ..............................................   (25.19)%      (33.68)%           --          --          --
ACCUMULATOR 1.20% (i)
 Unit value, end of period .................................   $   4.94      $   6.62           --          --          --
 Net Assets (000's) ........................................   $    252      $    437           --          --          --
 Number of units outstanding, end of period (000's) ........         51            66           --          --          --
 Total Return ..............................................   (25.38)%      (33.79)%           --          --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                              YEARS ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/ALLIANCE TECHNOLOGY (CONCLUDED)
----------------------------------
ACCUMULATOR 1.35% (i)
 Unit value, end of period .................................     $   4.93        $   6.61      --       --       --
 Net Assets (000's) ........................................     $ 17,363        $ 25,211      --       --       --
 Number of units outstanding, end of period (000's) ........        3,522           3,814      --       --       --
 Total Return ..............................................     (25.42)%        (33.86)%      --       --       --
ACCUMULATOR 1.55% (i)
 Unit value, end of period .................................     $   4.91        $   6.61      --       --       --
 Net Assets (000's) ........................................     $ 47,460        $ 27,927      --       --       --
 Number of units outstanding, end of period (000's) ........        9,666           4,225      --       --       --
 Total Return ..............................................     (25.67)%        (33.95)%      --       --       --
ACCUMULATOR 1.60% (i)
 Unit value, end of period .................................     $   4.91        $   6.60      --       --       --
 Net Assets (000's) ........................................     $ 37,129        $ 36,333      --       --       --
 Number of units outstanding, end of period (000's) ........        7,562           5,505      --       --       --
 Total Return ..............................................     (25.62)%          25.16%      --       --       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $   4.89              --      --       --       --
 Net Assets (000's) ........................................     $    132              --      --       --       --
 Number of units outstanding, end of period (000's) ........           27              --      --       --       --
 Total Return ..............................................       21.25%              --      --       --       --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................     $   4.88              --      --       --       --
 Net Assets (000's) ........................................     $     24              --      --       --       --
 Number of units outstanding, end of period (000's) ........            5              --      --       --       --
 Total Return ..............................................       21.23%              --      --       --       --
EQ/BALANCED (m)
---------------
ACCUMULATOR 0.95% (m)
 Unit value, end of period .................................     $  43.48              --      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................      (5.55)%

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                             YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------------------
                                                                   2001           2000       1999     1998     1997
                                                               ------------   -----------   ------   ------   -----
EQ/BALANCED (m) (CONCLUDED)
---------------------------
ACCUMULATOR 1.35% (m)
 Unit value, end of period .................................     $ 40.77             --     --       --       --
 Net Assets (000's) ........................................     $11,783             --     --       --       --
 Number of units outstanding, end of period (000's) ........         289             --     --       --       --
 Total Return ..............................................     (5.78)%             --     --       --       --
ACCUMULATOR 1.55% (m)
 Unit value, end of period .................................     $ 39.47             --     --       --       --
 Net Assets (000's) ........................................     $ 4,342             --     --       --       --
 Number of units outstanding, end of period (000's) ........         110             --     --       --       --
 Total Return ..............................................     (5.90)%             --     --       --       --
ACCUMULATOR 1.60% (m)
 Unit value, end of period .................................     $ 39.15             --     --       --       --
 Net Assets (000's) ........................................     $ 3,798             --     --       --       --
 Number of units outstanding, end of period (000's) ........          97             --     --       --       --
 Total Return ..............................................     (5.94)%             --     --       --       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $ 37.90             --     --       --       --
 Net Assets (000's) ........................................     $   265             --     --       --       --
 Number of units outstanding, end of period (000's) ........           7             --     --       --       --
 Total Return ..............................................       5.16%             --     --       --       --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................     $ 37.29             --     --       --       --
 Net Assets (000's) ........................................     $   149             --     --       --       --
 Number of units outstanding, end of period (000's) ........           4             --     --       --       --
 Total Return ..............................................       5.14%             --     --       --       --
EQ/BERNSTEIN DIVERSIFIED VALUE
------------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................     $ 12.31        $ 12.01     --       --       --
 Net Assets (000's) ........................................          --             --     --       --       --
 Number of units outstanding, end of period (000's) ........          --             --     --       --       --
 Total Return ..............................................       2.50%        (2.45)%     --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on October 8, 2001.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 2, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n) Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/BERNSTEIN DIVERSIFIED VALUE (CONTINUED)
------------------------------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................      $  12.09       $ 11.84      $  12.20            --            --
 Net Assets (000's) ........................................      $    411       $   130            --            --            --
 Number of units outstanding, end of period (000's) ........            34            11            --            --            --
 Total Return ..............................................         2.11%       (2.95)%         2.55%            --            --
ACCUMULATOR 1.20% (c)
 Unit value, end of period ..                                     $  11.97       $ 11.75      $  12.13       $ 11.86            --
 Net Assets (000's) ........................................      $  1,365       $   635      $    558       $   261            --
 Number of units outstanding, end of period (000's) ........           114            54            46            22            --
 Total Return ..............................................         1.87%       (3.13)%         2.28%        18.62%            --
ACCUMULATOR 1.35% (c)
 Unit value, end of period ..                                     $  11.90      $  11.70      $  12.10       $ 11.84            --
 Net Assets (000's) ........................................      $125,771      $118,229      $114,079       $67,441            --
 Number of units outstanding, end of period (000's) ........        10,569        10,105         9,428         5,696            --
 Total Return ..............................................         1.71%       (3.31)%         2.20%        18.44%            --
ACCUMULATOR 1.55% (h)
 Unit value, end of period ..                                      $ 11.80       $ 11.63            --            --            --
 Net Assets (000's) ........................................       $57,242       $13,014            --            --            --
 Number of units outstanding, end of period (000's) ........         4,851         1,119            --            --            --
 Total Return ..............................................         1.46%       (3.47)%            --            --            --
ACCUMULATOR 1.60% (c)
 Unit value, end of period ..                                      $ 11.78       $ 11.61      $  12.04       $ 11.81            --
 Net Assets (000's) ........................................       $70,680       $42,957      $ 18,445       $ 3,720            --
 Number of units outstanding, end of period (000's) ........         6,000         3,700         1,532           315            --
 Total Return ..............................................         1.46%       (3.57)%         1.95%        18.14%            --
ACCUMULATOR 1.80% (d)
 Unit value, end of period ..                                      $ 11.68            --            --            --            --
 Net Assets (000's) ........................................       $   537            --            --            --            --
 Number of units outstanding, end of period (000's) ........            46            --            --            --            --
 Total Return ..............................................         7.20%            --            --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/BERNSTEIN DIVERSIFIED VALUE (CONCLUDED)
------------------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................       $ 11.64            --            --            --            --
 Net Assets (000's) ........................................       $   186            --            --            --            --
 Number of units outstanding, end of period (000's) ........            16            --            --            --            --
 Total Return ..............................................         7.18%            --            --            --            --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
ACCUMULATOR 0.50% (n)
 Unit value, end of period .................................       $  8.85            --            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................         2.89%            --            --            --            --
ACCUMULATOR 0.95% (n)
 Unit value, end of period .................................       $  8.76            --            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................         2.78%            --            --            --            --
ACCUMULATOR 1.20% (n)
 Unit value, end of period .................................       $  8.70            --            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................         2.61%            --            --            --            --
ACCUMULATOR 1.35% (n)
 Unit value, end of period .................................       $  8.67            --            --            --            --
 Net Assets (000's) ........................................       $    52            --            --            --            --
 Number of units outstanding, end of period (000's) ........             6            --            --            --            --
 Total Return ..............................................         2.57%            --            --            --            --
ACCUMULATOR 1.55% (n)
 Unit value, end of period .................................       $  8.63            --            --            --            --
 Net Assets (000's) ........................................       $   164            --            --            --            --
 Number of units outstanding, end of period (000's) ........            19            --            --            --            --
 Total Return ..............................................         2.52%            --            --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONCLUDED)
-------------------------------------------
ACCUMULATOR 1.60% (n)
 Unit value, end of period .................................      $   8.62            --            --            --            --
 Net Assets (000's) ........................................      $    112            --            --            --            --
 Number of units outstanding, end of period (000's) ........            13            --            --            --            --
 Total Return ..............................................         2.50%            --            --            --            --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................      $   8.58            --            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................        11.93%            --            --            --            --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................      $   8.56            --            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................         7.16%            --            --            --            --
EQ/CAPITAL GUARDIAN INTERNATIONAL
---------------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................      $   8.90      $  11.30            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................      (21.24)%      (19.50)%            --            --            --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................      $   8.79      $  11.22       $ 14.00            --            --
 Net Assets (000's) ........................................      $    299      $    314            --            --            --
 Number of units outstanding, end of period (000's) ........            34            28            --            --            --
 Total Return ..............................................      (21.66)%      (19.86)%        39.96%            --            --
ACCUMULATOR 1.20% (f)
 Unit value, end of period .................................      $   8.73      $  11.17       $ 13.97            --            --
 Net Assets (000's) ........................................      $    227      $    257       $   210            --            --
 Number of units outstanding, end of period (000's) ........            26            23            15            --            --
 Total Return ..............................................      (21.84)%      (20.04)%        39.73%            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/CAPITAL GUARDIAN INTERNATIONAL (CONCLUDED)
---------------------------------------------
ACCUMULATOR 1.35% (f)
 Unit value, end of period .................................      $   8.69      $  11.14        $ 13.96           --            --
 Net Assets (000's) ........................................      $ 27,895      $ 35,982        $20,619           --            --
 Number of units outstanding, end of period (000's) ........         3,210         3,230          1,477           --            --
 Total Return ..............................................      (21.99)%      (20.20)%         39.59%           --            --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................      $   8.65      $  11.10             --           --            --
 Net Assets (000's) ........................................      $ 21,885      $ 11,655             --           --            --
 Number of units outstanding, end of period (000's) ........         2,530         1,050             --           --            --
 Total Return ..............................................      (22.07)%      (20.35)%             --           --            --
ACCUMULATOR 1.60% (f)
 Unit value, end of period .................................      $   8.64      $  11.09        $ 13.93           --            --
 Net Assets (000's) ........................................      $ 49,222      $ 61,150        $17,914           --            --
 Number of units outstanding, end of period (000's) ........         5,697         5,514          1,286           --            --
 Total Return ..............................................      (22.09)%      (20.39)%         39.35%           --            --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................      $   8.59            --            --            --            --
 Net Assets (000's) ........................................      $     86            --            --            --            --
 Number of units outstanding, end of period (000's) ........            10            --            --            --            --
 Total Return ..............................................         7.27%            --            --            --            --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................      $   8.57            --            --            --            --
 Net Assets (000's) ........................................      $    351            --            --            --            --
 Number of units outstanding, end of period (000's) ........            41            --            --            --            --
 Total Return ..............................................         7.25%            --            --            --            --
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................      $  10.97      $  11.25            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................       (2.49)%         5.38%            --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
----------------------------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................        $ 10.83      $ 11.16       $ 10.64            --            --
 Net Assets (000's) ........................................        $   282      $   201            --            --            --
 Number of units outstanding, end of period (000's) ........             26           18            --            --            --
 Total Return ..............................................        (2.96)%        4.89%         6.42%            --            --
ACCUMULATOR 1.20% (f)
 Unit value, end of period .................................        $ 10.76      $ 11.12       $ 10.62            --            --
 Net Assets (000's) ........................................        $   183      $   111       $    32            --            --
 Number of units outstanding, end of period (000's) ........             17           10             3            --            --
 Total Return ..............................................        (3.24)%        4.71%         6.24%            --            --
ACCUMULATOR 1.35% (f)
 Unit value, end of period .................................        $ 10.72      $ 11.09       $ 10.61            --            --
 Net Assets (000's) ........................................        $23,670      $22,890       $10,419            --            --
 Number of units outstanding, end of period (000's) ........          2,208        2,064           982            --            --
 Total Return ..............................................        (3.34)%        4.52%         6.13%            --            --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................        $ 10.66      $ 11.05            --            --            --
 Net Assets (000's) ........................................        $21,874      $ 6,939            --            --            --
 Number of units outstanding, end of period (000's) ........          2,052          628            --            --            --
 Total Return ..............................................        (3.53)%        4.28%            --            --            --
ACCUMULATOR 1.60% (f)
 Unit value, end of period .................................        $ 10.65      $ 11.04       $ 10.60            --            --
 Net Assets (000's) ........................................        $33,558      $32,601       $10,462            --            --
 Number of units outstanding, end of period (000's) ........          3,151        2,953           987            --            --
 Total Return ..............................................        (3.53)%        4.15%         5.95%            --            --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................        $ 10.59           --            --            --            --
 Net Assets (000's) ........................................        $   191           --            --            --            --
 Number of units outstanding, end of period (000's) ........             18           --            --            --            --
 Total Return ..............................................         11.51%           --            --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/CAPITAL GUARDIAN RESEARCH (CONCLUDED)
----------------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................       $ 10.56            --            --            --            --
 Net Assets (000's) ........................................       $   137            --            --            --            --
 Number of units outstanding, end of period (000's) ........            13            --            --            --            --
 Total Return ..............................................        11.48%            --            --            --            --
EQ/CAPITAL GUARDIAN U.S. EQUITY
-------------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................       $ 10.39       $ 10.66            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................       (2.53)%         3.07%            --            --            --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................       $ 10.26       $ 10.58       $ 10.31            --            --
 Net Assets (000's) ........................................       $   215       $   159            --            --            --
 Number of units outstanding, end of period (000's) ........            21            15            --            --            --
 Total Return ..............................................       (3.02)%         2.62%         3.07%            --            --
ACCUMULATOR 1.20% (f)
 Unit value, end of period .................................       $ 10.20       $ 10.53       $ 10.29            --            --
 Net Assets (000's) ........................................       $   602       $    84       $    72            --            --
 Number of units outstanding, end of period (000's) ........            59             8             7            --            --
 Total Return ..............................................       (3.13)%         2.33%         2.90%            --            --
ACCUMULATOR 1.35% (f)
 Unit value, end of period .................................       $ 10.15       $ 10.50       $ 10.28            --            --
 Net Assets (000's) ........................................       $54,526       $49,823       $29,884            --            --
 Number of units outstanding, end of period (000's) ........         5,372         4,745         2,907            --            --
 Total Return ..............................................       (3.33)%         2.14%         2.79%            --            --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................       $ 10.10       $ 10.47            --            --            --
 Net Assets (000's) ........................................       $38,279       $13,726            --            --            --
 Number of units outstanding, end of period (000's) ........         3,790         1,311            --            --            --
 Total Return ..............................................       (3.53)%         1.99%            --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)
-------------------------------------------
ACCUMULATOR 1.60% (f)
 Unit value, end of period .................................       $ 10.09      $  10.46       $ 10.26            --            --
 Net Assets (000's) ........................................       $69,480      $ 57,927       $24,993            --            --
 Number of units outstanding, end of period (000's) ........         6,886         5,538         2,436            --            --
 Total Return ..............................................       (3.54)%         1.95%         2.62%            --            --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................       $ 10.03            --            --            --            --
 Net Assets (000's) ........................................       $   211            --            --            --            --
 Number of units outstanding, end of period (000's) ........            21            --            --            --            --
 Total Return ..............................................        12.53%            --            --            --            --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................       $ 10.00            --            --            --            --
 Net Assets (000's) ........................................       $   210            --            --            --            --
 Number of units outstanding, end of period (000's) ........            21            --            --            --            --
 Total Return ..............................................        12.51%            --            --            --            --
EQ/EMERGING MARKETS EQUITY
--------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................       $  6.34      $   6.72            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................       (5.65)%      (40.34)%            --            --            --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................       $  6.22      $   6.62       $ 11.15            --            --
 Net Assets (000's) ........................................       $    56      $     53            --            --            --
 Number of units outstanding, end of period (000's) ........             9             8            --            --            --
 Total Return ..............................................       (6.04)%      (40.63)%        93.89%            --            --
ACCUMULATOR 1.20% (c)
 Unit value, end of period .................................       $  6.15      $   6.56       $ 11.08      $   5.73            --
 Net Assets (000's) ........................................       $   264      $    361       $   576      $     92            --
 Number of units outstanding, end of period (000's) ........            43            55            52            16            --
 Total Return ..............................................       (6.25)%      (40.79)%        93.37%      (27.90)%            --

----------
(a)  Units were made available for sale on May 1, 1997.
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/EMERGING MARKETS EQUITY (CONCLUDED)
--------------------------------------
ACCUMULATOR 1.35% (c)
 Unit value, end of period .................................      $   6.11      $   6.53       $ 11.04      $   5.72            --
 Net Assets (000's) ........................................      $ 27,501      $ 32,585       $42,603      $ 10,325            --
 Number of units outstanding, end of period (000's) ........         4,501         4,990         3,859         1,805            --
 Total Return ..............................................       (6.43)%      (40.85)%        93.01%      (28.01)%            --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................      $   6.06      $   6.49            --            --            --
 Net Assets (000's) ........................................      $  8,981      $  5,718            --            --            --
 Number of units outstanding, end of period (000's) ........         1,482           881            --            --            --
 Total Return ..............................................       (6.63)%      (40.97)%            --            --            --
ACCUMULATOR 1.60% (c)
 Unit value, end of period .................................      $   6.04      $   6.47       $ 10.97      $   5.70            --
 Net Assets (000's) ........................................      $ 18,380      $ 19,138       $10,553      $  1,157            --
 Number of units outstanding, end of period (000's) ........         3,043         2,958           962           203            --
 Total Return ..............................................       (6.65)%      (41.02)%        92.46%      (28.19)%            --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................      $   5.99            --            --            --            --
 Net Assets (000's) ........................................      $      6            --            --            --            --
 Number of units outstanding, end of period (000's) ........             1            --            --            --            --
 Total Return ..............................................        27.67%            --            --            --            --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................      $   5.96            --            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................        27.64%            --            --            --            --

EQ/EQUITY 500 INDEX (l)
-----------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................      $  26.11      $  29.88            --            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................      (12.62)%      (10.26)%            --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/EQUITY 500 INDEX (l) (CONTINUED)
-----------------------------------
ACCUMULATOR 0.95% (l)
 Unit value, end of period .................................      $  25.20      $  28.97            --            --            --
 Net Assets (000's) ........................................      $    277      $    174            --            --            --
 Number of units outstanding, end of period (000's) ........            11             6            --            --            --
 Total Return ..............................................      (13.01)%      (10.66)%            --            --            --
ACCUMULATOR 1.20% (l)
 Unit value, end of period .................................      $  24.71      $  28.47            --            --            --
 Net Assets (000's) ........................................      $  1,754      $  2,221            --            --            --
 Number of units outstanding, end of period (000's) ........            71            78            --            --            --
 Total Return ..............................................      (13.21)%      (10.89)%            --            --            --
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................      $  24.41      $  28.18       $ 31.67       $ 26.73       $ 21.21
 Net Assets (000's) ........................................      $315,890      $409,653            --            --            --
 Number of units outstanding, end of period (000's) ........        12,941        14,537            --            --            --
 Total Return ..............................................      (13.38)%      (11.02)%        18.48%        26.03%      (78.79)%
ACCUMULATOR 1.55% (l)
 Unit value, end of period .................................      $  24.03      $  27.79            --            --            --
 Net Assets (000's) ........................................      $108,952      $ 42,352            --            --            --
 Number of units outstanding, end of period (000's) ........         4,534         1,524            --            --            --
 Total Return ..............................................      (13.53)%      (11.20)%            --            --            --
ACCUMULATOR 1.60% (l)
 Unit value, end of period .................................      $  23.93      $  27.69            --            --            --
 Net Assets (000's) ........................................      $157,962      $167,718            --            --            --
 Number of units outstanding, end of period (000's) ........         6,601         6,057            --            --            --
 Total Return ..............................................      (13.58)%      (11.24)%            --            --            --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................      $  23.56            --            --            --            --
 Net Assets (000's) ........................................      $  1,343            --            --            --            --
 Number of units outstanding, end of period (000's) ........            57            --            --            --            --
 Total Return ..............................................         7.83%            --            --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
   annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                   2001          2000          1999          1998          1997
                                                                ----------    ----------    ----------    ----------    ----------
EQ/EQUITY 500 INDEX (l) (CONCLUDED)
-----------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................      $  23.37            --            --            --            --
 Net Assets (000's) ........................................      $    257            --            --            --            --
 Number of units outstanding, end of period (000's) ........            11            --            --            --            --
 Total Return ..............................................         7.81%            --            --            --            --

EQ/EVERGREEN OMEGA
------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................      $   7.81      $   9.50       $ 10.87            --            --
 Net Assets (000's) ........................................            --            --            --            --            --
 Number of units outstanding, end of period (000's) ........            --            --            --            --            --
 Total Return ..............................................      (17.79)%      (12.60)%         8.68%            --            --
ACCUMULATOR 1.35% (e)
 Unit value, end of period .................................      $   7.72      $   9.43       $ 10.82            --            --
 Net Assets (000's) ........................................      $  1,081      $  1,282       $   985            --            --
 Number of units outstanding, end of period (000's) ........           140           136            91            --            --
 Total Return ..............................................      (18.13)%      (12.85)%         8.24%            --            --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................      $   7.67      $   9.39            --            --            --
 Net Assets (000's) ........................................      $  1,396      $    441            --            --            --
 Number of units outstanding, end of period (000's) ........           182            47            --            --            --
 Total Return ..............................................      (18.32)%      (13.07)%            --            --            --
ACCUMULATOR 1.60% (e)
 Unit value, end of period .................................      $   7.66      $   9.38       $ 10.80            --            --
 Net Assets (000's) ........................................      $  1,080      $    732       $    65            --            --
 Number of units outstanding, end of period (000's) ........           141            78             6            --            --
 Total Return ..............................................      (18.34)%      (13.15)%         7.97%            --            --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................      $   7.61            --            --            --            --
 Net Assets (000's) ........................................      $      8            --            --            --            --
 Number of units outstanding, end of period (000's) ........             1            --            --            --            --
 Total Return ..............................................         8.92%            --            --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                              YEARS ENDED DECEMBER 31,
                                                               ------------------------------------------------------
                                                                    2001           2000        1999     1998     1997
                                                               -------------   ------------   ------   ------   -----
EQ/EVERGREEN OMEGA (CONCLUDED)
------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................     $   7.59             --      --       --       --
 Net Assets (000's) ........................................           --             --      --       --       --
 Number of units outstanding, end of period (000's) ........           --             --      --       --       --
 Total Return ..............................................        8.89%             --      --       --       --

EQ/FI MID CAP
-------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................     $   8.64        $ 10.03      --       --       --
 Net Assets (000's) ........................................           --             --      --       --       --
 Number of units outstanding, end of period (000's) ........           --             --      --       --       --
 Total Return ..............................................     (13.86)%          0.26%      --       --       --
ACCUMULATOR 0.95% (j)
 Unit value, end of period .................................     $   8.59        $ 10.01      --       --       --
 Net Assets (000's) ........................................     $    163        $    30      --       --       --
 Number of units outstanding, end of period (000's) ........           19              3      --       --       --
 Total Return ..............................................     (14.19)%          0.11%      --       --       --
ACCUMULATOR 1.20% (j)
 Unit value, end of period .................................     $   8.56        $ 10.00      --       --       --
 Net Assets (000's) ........................................     $    163        $    70      --       --       --
 Number of units outstanding, end of period (000's) ........           19              7      --       --       --
 Total Return ..............................................     (14.40)%          0.03%      --       --       --
ACCUMULATOR 1.35% (j)
 Unit value, end of period .................................     $   8.54        $ 10.00      --       --       --
 Net Assets (000's) ........................................     $ 19,702        $ 6,380      --       --       --
 Number of units outstanding, end of period (000's) ........        2,307            638      --       --       --
 Total Return ..............................................     (14.60)%        (0.02)%      --       --       --
ACCUMULATOR 1.55% (j)
 Unit value, end of period .................................     $   8.52        $  9.99      --       --       --
 Net Assets (000's) ........................................     $ 37,641        $ 6,084      --       --       --
 Number of units outstanding, end of period (000's) ........        4,418            609      --       --       --
 Total Return ..............................................     (14.71)%        (0.09)%      --       --       --

----------

(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                              YEARS ENDED DECEMBER 31,
                                                               ------------------------------------------------------
                                                                    2001           2000        1999     1998     1997
                                                               -------------   ------------   ------   ------   -----
EQ/FI MID CAP (CONCLUDED)
-------------------------
ACCUMULATOR 1.60% (j)
 Unit value, end of period .................................     $   8.51        $  9.99      --       --       --
 Net Assets (000's) ........................................     $ 22,500        $ 6,164      --       --       --
 Number of units outstanding, end of period (000's) ........        2,644            617      --       --       --
 Total Return ..............................................     (14.81)%        (0.01)%      --       --       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $   8.49             --      --       --       --
 Net Assets (000's) ........................................     $    297             --      --       --       --
 Number of units outstanding, end of period (000's) ........           35             --      --       --       --
 Total Return ..............................................       16.74%             --      --       --       --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................     $   8.48             --      --       --       --
 Net Assets (000's) ........................................     $     42             --      --       --       --
 Number of units outstanding, end of period (000's) ........            5             --      --       --       --
 Total Return ..............................................       16.73%             --      --       --       --

EQ/FI SMALL/MID CAP VALUE
-------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................     $  11.66        $ 11.27      --       --       --
 Net Assets (000's) ........................................           --             --      --       --       --
 Number of units outstanding, end of period (000's) ........           --             --      --       --       --
 Total Return ..............................................        3.46%          4.61%      --       --       --
ACCUMULATOR 0.95% (j)
 Unit value, end of period .................................     $  11.41        $ 11.08      --       --       --
 Net Assets (000's) ........................................     $    126             --      --       --       --
 Number of units outstanding, end of period (000's) ........           11             --      --       --       --
 Total Return ..............................................        2.98%          4.14%      --       --       --
ACCUMULATOR 1.20% (j)
 Unit value, end of period .................................     $  11.28        $ 10.98      --       --       --
 Net Assets (000's) ........................................     $    417        $    99      --       --       --
 Number of units outstanding, end of period (000's) ........           37              9      --       --       --
 Total Return ..............................................        2.73%          3.88%      --       --       --

----------

(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                              YEARS ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/FI SMALL/MID CAP VALUE (CONCLUDED)
-------------------------------------
ACCUMULATOR 1.35% (j)
 Unit value, end of period .................................     $  11.20        $  10.92      --       --       --
 Net Assets (000's) ........................................     $ 25,267        $  2,435      --       --       --
 Number of units outstanding, end of period (000's) ........        2,256             223      --       --       --
 Total Return ..............................................        2.56%           3.73%      --       --       --
ACCUMULATOR 1.55% (j)
 Unit value, end of period .................................     $  11.09        $  10.84      --       --       --
 Net Assets (000's) ........................................     $ 33,436        $  2,146      --       --       --
 Number of units outstanding, end of period (000's) ........        3,015             198      --       --       --
 Total Return ..............................................        2.31%           3.52%      --       --       --
ACCUMULATOR 1.60% (j)
 Unit value, end of period .................................     $  11.07        $  10.82      --       --       --
 Net Assets (000's) ........................................     $ 23,136        $  2,716      --       --       --
 Number of units outstanding, end of period (000's) ........        2,090             251      --       --       --
 Total Return ..............................................        2.31%           3.46%      --       --       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $  10.96              --      --       --       --
 Net Assets (000's) ........................................     $    340              --      --       --       --
 Number of units outstanding, end of period (000's) ........           31              --      --       --       --
 Total Return ..............................................       13.95%              --      --       --       --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................     $  10.91              --      --       --       --
 Net Assets (000's) ........................................     $    153              --      --       --       --
 Number of units outstanding, end of period (000's) ........           14              --      --       --       --
 Total Return ..............................................       13.94%              --      --       --       --

EQ/INTERNATIONAL EQUITY INDEX
-----------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................     $   9.21        $  12.42      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................     (25.85)%        (18.02)%      --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                   YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                    2001            2000           1999          1998       1997
                                                               -------------   -------------   -----------   -----------   -----
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
-----------------------------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period ..                                    $   9.05        $  12.26        $ 15.02            --      --
 Net Assets (000's) ........................................     $     91        $     61             --            --      --
 Number of units outstanding, end of period (000's) ........           10               5             --            --      --
 Total Return ..............................................     (26.18)%        (18.38)%         26.26%            --      --
ACCUMULATOR 1.20% (c)
 Unit value, end of period ..                                    $   8.96        $  12.16        $ 14.94       $ 11.87      --
 Net Assets (000's) ........................................     $    188        $    231        $   762       $   107      --
 Number of units outstanding, end of period (000's) ........           21              19             51             9      --
 Total Return ..............................................     (26.32)%        (18.61)%         25.86%        18.65%      --
ACCUMULATOR 1.35% (c)
 Unit value, end of period ..                                    $   8.90        $  12.11        $ 14.90       $ 11.85      --
 Net Assets (000's) ........................................     $ 30,714        $ 44,904        $47,963       $21,650      --
 Number of units outstanding, end of period (000's) ........        3,451           3,708          3,219         1,827      --
 Total Return ..............................................     (26.51)%        (18.72)%         25.74%        18.47%      --
ACCUMULATOR 1.55% (h)
 Unit value, end of period ..                                    $   8.83        $  12.04             --            --      --
 Net Assets (000's) ........................................     $ 10,278        $  5,117             --            --      --
 Number of units outstanding, end of period (000's) ........        1,164             425             --            --      --
 Total Return ..............................................     (26.66)%        (18.88)%             --            --      --
ACCUMULATOR 1.60% (c)
 Unit value, end of period ..                                    $   8.81        $  12.02        $ 14.82       $ 11.82      --
 Net Assets (000's) ........................................     $ 22,184        $ 30,423        $14,701       $ 2,931      --
 Number of units outstanding, end of period (000's) ........        2,518           2,531            992           248      --
 Total Return ..............................................     (26.71)%        (18.89)%         25.38%        18.17%      --
ACCUMULATOR 1.80% (d)
 Unit value, end of period ..                                    $   8.74              --             --            --      --
 Net Assets (000's) ........................................     $     44              --             --            --      --
 Number of units outstanding, end of period (000's) ........            5              --             --            --      --
 Total Return ..............................................        0.59%              --             --            --      --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                   YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                   2001           2000            1999           1998       1997
                                                               ------------   ------------   -------------   -----------   -----
EQ/INTERNATIONAL EQUITY INDEX (CONCLUDED)
-----------------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period ..                                    $   8.71             --              --             --      --
 Net Assets (000's) ........................................     $    226             --              --             --      --
 Number of units outstanding, end of period (000's) ........           26             --              --             --      --
 Total Return ..............................................        0.57%             --              --             --      --

EQ/J.P. MORGAN CORE BOND
------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period ..                                    $  12.65       $  11.78              --             --      --
 Net Assets (000's) ........................................           --             --              --             --      --
 Number of units outstanding, end of period (000's) ........           --             --              --             --      --
 Total Return ..............................................        7.39%         10.93%              --             --      --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .. ..............................     $  12.43        $ 11.62        $  10.53             --      --
 Net Assets (000's) ........................................     $    572        $   395              --             --      --
 Number of units outstanding, end of period (000's) ........           46             34              --             --      --
 Total Return ..............................................        6.97%         10.35%         (2.53)%             --      --
ACCUMULATOR 1.20% (c)
 Unit value, end of period ..                                    $  12.30       $  11.54        $  10.47        $ 10.77      --
 Net Assets (000's) ........................................     $  3,444       $  1,627        $  1,455        $ 1,055      --
 Number of units outstanding, end of period (000's) ........          280            141             139             98      --
 Total Return ..............................................        6.59%         10.22%         (2.79)%          7.72%      --
ACCUMULATOR 1.35% (c)
 Unit value, end of period ..                                    $  12.23       $  11.48        $  10.44       $  10.76      --
 Net Assets (000's) ........................................     $182,423       $156,197        $134,029       $ 93,192      --
 Number of units outstanding, end of period (000's) ........       14,916         13,606          12,838          8,661      --
 Total Return ..............................................        6.53%          9.96%         (2.97)%          7.56%      --
ACCUMULATOR 1.55% (h)
 Unit value, end of period ..                                    $  12.13        $ 11.41              --             --      --
 Net Assets (000's) ........................................     $108,479       $ 16,282              --             --      --
 Number of units outstanding, end of period (000's) ........        8,943          1,427              --             --      --
 Total Return ..............................................        6.31%          9.77%              --             --      --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                    2001            2000           1999          1998       1997
                                                               -------------   -------------   -----------   -----------   -----
EQ/J.P. MORGAN CORE BOND (CONCLUDED)
------------------------------------
ACCUMULATOR 1.60% (c)
 Unit value, end of period .................................     $  12.10         $ 11.40        $ 10.39      $ 10.73       --
 Net Assets (000's) ........................................     $127,498        $ 58,277        $21,050      $ 4,067       --
 Number of units outstanding, end of period (000's) ........       10,537           5,112          2,026          379       --
 Total Return ..............................................        6.14%           9.72%        (3.17)%        7.28%       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $  12.00              --             --           --       --
 Net Assets (000's) ........................................     $    936              --             --           --       --
 Number of units outstanding, end of period (000's) ........           78              --             --           --       --
 Total Return ..............................................      (0.89)%              --             --           --       --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................     $  11.96              --             --           --       --
 Net Assets (000's) ........................................     $    371              --             --           --       --
 Number of units outstanding, end of period (000's) ........           31              --             --           --       --
 Total Return ..............................................      (0.84)%              --             --           --       --

EQ/JANUS LARGE CAP GROWTH
-------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................     $   6.45        $   8.42             --           --       --
 Net Assets (000's) ........................................           --              --             --           --       --
 Number of units outstanding, end of period (000's) ........           --              --             --           --       --
 Total Return ..............................................     (23.40)%        (15.82)%             --           --       --
ACCUMULATOR 0.95% (j)
 Unit value, end of period .................................     $   6.41        $   8.41             --           --       --
 Net Assets (000's) ........................................     $    154        $     84             --           --       --
 Number of units outstanding, end of period (000's) ........           24              10             --           --       --
 Total Return ..............................................     (23.78)%        (15.95)%             --           --       --
ACCUMULATOR 1.20% (j)
 Unit value, end of period .................................     $   6.39        $   8.40             --           --       --
 Net Assets (000's) ........................................     $    128        $    244             --           --       --
 Number of units outstanding, end of period (000's) ........           20              29             --           --       --
 Total Return ..............................................     (23.93)%        (16.01)%             --           --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                              YEARS ENDED DECEMBER 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/JANUS LARGE CAP GROWTH (CONCLUDED)
-------------------------------------
ACCUMULATOR 1.35% (j)
 Unit value, end of period .................................     $   6.38        $   8.39      --       --       --
 Net Assets (000's) ........................................     $  9,506        $  6,251      --       --       --
 Number of units outstanding, end of period (000's) ........        1,490             745      --       --       --
 Total Return ..............................................     (23.96)%        (16.06)%      --       --       --
ACCUMULATOR 1.55% (j)
 Unit value, end of period .................................     $   6.36        $   8.39      --       --       --
 Net Assets (000's) ........................................     $ 45,894        $  9,514      --       --       --
 Number of units outstanding, end of period (000's) ........        7,216           1,134      --       --       --
 Total Return ..............................................     (24.20)%        (16.11)%      --       --       --
ACCUMULATOR 1.60% (j)
 Unit value, end of period .................................     $   6.36        $   8.39      --       --       --
 Net Assets (000's) ........................................     $ 24,524        $  2,643      --       --       --
 Number of units outstanding, end of period (000's) ........        3,856           1,315      --       --       --
 Total Return ..............................................     (24.20)%        (16.13)%      --       --       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $   6.34              --      --       --       --
 Net Assets (000's) ........................................     $    152              --      --       --       --
 Number of units outstanding, end of period (000's) ........           24              --      --       --       --
 Total Return ..............................................       10.12%              --      --       --       --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................     $   6.33              --      --       --       --
 Net Assets (000's) ........................................     $     38              --      --       --       --
 Number of units outstanding, end of period (000's) ........            6              --      --       --       --
 Total Return ..............................................       10.07%              --      --       --       --

EQ/LAZARD SMALL CAP VALUE
-------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................     $  12.93        $  11.04      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       17.12%          17.93%      --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                  YEARS ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                   2001          2000          1999          1998        1997
                                                               -----------   -----------   -----------   ------------   -----
EQ/LAZARD SMALL CAP VALUE (CONCLUDED)
-------------------------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................     $ 12.70       $ 10.89       $  9.28            --       --
 Net Assets (000's) ........................................     $   191       $    98            --            --       --
 Number of units outstanding, end of period (000's) ........          15             9            --            --       --
 Total Return ..............................................      16.62%        17.35%         0.77%            --       --
ACCUMULATOR 1.20% (c)
 Unit value, end of period .................................     $ 12.57       $ 10.81       $  9.23       $  9.18       --
 Net Assets (000's) ........................................     $ 1,395       $   443       $   185       $   239       --
 Number of units outstanding, end of period (000's) ........         111            41            20            26       --
 Total Return ..............................................      16.28%        17.12%         0.54%       (8.18)%       --
ACCUMULATOR 1.35% (c)
 Unit value, end of period .................................     $ 12.50       $ 10.76       $  9.20       $  9.17       --
 Net Assets (000's) ........................................     $96,938       $77,633       $62,321       $43,402       --
 Number of units outstanding, end of period (000's) ........       7,755         7,215         6,774         4,733       --
 Total Return ..............................................      16.17%        16.96%         0.33%       (8.32)%       --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................     $ 12.39       $ 10.69            --            --       --
 Net Assets (000's) ........................................     $30,318       $ 6,286            --            --       --
 Number of units outstanding, end of period (000's) ........       2,447           588            --            --       --
 Total Return ..............................................      15.90%        16.69%            --            --       --
ACCUMULATOR 1.60% (c)
 Unit value, end of period .................................     $ 12.37       $ 10.68       $  9.15       $  9.14       --
 Net Assets (000's) ........................................     $40,499       $22,524       $   897       $ 3,144       --
 Number of units outstanding, end of period (000's) ........       3,274         2,109            98           344       --
 Total Return ..............................................      15.82%        16.72%         0.11%       (8.56)%       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $ 12.27            --            --            --       --
 Net Assets (000's) ........................................     $   331            --            --            --       --
 Number of units outstanding, end of period (000's) ........          27            --            --            --       --
 Total Return ..............................................      17.59%            --            --            --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                          YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------------
                                                                   2001       2000     1999     1998     1997
                                                               -----------   ------   ------   ------   -----
EQ/LAZARD SMALL CAP VALUE (CONCLUDED)
-------------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................    $  12.22     --       --       --       --
 Net Assets (000's) ........................................    $    171     --       --       --       --
 Number of units outstanding, end of period (000's) ........          14     --       --       --       --
 Total Return ..............................................      17.57%     --       --       --       --

EQ/MARSICO FOCUS
----------------
ACCUMULATOR 0.50% (n)
 Unit value, end of period .................................    $  11.37     --       --       --       --
 Net Assets (000's) ........................................          --     --       --       --       --
 Number of units outstanding, end of period (000's) ........          --     --       --       --       --
 Total Return ..............................................      13.36%     --       --       --       --
ACCUMULATOR 0.95% (n)
 Unit value, end of period .................................    $  11.36     --       --       --       --
 Net Assets (000's) ........................................    $     11     --       --       --       --
 Number of units outstanding, end of period (000's) ........           1     --       --       --       --
 Total Return ..............................................      13.26%     --       --       --       --
ACCUMULATOR 1.20% (n)
 Unit value, end of period .................................    $  11.35     --       --       --       --
 Net Assets (000's) ........................................    $     23     --       --       --       --
 Number of units outstanding, end of period (000's) ........           2     --       --       --       --
 Total Return ..............................................      13.16%     --       --       --       --
ACCUMULATOR 1.35% (n)
 Unit value, end of period .................................    $  11.34     --       --       --       --
 Net Assets (000's) ........................................    $  1,758     --       --       --       --
 Number of units outstanding, end of period (000's) ........         155     --       --       --       --
 Total Return ..............................................      13.06%     --       --       --       --
ACCUMULATOR 1.55% (n)
 Unit value, end of period .................................    $  11.33     --       --       --       --
 Net Assets (000's) ........................................    $  1,008     --       --       --       --
 Number of units outstanding, end of period (000's) ........          89     --       --       --       --
 Total Return ..............................................      12.98%     --       --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                              YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------
                                                                 2001        2000        1999        1998        1997
                                                             ----------- ----------- ----------- ----------- -----------
EQ/MARSICO FOCUS (CONCLUDED)
----------------------------
ACCUMULATOR 1.60% (n)
 Unit value, end of period .................................   $ 11.33          --          --          --          --
 Net Assets (000's) ........................................   $   884          --          --          --          --
 Number of units outstanding, end of period (000's) ........        78          --          --          --          --
 Total Return ..............................................    12.98%          --          --          --          --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $ 11.32          --          --          --          --
 Net Assets (000's) ........................................   $    11          --          --          --          --
 Number of units outstanding, end of period (000's) ........         1          --          --          --          --
 Total Return ..............................................     6.90%          --          --          --          --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $ 11.32          --          --          --          --
 Net Assets (000's) ........................................   $    23          --          --          --          --
 Number of units outstanding, end of period (000's) ........         2          --          --          --          --
 Total Return ..............................................     6.88%          --          --          --          --

EQ/MERCURY BASIC VALUE EQUITY
-----------------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $ 17.53     $ 16.77     $ 15.14          --          --
 Net Assets (000's) ........................................        --          --          --          --          --
 Number of units outstanding, end of period (000's) ........        --          --          --          --          --
 Total Return ..............................................     4.53%      10.77%      17.81%          --          --
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $ 17.20     $ 16.52     $ 14.98     $ 12.76     $ 11.60
 Net Assets (000's) ........................................   $96,372     $97,270     $86,375     $56,004     $13,711
 Number of units outstanding, end of period (000's) ........     5,603       5,888       5,766       4,389       1,182
 Total Return ..............................................     4.12%      10.28%      17.40%      10.00%      15.97%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $ 17.04     $ 16.40          --          --          --
 Net Assets (000's) ........................................   $18,250     $ 4,904          --          --          --
 Number of units outstanding, end of period (000's) ........     1,071         299          --          --          --
 Total Return ..............................................     3.90%      10.09%          --          --          --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                  2001          2000         1999        1998        1997
                                                             ------------- ------------- ----------- ----------- -----------
EQ/MERCURY BASIC VALUE EQUITY (CONCLUDED)
-----------------------------------------
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  17.00      $  16.37     $  14.88    $  12.71     $ 11.58
 Net Assets (000's) ........................................   $ 26,503      $ 17,663     $  2,574          --          --
 Number of units outstanding, end of period (000's) ........      1,559         1,079          173          --          --
 Total Return ..............................................      3.85%        10.01%       17.07%       9.76%      15.77%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  16.84            --           --          --          --
 Net Assets (000's) ........................................   $    337            --           --          --          --
 Number of units outstanding, end of period (000's) ........         20            --           --          --          --
 Total Return ..............................................     14.69%            --           --          --          --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  16.76            --           --          --          --
 Net Assets (000's) ........................................   $    151            --           --          --          --
 Number of units outstanding, end of period (000's) ........          9            --           --          --          --
 Total Return ..............................................     14.66%            --           --          --          --

EQ/MFS EMERGING GROWTH COMPANIES
--------------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  14.96      $  22.79           --          --          --
 Net Assets (000's) ........................................         --            --           --          --          --
 Number of units outstanding, end of period (000's) ........         --            --           --          --          --
 Total Return ..............................................   (34.36)%      (19.24)%           --          --          --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  14.64      $  22.42      $ 27.88          --          --
 Net Assets (000's) ........................................   $    630      $    785           --          --          --
 Number of units outstanding, end of period (000's) ........         43            35           --          --          --
 Total Return ..............................................   (34.70)%      (19.59)%       72.02%          --          --
ACCUMULATOR 1.20% (a)
 Unit value, end of period .................................   $  14.47      $  22.21     $  27.70    $  16.14    $  12.14
 Net Assets (000's) ........................................   $  2,127      $  4,753     $  6,288    $  2,841    $  1,809
 Number of units outstanding, end of period (000's) ........        147           214          227         176         149
 Total Return ..............................................   (34.85)%      (19.82)%       71.62%      32.95%      21.44%

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ -----------
EQ/MFS EMERGING GROWTH COMPANIES (CONCLUDED)
--------------------------------------------
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $  14.37      $  22.09      $  27.59     $  16.10      $ 12.13
 Net Assets (000's) ........................................   $197,243      $355,053      $377,183     $146,784      $40,357
 Number of units outstanding, end of period (000's) ........     13,726        16,073        13,671        9,117        3,327
 Total Return ..............................................   (34.95)%      (19.93)%        71.37%       32.73%       21.32%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $  14.23      $  21.92            --           --           --
 Net Assets (000's) ........................................   $ 61,829      $ 46,295            --           --           --
 Number of units outstanding, end of period (000's) ........      4,345         2,112            --           --           --
 Total Return ..............................................   (35.08)%      (20.09)%            --           --           --
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  14.20      $  21.88      $  27.40     $  16.03      $ 12.11
 Net Assets (000's) ........................................   $ 81,039      $126,007      $ 46,032     $  3,206      $    24
 Number of units outstanding, end of period (000's) ........      5,707         5,759         1,680          200            2
 Total Return ..............................................   (35.10)%      (20.15)%        70.93%       32.37%       21.11%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  14.07            --            --           --           --
 Net Assets (000's) ........................................         --            --            --           --           --
 Number of units outstanding, end of period (000's) ........         --            --            --           --           --
 Total Return ..............................................     14.93%            --            --           --           --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  14.00            --            --           --           --
 Net Assets (000's) ........................................   $     14            --            --           --           --
 Number of units outstanding, end of period (000's) ........          1            --            --           --           --
 Total Return ..............................................     14.88%            --            --           --           --

EQ/MFS INVESTORS TRUST
----------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $   8.94      $  10.69            --           --           --
 Net Assets (000's) ........................................         --            --            --           --           --
 Number of units outstanding, end of period (000's) ........         --            --            --           --           --
 Total Return ..............................................   (16.37)%       (1.19)%            --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                YEARS ENDED DECEMBER 31,
                                                               -----------------------------------------------------------
                                                                    2001           2000           1999       1998     1997
                                                               -------------   ------------   -----------   ------   -----
EQ/MFS INVESTORS TRUST (CONTINUED)
----------------------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................     $   8.82        $ 10.59        $ 10.77     --       --
 Net Assets (000's) ........................................     $     53        $    21             --     --       --
 Number of units outstanding, end of period (000's) ........            6              2             --     --       --
 Total Return ..............................................     (16.71)%       ( 1.67)%          7.68%     --       --
ACCUMULATOR 1.20% (e)
 Unit value, end of period .................................     $   8.75        $ 10.54        $ 10.74     --       --
 Net Assets (000's) ........................................     $    674        $   443        $   333     --       --
 Number of units outstanding, end of period (000's) ........           77             42             31     --       --
 Total Return ..............................................     (16.98)%       ( 1.86)%          7.41%     --       --
ACCUMULATOR 1.35% (e)
 Unit value, end of period .................................     $   8.71        $ 10.51        $ 10.72     --       --
 Net Assets (000's) ........................................     $ 71,666        $93,959        $64,674     --       --
 Number of units outstanding, end of period (000's) ........        8,228          8,940          6,033     --       --
 Total Return ..............................................     (17.13)%       ( 1.96)%          7.25%     --       --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................     $   8.66        $ 10.47             --     --       --
 Net Assets (000's) ........................................     $ 62,006        $23,683             --     --       --
 Number of units outstanding, end of period (000's) ........        7,160          2,262             --     --       --
 Total Return ..............................................     (17.29)%       ( 2.22)%             --     --       --
ACCUMULATOR 1.60% (e)
 Unit value, end of period .................................     $   8.64        $ 10.45        $ 10.70     --       --
 Net Assets (000's) ........................................     $ 74,779        $73,693        $31,094     --       --
 Number of units outstanding, end of period (000's) ........        8,655          7,052          2,906     --       --
 Total Return ..............................................     (17.32)%       ( 2.34)%          6.98%     --       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $   8.59             --             --     --       --
 Net Assets (000's) ........................................     $    283             --             --     --       --
 Number of units outstanding, end of period (000's) ........           33             --             --     --       --
 Total Return ..............................................        5.17%             --             --     --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ -----------
EQ/MFS INVESTORS TRUST (CONCLUDED)
----------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $   8.56             --            --           --          --
 Net Assets (000's) ........................................   $     51             --            --           --          --
 Number of units outstanding, end of period (000's) ........          6             --            --           --          --
 Total Return ..............................................      5.14%             --            --           --          --

EQ/MFS RESEARCH
---------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  12.83       $  16.49            --           --          --
 Net Assets (000's) ........................................         --             --            --           --          --
 Number of units outstanding, end of period (000's) ........         --             --            --           --          --
 Total Return ..............................................   (22.20)%        (5.73)%            --           --          --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  12.56       $  16.22      $  17.29           --          --
 Net Assets (000's) ........................................   $    515       $    551            --           --          --
 Number of units outstanding, end of period (000's) ........         41             34            --           --          --
 Total Return ..............................................   (22.56)%        (6.19)%        21.95%           --          --
ACCUMULATOR 1.20% (a)
 Unit value, end of period .................................   $  12.41       $  16.07      $  17.17     $  14.12     $ 11.51
 Net Assets (000's) ........................................   $  3,177       $  5,046      $  5,700     $  5,027     $ 3,027
 Number of units outstanding, end of period (000's) ........        256            314           332          356         263
 Total Return ..............................................   (22.78)%        (6.41)%        21.60%       22.68%      15.11%
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $  12.33       $  15.98      $  17.10     $  14.08     $ 11.50
 Net Assets (000's) ........................................   $224,110       $326,024     $ 329,192     $209,975     $60,456
 Number of units outstanding, end of period (000's) ........     18,176         20,402        19,251       14,913       5,257
 Total Return ..............................................   (22.84)%        (6.55)%        21.45%       22.43%      14.99%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $  12.21       $  15.87            --           --          --
 Net Assets (000's) ........................................   $ 62,479       $ 32,930            --           --          --
 Number of units outstanding, end of period (000's) ........      5,117          2,075            --           --          --
 Total Return ..............................................   (23.06)%        (6.72)%            --           --          --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                  2001         2000        1999         1998        1997
                                                             ------------- ----------- ------------ ----------- -----------
EQ/MFS RESEARCH (CONCLUDED)
---------------------------
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  12.18      $ 15.84     $ 16.99     $  14.02    $  11.48
 Net Assets (000's) ........................................   $ 75,370      $93,725     $29,308     $  5,748    $     11
 Number of units outstanding, end of period (000's) ........      6,188        5,917       1,725          410           1
 Total Return ..............................................   (23.11)%      (6.77)%      21.18%       22.13%      14.80%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  12.07           --          --           --          --
 Net Assets (000's) ........................................   $    157           --          --           --          --
 Number of units outstanding, end of period (000's) ........         13           --          --           --          --
 Total Return ..............................................      8.50%           --          --           --          --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  12.01           --          --           --          --
 Net Assets (000's) ........................................   $     84           --          --           --          --
 Number of units outstanding, end of period (000's) ........          7           --          --           --          --
 Total Return ..............................................      8.48%           --          --           --          --

EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  12.57      $ 13.56          --           --          --
 Net Assets (000's) ........................................         --           --          --           --          --
 Number of units outstanding, end of period (000's) ........         --           --          --           --          --
 Total Return ..............................................    (7.30)%        6.25%          --           --          --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  12.31      $ 13.34     $ 12.61           --          --
 Net Assets (000's) ........................................   $    222      $    53          --           --          --
 Number of units outstanding, end of period (000's) ........         18            4          --           --          --
 Total Return ..............................................    (7.72)%        5.79%     (2.29)%           --          --
ACCUMULATOR 1.20% (a)
 Unit value, end of period .................................   $  12.16      $ 13.21     $ 12.52     $  12.85    $  11.53
 Net Assets (000's) ........................................   $  3,940      $ 4,505     $ 5,296     $  6,502    $  4,416
 Number of units outstanding, end of period (000's) ........        324          341         423          506         383
 Total Return ..............................................    (7.95)%        5.51%     (2.57)%       11.45%      15.27%

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------
                                                                  2001         2000          1999         1998         1997
                                                             ------------- ------------ ------------- ------------ -----------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED)
-------------------------------------------
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $  12.08      $  13.14      $  12.47      $  12.82     $ 11.52
 Net Assets (000's) ........................................   $308,934      $368,025      $368,139      $312,077     $93,462
 Number of units outstanding, end of period (000's) ........     25,574        28,008        29,522        24,343       8,113
 Total Return ..............................................    (8.07)%         5.37%       (2.73)%        11.28%      15.15%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $  11.97      $  13.04            --            --          --
 Net Assets (000's) ........................................   $ 73,292      $ 18,504            --            --          --
 Number of units outstanding, end of period (000's) ........      6,123         1,419            --            --          --
 Total Return ..............................................   ( 8.21)%         5.13%            --            --          --
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  11.94      $  13.02       $ 12.39      $  12.76     $ 11.50
 Net Assets (000's) ........................................   $ 49,623      $ 22,850       $12,117      $  9,111     $   196
 Number of units outstanding, end of period (000's) ........      4,156         1,755           978           714          17
 Total Return ..............................................    (8.29)%         5.08%       (2.90)%        10.96%      14.96%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  11.82            --            --            --          --
 Net Assets (000's) ........................................   $    378            --            --            --          --
 Number of units outstanding, end of period (000's) ........         32            --            --            --          --
 Total Return ..............................................      5.39%            --            --            --          --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  11.77            --            --            --          --
 Net Assets (000's) ........................................   $    224            --            --            --          --
 Number of units outstanding, end of period (000's) ........         19            --            --            --          --
 Total Return ..............................................      5.36%            --            --            --          --

EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  14.10      $  18.06            --            --          --
 Net Assets (000's) ........................................         --            --            --            --          --
 Number of units outstanding, end of period (000's) ........         --            --            --            --          --
 Total Return ..............................................   (21.93)%      (12.75)%            --            --          --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ -----------
EQ/PUTNAM INTERNATIONAL EQUITY (CONTINUED)
------------------------------------------
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  13.81      $  17.77      $  20.45           --          --
 Net Assets (000's) ........................................   $    898      $    835            --           --          --
 Number of units outstanding, end of period (000's) ........         65            47            --           --          --
 Total Return ..............................................   (22.28)%      (13.11)%        58.73%           --          --
ACCUMULATOR 1.20% (a)
 Unit value, end of period .................................   $  13.65      $  17.60      $  20.32      $ 12.83     $ 10.87
 Net Assets (000's) ........................................   $  2,102      $  3,203      $  4,044     $  2,438     $ 2,033
 Number of units outstanding, end of period (000's) ........        154           182           199          190         187
 Total Return ..............................................   (22.44)%      (13.39)%        58.38%       18.03%       8.70%
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $  13.55      $  17.50      $  20.23      $ 12.80     $ 10.86
 Net Assets (000's) ........................................   $190,134      $277,078      $278,830     $135,770     $50,054
 Number of units outstanding, end of period (000's) ........     14,032        15,833        13,783       10,607       4,609
 Total Return ..............................................   (22.57)%      (13.49)%        58.05%       17.86%       8.59%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $  13.42      $  17.37            --           --          --
 Net Assets (000's) ........................................   $ 57,277      $ 36,651            --           --          --
 Number of units outstanding, end of period (000's) ........      4,268         2,110            --           --          --
 Total Return ..............................................   (22.74)%      (13.67)%            --           --          --
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  13.39      $  17.34      $  20.10     $ 12.75      $ 10.84
 Net Assets (000's) ........................................   $ 41,857      $ 35,252      $ 15,497     $  5,381     $    43
 Number of units outstanding, end of period (000's) ........      3,126         2,033           771          422           4
 Total Return ..............................................   (22.78)%      (13.73)%        57.65%       17.62%       8.40%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  13.26            --            --           --          --
 Net Assets (000's) ........................................   $    119            --            --           --          --
 Number of units outstanding, end of period (000's) ........          9            --            --           --          --
 Total Return ..............................................      4.31%            --            --           --          --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ -----------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED)
------------------------------------------
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  13.20            --            --           --          --
 Net Assets (000's) ........................................   $    238            --            --           --          --
 Number of units outstanding, end of period (000's) ........         18            --            --           --          --
 Total Return ..............................................      4.31%            --            --           --          --

EQ/PUTNAM INVESTORS GROWTH
--------------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  13.43      $  17.87            --           --          --
 Net Assets (000's) ........................................         --            --            --           --          --
 Number of units outstanding, end of period (000's) ........         --            --            --           --          --
 Total Return ..............................................   (24.85)%      (18.18)%            --           --          --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  13.15      $  17.57      $  21.58           --          --
 Net Assets (000's) ........................................   $    197      $    264            --           --          --
 Number of units outstanding, end of period (000's) ........         15            15            --           --          --
 Total Return ..............................................   (25.16)%      (18.58)%        29.03%           --          --
ACCUMULATOR 1.20% (a)
 Unit value, end of period .................................   $  13.00      $  17.41      $  21.43     $  16.65     $ 12.37
 Net Assets (000's) ........................................   $  2,509      $  4,091      $  5,250     $  2,664     $ 1,534
 Number of units outstanding, end of period (000's) ........        193           235           245          160         124
 Total Return ..............................................   (25.33)%      (18.76)%        28.71%       34.60%      23.66%
ACCUMULATOR 1.35% (a)
 Unit value, end of period .................................   $  12.90      $  17.32      $  21.35     $  16.61     $ 12.35
 Net Assets (000's) ........................................   $213,005      $330,275      $366,238     $167,296     $31,875
 Number of units outstanding, end of period (000's) ........     16,512        19,069        17,154       10,072       2,581
 Total Return ..............................................   (25.52)%      (18.88)%        28.54%       34.49%      23.53%
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................   $  12.78      $  17.19            --           --          --
 Net Assets (000's) ........................................   $ 51,772      $ 32,695            --           --          --
 Number of units outstanding, end of period (000's) ........      4,051         1,902            --           --          --
 Total Return ..............................................   (25.65)%      (19.04)%            --           --          --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                  2001          2000         1999        1998        1997
                                                             ------------- ------------- ----------- ----------- -----------
EQ/PUTNAM INVESTORS GROWTH (CONCLUDED)
--------------------------------------
ACCUMULATOR 1.60% (b)
 Unit value, end of period .................................   $  12.75      $  17.16      $ 21.20     $ 16.54    $  12.33
 Net Assets (000's) ........................................   $ 28,318      $ 28,451      $12,211     $ 4,664          --
 Number of units outstanding, end of period (000's) ........      2,221         1,658          576         282          --
 Total Return ..............................................   (25.70)%      (19.06)%       28.17%      34.14%      23.32%
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................   $  12.63            --           --          --          --
 Net Assets (000's) ........................................   $    139            --           --          --          --
 Number of units outstanding, end of period (000's) ........         11            --           --          --          --
 Total Return ..............................................      6.99%            --           --          --          --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................   $  12.57            --           --          --          --
 Net Assets (000's) ........................................   $     50            --           --          --          --
 Number of units outstanding, end of period (000's) ........          4            --           --          --          --
 Total Return ..............................................      6.97%            --           --          --          --

EQ/SMALL COMPANY INDEX
----------------------
ACCUMULATOR 0.50% (k)
 Unit value, end of period .................................   $  11.40      $  11.22           --          --          --
 Net Assets (000's) ........................................         --            --           --          --          --
 Number of units outstanding, end of period (000's) ........         --            --           --          --          --
 Total Return ..............................................      1.60%       (3.88)%           --          --          --
ACCUMULATOR 0.95% (g)
 Unit value, end of period .................................   $  11.19      $  11.07      $ 11.57          --          --
 Net Assets (000's) ........................................   $    190      $    111           --          --          --
 Number of units outstanding, end of period (000's) ........         17            10           --          --          --
 Total Return ..............................................      1.08%      ( 4.32)%       19.58%          --          --
ACCUMULATOR 1.20% (c)
 Unit value, end of period .................................   $  11.07      $  10.99      $ 11.51     $  9.65          --
 Net Assets (000's) ........................................   $    255      $    198      $   207     $   174          --
 Number of units outstanding, end of period (000's) ........         23            18           18          18          --
 Total Return ..............................................      0.73%       (4.52)%       19.27%     (3.48)%          --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Concluded)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.35%, 1.55%, 1.60%, 1.80% and 1.90%
  annualized) exclude the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                  YEARS ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------
                                                                   2001          2000           1999          1998        1997
                                                               -----------   ------------   -----------   ------------   -----
EQ/SMALL COMPANY INDEX (CONCLUDED)
----------------------------------
ACCUMULATOR 1.35% (c)
 Unit value, end of period .................................     $ 11.01       $ 10.94        $ 11.48       $  9.64       --
 Net Assets (000's) ........................................     $34,472       $36,540        $33,545       $15,520       --
 Number of units outstanding, end of period (000's) ........       3,131         3,340          2,922         1,610       --
 Total Return ..............................................       0.64%       (4.70)%         19.09%       (3.63)%       --
ACCUMULATOR 1.55% (h)
 Unit value, end of period .................................     $ 10.92       $ 10.87             --            --       --
 Net Assets (000's) ........................................     $ 9,009       $ 2,935             --            --       --
 Number of units outstanding, end of period (000's) ........         825           270             --            --       --
 Total Return ..............................................       0.46%       (4.89)%             --            --       --
ACCUMULATOR 1.60% (c)
 Unit value, end of period .................................     $ 10.90       $ 10.86        $ 11.42       $  9.61       --
 Net Assets (000's) ........................................     $16,732       $15,009        $ 5,961       $ 2,028       --
 Number of units outstanding, end of period (000's) ........       1,535         1,382            522           211       --
 Total Return ..............................................       0.37%       (4.90)%         18.83%       (3.87)%       --
ACCUMULATOR 1.80% (d)
 Unit value, end of period .................................     $ 10.81            --             --            --       --
 Net Assets (000's) ........................................     $   108            --             --            --       --
 Number of units outstanding, end of period (000's) ........          10            --             --            --       --
 Total Return ..............................................      18.32%            --             --            --       --
ACCUMULATOR 1.90% (d)
 Unit value, end of period .................................     $ 10.77            --             --            --       --
 Net Assets (000's) ........................................     $    11            --             --            --       --
 Number of units outstanding, end of period (000's) ........           1            --             --            --       --
 Total Return ..............................................      18.29%            --             --            --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on October 1, 1997.
(c)  Units were made available for sale on January 1, 1998.
(d)  Units were made available for sale on October 8, 2001.
(e)  Units were made available for sale on January 4, 1999.
(f)  Units were made available for sale on May 1, 1999.
(g)  Units were made available for sale on September 27, 1999.
(h)  Units were made available for sale on March 1, 2000.
(i)  Units were made available for sale on May 2, 2000.
(j)  Units were made available for sale on September 5, 2000.
(k)  Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index occurred on October 6, 2000 (See Note 5).
(m) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for EQ/Balanced occurred on May 18, 2001. Units in EQ/Balanced were made available for sale on May 18, 2001 (See Note 5).
(n)  Units were made available for sale on September 4, 2001.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2001


9. Investment Income Ratio

Shown below is the Investment Income ratio throughout the periods indicated.

These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                                  YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                  2001         2000         1999         1998         1997
                                               ----------   ----------   ----------   ----------   ----------
 EQ/Aggressive .............................    0.28%        0.17%        0.14%        0.40%       0.04%
 EQ/Alliance Common Stock ..................    2.15%        0.45%        0.58%        0.35%       0.30%
 EQ/Alliance Global ........................       --        0.17%           --        0.99%       2.42%
 EQ/Alliance Growth Investors ..............    1.67%        1.53%        1.34%        1.77%       2.93%
 EQ/Alliance High Yield ....................   10.30%       11.18%       12.15%       11.53%       9.88%
 EQ/Alliance Money Market ..................    3.76%        5.90%        5.09%        4.86%       5.49%
 EQ/Alliance Premier Growth ................    0.01%        0.79%        0.73%           --          --
 EQ/Alliance Small Cap Growth ..............    1.04%           --           --           --       0.01%
 EQ/Alliance Technology ....................    0.01%           --           --           --          --
 EQ/AXP New Dimensions .....................    0.30%           --           --           --          --
 EQ/AXP Strategy Aggressive ................       --        0.38%           --           --          --
 EQ/Balanced ...............................    3.88%           --           --           --          --
 EQ/Bernstein Diversified Value ............    1.05%        0.89%        2.97%        1.04%          --
 EQ/Calvert Socially Responsible ...........       --           --           --           --          --
 EQ/Capital Guardian International .........    1.77%        0.47%           --           --          --
 EQ/Capital Guardian Research ..............    0.22%        1.69%        0.42%           --          --
 EQ/Capital Guardian U.S. Equity ...........    0.32%        2.33%        1.28%           --          --
 EQ/Equity 500 Index .......................    0.85%        1.96%        0.91%        0.90%       1.35%
 EQ/Evergreen Omega ........................    0.01%        0.30%        0.66%           --          --
 EQ/FI MidCap ..............................    0.23%        0.41%           --           --          --
 EQ/FI Small/Mid Cap Value .................    0.97%        2.30%           --           --       0.01%
 EQ/International Equity Index .............    0.33%        1.00%        2.06%        2.30%          --
 EQ/JP Morgan Core Bond ....................    5.43%        6.03%        5.52%        6.77%          --
 EQ/Janus Large Cap Growth .................    0.01%        0.32%           --           --          --
 EQ/Lazard Small Cap Value .................    4.42%        2.89%        1.21%        0.52%          --
 EQ/Marsico Focus ..........................       --           --           --           --          --
 EQ/Mercury Basic Value Equity .............    3.46%        5.55%        7.32%        6.59%       2.85%
 EQ/MFS Emerging Growth Companies ..........    0.02%        2.00%        2.72%           --       6.74%
 EQ/MFS Investors Trust ....................    0.44%        0.42%        0.69%           --          --
 EQ/MFS Research ...........................    0.10%        0.92%        2.92%        0.39%       2.84%
 EQ/Emerging Markets Equity ................       --        8.09%        1.78%        0.66%          --
 EQ/Putnam Growth and Income Value .........    0.96%        1.01%        7.64%        2.46%       2.29%
 EQ/Putnam International Equity ............    0.66%        9.45%        9.81%        0.04%       0.15%
 EQ/Putnam Investors Growth ................       --        1.59%        2.74%        0.11%       2.60%
 EQ/Small Company Index ....................    0.58%        7.05%        6.67%        3.62%          --

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2001 and December 31, 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 6, 2002, except as to Note 15, for which the date is February 28, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                DECEMBER 31  December 31,
                                                                   2001         2000
                                                                ------------ ------------
                                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value .............   $   23,265.9   $   20,659.4
    Held to maturity, at amortized cost .....................           --            204.6
  Mortgage loans on real estate .............................        4,333.3        4,712.6
  Equity real estate ........................................          875.7        1,017.8
  Policy loans ..............................................        4,100.7        4,034.6
  Other equity investments ..................................          756.6        2,427.2
  Other invested assets .....................................          738.2          765.8
                                                                ------------   ------------
      Total investments .....................................       34,070.4       33,822.0
Cash and cash equivalents ...................................          627.8        2,116.8
Cash and securities segregated, at estimated fair value .....        1,415.2        1,306.3
Broker-dealer related receivables ...........................        1,950.9        1,900.3
Deferred policy acquisition costs ...........................        5,513.7        5,128.8
Intangible assets, net ......................................        3,370.2        3,525.8
Amounts due from reinsurers .................................        2,233.7        2,097.9
Loans to affiliates .........................................          400.0           --
Other assets ................................................        3,754.1        3,787.4
Separate Accounts assets ....................................       46,947.3       51,705.9
                                                                ------------   ------------

TOTAL ASSETS ................................................   $  100,283.3   $  105,391.2
                                                                ============   ============

LIABILITIES
Policyholders' account balances .............................   $   20,939.1   $   20,445.8
Future policy benefits and other policyholders liabilities ..       13,539.4       13,432.1
Broker-dealer related payables ..............................        1,260.7        1,283.0
Customers related payables ..................................        1,814.5        1,636.9
Amounts due to reinsurers ...................................          798.5          730.3
Short-term and long-term debt ...............................        1,475.5        1,630.2
Federal income taxes payable ................................        1,885.0        2,003.3
Other liabilities ...........................................        1,702.0        1,650.7
Separate Accounts liabilities ...............................       46,875.5       51,632.1
Minority interest in equity of consolidated subsidiaries ....        1,776.0        1,820.4
Minority interest subject to redemption rights ..............          651.4          681.1
                                                                ------------   ------------
      Total liabilities .....................................       92,717.6       96,945.9
                                                                ------------   ------------

Commitments and contingencies (Notes 11, 13, 14, 15, 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding ....................................            2.5            2.5
Capital in excess of par value ..............................        4,694.6        4,723.8
Retained earnings ...........................................        2,653.2        3,706.2
Accumulated other comprehensive income ......................          215.4           12.8
                                                                ------------   ------------
      Total shareholder's equity ............................        7,565.7        8,445.3
                                                                ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..................   $  100,283.3   $  105,391.2
                                                                ============   ============

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                    2001          2000          1999
                                                                 ----------    ----------    ----------
                                                                             (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income .....................................................   $  1,342.3    $  1,413.3    $  1,257.5
Premiums .....................................................      1,019.9       1,175.0       1,177.1
Net investment income ........................................      2,404.3       2,751.9       2,815.1
Gain on sale of equity investee ..............................         --         1,962.0          --
Investment losses, net .......................................       (207.3)       (791.8)       (108.2)
Commissions, fees and other income ...........................      3,108.5       2,730.8       2,178.2
                                                                 ----------    ----------    ----------
      Total revenues .........................................      7,667.7       9,241.2       7,319.7
                                                                 ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ......................................      1,886.9       2,060.3       2,048.6
Interest credited to policyholders' account balances .........        981.7       1,048.5       1,092.8
Compensation and benefits ....................................      1,221.1         809.0       1,020.1
Commissions ..................................................        742.1         779.3         528.7
Distribution plan payments ...................................        488.0         476.0         346.6
Amortization of deferred sales commissions ...................        230.8         219.7         163.9
Interest expense .............................................        102.6         116.3          93.0
Amortization of deferred policy acquisition costs ............        287.9         309.0         380.0
Capitalization of deferred policy acquisition costs ..........       (746.4)       (778.1)       (709.8)
Writedown of deferred policy acquisition costs ...............         --            --           131.7
Rent expense .................................................        156.2         120.1         113.9
Amortization of intangible assets, net .......................        178.2          65.0           4.9
Expenses related to AXA's minority interest acquisition ......         --           493.9          --
Other operating costs and expenses ...........................        845.7         936.7         795.4
                                                                 ----------    ----------    ----------
      Total benefits and other deductions ....................      6,374.8       6,655.7       6,009.8
                                                                 ----------    ----------    ----------

Earnings from continuing operations before Federal
  income taxes and minority interest .........................      1,292.9       2,585.5       1,309.9
Federal income tax expense ...................................       (316.2)       (958.3)       (332.0)
Minority interest in net income of consolidated subsidiaries .       (370.1)       (330.3)       (199.4)
                                                                 ----------    ----------    ----------

Earnings from continuing operations ..........................        606.6       1,296.9         778.5
Earnings from discontinued operations, net of Federal
    income taxes .............................................         43.9          58.6          28.1
Cumulative effect of accounting change, net of Federal
    income taxes .............................................         (3.5)         --            --
                                                                 ----------    ----------    ----------
Net Earnings .................................................   $    647.0    $  1,355.5    $    806.6
                                                                 ==========    ==========    ==========


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  2001          2000          1999
                                                               ----------    ----------    ----------
                                                                            (IN MILLIONS)
Common stock, at par value, beginning and end of year ......   $      2.5    $      2.5    $      2.5
                                                               ----------    ----------    ----------

Capital in excess of par value, beginning of year ..........      4,723.8       3,557.2       3,110.2
(Decrease) increase in additional paid in capital in
  excess of par value ......................................        (29.2)      1,166.6         447.0
                                                               ----------    ----------    ----------
Capital in excess of par value, end of year ................      4,694.6       4,723.8       3,557.2
                                                               ----------    ----------    ----------

Retained earnings, beginning of year .......................      3,706.2       2,600.7       1,944.1
Net earnings ...............................................        647.0       1,355.5         806.6
Shareholder dividends paid .................................     (1,700.0)       (250.0)       (150.0)
                                                               ----------    ----------    ----------
Retained earnings, end of year .............................      2,653.2       3,706.2       2,600.7
                                                               ----------    ----------    ----------

Accumulated other comprehensive income (loss),
  beginning of year ........................................         12.8        (392.9)        355.8
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
Accumulated other comprehensive income (loss), end of year .        215.4          12.8        (392.9)
                                                               ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................   $  7,565.7    $  8,445.3    $  5,767.5
                                                               ==========    ==========    ==========

COMPREHENSIVE INCOME
Net earnings ...............................................   $    647.0    $  1,355.5    $    806.6
                                                               ----------    ----------    ----------
Change in unrealized gains (losses), net of reclassification
   adjustments .............................................        202.6         405.7        (776.9)
Minimum pension liability adjustment .......................         --            --            28.2
                                                               ----------    ----------    ----------
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
COMPREHENSIVE INCOME .......................................   $    849.6    $  1,761.2    $     57.9
                                                               ==========    ==========    ==========












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                               2001          2000          1999
                                                                           -----------    ----------    -----------
                                                                                        (IN MILLIONS)

Net earnings .........................................................     $     647.0    $  1,355.5    $     806.6
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............           981.7       1,048.5        1,092.8
  Universal life and investment-type product
    policy fee income ................................................        (1,342.3)     (1,413.3)      (1,257.5)
  Net change in broker-dealer and customer related
    receivables/payables .............................................           181.0        (422.9)        (119.9)
  Gain on sale of equity investee ....................................            --        (1,962.0)          --
  Investment losses, net .............................................           207.3         791.8          108.2
  Expenses related to AXA's minority interest acquisition ............            --           493.9           --
  Change in deferred policy acquisition costs ........................          (456.5)       (462.4)        (195.2)
  Change in future policy benefits ...................................           (15.1)       (825.6)          23.8
  Change in property and equipment ...................................          (228.5)       (321.0)        (256.3)
  Change in Federal income tax payable ...............................          (231.5)      2,100.2          134.8
  Purchase of segregated cash and securities, net ....................          (108.8)       (610.4)          --
  Other, net .........................................................           485.4         289.3           18.7
                                                                           -----------    ----------    -----------

Net cash provided by operating activities ............................           119.7          61.6          356.0
                                                                           -----------    ----------    -----------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,454.6       2,525.3        2,512.3
  Sales ..............................................................         9,285.2       8,069.2        7,729.5
  Purchases ..........................................................       (11,833.9)     (9,660.0)     (11,439.5)
  Decrease (increase) in short-term investments ......................           159.6         141.5         (182.0)
  Sale of equity investee ............................................            --         1,580.6           --
  Subsidiary acquisition .............................................            --        (1,480.0)          --
  Loans to affiliates ................................................          (400.0)         --             --
  Other, net .........................................................           (79.4)       (162.1)         (94.0)
                                                                           -----------    ----------    -----------

Net cash (used) provided by investing activities .....................          (413.9)      1,014.5       (1,473.7)
                                                                           -----------    ----------    -----------

Cash flows from financing activities: Policyholders' account balances:
    Deposits .........................................................         3,198.8       2,695.6        2,403.3
    Withdrawals and transfers to Separate Accounts ...................        (2,458.1)     (3,941.8)      (1,818.7)
  Net (decrease) increase in short-term financings ...................          (552.8)        225.2          378.2
  Additions to long-term debt ........................................           398.1            .3             .2
  Shareholder dividends paid .........................................        (1,700.0)       (250.0)        (150.0)
  Proceeds from newly issued Alliance units ..........................            --         1,600.0           --
  Other, net .........................................................           (80.8)         15.6         (183.6)
                                                                           -----------    ----------    -----------

Net cash (used) provided by financing activities .....................        (1,194.8)        344.9          629.4
                                                                           -----------    ----------    -----------

Change in cash and cash equivalents ..................................        (1,489.0)      1,421.0         (488.3)
Cash and cash equivalents, beginning of year .........................         2,116.8         695.8        1,184.1
                                                                           -----------    ----------    -----------

Cash and Cash Equivalents, End of Year ...............................     $     627.8    $  2,116.8    $     695.8
                                                                           ===========    ==========    ===========

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                    CONTINUED

                                         2001       2000       1999
                                       --------   --------   --------
                                                (IN MILLIONS)
Supplemental cash flow information
  Interest Paid ..................     $   82.1   $   97.0   $   92.2
                                       ========   ========   ========
  Income Taxes Paid ..............     $  524.2   $  358.2   $  116.5
                                       ========   ========   ========



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and
        40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.2% at December 31, 2001, and together with the Holding Company's economic interest in Alliance exceeds 50%. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for Alliance Units.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

        Effective January 1, 2002, AXA Client Solutions, LLC ("AXA Client Solutions"), a wholly owned subsidiary of the Holding Company, transferred to the Holding Company all of the outstanding equity in Equitable Life and AXA Distribution. Accordingly, those two companies are now direct, wholly owned subsidiaries of the Holding Company.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

        All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2001," "2000" and "1999" refer to the years ended December 31, 2001, 2000 and 1999, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Closed Block

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2001 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2001 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements

        On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provisions of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operation or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        The Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation. Prior period reclassifications have been made to include Closed Block assets, liabilities, revenues and expenses on a line-by-line basis as required by SOP 00-3.

        SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 is effective for transfers after March 31, 2001 and is principally applied prospectively. During 2001, no significant transactions were impacted by SFAS No. 140.

        In June 2001, the FASB issued SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 141 requires all business combinations initiated after June 30, 2001 to be accounted for using only the purchase method. Under SFAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be tested for impairment. Other intangible assets will continue to be amortized over their useful lives and periodically tested for recoverability. Adoption of SFAS No. 142 is required as of January 1, 2002, at which time the amortization of goodwill ceases. Amortization of goodwill and other intangible assets for 2001 was approximately $95.9 million, net of minority interest of $82.3 million, of which $84.7 million, net of minority interest of $72.4 million, related to goodwill. Impairment losses for goodwill and indefinite-lived intangible assets that result from initial application of SFAS No. 142 will be reported as the cumulative effect of a change in accounting principle. Management's preliminary analysis suggests that no impairment of goodwill should result upon adoption of SFAS No. 142. Management will be formally assessing the impairment aspect of implementation of SFAS No. 142 during 2002. SFAS No. 144, effective beginning in first quarter 2002, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of", except for the removal of goodwill from its scope and inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 144 will have no effect on the net earnings of the Company upon its adoption on January 1, 2002.

        Investments

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. Those fixed maturities which the Company has both the ability and the intent to hold to maturity are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses), net ("investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield, excluding policy loans, was 8.0% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. Equitable Life also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder upon annuitization after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity that may be in excess of what the contract account value can purchase at current annuity purchase rates. Equitable Life bears the risk that a protracted significant downturn in the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life partially reinsures its exposure to the GMDB liability and reinsures approximately 80.0% of its liability exposure resulting from the GMIB feature. GAAP prohibits the recording of reserves for the potential benefit payments resulting from these features.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.37% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $104.2 million and $120.3 million at December 31, 2001 and 2000, respectively. At December

        31, 2001 and 2000, respectively, $1,101.8 million and $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see
        Note 11). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                        2001       2000       1999
                                                      -------    --------   --------
                                                              (IN MILLIONS)
        Incurred benefits related to current year     $  44.0    $   56.1   $  150.7
        Incurred benefits related to prior years.       (10.6)       15.0       64.7
                                                      -------    --------   --------
        Total Incurred Benefits .................     $  33.4    $   71.1   $  215.4
                                                      =======    ========   ========

        Benefits paid related to current year ...     $  10.7    $   14.8   $   28.9
        Benefits paid related to prior years ....        38.8       106.0      189.8
                                                      -------    --------   --------
        Total Benefits Paid .....................     $  49.5    $  120.8   $  218.7
                                                      =======    ========   ========

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2001, participating policies, including those in the Closed Block, represent approximately 19.0% ($38.5 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2001, 2000 and 1999, investment results of such Separate Accounts were (losses) gains of $(2,214.4) million, $8,051.7 million and $6,045.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses

        Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which Sanford C. Bernstein & Co., LLC ("SCB"), a wholly owned subsidiary of Alliance, acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges received from shareholders of those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2001 and 2000, respectively, deferred sales commissions totaled $648.2 million and $715.7 million and are included within Other assets.

        Other Accounting Policies

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.42 billion have been segregated in a special reserve bank custody account at December 31, 2001 for the exclusive benefit of securities broker dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121. If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period ending October 2002 by allowing the 40.8 million Alliance Units to be sold to the Holding Company at the prevailing market price over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS       GROSS
                                                     AMORTIZED   UNREALIZED  UNREALIZED   ESTIMATED
                                                       COST        GAINS      LOSSES     FAIR VALUE
                                                    -----------   --------   --------    -----------
                                                                      (IN MILLIONS)
        DECEMBER 31, 2001
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  18,582.9   $  663.5   $  291.7   $  18,954.7
            Mortgage-backed ...................         2,428.7       39.1        5.5       2,462.3
            U.S. Treasury, government and
              agency securities ...............         1,113.5       62.3        1.5       1,174.3
            States and political subdivisions .           138.9        6.8        1.3         144.4
            Foreign governments ...............           143.1       15.6        1.0         157.7
            Redeemable preferred stock ........           379.6       16.5       23.6         372.5
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  22,786.7   $  803.8   $  324.6   $  23,265.9
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      54.9   $    5.8   $    1.6   $      59.1
          Trading securities ..................             4.9         .9        3.4           2.4
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $      59.8   $    6.7   $    5.0   $      61.5
                                                    ===========   ========   ========   ===========


        December 31, 2000
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  16,447.6   $  328.1   $  363.8   $  16,411.9
            Mortgage-backed ...................         2,304.5       20.2        7.8       2,316.9
            U.S. Treasury, government and
              agency securities ...............         1,226.4       51.3         .4       1,277.3
            States and political subdivisions .           125.4        4.8        1.1         129.1
            Foreign governments ...............           191.4       17.8        5.3         203.9
            Redeemable preferred stock ........           315.7       13.5        8.9         320.3
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  20,611.0   $  435.7   $  387.3   $  20,659.4
                                                    ===========   ========   ========   ===========

          Held to Maturity:  Corporate ........     $     204.6   $    6.0   $     .1   $     210.5
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      31.4   $    2.2   $    4.6   $      29.0
          Trading securities ..................         1,607.1        2.5       46.3       1,563.3
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $   1,638.5   $    4.7   $   50.9   $   1,592.3
                                                    ===========   ========   ========   ===========


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value having an amortized cost of $5,368.3 million and $5,079.7 million, respectively, had estimated fair values of $5,453.8 million and $5,093.3 million, respectively.

        The contractual maturity of bonds at December 31, 2001 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)
        Due in one year or less................................................  $      369.0       $      371.3
        Due in years two through five..........................................       4,844.7            4,993.8
        Due in years six through ten...........................................       8,263.3            8,422.1
        Due after ten years....................................................       6,501.4            6,643.9
        Mortgage-backed securities.............................................       2,428.7            2,462.3
                                                                                 ------------       ------------
        Total..................................................................  $   22,407.1       $   22,893.4
                                                                                 ============       ============


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2001, approximately 7.9% of the $22,407.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2001 and 2000 were $695.2 million and $834.7 million, respectively.

        At December 31, 2001, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $170.1 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $31.5 million and $116.9 million at December 31, 2001 and 2000, respectively. Gross interest income on these loans included in net investment income aggregated $3.2 million, $9.7 million and $10.3 million in 2001, 2000 and 1999, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.2 million, $11.0 million and $11.7 million in 2001, 2000 and 1999, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                         DECEMBER 31,
                                                                             --------------       --------------
                                                                                   2001                 2000
                                                                             --------------       --------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......  $        114.2       $        170.9
        Impaired mortgage loans without investment valuation allowances....            30.6                  5.8
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................           144.8                176.7
        Investment valuation allowances....................................           (19.2)               (45.7)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $        125.6       $        131.0
                                                                             ==============       ==============

        During 2001, 2000 and 1999, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $169.8 million and $178.8 million. Interest income recognized on these impaired mortgage loans totaled $7.2 million, $12.4 million and $15.3 million ($.4 million, $.5 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2001 and 2000, the carrying value of equity real estate held for sale amounted to $216.6 million and $587.0 million, respectively. For 2001, 2000 and 1999, respectively, real estate of $64.8 million, $21.6 million and $20.5 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned $376.5 million and $364.2 million, respectively, of real estate acquired in satisfaction of debt of which $11.1 million and $21.3 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $160.3 million and $209.9 million at December 31, 2001 and 2000, respectively. Depreciation expense on real estate totaled $16.1 million, $21.7 million and $22.5 million for 2001, 2000 and 1999, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                          2001               2000                1999
                                                                     -------------       ------------       ------------
                                                                                         (IN MILLIONS)
                Balances, beginning of year........................  $       126.2       $      177.9       $      257.2
                Additions charged to income........................           40.0               68.2               83.1
                Deductions for writedowns and
                  asset dispositions...............................          (78.6)            (119.9)            (162.4)
                                                                     -------------       ------------       ------------
                Balances, End of Year..............................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

                Balances, end of year comprise:
                  Mortgage loans on real estate....................  $        19.3       $       50.5       $       32.1
                  Equity real estate...............................           68.3               75.7              145.8
                                                                     -------------       ------------       ------------
                Total..............................................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

4)      JOINT VENTURES AND PARTNERSHIPS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures and in limited partnership interests accounted for under the equity method with a total carrying value of $883.9 million and $1,037.2 million, respectively, at December 31, 2001 and 2000. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(37.4) million, $242.2 million and $89.1 million, respectively, for 2001, 2000 and 1999.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (10 and 14 individual ventures at December 31, 2001 and 2000, respectively) and the Company's carrying value and equity in net (losses) earnings for those real estate joint ventures and limited partnership interests:


                                                                              DECEMBER 31,
                                                                          --------   --------
                                                                            2001       2000
                                                                          --------   --------
                                                                             (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost .............     $  570.5   $  657.7
        Investments in securities, generally at estimated fair value         255.7      226.6
        Cash and cash equivalents ...................................         23.7       34.5
        Other assets ................................................         39.4       63.5
                                                                          --------   --------
        Total Assets ................................................     $  889.3   $  982.3
                                                                          ========   ========

        Borrowed funds - third party ................................     $  269.6   $   53.8
        Borrowed funds - the Company ................................         --         12.9
        Other liabilities ...........................................         20.3       22.5
                                                                          --------   --------
        Total liabilities ...........................................        289.9       89.2
                                                                          --------   --------

        Partners' capital ...........................................        599.4      893.1
                                                                          --------   --------
        Total Liabilities and Partners' Capital .....................     $  889.3   $  982.3
                                                                          ========   ========

        The Company's carrying value in these entities included above     $  188.2   $  214.6
                                                                          ========   ========



                                                              2001       2000        1999
                                                            -------    --------    --------
                                                                     (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ........     $  95.6    $  147.6    $  180.5
        Revenues of other limited partnership interests        29.8        16.5        85.0
        Interest expense - third party ................       (11.5)      (17.0)      (26.6)
        Interest expense - the Company ................         (.7)       (2.0)       (2.5)
        Other expenses ................................       (58.2)      (88.0)     (133.0)
                                                            -------    --------    --------
        Net Earnings ..................................     $  55.0    $   57.1    $  103.4
                                                            =======    ========    ========

        The Company's equity in net earnings of these
          entities included above .....................     $  13.2    $   17.8    $    9.5
                                                            =======    ========    ========

5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                             2001          2000          1999
                                          ----------    ----------    ----------
                                                      (IN MILLIONS)
        Fixed maturities ............     $  1,662.4    $  1,761.8    $  1,811.8
        Mortgage loans on real estate          361.6         387.1         398.7
        Equity real estate ..........          166.2         207.2         271.5
        Other equity investments ....          (50.4)        138.2         168.4
        Policy loans ................          268.2         258.3         246.8
        Other investment income .....          213.4         208.2         166.4
                                          ----------    ----------    ----------

          Gross investment income ...        2,621.4       2,960.8       3,063.6
          Investment expenses .......         (217.1)       (208.9)       (248.5)
                                          ----------    ----------    ----------

        Net Investment Income .......     $  2,404.3    $  2,751.9    $  2,815.1
                                          ==========    ==========    ==========

        Investment (losses) gains including changes in the valuation allowances follow:

                                                     2001        2000        1999
                                                   --------    --------    --------
                                                             (IN MILLIONS)

        Fixed maturities .....................     $ (225.2)   $ (795.0)   $ (294.9)
        Mortgage loans on real estate ........        (11.4)      (18.0)       (1.9)
        Equity real estate ...................         34.5         1.6       (15.8)
        Other equity investments .............        (13.0)      (23.4)       92.9
        Issuance and sales of Alliance Units .         (2.3)        3.9         5.5
        Issuance and sales of DLJ common stock         --          38.8       106.0
        Other ................................         10.1          .3        --
                                                   --------    --------    --------
         Investment Losses, Net ..............     $ (207.3)   $ (791.8)   $ (108.2)
                                                   ========    ========    ========



        Writedowns of fixed maturities amounted to $287.5 million, $635.5 million and $226.5 million for 2001, 2000 and 1999, respectively, including $499.2 million in fourth quarter 2000.

        For 2001, 2000 and 1999, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,372.3 million, $7,685.5 million and $7,782.7 million. Gross gains of $156.2 million, $79.7 million and $76.2 million and gross losses of $115.9 million, $220.9 million and $220.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2001, 2000 and 1999 amounted to $429.5 million, $954.5 million and $(1,668.8)
        million, respectively.

        In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $25.0 million and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $2.4 million and $1,563.3 million and costs of $4.9 million and $1,607.1 million at December 31, 2001 and 2000, respectively.

        For 2001, 2000 and 1999, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $96.7 million, $110.6 million and $131.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:


                                                                  2001        2000        1999
                                                                --------    --------    ----------
                                                                         (IN MILLIONS)

        Balance, beginning of year ........................     $   12.9    $ (392.8)   $    384.1
        Changes in unrealized investment (losses) gains ...        436.0       979.7      (1,821.3)
        Changes in unrealized investment losses (gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (48.6)      (18.3)         25.0
            DAC ...........................................        (71.6)     (262.1)        493.1
            Deferred Federal income taxes .................       (113.2)     (293.6)        526.3
                                                                --------    --------    ----------
        Balance, End of Year ..............................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities ..............................     $  496.0    $   65.9    $   (904.6)
            Other equity investments ......................          4.3        (2.3)        (22.2)
            Other .........................................         (1.9)       (1.2)          9.4
                                                                --------    --------    ----------
              Total .......................................        498.4        62.4        (917.4)
          Amounts of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (63.9)      (15.3)          3.0
              DAC .........................................        (99.9)      (28.3)        233.8
              Deferred Federal income taxes ...............       (119.1)       (5.9)        287.8
                                                                --------    --------    ----------
        Total .............................................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========


        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)

        Unrealized gains (losses) on investments .......................    $   215.5    $    12.9    $   (392.8)
        Minimum pension liability ......................................          (.1)         (.1)          (.1)
                                                                            ---------    ---------    ----------
        Total Accumulated Other

          Comprehensive Income (Loss) ..................................    $   215.4    $    12.8    $   (392.9)
                                                                            =========    =========    ==========




        The components of other comprehensive income (loss) for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)
        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period ..................................................   $   525.2    $   191.0    $ (1,625.6)
          (Gains) losses reclassified into net earnings
            during the period ...........................................       (89.2)       788.7        (195.7)
                                                                            ---------    ---------    ----------
        Net unrealized gains (losses) on investments ....................       436.0        979.7      (1,821.3)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes .......................      (233.4)      (574.0)      1,044.4
                                                                            ---------    ---------    ----------

        Change in unrealized gains (losses), net of
            adjustments .................................................       202.6        405.7        (776.9)
        Change in minimum pension liability .............................        --           --            28.2
                                                                            ---------    ---------    ----------

        Total Other Comprehensive Income (Loss) .........................   $   202.6    $   405.7    $   (748.7)
                                                                            =========    =========    ==========

7)      CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                         DECEMBER 31,  December 31,
                                                                             2001         2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances
           and other ................................................     $  9,049.9   $  9,026.4
        Other liabilities ...........................................           53.6         35.6
                                                                          ----------   ----------
        Total Closed Block liabilities ..............................        9,103.5      9,062.0
                                                                          ----------   ----------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
        (amortized
          cost of $4,600.4 and $4,373.5) ............................        4,705.7      4,408.0
        Mortgage loans on real estate ...............................        1,514.4      1,581.8
        Policy loans ................................................        1,504.4      1,557.7
        Cash and other invested assets ..............................          141.0        174.7
        Other assets ................................................          214.7        238.9
                                                                          ----------   ----------
         Total assets designated to the Closed Block ................        8,080.2      7,961.1
                                                                          ----------   ----------


        Excess of Closed Block liabilities over assets designated to
           the Closed Block .........................................        1,023.3      1,100.9
        Amounts included in accumulated other comprehensive income:
             Net unrealized investment gains, net of deferred Federal
               income tax of $20.4 and $12.2 ........................           37.8         22.7
                                                                          ----------   ----------


        Maximum Future Earnings To Be Recognized From Closed Block

           Assets and Liabilities ...................................     $  1,061.1   $  1,123.6
                                                                           ==========   ==========

        Closed Block revenues and expenses were as follows:

                                                        2001          2000          1999
                                                     ----------    ----------    ----------
                                                                 (IN MILLIONS)

        REVENUES:
        Premiums and other income ..............     $    571.5    $    594.7    $    619.1
        Investment income (net of investment
        expenses of $3.0, $8.1, and $15.8) .....          583.5         578.7         574.2
        Investment losses, net .................          (42.3)        (35.8)        (11.3)
                                                     ----------    ----------    ----------
        Total revenues .........................        1,112.7       1,137.6       1,182.0
                                                     ----------    ----------    ----------

        BENEFITS AND
        OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ..        1,009.3       1,025.2       1,024.7
        Other operating costs and expenses .....            4.7           5.2           5.5
                                                     ----------    ----------    ----------
        Total benefits and other deductions ....        1,014.0       1,030.4       1,030.2
                                                     ----------    ----------    ----------

        Net revenues before Federal income taxes           98.7         107.2         151.8
        Federal income taxes ...................          (36.2)        (38.2)        (60.3)
                                                     ----------    ----------    ----------
        Net Revenues ...........................     $     62.5    $     69.0    $     91.5
                                                     ==========    ==========    ==========

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                DECEMBER 31,
                                                                            ------------------
                                                                              2001       2000
                                                                            -------    -------
                                                                               (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances ..     $  26.7    $  26.7
        Impaired mortgage loans without investment valuation allowances         6.5        4.0
                                                                            -------    -------
        Recorded investment in impaired mortgages .....................        33.2       30.7
        Investment valuation allowances ...............................        (5.8)      (8.7)
                                                                            -------    -------
        Net Impaired Mortgage Loans ...................................     $  27.4    $  22.0
                                                                            =======    =======

        During 2001, 2000 and 1999, the Closed Block's average recorded investment in impaired mortgage loans was $30.8 million, $31.0 million and $37.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.2 million, $2.0 million and $3.3 million ($.1 million, $.1 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        Valuation allowances amounted to $5.7 million and $9.1 million on mortgage loans on real estate and $9.8 million and $17.2 million on equity real estate at December 31, 2001 and 2000, respectively. Writedowns of fixed maturities amounted to $30.8 million and $27.7 million for 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:


                                                                                 DECEMBER 31,
                                                                          -----------------------
                                                                             2001        2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        BALANCE SHEETS
        Mortgage loans on real estate ...............................     $    160.3   $    330.9
        Equity real estate ..........................................          252.0        350.9
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $542.9 and $321.5) .....................          559.6        336.5
        Other equity investments ....................................           22.3         43.1
        Other invested assets .......................................             .4          1.9
                                                                          ----------   ----------
          Total investments .........................................          994.6      1,063.3
        Cash and cash equivalents ...................................           41.1         84.3
        Other assets ................................................          152.6        148.8
                                                                          ----------   ----------
        Total Assets ................................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

        Policyholders liabilities ...................................     $    932.9   $    966.8
        Allowance for future losses .................................          139.9        159.8
        Other liabilities ...........................................          115.5        169.8
                                                                          ----------   ----------
        Total Liabilities ...........................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

                                                               2001       2000        1999
                                                            --------    --------    --------
                                                                      (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $25.3, $37.0 and $49.3) .........     $   91.6    $  102.2    $   98.7
        Investment gains (losses), net ................         33.6        (6.6)      (13.4)
        Policy fees, premiums and other income ........           .2          .7          .2
                                                            --------    --------    --------
        Total revenues ................................        125.4        96.3        85.5

        Benefits and other deductions .................        100.7       106.9       104.8
        Earnings credited (losses charged) to allowance
          for future losses ...........................         24.7       (10.6)      (19.3)
                                                            --------    --------    --------
        Pre-tax loss from operations ..................         --          --          --
        Pre-tax earnings from releasing the allowance
          for future losses ...........................         46.1        90.2        43.3
        Federal income tax expense ....................         (2.3)      (31.6)      (15.2)
                                                            --------    --------    --------
        Earnings from
          Discontinued Operations .....................     $   43.8    $   58.6    $   28.1
                                                            ========    ========    ========

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $4.8 million and $2.9 million on mortgage loans on real estate and $5.0 million and $11.4 million on equity real estate were held at December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, discontinued operations' average recorded investment in impaired mortgage loans was $32.2 million, $11.3 million and $13.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $.9 million and $1.7 million ($1.0 million, $.5 million and $.0 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        At December 31, 2001 and 2000, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $7.4 million and $4.5 million, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:


                                                                   DECEMBER 31,
                                                             -----------------------
                                                                2001         2000
                                                             ----------   ----------
                                                                   (IN MILLIONS)
        Short-term debt ................................     $    229.6   $    782.2
                                                             ----------   ----------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005 ...............          399.7        399.6
          Surplus notes, 7.70%, due 2015 ...............          199.7        199.7
          Other ........................................             .2           .4
                                                             ----------   ----------

              Total Equitable Life .....................          599.6        599.7
                                                             ----------   ----------

        Alliance:
          Senior Notes, 5.625%, due 2006 ...............          398.0       --
                                                             ----------   ----------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017          248.3        248.3
                                                             ----------   ----------
        Total long-term debt ...........................        1,245.9        848.0
                                                             ----------   ----------

        Total Short-term and Long-term Debt ............     $  1,475.5   $  1,630.2
                                                             ==========   ==========

        Short-term Debt

        Equitable Life has a $350.0 million 5-year bank credit facility and a $250.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 2.09% to 4.75%. There were no amounts outstanding under these credit facilities at December 31, 2001.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $600.0 million bank credit facilities. At December 31, 2001, there were no amounts outstanding under this program.

        Equitable Life has an $18.4 million line of credit available relating to reinsurance of which no amounts were outstanding at December 31, 2001.

        During 1998, Alliance increased its commercial paper program to $425.0 million and entered into a $425.0 million five-year revolving credit facility with a group of commercial banks to provide back-up liquidity for the commercial paper program. Under the credit facility, the interest rate, at the option of the borrower, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. Borrowings under the credit facility and the commercial paper program may not exceed $425.0 million in the aggregate. In July 1999, Alliance entered into a $200.0 million three-year revolving credit facility with a group of commercial banks. During October 2000, Alliance entered into a $250.0 million two-year revolving credit facility. The terms of the $200.0 million and $250.0 million credit facilities are generally similar to the $425.0 million credit facility. The revolving credit facilities will be used to fund commission payments to financial intermediaries for the sale of Back-End Load Shares under Alliance's mutual fund distribution system, capital expenditures and for general working capital purposes. The revolving credit facilities contain covenants which, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2001. At December 31, 2001, Alliance had commercial paper outstanding totaling $198.2 million at an effective interest rate of 1.9%; there were no borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2001, $24.9 million at an effective interest rate of 1.9% was outstanding under the ECN program.

        Long-term Debt

        Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2001, the Company is in compliance with all debt covenants.

        At December 31, 2001 and 2000, respectively, the Company has pledged real estate of $314.5 million and $298.8 million as collateral for certain long-term debt.

        At December 31, 2001, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.5 million for 2002, $400.0 million for 2005, $400.0 million for 2006 and $200.0 million thereafter.

        In August 2001, Alliance issued $400.0 million 5.625% notes due 2006 in a public offering and are redeemable at any time. The registration statement filed with the SEC allows for the issuance of up to $600.0 million in senior debt securities. The proceeds were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                    2001        2000       1999
                                                  --------    --------   --------
                                                           (IN MILLIONS)
        Federal income tax expense (benefit):
          Current ...........................     $  (38.2)   $  820.6   $  174.0
          Deferred ..........................        354.4       137.7      158.0
                                                  --------    --------   --------
        Total ...............................     $  316.2    $  958.3   $  332.0
                                                  ========    ========   ========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                       2001        2000        1999
                                                     --------    --------    --------
                                                             (IN MILLIONS)
        Expected Federal income tax expense ....     $  452.5    $  904.9    $  458.4
        Minority interest ......................       (126.9)     (117.9)      (47.8)
        Non deductible stock option compensation
          expense ..............................         --          34.4        --
        Subsidiary gains .......................         --         161.4       (37.1)
        Adjustment of tax audit reserves .......        (28.2)       17.9        27.8
        Equity in unconsolidated subsidiaries ..         --         (48.7)      (64.0)
        Other ..................................         18.8         6.3        (5.3)
                                                     --------    --------    --------
        Federal Income Tax Expense .............     $  316.2    $  958.3    $  332.0
                                                     ========    ========    ========

        The components of the net deferred Federal income taxes are as follows:


                                                       DECEMBER 31, 2001                  December 31, 2000
                                                 --------------   ------------      ------------      -----------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                 --------------   ------------      ------------      -----------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $      --        $       92.0      $       --        $      79.7
        Other..................................         --                  .1               4.9             --
        DAC, reserves and reinsurance..........         --             1,020.1              --              733.0
        Investments............................         --               333.3              --              229.2
                                                 --------------   ------------      ------------      -----------
        Total..................................  $      --        $    1,445.5      $        4.9      $   1,041.9
                                                 ==============   ============      ============      ===========

       At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                   2001               2000                1999
                                                              -------------       ------------       ------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       291.7       $      403.3       $       83.2
        Investments........................................           42.1             (140.7)               3.2
        Compensation and related benefits..................           15.7              (96.4)              21.0
        Other..............................................            4.9              (28.5)              50.6
                                                             -------------       ------------       ------------
        Deferred Federal Income Tax
          Expense..........................................  $       354.4       $      137.7       $      158.0
                                                             =============       ============       ============

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2001               2000                1999
                                                            -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       990.0       $    1,103.8       $    1,039.5
        Reinsurance assumed................................          203.0              194.2              206.7
        Reinsurance ceded..................................         (173.1)            (123.0)             (69.1)
                                                             -------------       ------------       ------------
        Premiums...........................................  $     1,019.9       $    1,175.0       $    1,177.1
                                                             =============       ============       ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        86.9       $       92.1       $       69.7
                                                             =============       ============       ============
        Policyholders' Benefits Ceded......................  $       370.3       $      239.2       $      155.6
                                                             =============       ============       ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.4       $       46.5       $       38.5
                                                             =============       ============       ============


        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2001 and 2000, respectively, reinsurance recoverables related to insurance contracts amounting to $2,233.7 million and $2,098.0 million, of which $1,060.4 million and $1,009.1 million relates to one specific reinsurer, are included in Other assets and reinsurance payables related to insurance contracts amounting to $798.5 million and $730.3 million are included in Other liabilities in the consolidated balance sheets.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $444.2 million and $487.7 million at December 31, 2001 and 2000, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2001 and 2000 were $540.2 million and $515.0 million, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit follow:

                                                                  2001               2000                1999
                                                             -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        32.1       $       29.5       $       36.7
        Interest cost on projected benefit obligations.....          128.8              124.2              131.6
        Expected return on assets..........................         (218.7)            (223.2)            (189.8)
        Net amortization and deferrals.....................             .1                (.6)               7.5
                                                             -------------       ------------       ------------
        Net Periodic Pension Credit........................  $       (57.7)      $      (70.1)      $      (14.0)
                                                             ============        ============       ============

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)


        Benefit obligations, beginning of year.................................  $    1,712.6       $    1,659.6
        Service cost...........................................................          27.1               24.5
        Interest cost..........................................................         128.8              124.2
        Actuarial losses (gains)...............................................          64.4               13.4
        Benefits paid..........................................................        (120.6)            (109.1)
                                                                                 ------------       ------------
        Benefit Obligation, End of Year........................................  $    1,812.3       $    1,712.6
                                                                                 ============       ============

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,112.0       $    2,341.6
        Actual return on plan assets...........................................        (148.0)            (115.9)
        Contributions..........................................................          --                 --
        Benefits paid and fees.................................................        (126.1)            (113.7)
                                                                                 ------------       ------------
        Plan assets at fair value, end of year.................................       1,837.9            2,112.0
        Projected benefit obligations..........................................       1,812.3            1,712.6
                                                                                 ------------       ------------
        Excess of plan assets over projected benefit obligations...............          25.6              399.4
        Unrecognized prior service cost........................................         (46.3)               1.2
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................         550.1               71.3
        Unrecognized net asset at transition...................................          (1.6)              (1.9)
                                                                                 ------------       ------------
        Prepaid Pension Cost, Net..............................................  $      527.8       $      470.0
                                                                                 ============       ============

        The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $16.7 million and $13.5 million at December 31, 2001 and 2000, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $49.7 million and $28.7 million, respectively, at December 31, 2001 and $38.9 million and $32.9 million, respectively, at December 31, 2000.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 7.19%, respectively, at December 31, 2001 and 7.75% and 7.19%, respectively, at December 31, 2000. As of January 1, 2001 and 2000, the expected long-term rate of return on assets for the retirement plan was 10.25% and 10.5%, respectively.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $27.3 million, $28.7 million and $30.2 million for 2001, 2000 and 1999, respectively.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund open market purchases of Alliance Holding units or money market funds in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $58.1 million, $29.8 million and $13.8 million for 2001, 2000 and 1999, respectively (including $34.6 million and $6.8 million for 2001 and 2000, respectively, relating to the Bernstein deferred compensation plan).

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

        As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2001 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $6,675.0 million and $.3 million, respectively, at December 31, 2001. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2001 of $13.6 million. At December 31, 2001 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. Gross gains and gross losses recognized on derivative positions was $27.5 million and $4.6 million, respectively, for 2001.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2001 and 2000.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2001                               2000
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        Mortgage loans on real estate..........  $    4,333.3     $     4,438.7     $     4,712.6     $    4,767.0
        Other limited partnership interests....         701.9             701.9             834.9            834.9
        Policy loans...........................       4,100.7           4,476.4           4,034.6          4,290.0
        Policyholders' account balances -
          investment contracts.................      12,256.4          12,514.0          11,488.8         11,663.8
        Long-term debt.........................       1,245.9           1,280.6             848.0            847.5

        Closed Block:
        Mortgage loans on real estate..........  $    1,514.4     $     1,532.6     $     1,581.8     $    1,582.6
        Other equity investments...............          24.4              24.4              34.4             34.4
        Policy loans...........................       1,504.4           1,664.8           1,557.7          1,667.6
        SCNILC liability.......................          18.2              18.1              20.2             20.1

        Discontinued Operations:
        Mortgage loans on real estate..........  $      160.3     $       171.6     $       330.9     $      347.7
        Fixed maturities.......................         559.6             559.6             336.5            336.5
        Other equity investments...............          22.3              22.3              43.1             43.1
        Guaranteed interest contracts..........          18.8              16.1              26.4             23.4
        Long-term debt.........................         101.7             101.7             101.8            101.7

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2001, these arrangements included commitments by the Company, under certain conditions, to make capital contributions of up to $8.5 million to affiliated real estate joint ventures and to provide equity financing to certain limited partnerships of $274.9 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $10.5 million of letters of credit outstanding at December 31, 2001.

        The Company entered into continuity agreements with certain executives of the Company in connection with AXA's minority interest acquisition. The remaining continuity agreements generally provide cash severance payments ranging from 1.5 times to 2 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements. In connection with cost reduction programs initiated in 2001, expenses related to continuity agreements, severance, benefits and outplacement were recorded, totaling $126.1 million related to the home office initiative and $24.5 million related to the field restructuring initiative. At December 31, 2001, in the event the remaining covered executives' employment terminates under the circumstances described above, cash severance payments that would be payable under these continuity agreements approximate $30.0 million.

15)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following five paragraphs.

        In January 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO between September 30, 1991 and January 3, 1996. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. In May 1999, the Magistrate Judge issued a Report and Recommendation recommending that the District Judge deny Equitable Life's and EVLICO's motion for summary judgment and grant plaintiffs' motion for class certification. In July 1999, Equitable Life and EVLICO filed Objections to the Report and Recommendation and urged that the District Judge reject the Magistrate's recommendations and grant Equitable Life's and EVLICO's motion for summary judgment and deny plaintiffs' motion for class certification. In October 2000, the District Judge affirmed the Magistrate's

        Report and Recommendation and, accordingly, denied Equitable Life's and EVLICO's motion for summary judgment and granted plaintiffs' motion for class certification. In May 2001, with permission of the United States Court of Appeals for the Eleventh Circuit, Equitable Life and EVLICO appealed the District Court's order. Oral argument is scheduled for March 2002.

        In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan, (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs.

        In June 2000, an action entitled Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Superior Court of California, County of San Diego. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The named plaintiff purports to act as a private attorney general on behalf of the general public of the State of California under California consumer protection statutes and also asserts individual common-law claims. On behalf of the named plaintiff and the general public, the complaint asserts claims for unlawful, unfair or fraudulent business acts and practices and for false or misleading advertising. On behalf of the named plaintiff alone, the complaint alleges claims for fraud, fraudulent concealment and deceit, negligent misrepresentation and negligence. The complaint seeks injunctive relief, restitution for members of the general public of the State of California who have been harmed by defendants' conduct, compensatory and punitive damages on behalf of the named plaintiff, and attorneys' fees, costs and expenses. In July 2000, the defendants removed the case to the United States District Court for the Southern District of California and filed a motion to dismiss the complaint. In October 2000, the District Court granted defendants' motion to dismiss the action. In November 2000, the plaintiff appealed; the appeal is fully briefed.

        In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, the defendants filed a motion to dismiss the new action.

        Between June 2000 and December 2001 twelve lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 70 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and various present and former individual sales agents associated with Equitable Life, EVLICO and/or EOC. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in discovery in each of the pending actions.

        In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of AXA Financial from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs sought a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, pursuant to which the parties reached a proposed settlement agreement in November 2000. In connection therewith, the case was dismissed in the United States District Court for the Northern District of Alabama, Southern Division and refiled in the United States District Court for the Northern District of Georgia, Atlanta Division. The final settlement required notice to be given to class members and was subject to court approval. A hearing was held in January 2002 and thereafter, an order was entered approving the settlement.

        In November 1997, an amended complaint was filed in Peter Fischel, et al. v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Oral argument on this appeal was heard in November 2001. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. Equitable Life answered the complaint in June 2001. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty.

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001.

        In September 1999, a complaint was filed in an action entitled R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al. in the Chancery Court of the State of Delaware. The action was brought on behalf of a purported class of owners of limited partnership units of Alliance Capital Management Holding L.P. ("Alliance Holding") challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, four Alliance Holding executives, the general partner of Alliance Holding and Alliance, which is a wholly owned indirect subsidiary of Equitable Life, and Alliance, which is the operating partnership whose units are not publicly traded. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege, inter alia, inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding. The complaint seeks, inter alia, payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that, inter alia, the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants other than Robert H. Joseph, Jr., filed an answer to the amended complaint denying the material allegations contained therein. In lieu of joining in the answer to the amended complaint, Mr. Joseph filed a motion to dismiss in September 2000. In November 2000, defendants, other than Mr. Joseph, filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. In April 2001, the Chancery Court issued a decision granting in part and denying in part defendants' motion to dismiss; the claim alleging that the partnership agreement of Alliance Holding was not validly amended was one of the claims dismissed. In October 2001, a memorandum of understanding was executed, setting forth the terms of a settlement in principle, and in December 2001, a stipulation of settlement was filed with the Delaware Court of Chancery. The settlement is subject to a number of conditions, including preparation of definitive documentation and approval, after a hearing, by the Delaware Court of Chancery.

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of AXA Financial common stock that it did not already own, the following fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery: Fred Buff v. AXA Financial, Inc., et al., Sarah Wolhendler v. Claude Bebear, et al.; Jerome and Selma Stone v. AXA Financial, Inc., et al.; Louis Deranieri
        v. AXA Financial, Inc., et al.; Maxine Phillips v. AXA Financial, Inc., et al.; Ruth Ravnitsky v. AXA Financial, Inc., et al.; Richard Kager v. AXA Financial, Inc., et al.; Mortimer Cohen v. AXA Financial, Inc., et al.; Lee Koneche, et al. v. AXA Financial, Inc., et al.; Denver Employees Retirement Plan v. AXA Financial, Inc., et al.; Harry Hoffman
        v. AXA Financial, Inc., et al.; Joseph Villari v. AXA Financial, Inc., et al.; Max Boimal v. AXA Financial, Inc., et al.; and Jay Gottlieb v. AXA Financial, Inc., et al. AXA Financial, AXA, and directors and/or officers of AXA Financial are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of AXA Financial common stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of AXA Financial. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. The Delaware suits have been consolidated under the name In re AXA Financial, Inc. Shareholders Litigation. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action; it is captioned Harbor Finance Partners v. AXA Financial, Inc., et al. In December 2000, the parties to the Delaware suits reached a proposed agreement for settlement and executed a memorandum of understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. In November 2001, the parties filed a stipulation of settlement with the Delaware Court of Chancery. The settlement, which does not involve any payment by AXA Financial, is subject to conditions, including approval, after a hearing, by the Delaware Court of Chancery. The hearing on the settlement is scheduled for March 2002.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits were filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. These actions are captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe
        L. Roby, et al. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. Named as defendants are AXA Financial, DLJ and the DLJ directors. The complaints assert claims for breaches of fiduciary duties, for violation of class members' voting rights under 8 Del. C. ss.242, and for breach of implied contractual promise, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in the United States District Court, Southern District of New York, captioned Siamac Sedighim
        v. Donaldson, Lufkin & Jenrette, Inc., et al. This action challenges the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the sale of DLJ (with respect to all other claims). Named as defendants are AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, Credit Suisse Group, Diamond Acquisition Corp., and DLJ's directors. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. In February 2001, defendants moved to dismiss the complaint and in October 2001, the court granted defendants' motion, dismissing all claims based on Federal law with prejudice and dismissing all claims based on state law on jurisdictional grounds, and entered judgment for the defendants. The plaintiffs did not file a notice of appeal, and their time to appeal has expired.

        In April 2001, a putative class action entitled David Uhrik v. Credit Suisse First Boston (USA), Inc., et al. was filed in Delaware Court of Chancery on behalf of the holders of CSFBdirect tracking stock (formerly known as DLJdirect tracking stock). Named defendants include AXA Financial, Credit Suisse First Boston (USA), Inc., the former directors of DLJ and the directors of Credit Suisse First Boston (USA), Inc. The complaint challenges the sale of DLJ common stock as well as the March 2001 offer by Credit Suisse to purchase the publicly owned CSFBdirect tracking stock for $4 per share and asserts claims for breaches of fiduciary duties and breach of contract. Plaintiffs seek injunctive relief, an unspecified amount of compensatory damages, and costs and expenses, including attorneys' fees. The Uhrik action, along with the actions captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe. L. Roby, et al., are among the actions that have been consolidated under the caption In re CSFBdirect Tracking Stock Shareholders Litigation. In May 2001, the Delaware Court of Chancery ordered that the Uhrik complaint be the operative complaint in the consolidated actions. A memorandum of understanding outlining the terms of a proposed settlement was executed in July 2001. It is anticipated that a stipulation of settlement will be filed with the Delaware Court of Chancery in or before March 2002. The proposed settlement, which does not involve any payment by AXA Financial, is subject to a number of conditions, including confirmatory discovery and approval, after a hearing, by the Delaware Court of Chancery.

        In April 2001, an amended class action complaint entitled Miller, et al.
        v. Mitchell Hutchins Asset Management, Inc., et al. was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the amended complaint concern six mutual funds with which Alliance has investment advisory agreements, including Premier Growth Fund, Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The amended complaint alleges principally that
        (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.

        On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth ("Premier Growth Fund") alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit. On December 21, 2001 a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in Federal District Court in the Middle District of Florida, Tampa Divisions, against Alliance and Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On December 26, 2001 a compliant entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiffs' allegations in the Benak Complaint, Roy Complaint, Roffe Complaint and Tatem Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that (i) the settlement of the Brown, R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, the Holding Company, the Company and their subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

        However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2002 and the four successive years are $114.6 million, $107.3 million, $112.9 million, $100.5 million, $84.4 million and $921.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2002 and the four successive years is $6.0 million, $4.6 million, $4.6 million, $4.6 million, $3.1 million and $21.1 million thereafter.

        At December 31, 2001, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2002 and the four successive years is $80.3 million, $86.8 million, $82.9 million, $77.0 million, $75.4 million and $601.6 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2002 and the three successive years are $4.9 million, $4.6 million, $2.7 million and $.9 million.

17)    INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $544.0 million during 2002. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2001, 2000 and 1999, the Insurance Group statutory net income totaled $547.7 million, $1,068.6 million and $547.0 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,100.4 million and $6,226.5 million at December 31, 2001 and 2000, respectively. In 2001, 2000 and 1999, respectively, $1.7 billion, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2001, the Insurance Group, in accordance with various government and state regulations, had $23.5 million of securities deposited with such government or state agencies.

        In 1998 the National Association of Insurance Commissioners ("NAIC") approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting previously was silent and changing certain existing statutory positions. Equitable Life and EOC became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department ("NYID"), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Equitable Life is required to prepare the Quarterly and Annual Statements and Audited financial statements in accordance with New York rules and regulations which are filed in all states. Differences between the New York regulations and Codification consist of the accounting for deferred taxes and goodwill.

        The implementation of Codification resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The NYID is currently expected to adopt Codification's accounting for deferred income taxes and goodwill effective in 2002. The impact of adopting the deferred tax accounting is estimated to be a $363.6 million decrease to surplus and capital stock at December 31, 2001.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

        The NYID requires quarterly disclosure reconciling both net income and capital and surplus between practices prescribed and permitted by the State of New York and the January 1, 2001 NAIC Accounting Practices and Procedures manual. The 2001 reconciliation for Equitable Life follows:

                                                                                    DECEMBER 31,
                                                                                       2001
                                                                                 -----------------
                                                                                   (IN MILLIONS)

        Net Income, State of New York basis ................................        $    543.7
        Prescribed Practices ...............................................              --
        Permitted Practices ................................................              --
                                                                                    ----------

        Net Income, NAIC Basis .............................................        $    543.7
                                                                                    ==========

        Statutory surplus and capital stock, State of New York basis .......        $  5,446.0
        Prescribed Practices:
            Deferred tax liability .........................................            (363.6)
        Permitted practices ................................................              --
                                                                                    ----------

        Statutory Surplus and Capital Stock, NAIC Basis ....................        $  5,082.4
                                                                                    ==========

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Net change in statutory surplus and
          capital stock ..............................................         $    104.1        $  1,321.4        $    848.8
        Change in asset valuation reserves ...........................             (230.2)           (665.5)             (6.3)
                                                                               ----------        ----------        ----------
        Net change in statutory surplus, capital stock
          and asset valuation reserves ...............................             (126.1)            655.9             842.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................              278.7             262.6             (80.4)
          DAC ........................................................              458.5             469.1             198.2
          Deferred Federal income taxes ..............................             (354.8)           (127.3)           (154.3)
          Valuation of investments ...................................               67.9            (134.8)             21.5
          Valuation of investment subsidiary .........................           (1,507.9)            (29.2)           (133.6)
          Limited risk reinsurance ...................................               --                --               128.4
          Dividends paid to the AXA Financial ........................            1,700.0             250.0             150.0
          Capital contribution .......................................               --                --              (470.8)
          Stock option expense related to AXA's minority
            interest acquisition .....................................               --              (493.9)             --
          Other, net .................................................              135.8             448.8             253.8
          GAAP adjustments of Other Discontinued
            Operations ...............................................               (5.1)             54.3              51.3
                                                                               ----------        ----------        ----------
        Net Earnings of the Insurance Group ..........................         $    647.0        $  1,355.5        $    806.6
                                                                               ==========        ==========        ==========


                                                                                                DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Statutory surplus and capital stock ..........................         $  5,446.0        $  5,341.9        $  4,020.5
        Asset valuation reserves .....................................              654.4             884.6           1,550.1
                                                                               ----------        ----------        ----------
        Statutory surplus, capital stock and asset
          valuation reserves .........................................            6,100.4           6,226.5           5,570.6
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................           (1,120.7)         (1,399.4)         (1,662.0)
          DAC ........................................................            5,513.7           5,128.8           4,928.6
          Deferred Federal income taxes ..............................           (1,252.2)           (640.7)           (223.5)
          Valuation of investments ...................................              635.9             140.2            (717.3)
          Valuation of investment subsidiary .........................           (2,590.8)         (1,082.9)         (1,891.7)
          Limited risk reinsurance ...................................               --                --               (39.6)
          Issuance of surplus notes ..................................             (539.4)           (539.1)           (539.1)
          Other, net .................................................              942.6             776.2             501.5
          GAAP adjustments of Other Discontinued
            Operations ...............................................             (123.8)           (164.3)           (160.0)
                                                                               ----------        ----------        ----------
        Equity of the Insurance Group ................................         $  7,565.7        $  8,445.3        $  5,767.5
                                                                               ==========        ==========        ==========

18)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $116.6 million, $153.2 million and $75.6 million for 2001, 2000 and 1999, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.


                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        SEGMENT REVENUES:
        Insurance ...............................     $    4,763.3    $    4,681.9    $   5,179.4
        Investment Services .....................          2,994.4         4,672.5        2,163.8
        Consolidation/elimination ...............            (90.0)         (113.2)         (23.5)
                                                      ------------    ------------    -----------
        Total Revenues ..........................     $    7,667.7    $    9,241.2    $   7,319.7
                                                      ============    ============    ===========


        SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
        Insurance ...............................     $      707.5    $     (192.5)   $     555.7
        Investment Services .....................            585.4         2,778.0          754.2
                                                      ------------    ------------    -----------
        Total Earnings from Continuing Operations
           before Federal Income Taxes and
           Minority Interest ....................     $    1,292.9    $    2,585.5    $   1,309.9
                                                      ============    ============    ===========

                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        ASSETS:
        Insurance ...............................     $   84,568.9    $   88,641.1    $  86,840.1
        Investment Services .....................         15,808.8        16,807.2       12,961.7
        Consolidation/elimination ...............            (94.4)          (57.1)          (8.9)
                                                      ------------    ------------    -----------
        Total Assets ............................     $  100,283.3    $  105,391.2    $  99,792.9
                                                      ============    ============    ===========

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2001 and 2000 are summarized below:

                                                                    THREE MONTHS ENDED

                                       -------------------------------------------------------------------------
                                          MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -------------      -------------       ------------         -------------
                                                                      (IN MILLIONS)
        2001
        Total Revenues................ $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =============      =============       ============         ============

        Earnings from Continuing
          Operations.................. $       227.1      $       120.3       $      119.2         $      140.0
                                        =============      =============       ============         ============

        Net Earnings.................. $       233.6      $       118.5       $      118.7         $      176.2
                                       =============      =============       ============         ============
        2000
        Total Revenues................ $     1,898.9      $     1,954.5       $    1,982.9         $    3,404.9
                                       =============      =============       ============         ============
        Earnings from Continuing
          Operations.................. $       226.6      $       256.9       $       70.5         $      742.9
                                       =============      =============       ============         ============
        Net Earnings.................. $       221.7      $       255.4       $       70.5         $      807.9
                                       =============      =============       ============         ============

20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense as related to options awarded under AXA Financial's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company, the Company's pro forma net earnings for 2001, 2000 and 1999 would have been $624.8 million, $1,627.3 million and $757.1 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a reduction in the SARs liability of $63.2 million for 2001, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the period ended December 31, 2001.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2001, 2000 and 1999 follow:


                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------   ------------------------------
                             2001(1)          2000         1999          2001      2000       1999
                           -------------  ------------- ------------   -------------------- ---------

        Dividend yield....    1.52%          0.32%         0.31%         5.80%     7.20%     8.70%

        Expected
          volatility......     29%            28%           28%           33%       30%       29%

        Risk-free interest
          rate............    4.98%          6.24%         5.46%         4.5%      5.90%     5.70%

        Expected life
          in years........      5              5             5            7.2       7.4        7

        Weighted average
          fair value per
          option at
          grant-date......    $9.42          $11.08       $10.78         $9.23     $8.32     $3.88

        (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2001. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:



                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------   --------------------------------
                                                  Common
                                                   Stock            Weighted                           Weighted
                                                    and             Average                            Average
                                                  AXA ADRs          Exercise            Units          Exercise
                                               (In Millions)         Price          (In Millions)       Price
                                             -------------------  ---------------   -------------- -----------------
        Holding Company Option Shares:
        Balance as of
          December 31, 1998................       21.4              $22.00               12.3          $14.92
          Granted..........................        4.3              $31.70                2.0          $30.18
          Exercised........................       (2.4)             $13.26               (1.5)         $ 9.51
          Forfeited........................        (.6)             $24.29                (.3)         $17.79
                                             -------------------                    --------------

        Balance as of
          December 31, 1999................       22.7              $24.60               12.5          $17.95
          Granted..........................        6.5              $31.06                4.7          $50.93
          Exercised........................       (4.5)             $18.57               (1.7)         $10.90
          Forfeited........................       (1.2)             $26.15                (.1)         $26.62
                                             -------------------                    --------------

        Balance as of
          December 31, 2000................       23.5              $27.20               15.4          $28.73
                                             ===================  ==============

        AXA ADR Option Shares:
        Balance as of January 2, 2001......       18.3              $21.65
          Granted..........................       17.0              $31.55                2.5          $50.34
          Exercised........................       (2.2)             $11.57               (1.7)         $13.45
          Forfeited........................       (3.1)             $32.02                (.3)         $34.33
                                             -------------------                    --------------

        Balance as of
          December 31, 2001................       30.0              $26.89               15.9          $33.58
                                             ===================                    ==============

        Information about options outstanding and exercisable at December 31, 2001 follows:



                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ----------------------
        $ 6.325  - $ 9.01            1.9               2.25           $ 6.75              1.9                $ 6.75
        $10.195  - $14.30            2.2               5.69           $13.32              2.2                $13.34
        $15.995  - $22.84            5.2               7.29           $18.87              4.4                $18.74
        $26.095  - $33.025          15.7               6.58           $30.97              2.6                $26.78
        $36.03                       5.0               7.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325  - $36.03           30.0               6.51           $26.89             16.1                $23.24
                              =================                                    ==================

              Alliance
        ----------------------
        $   7.97 - $18.78            4.7               4.20           $12.92              4.3                $12.48
        $  22.50 - $27.31            2.5               6.94           $26.29              1.4                $26.30
        $  30.25 - $46.78            1.7               7.93           $30.30               .6                $30.25
        $  48.50 - $50.56            4.9               9.18           $49.36               .5                $48.50
        $  51.10 - $58.50            2.1               8.95           $53.78               .5                $53.75
                              -----------------                                    ------------------
        $   7.97 - $58.50           15.9               7.20           $33.57              7.3                $21.42
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2001, approximately
        12.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 25,500 Alliance Holding units were subject to awards made under this plan.

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $19.1 million and $16.0 million, respectively, for 2001 and 2000.

        The Company paid $590.5 million and $678.9 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2001 and 2000. The Company charged AXA Distribution's subsidiaries $522.6 million and $395.0 million, respectively, for their applicable share of operating expenses for 2001 and 2000, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain cost sharing and servicing agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA totaled approximately $12.7 million in 2001.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2001               2000               1999
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       Investment advisory and services fees..............   $     1,088.2       $     1,021.8     $       895.8
       Distribution revenues..............................           544.6               621.6             441.8
       Shareholder servicing fees.........................            87.2                85.6              62.3
       Other revenues.....................................            11.0                11.6               9.9
       Brokerage..........................................             9.0                 1.7               --


22)      PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED MAY 1, 2002 TO PROSPECTUSES FOR:





o Income Manager Accumulator(R)            o Equitable Accumulator(R)               o Equitable Accumulator(R) Advisor(SM)
o Income Manager(R) Rollover IRA           o Equitable Accumulator(R) Select(SM)    o Equitable Accumulator(R) Elite(SM)
o Equitable Accumulator(R) (IRA, NQ, QP)   o Equitable Accumulator(R) Select(SM) II o Equitable Accumulator(R) Elite(SM) II
o Equitable Accumulator(R) Plus(SM)        o Equitable Accumulator(R) Express(SM)


--------------------------------------------------------------------------------



This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2002. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement.

In this Supplement, we provide the following information: (1) how to reach us;
(2) combination of certain investment options; (3) investment options; (4) the Trusts' annual expenses; (5) disruptive transfer activity; (6) beneficiary continuation option; (7) tax information; (8) condensed financial information;
(9) investment performance; and (10) updated information on Equitable Life.


(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

Equitable Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

Equitable Accumulator(R)
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:

Equitable Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:

Equitable Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

REPORTS WE PROVIDE:

o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year.

TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o change your EQAccess password (not available through TOPS).

                                                                          X00327

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess.
Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your prospectus).

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) COMBINATION OF CERTAIN INVESTMENT OPTIONS

Interests in the EQ/Putnam International Equity, EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options") replaced or will replace interests in the EQ/T. Rowe Price International Stock, EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options, respectively (the "replaced options"), and these options are or will no longer be available. At the time of the replacement, all the assets that are in the replaced options are moved into the surviving options. After the replacement, any allocation elections to the replaced options will then be considered as allocation elections to the surviving options. The effective date for the replacement of EQ/T. Rowe Price International Stock investment option was April 26, 2002, therefore, references to it have been omitted from the fee table, the expense examples and the investment performance. The replacement of EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options will be on or about July 12, 2002, subject to shareholder vote. We will notify you if these replacements do not take place.

(3) INVESTMENT OPTIONS

(a) Please note the following name change:



--------------------------------------------------------------------------------
Former Name                     New Name               Effective Date
--------------------------------------------------------------------------------
EQ/Alliance High Yield          EQ/High Yield           May 1, 2002
EQ/Putnam Investors Growth      EQ/Putnam Voyager       May 1, 2002
--------------------------------------------------------------------------------



The investment objective and adviser for this portfolio remains the same.

(b) Please note that we anticipate that the following investment option will be available under all contracts on or about May 1, 2002:



---------------------------------------------------------------------------------------------------------------------
Variable investment option            Objective                                      Adviser
---------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government   Seeks to achieve high current income consis-   Alliance Capital Management L.P.
Securities*                           tent with relative stability of principal
---------------------------------------------------------------------------------------------------------------------



* Please see the applicable charges and expenses under "The Trusts' annual expenses" below.


(4) THE TRUSTS' ANNUAL EXPENSES

The following table sets forth the annual expenses for each portfolio as of December 31, 2001.

THE TRUSTS' ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
                                                                                                              Net
                                                                                                           Total
                                                      Management                            Other          Annual
                                                        Fees                             Expenses         Expenses
                                                   (After expense                     (After expense   (After expense
                                                   limitation)(1)     12b-1 Fees(2)   limitation)(3)   limitation)(4)
                                                  ---------------- ----------------- ---------------- ----------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond                        0.00%            0.25%             0.70%            0.95%
 AXA Premier VIP Health Care                      0.44%            0.25%             1.16%            1.85%
 AXA Premier VIP International Equity             0.62%            0.25%             0.93%            1.80%
 AXA Premier VIP Large Cap Core Equity            0.17%            0.25%             0.93%            1.35%
 AXA Premier VIP Large Cap Growth                 0.31%            0.25%             0.79%            1.35%
 AXA Premier VIP Large Cap Value                  0.08%            0.25%             1.02%            1.35%
 AXA Premier VIP Small/Mid Cap Growth             0.42%            0.25%             0.93%            1.60%
 AXA Premier VIP Small/Mid Cap Value              0.20%            0.25%             1.15%            1.60%
 AXA Premier VIP Technology                       0.58%            0.25%             1.02%            1.85%
----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock                              0.61%            0.25%             0.08%            0.94%
 EQ/Alliance Common Stock                         0.46%            0.25%             0.07%            0.78%
 EQ/Alliance Global                               0.73%            0.25%             0.12%            1.10%
 EQ/Alliance Growth and Income                    0.57%            0.25%             0.06%            0.88%
 EQ/Alliance Growth Investors                     0.57%            0.25%             0.06%            0.88%
 EQ/Alliance Intermediate Government Securities   0.50%            0.25%             0.12%            0.87%
 EQ/Alliance International                        0.85%            0.25%             0.25%            1.35%
 EQ/Alliance Money Market                         0.33%            0.25%             0.07%            0.65%
 EQ/Alliance Premier Growth                       0.84%            0.25%             0.06%            1.15%
 EQ/Alliance Quality Bond                         0.53%            0.25%             0.07%            0.85%
 EQ/Alliance Small Cap Growth                     0.75%            0.25%             0.06%            1.06%
 EQ/Alliance Technology                           0.82%            0.25%             0.08%            1.15%
 EQ/AXP New Dimensions                            0.00%            0.25%             0.70%            0.95%
 EQ/AXP Strategy Aggressive                       0.00%            0.25%             0.75%            1.00%
 EQ/Balanced                                      0.57%            0.25%             0.08%            0.90%
 EQ/Bernstein Diversified Value                   0.61%            0.25%             0.09%            0.95%
 EQ/Calvert Socially Responsible                  0.00%            0.25%             0.80%            1.05%
 EQ/Capital Guardian International                0.66%            0.25%             0.29%            1.20%
 EQ/Capital Guardian Research                     0.55%            0.25%             0.15%            0.95%
 EQ/Capital Guardian US Equity                    0.59%            0.25%             0.11%            0.95%
 EQ/Emerging Markets Equity                       0.87%            0.25%             0.68%            1.80%
 EQ/Equity 500 Index                              0.25%            0.25%             0.06%            0.56%
 EQ/Evergreen Omega                               0.00%            0.25%             0.70%            0.95%
 EQ/FI Mid Cap                                    0.48%            0.25%             0.27%            1.00%
 EQ/FI Small/Mid Cap Value                        0.74%            0.25%             0.11%            1.10%
 EQ/High Yield                                    0.60%            0.25%             0.07%            0.92%
 EQ/International Equity Index                    0.35%            0.25%             0.50%            1.10%
 EQ/J.P. Morgan Core Bond                         0.44%            0.25%             0.11%            0.80%
 EQ/Janus Large Cap Growth                        0.76%            0.25%             0.14%            1.15%
 EQ/Lazard Small Cap Value                        0.72%            0.25%             0.13%            1.10%
 EQ/Marsico Focus                                 0.00%            0.25%             0.90%            1.15%
 EQ/Mercury Basic Value Equity                    0.60%            0.25%             0.10%            0.95%
 EQ/MFS Emerging Growth Companies                 0.63%            0.25%             0.09%            0.97%
 EQ/MFS Investors Trust                           0.58%            0.25%             0.12%            0.95%
 EQ/MFS Research                                  0.63%            0.25%             0.07%            0.95%
 EQ/Putnam Growth & Income Value                  0.57%            0.25%             0.13%            0.95%
 EQ/Putnam International Equity                   0.71%            0.25%             0.29%            1.25%
 EQ/Putnam Voyager                                0.62%            0.25%             0.08%            0.95%
 EQ/Small Company Index                           0.25%            0.25%             0.35%            0.85%
----------------------------------------------------------------------------------------------------------------------

Notes:

(1) The management fees shown for each portfolio cannot be increased without a vote of each portfolio's shareholders. See footnote (4) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(3) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Initial seed capital was invested for the Portfolios on December 31, 2001 thus, "Other Expenses" shown are estimated. See footnote (4) for any expense limitation agreement information.

(4) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information see the prospectus for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.




                                           Management        Other expenses
                                       Fees (before any    (before any fee
                                          fee waivers       waivers and/or
                                        and/or expense         expense
 Portfolio Name                         reimbursements)    reimbursements)
-----------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------
AXA Premier VIP Core Bond             0.60%              0.84%
AXA Premier VIP Health Care           1.20%              1.16%
AXA Premier VIP International
Equity                                1.05%              0.93%
AXA Premier VIP Large Cap Core
Equity                                0.90%              0.93%
AXA Premier VIP Large Cap Growth      0.90%              0.79%
AXA Premier VIP Large Cap Value       0.90%              1.02%
AXA Premier VIP Small/Mid Cap
Growth                                1.10%              0.93%
AXA Premier VIP Small/Mid Cap
Value                                 1.10%              1.15%
AXA Premier VIP Technology            1.20%              1.02%
-----------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------
EQ/Alliance Premier Growth            0.90%              0.06%
EQ/Alliance Technology                0.90%              0.08%
EQ/AXP New Dimensions                 0.65%              1.06%
EQ/AXP Strategy Aggressive            0.70%              0.77%




                                           Management        Other expenses
                                       Fees (before any    (before any fee
                                          fee waivers       waivers and/or
                                        and/or expense         expense
 Portfolio Name                         reimbursements)    reimbursements)
-----------------------------------------------------------------------------
EQ/Bernstein Diversified Value        0.65%              0.09%
EQ/Calvert Socially Responsible       0.65%              1.46%
EQ/Capital Guardian International     0.85%              0.29%
EQ/Capital Guardian Research          0.65%              0.15%
EQ/Capital Guardian US Equity         0.65%              0.11%
EQ/Emerging Markets Equity            1.15%              0.68%
EQ/Evergreen Omega                    0.65%              0.99%
EQ/FI Mid Cap                         0.70%              0.27%
EQ/FI Small/Mid Cap Value             0.75%              0.11%
EQ/International Equity Index         0.35%              0.50%
EQ/J.P. Morgan Core Bond              0.45%              0.11%
EQ/Janus Large Cap Growth             0.90%              0.14%
EQ/Lazard Small Cap Value             0.75%              0.13%
EQ/Marsico Focus                      0.90%              2.44%
EQ/MFS Investors Trust                0.60%              0.12%
EQ/MFS Research                       0.65%              0.07%
EQ/Putnam Growth & Income Value       0.60%              0.13%
EQ/Putnam International Equity        0.85%              0.29%
EQ/Putnam Voyager                     0.65%              0.08%
-----------------------------------------------------------------------------

EXAMPLES


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply to any contract or investment option to which this supplement relates (including the charge for any optional benefits available under any contract to which this supplement relates, as well as the maximum charges that would apply to the underlying portfolio). The annual administrative charge used in the examples is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. If your contract does not have an annual administrative charge and/or any optional benefit charge and/or has lower charges than used in the examples, then the expenses that apply to your contract would be lower than those shown below.

The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table, above, for the entire one, three, five and ten year periods included in the examples.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.





                                                     If you surrender your contract at the end
                                                         of each period shown, the expenses
                                                                     would be:
                                                 -------------------------------------------------
                                                     1 year      3 years      5 years     10 years
                                                 -------------------------------------------------
AXA Premier VIP Core Bond                        $ 111.12     $ 165.25     $ 211.98     $ 357.40
AXA Premier VIP Health Care                      $ 120.95     $ 194.16     $ 259.15     $ 441.28
AXA Premier VIP International Equity             $ 120.40     $ 192.57     $ 256.58     $ 436.82
AXA Premier VIP Large Cap Core Equity            $ 115.49     $ 178.17     $ 233.17     $ 395.65
AXA Premier VIP Large Cap Growth                 $ 115.49     $ 178.17     $ 233.17     $ 395.65
AXA Premier VIP Large Cap Value                  $ 115.49     $ 178.17     $ 233.17     $ 395.65
AXA Premier VIP Small/Mid Cap Growth             $ 118.22     $ 186.19     $ 246.23     $ 418.76
AXA Premier VIP Small/Mid Cap Value              $ 118.22     $ 186.19     $ 246.23     $ 418.76
AXA Premier VIP Technology                       $ 120.95     $ 194.16     $ 259.15     $ 441.28
EQ/Aggressive Stock                              $ 111.01     $ 164.93     $ 211.45     $ 356.42
EQ/Alliance Common Stock                         $ 109.27     $ 159.73     $ 202.87     $ 340.65
EQ/Alliance Global                               $ 112.76     $ 170.11     $ 219.97     $ 371.93
EQ/Alliance Growth and Income                    $ 110.36     $ 162.98     $ 208.24     $ 350.54
EQ/Alliance Growth Investors                     $ 110.36     $ 162.98     $ 208.24     $ 350.54
EQ/Alliance Intermediate Government Securities   $ 110.25     $ 162.66     $ 207.70     $ 349.55
EQ/Alliance International                        $ 115.49     $ 178.17     $ 233.17     $ 395.65
EQ/Alliance Money Market                         $ 107.85     $ 155.49     $ 195.85     $ 327.65
EQ/Alliance Premier Growth                       $ 113.31     $ 171.72     $ 222.63     $ 376.72
EQ/Alliance Quality Bond                         $ 110.03     $ 162.01     $ 206.63     $ 347.58
EQ/Alliance Small Cap Growth                     $ 112.32     $ 168.82     $ 217.85     $ 368.07
EQ/Alliance Technology                           $ 113.31     $ 171.72     $ 222.63     $ 376.72
EQ/AXP New Dimensions                            $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/AXP Strategy Aggressive                       $ 111.67     $ 166.87     $ 214.65     $ 362.26
EQ/Balanced                                      $ 110.58     $ 163.63     $ 209.31     $ 352.50
EQ/Bernstein Diversified Value                   $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Calvert Socially Responsible                  $ 112.21     $ 168.49     $ 217.32     $ 367.11
EQ/Capital Guardian International                $ 113.85     $ 173.34     $ 225.27     $ 381.49
EQ/Capital Guardian Research                     $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Capital Guardian U.S. Equity                  $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Emerging Markets Equity                       $ 120.40     $ 192.57     $ 256.58     $ 436.82
EQ/Equity 500 Index                              $ 106.86     $ 152.55     $ 190.97     $ 318.55
EQ/Evergreen Omega                               $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/FI Mid Cap                                    $ 111.67     $ 166.87     $ 214.65     $ 362.26
EQ/FI Small/Mid Cap Value                        $ 112.76     $ 170.11     $ 219.97     $ 371.93
EQ/High Yield                                    $ 110.79     $ 164.28     $ 210.38     $ 354.46
EQ/International Equity Index                    $ 112.76     $ 170.11     $ 219.97     $ 371.93
EQ/J.P. Morgan Core Bond                         $ 109.48     $ 160.38     $ 203.94     $ 342.64
EQ/Janus Large Cap Growth                        $ 113.31     $ 171.72     $ 222.63     $ 376.72
EQ/Lazard Small Cap Value                        $ 112.76     $ 170.11     $ 219.97     $ 371.93
EQ/Marsico Focus                                 $ 113.31     $ 171.72     $ 222.63     $ 376.72
EQ/Mercury Basic Value Equity                    $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/MFS Emerging Growth Companies                 $ 111.34     $ 165.90     $ 213.05     $ 359.35
EQ/MFS Investors Trust                           $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/MFS Research                                  $ 111.12     $ 165.25     $ 211.98     $ 357.40



                                                     If you do not surrender your contract at
                                                        the end of each period shown, the
                                                                expenses would be:
                                                 -------------------------------------------------
                                                    1 year     3 years     5 years      10 years
                                                 -------------------------------------------------
AXA Premier VIP Core Bond                        $ 31.12     $  96.22   $ 165.80     $ 352.56
AXA Premier VIP Health Care                      $ 40.95     $ 124.16   $ 210.94     $ 436.87
AXA Premier VIP International Equity             $ 40.40     $ 122.57   $ 208.48     $ 432.39
AXA Premier VIP Large Cap Core Equity            $ 35.49     $ 108.62   $ 186.08     $ 391.01
AXA Premier VIP Large Cap Growth                 $ 35.49     $ 108.62   $ 186.08     $ 391.01
AXA Premier VIP Large Cap Value                  $ 35.49     $ 108.62   $ 186.08     $ 391.01
AXA Premier VIP Small/Mid Cap Growth             $ 38.22     $ 116.31   $ 198.58     $ 414.24
AXA Premier VIP Small/Mid Cap Value              $ 38.22     $ 116.31   $ 198.58     $ 414.24
AXA Premier VIP Technology                       $ 40.95     $ 124.16   $ 210.94     $ 436.87
EQ/Aggressive Stock                              $ 31.01     $  95.91   $ 165.29     $ 351.58
EQ/Alliance Common Stock                         $ 29.27     $  90.92   $ 157.07     $ 335.73
EQ/Alliance Global                               $ 32.76     $ 100.88   $ 173.45     $ 367.16
EQ/Alliance Growth and Income                    $ 30.36     $  94.04   $ 162.21     $ 345.67
EQ/Alliance Growth Investors                     $ 30.36     $  94.04   $ 162.21     $ 345.67
EQ/Alliance Intermediate Government Securities   $ 30.25     $  93.73   $ 161.70     $ 344.68
EQ/Alliance International                        $ 35.49     $ 108.62   $ 186.08     $ 391.01
EQ/Alliance Money Market                         $ 27.85     $  86.86   $ 150.35     $ 322.66
EQ/Alliance Premier Growth                       $ 33.31     $ 102.43   $ 175.98     $ 371.98
EQ/Alliance Quality Bond                         $ 30.03     $  93.11   $ 160.67     $ 342.70
EQ/Alliance Small Cap Growth                     $ 32.32     $  99.64   $ 171.41     $ 363.29
EQ/Alliance Technology                           $ 33.31     $ 102.43   $ 175.98     $ 371.98
EQ/AXP New Dimensions                            $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/AXP Strategy Aggressive                       $ 31.67     $  97.78   $ 168.35     $ 357.45
EQ/Balanced                                      $ 30.58     $  94.67   $ 163.24     $ 347.64
EQ/Bernstein Diversified Value                   $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Calvert Socially Responsible                  $ 32.21     $  99.33   $ 170.90     $ 362.32
EQ/Capital Guardian International                $ 33.85     $ 103.98   $ 178.52     $ 376.77
EQ/Capital Guardian Research                     $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Capital Guardian U.S. Equity                  $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Emerging Markets Equity                       $ 40.40     $ 122.57   $ 208.48     $ 432.39
EQ/Equity 500 Index                              $ 26.86     $  84.04   $ 145.68     $ 313.52
EQ/Evergreen Omega                               $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/FI Mid Cap                                    $ 31.67     $  97.78   $ 168.35     $ 357.45
EQ/FI Small/Mid Cap Value                        $ 32.76     $ 100.88   $ 173.45     $ 367.16
EQ/High Yield                                    $ 30.79     $  95.29   $ 164.26     $ 349.61
EQ/International Equity Index                    $ 32.76     $ 100.88   $ 173.45     $ 367.16
EQ/J.P. Morgan Core Bond                         $ 29.48     $  91.55   $ 158.10     $ 337.73
EQ/Janus Large Cap Growth                        $ 33.31     $ 102.43   $ 175.98     $ 371.98
EQ/Lazard Small Cap Value                        $ 32.76     $ 100.88   $ 173.45     $ 367.16
EQ/Marsico Focus                                 $ 33.31     $ 102.43   $ 175.98     $ 371.98
EQ/Mercury Basic Value Equity                    $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/MFS Emerging Growth Companies                 $ 31.34     $  96.85   $ 166.82     $ 354.52
EQ/MFS Investors Trust                           $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/MFS Research                                  $ 31.12     $  96.22   $ 165.80     $ 352.56

                                      If you surrender your contract at the end
                                          of each period shown, the expenses
                                                      would be:
                                  -------------------------------------------------
                                      1 year      3 years      5 years     10 years
                                  -------------------------------------------------
EQ/Putnam Growth & Income Value   $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Putnam International Equity    $ 114.40     $ 174.95     $ 227.91     $ 386.23
EQ/Putnam Voyager                 $ 111.12     $ 165.25     $ 211.98     $ 357.40
EQ/Small Company Index            $ 110.03     $ 162.01     $ 206.63     $ 347.58



                                      If you do not surrender your contract at
                                         the end of each period shown, the
                                                 expenses would be:
                                  -------------------------------------------------
                                     1 year     3 years     5 years      10 years
                                  -------------------------------------------------
EQ/Putnam Growth & Income Value   $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Putnam International Equity    $ 34.40     $ 105.53   $ 181.04     $ 381.54
EQ/Putnam Voyager                 $ 31.12     $  96.22   $ 165.80     $ 352.56
EQ/Small Company Index            $ 30.03     $  93.11   $ 160.67     $ 342.70



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money" in your prospectus.



IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:


Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example for "if you do not surrender your contract" would, in each case, be increased by $5.44 based on the average amount applied to annuity payout options in 2001. See "Annuity administrative fee" in "Charges and expenses," in your prospectus.


(5) DISRUPTIVE TRANSFER ACTIVITY


The following reflects Equitable's current policy with regard to market timing-related transaction requests.


You should note that the Accumulator Series contracts are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.


We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.



(6) BENEFICIARY CONTINUATION OPTION


BENEFICIARY CONTINUATION OPTION

Upon your death under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. We require this election to be made within nine months following the date we receive proof of your death and before any other inconsistent election is made.

We will increase the account value as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, to equal the applicable guaranteed minimum death benefit as of the date of your death, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus feature, and adjusted for any subsequent withdrawals. The beneficiary continuation option is available if we have received regulatory clearance in your state. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an appropriate individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

Under the beneficiary continuation option:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The guaranteed minimum income benefit, if applicable, and the death benefit provisions (including any guaranteed minimum death benefit) will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, generally, any remaining interest in the contract will be paid in a lump sum to the person named by the beneficiary (when we receive satisfactory proof of death, any required instructions for the method of payment and the information and forms necessary to effect payment), unless such person elects to continue the payment method elected by the beneficiary.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death, and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. However, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in "Tax information" in your prospectus and SAI, your beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If your beneficiary chooses this, your beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the 5th calendar year after your death.


(7) TAX INFORMATION

The discussion in the prospectus is amended to reflect changes due to the Economic Growth and Tax Relief Reconciliation Act of 2001, and proposed revisions to the proposed required minimum distribution Treasury Regulations.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH
IRA. Beginning in 2002, you may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of 2002, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution--even if you make a contribution to one plan and take the distribution from another plan--during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


CONTRIBUTIONS


INCREASED LIMITS ON REGULAR CONTRIBUTIONS TO BOTH TYPES OF IRAS.

The maximum amount of regular contributions to all IRAs for any individual (including both traditional and Roth IRAs) for 2002 has been increased from $2,000 to $3,000. If the traditional IRA owner is at least age 50 but under age 70-1/2 at any time during 2002 an additional catch-up contribution of up to $500 more for 2002 may be made. For Roth IRAs, an additional catch-up contribution of up to $500 more for 2002 may be made if the Roth IRA owner is at least age
50 at any time during 2002.

If the traditional IRA owner is single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $34,000 and $44,000 in 2002. If the traditional IRA owner is married, files a joint return and is covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $54,000 and $64,000 in 2002.


ROLLOVER CONTRIBUTIONS TO TRADITIONAL IRAS AND ROLLOVER TSAS

Beginning in 2002, rollover contributions may be made to a traditional IRA (but not a Roth IRA) or a Rollover TSA from "eligible retirement plans" which include traditional IRAs, TSAs, qualified plans and governmental 457(b) plans (also known as "governmental EDC plans").

Rollover contributions to traditional IRAs were historically limited to pre-tax funds. Beginning in 2002, after-tax contributions to a qualified plan or TSA may be rolled over to a traditional IRA (but not a Roth IRA). You should be aware before you roll over any after-tax contributions that you are responsible for calculating the taxable amount of any distributions you take from the traditional IRA.

We do not accept rollover contributions of after-tax funds to Accumulator(R) Rollover TSA contracts.

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan and the features of the current plan may no longer be available. For example, distributions from a governmental 457(b) plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions. If you roll over funds from a governmental 457(b) plan into an eligible retirement plan which is not a governmental 457(b) plan (such as a traditional IRA or TSA), any subsequent distributions may be subject to this penalty.


ROLLOVERS BETWEEN ELIGIBLE RETIREMENT PLANS

Historically, a rollover from a traditional IRA could only be made to a qualified plan (or TSA) if the traditional IRA served as a "conduit" for only qualified plan (or only TSA) funds. Historically, a rollover from a TSA could only be made to another TSA or a traditional IRA. Beginning in 2002, these rules have been substantially liberalized. Eligible rollover distributions from qualified plans, TSAs, governmental 457(b) plans and traditional IRAs may be rolled over into other such plans. A surviving spouse beneficiary may roll over funds from the deceased spouse's traditional IRA or TSA into these "eligible retirement plans."

The recipient eligible retirement plan must agree to take the distribution. An eligible retirement plan is not legally required to accept a rollover. Before you decide to roll over your distribution to another eligible retirement plan, you should find out whether the plan accepts rollover contributions from other plan types and, if so, the types of distributions it accepts as rollover contributions. You should also find out about any documents that are required to be completed before the receiving plan will accept a rollover. Check with the administrator of the plan that is to receive your rollover prior to making the rollover. If an eligible retirement plan accepts your rollover, the plan may restrict subsequent distributions of the rollover amount or may require your spouse's consent for any subsequent distribution. A subsequent distribution from the plan that accepts your rollover may also be subject to different tax treatment than distributions from your traditional IRA or TSA.

If you roll a distribution from your traditional IRA or TSA into a governmental 457(b) plan, the recipient governmental 457(b) plan must agree to separately account for the rolled-over funds. Even though distributions from a governmental 457(b) plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 59-1/2 distributions, any subsequent distributions from the governmental 457(b) plan attributable to the IRA or TSA funds rolled over continue to be subject to this penalty.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

Beginning in 2002, under certain circumstances, you may roll over any after-tax contributions you have made to a TSA to another qualified plan or TSA which agrees to do required separate accounting, or to a traditional IRA. This does not apply to Accumulator(R) Rollover TSA contracts, as we do not accept rollover contributions of after-tax funds, and we treat all funds directly transferred to Accumulator(R) Rollover TSA contracts as pre-tax funds.

After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan.


REQUIRED MINIMUM DISTRIBUTIONS

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


Account-based method. If you choose an account-based method, you divide the value of your traditional IRA, as of December 31st of the past calendar year, by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life, the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies.

If you initially choose an account-based method, you may be able to apply your traditional IRA funds later to a life annuity-based payout, with any certain period not exceeding remaining life expectancy.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments and on the status of your beneficiary.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the revised proposed rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the fifth year following the year of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit post-death distributions to be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT/CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

(8) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2001. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the same daily asset charges of 0.50%.



                                                                For the years
                                                             ending December 31,
                                                                  2001        2000
 EQ/Aggressive Stock
  Unit value                                                  $ 58.69   $  78.83
  Separate Account 45 number of units outstanding (000's)          --         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Alliance Common Stock
  Unit value                                                  $271.84   $ 306.09
  Separate Account 45 number of units outstanding (000's)          --         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Alliance Global
  Unit value                                                  $ 31.62         --
  Separate Account 45 number of units outstanding (000's)          --         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Alliance Growth and Income
  Unit value                                                  $ 27.40         --
  Separate Account 45 number of units outstanding (000's)           4         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Alliance Growth Investors
  Unit value                                                  $ 38.15         --
  Separate Account 45 number of units outstanding (000's)          --         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Alliance Intermediate Government Securities
  Unit value                                                  $ 18.84         --
  Separate Account 45 number of units outstanding (000's)           8         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Alliance International
  Unit value                                                  $ 10.22         --
  Separate Account 45 number of units outstanding (000's)           3         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Alliance Money Market
  Unit value                                                  $ 34.09   $  33.08
  Separate Account 45 number of units outstanding (000's)          19         --
  Separate Account 49 number of units outstanding (000's)         124         --
 EQ/Alliance Premier Growth
  Unit value                                                  $  7.29   $   9.63
  Separate Account 45 number of units outstanding (000's)           3         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Alliance Small Cap Growth
  Unit value                                                  $ 14.86   $  17.22
  Separate Account 45 number of units outstanding (000's)           4         --
  Separate Account 49 number of units outstanding (000's)          --         --

                                                                For the years
                                                             ending December 31,
                                                                  2001        2000
 EQ/Alliance Technology
  Unit value                                                  $ 5.00     $  6.65
  Separate Account 45 number of units outstanding (000's)          9          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/AXP New Dimensions
  Unit value                                                  $ 6.99          --
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/AXP Strategy Aggressive
  Unit value                                                  $ 4.12          --
  Separate Account 45 number of units outstanding (000's)          4          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Balanced
  Unit value                                                  $46.74          --
  Separate Account 45 number of units outstanding (000's)          3          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Bernstein Diversified Value
  Unit value                                                  $12.31     $ 12.01
  Separate Account 45 number of units outstanding (000's)         10          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Calvert Socially Responsible
  Unit value                                                  $ 8.85          --
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Capital Guardian International
  Unit value                                                  $ 8.90     $ 11.30
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Capital Guardian Research
  Unit value                                                  $10.97     $ 11.25
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Capital Guardian U. S. Equity
  Unit value                                                  $10.39     $ 10.66
  Separate Account 45 number of units outstanding (000's)          1          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Emerging Markets Equity
  Unit value                                                  $ 6.34     $  6.72
  Separate Account 45 number of units outstanding (000's)          2          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Equity 500 Index
  Unit value                                                  $26.11     $ 29.88
  Separate Account 45 number of units outstanding (000's)          1          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Evergreen Omega
  Unit value                                                  $ 7.92          --
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --

                                                                For the years
                                                             ending December 31,
                                                                  2001        2000
 EQ/FI Mid Cap
  Unit value                                                  $ 8.64     $ 10.03
  Separate Account 45 number of units outstanding (000's)          6          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/FI Small/Mid Cap Value
  Unit value                                                  $11.66     $ 11.27
  Separate Account 45 number of units outstanding (000's)         13          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/High Yield
  Unit value                                                  $27.00     $ 26.95
  Separate Account 45 number of units outstanding (000's)          2          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/International Equity Index
  Unit value                                                  $ 9.21     $ 12.42
  Separate Account 45 number of units outstanding (000's)          5          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/J.P. Morgan Core Bond
  Unit value                                                  $12.65     $ 11.78
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Janus Large Cap Growth
  Unit value                                                  $ 6.45     $  8.42
  Separate Account 45 number of units outstanding (000's)         10          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Lazard Small Cap Value
  Unit value                                                  $12.93     $ 11.04
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Marisco Focus
  Unit value                                                  $11.37          --
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Mercury Basic Value Equity
  Unit value                                                  $17.90          --
  Separate Account 45 number of units outstanding (000's)          1          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/MFS Emerging Growth Companies
  Unit value                                                  $14.96     $ 22.79
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/MFS Investors Trust
  Unit value                                                  $ 8.94     $ 10.69
  Separate Account 45 number of units outstanding (000's)          2          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/MFS Research
  Unit value                                                  $12.83     $ 16.49
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --
 EQ/Putnam Growth & Income Value
  Unit value                                                  $12.57     $ 13.56
  Separate Account 45 number of units outstanding (000's)         --          --
  Separate Account 49 number of units outstanding (000's)         --          --

                                                                For the years
                                                             ending December 31,
                                                                  2001        2000
 EQ/Putnam International Equity
  Unit value                                                  $ 14.10    $ 18.06
  Separate Account 45 number of units outstanding (000's)          --         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Putnam Investors Growth
  Unit value                                                  $ 13.43    $ 17.87
  Separate Account 45 number of units outstanding (000's)          --         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/Small Company Index
  Unit value                                                  $ 11.40    $ 11.22
  Separate Account 45 number of units outstanding (000's)           1         --
  Separate Account 49 number of units outstanding (000's)          --         --
 EQ/T. Rowe Price International Stock
  Unit value                                                  $  9.17         --
  Separate Account 45 number of units outstanding (000's)           1         --
  Separate Account 49 number of units outstanding (000's)          --         --

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.



                                                                    For the years ending December 31,
                                                                                    2001
 EQ/Aggressive Stock
  Unit value                                                                 $ 46.83
  Separate Account 49 number of units outstanding (000's)                         --
    EQ/Alliance Common Stock
  Unit value                                                                 $188.32
  Separate Account 49 number of units outstanding (000's)                          1
    EQ/Alliance High Yield
  Unit value                                                                 $ 21.83
  Separate Account 49 number of units outstanding (000's)                         --
    EQ/Alliance Money Market
  Unit value                                                                 $ 25.51
  Separate Account 49 number of units outstanding (000's)                        217
    EQ/Alliance Premier Growth
  Unit value                                                                 $  7.02
  Separate Account 49 number of units outstanding (000's)                         27
    EQ/Alliance Small Cap Growth
  Unit value                                                                 $ 13.91
  Separate Account 49 number of units outstanding (000's)                          7
    EQ/Alliance Technology
  Unit value                                                                 $  4.88
  Separate Account 49 number of units outstanding (000's)                          5
    EQ/Balanced
  Unit value                                                                 $ 37.29
  Separate Account 49 number of units outstanding (000's)                          4
    EQ/Bernstein Diversified Value
  Unit value                                                                 $ 11.64
  Separate Account 49 number of units outstanding (000's)                         16
    EQ/Calvert Socially Responsible
  Unit value                                                                 $  8.56
  Separate Account 49 number of units outstanding (000's)                         --
    EQ/Capital Guardian International
  Unit value                                                                 $  8.57
  Separate Account 49 number of units outstanding (000's)                         41
    EQ/Capital Guardian Research
  Unit value                                                                 $ 10.56
  Separate Account 49 number of units outstanding (000's)                         13
    EQ/Equity 500 Index
  Unit value                                                                 $ 23.37
  Separate Account 49 number of units outstanding (000's)                         11
    EQ/Evergreen Omega
  Unit value                                                                 $  7.59
  Separate Account 49 number of units outstanding (000's)                         --
    EQ/FI Mid Cap
  Unit value                                                                 $  8.48
  Separate Account 49 number of units outstanding (000's)                          5
    EQ/FI Small/Mid Cap Value
  Unit value                                                                 $ 10.91
  Separate Account 49 number of units outstanding (000's)                         14

                                                                    For the years ending December 31,
                                                                                    2001
 EQ/International Equity Index
  Unit value                                                                 $ 8.71
  Separate Account 49 number of units outstanding (000's)                        26
    EQ/J.P. Morgan Core Bond
  Unit value                                                                 $11.96
  Separate Account 49 number of units outstanding (000's)                        31
    EQ/Janus Large Cap Growth
  Unit value                                                                 $ 6.33
  Separate Account 49 number of units outstanding (000's)                         6
    EQ/Lazard Small Cap Value
  Unit value                                                                 $12.22
  Separate Account 49 number of units outstanding (000's)                        14
    EQ/Marisco Focus
  Unit value                                                                 $11.32
  Separate Account 49 number of units outstanding (000's)                         2
    EQ/Mercury Basic Value Equity
  Unit value                                                                 $16.76
  Separate Account 49 number of units outstanding (000's)                         9
    EQ/MFS Emerging Growth Companies
  Unit value                                                                 $14.00
  Separate Account 49 number of units outstanding (000's)                         1
    EQ/MFS Investors Trust
  Unit value                                                                 $ 8.56
  Separate Account 49 number of units outstanding (000's)                         6
    EQ/MFS Research
  Unit value                                                                 $12.01
  Separate Account 49 number of units outstanding (000's)                         7
    EQ/Putnam Growth & Income Value
  Unit value                                                                 $11.77
  Separate Account 49 number of units outstanding (000's)                        19
    EQ/Putnam International Equity
  Unit value                                                                 $13.20
  Separate Account 49 number of units outstanding (000's)                        18
    EQ/Putnam Investors Growth
  Unit value                                                                 $12.57
  Separate Account 49 number of units outstanding (000's)                         4
    EQ/Small Company Index
  Unit value                                                                 $10.77
  Separate Account 49 number of units outstanding (000's)                         1

(9) INVESTMENT PERFORMANCE


The following table shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The table takes into account the maximum current fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract. The table does not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.


The results shown under "length of option period" are based on the actual historical investment experience of each variable investment option since its inception. The results shown under "length of portfolio period" include some periods when a variable investment option investing in the Portfolio had not yet commenced operations. For those periods, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options been available.

For the "EQ/Alliance" portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology), we have adjusted the results prior to October 1996, when Class IB/B shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the EQ/Alliance Money Market and EQ/Alliance Common Stock options for period before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as an assumed charge of 0.06% for direct operating expenses.


EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the EQ/Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.


AXA Premier VIP Trust commenced operations on December 31, 2001, and performance information for these portfolios is not available as of the date of this prospectus.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


THE PERFORMANCE INFORMATION SHOWN BELOW AND PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

                         TABLE FOR SEPARATE ACCOUNT 49
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:




                                             Length of option period                       Length of portfolio period
                                    ------------------------------------------ --------------------------------------------------
                                                                                                                         Since
                                                                 Since option                                          portfolio
Variable investment options             1 Year        5 Years     inception*      3 Years       5 Years    10 Years   inception**
----------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                 (20.89)%         5.09%         5.94%        ( 7.66)%       5.09%      8.55%        10.56%
EQ/Alliance Common Stock            (30.08)%        (0.99)%      ( 0.41)%       ( 9.90)%      (0.99)%     4.36%         4.50%
EQ/Alliance Global                  (12.02)%         9.38%           --           2.26%        9.38%        --          9.11%
EQ/Alliance Growth Investors        ( 2.91)%         0.95%           --         ( 0.54)%       0.95%      0.84%         1.70%
EQ/Alliance Money Market            (33.65)%           --        (17.53)%           --           --         --        (17.53)%
EQ/Alliance Premier Growth          ( 2.80)%         1.55%           --         ( 0.50)%       1.55%        --          0.82%
EQ/Alliance Small Cap Growth        (34.11)%           --        (41.75)%           --           --         --        (41.75)%
EQ/Alliance Technology              (25.49)%           --            --             --           --         --        (31.66)%
EQ/Bernstein Diversified Value      ( 7.54)%           --          0.41%        ( 4.58)%         --         --          0.41%
EQ/Capital Guardian International   (30.68)%           --        (10.29)%           --           --         --        (10.29)%
EQ/Capital Guardian Research        (12.47)%           --        ( 2.27)%           --           --         --        ( 2.28)%
EQ/Capital Guardian U.S. Equity     (12.46)%           --        ( 4.41)%           --           --         --        ( 4.42)%
EQ/Emerging Markets Equity          (15.50)%           --        (11.19)%       ( 2.19)%         --         --        (15.94)%
EQ/Equity 500 Index                 (22.26)%         5.33%         6.18%        ( 7.83)%       5.33%        --          9.58%
EQ/Evergreen Omega                  (26.93)%           --        (13.43)%       (13.42)%         --         --        (13.42)%
EQ/FI Mid Cap                       (23.47)%           --        (17.62)%           --           --         --        (18.27)%
EQ/FI Small/Mid Cap Value           ( 6.67)%           --          0.84%        ( 2.41)%         --         --        ( 1.59)%
EQ/High Yield                       (33.01)%        (8.21)%          --         (13.15)%      (8.21)%       --        ( 4.02)%
EQ/International Equity Index       (35.10)%           --        ( 7.13)%       (14.27)%         --         --        ( 7.12)%
EQ/J.P. Morgan Core Bond            ( 2.86)%           --          1.11%        ( 0.21)%         --         --          1.11%
EQ/Janus Large Cap Growth           (32.68)%           --        (35.64)%           --           --         --        (36.14)%
EQ/Lazard Small Cap Value             6.59%            --          1.61%          6.49%          --         --          1.60%
EQ/Mercury Basic Value Equity       ( 5.19)%           --          8.95%          6.09%          --         --          8.95%
EQ/MFS Emerging Growth Companies    (43.38)%           --          5.09%        ( 8.47)%         --         --          5.09%
EQ/MFS Investors Trust              (25.94)%           --        ( 9.44)%       ( 9.44)%         --         --        ( 9.44)%
EQ/MFS Research                     (31.58)%           --          1.15%        ( 9.24)%         --         --          1.15%
EQ/Putnam Growth & Income Value     (17.10)%           --          0.38%        ( 6.79)%         --         --          0.38%
EQ/Putnam International Equity      (31.30)%           --          3.45%        ( 2.64)%         --         --          3.45%
EQ/Putnam Voyager                   (34.13)%           --          2.40%        (13.19)%         --         --          2.40%
EQ/Small Company Index              ( 8.54)%           --        ( 1.73)%           --           --         --        ( 1.73)%



 * The variable investment option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth Investors, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager
   (May 1, 1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and Income, EQ/Alliance International, EQ/Alliance Quality Bond, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (January 14, 2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987):
   EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1,
   1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May
   1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

                         TABLE FOR SEPARATE ACCOUNT 45
AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2001:




                                                             Length of option period
                                                   -------------------------------------------
                                                                                 Since option
Variable investment options                            1 Year        5 Years      inception*
----------------------------------------------------------------------------------------------
  EQ/Aggressive Stock                              (34.81)%       (8.58)%        ( 0.42)%
  EQ/Alliance Common Stock                         (20.89)%        5.09%          10.13%
  EQ/Alliance Global                               (30.08)%       (0.99)%          2.92%
  EQ/Alliance Growth and Income                    (12.02)%        9.38%          11.81%
  EQ/Alliance Growth Investors                     (22.71)%        2.48%           5.72%
  EQ/Alliance Intermediate Government Securities   ( 2.91)%        0.95%           1.44%
  EQ/Alliance International                        (33.01)%       (8.21)%        ( 4.24)%
  EQ/Alliance Money Market                         ( 7.09)%       (0.36)%        ( 0.05)%
  EQ/Alliance Premier Growth                       (33.65)%          --          (17.53)%
  EQ/Alliance Small Cap Growth                     (23.30)%          --            4.51%
  EQ/Alliance Technology                           (34.11)%          --          (41.61)%
  EQ/AXP New Dimensions                            (34.11)%          --          (41.61)%
  EQ/AXP Strategy Aggressive                       (25.49)%          --          (30.72)%
  EQ/Capital Guardian Research                     (30.68)%          --              --
  EQ/Capital Guardian U.S. Equity                  (12.47)%          --          ( 2.27)%
  EQ/Emerging Markets Equity                       (12.46)%          --          ( 4.41)%
  EQ/Equity 500 Index                              (15.50)%          --          (14.22)%
  EQ/Evergreen Omega                               (22.26)%        5.33%           9.83%
  EQ/FI Mid Cap                                    (26.93)%          --          (13.43)%
  EQ/FI Small/Mid Cap Value                        (23.47)%          --          (17.59)%
  EQ/High Yield                                    ( 9.86)%       (5.77)%        ( 0.10)%
  EQ/International Equity Index                    ( 6.67)%          --          ( 1.59)%
  EQ/Janus Large Cap Growth                        ( 2.86)%          --              --
  EQ/Mercury Basic Value Equity                        --            --            4.99%
  EQ/MFS Emerging Growth Companies                 ( 5.19)%          --            8.95%
  EQ/MFS Investors Trust                           (43.38)%          --            5.09%
  EQ/MFS Research                                  (25.94)%          --          ( 9.44)%
  EQ/Putnam Growth & Income Value                  (31.58)%          --            1.15%
  EQ/Small Company Index                           (34.13)%          --              --



                                                                   Length of portfolio period
                                                   -----------------------------------------------------------
                                                                                               Since portfolio
Variable investment options                            3 Years       5 Years       10 Years      inception**
--------------------------------------------------------------------------------------------------------------
  EQ/Aggressive Stock                              (14.86)%       (8.58)%       (0.49)%          8.80%
  EQ/Alliance Common Stock                         ( 7.66)%        5.09%         8.55%          10.56%
  EQ/Alliance Global                               ( 9.90)%       (0.99)%        4.36%           4.50%
  EQ/Alliance Growth and Income                      2.26%         9.38%           --            9.11%
  EQ/Alliance Growth Investors                     ( 5.21)%        2.48%         4.57%           8.13%
  EQ/Alliance Intermediate Government Securities   ( 0.54)%        0.95%         0.84%           1.70%
  EQ/Alliance International                        (13.15)%       (8.21)%          --          ( 4.02)%
  EQ/Alliance Money Market                         ( 1.27)%       (0.36)%       (0.59)%          2.12%
  EQ/Alliance Premier Growth                           --            --            --          (17.53)%
  EQ/Alliance Small Cap Growth                       2.05%           --            --            4.51%
  EQ/Alliance Technology                               --            --            --          (41.61)%
  EQ/AXP New Dimensions                                --            --            --          (41.61)%
  EQ/AXP Strategy Aggressive                           --            --            --          (31.49)%
  EQ/Capital Guardian Research                         --            --            --          (10.29)%
  EQ/Capital Guardian U.S. Equity                      --            --            --          ( 2.28)%
  EQ/Emerging Markets Equity                           --            --            --          ( 4.42)%
  EQ/Equity 500 Index                              ( 2.19)%          --            --          (15.94)%
  EQ/Evergreen Omega                               ( 7.83)%        5.33%           --            9.58%
  EQ/FI Mid Cap                                    (13.42)%          --            --          (13.42)%
  EQ/FI Small/Mid Cap Value                            --            --            --          (18.24)%
  EQ/High Yield                                    (10.32)%       (5.77)%        2.59%           2.92%
  EQ/International Equity Index                    ( 2.41)%          --            --          ( 1.59)%
  EQ/Janus Large Cap Growth                        ( 0.21)%          --            --            1.11%
  EQ/Mercury Basic Value Equity                        --            --            --            5.31%
  EQ/MFS Emerging Growth Companies                   6.09%           --            --            8.95%
  EQ/MFS Investors Trust                           ( 8.47)%          --            --            5.09%
  EQ/MFS Research                                  ( 9.44)%          --            --          ( 9.44)%
  EQ/Putnam Growth & Income Value                  ( 9.24)%          --            --            1.15%
  EQ/Small Company Index                           (13.19)%          --            --            2.40%



 * The variable option inception dates are: EQ/Aggressive Stock, EQ/Alliance Common Stock, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Alliance Money Market, EQ/Equity 500 Index and EQ/High Yield (May 1, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research and EQ/Putnam Growth & Income Value (May 1, 1997); EQ/Emerging Markets Equity (September 2, 1997); EQ/International Equity Index and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap, and EQ/Janus Large Cap Growth (September 5, 2000); EQ/Balanced and EQ/Bernstein Diversified Value (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Quality Bond, EQ/Capital Guardian International, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value, EQ/Putnam International Equity and EQ/Putnam Voyager (January 14,
   2002). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Alliance Common Stock (January 13, 1976); EQ/Alliance Money Market (July 13, 1981); EQ/Aggressive Stock and EQ/Balanced (January 27, 1986); EQ/High Yield (January 2, 1987); EQ/Alliance Global (August 27, 1987):
   EQ/Alliance Growth Investors (October 2, 1989); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1,
   1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May
   1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/International Equity Index, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1, 1999); EQ/Alliance Technology (May 1, 2000); EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2000.

(10) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, "The Equitable Companies Incorporated"). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

Appendix


--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements



                                                             Product Distributor
                                       ---------------------------------------------------------------
                                                                AXA Advisors
                                       ---------------------------------------------------------------
                                        Prospectus and
 Product Name                          SAI Dates              Supplement Dates
-------------------------------------- --------------------- -----------------------------------------
                                       4/7/95                7/1/95; 9/28/95
 o Income Manager                      11/1/95
    Accumulator(R)                     5/1/96
 o Income Manager(R)                   10/17/96              2/10/97
    Rollover IRA                       5/1/97                5/1/97; 12/31/97; 5/1/98;
                                                             1/4/99; 5/1/99; 5/1/00; 6/23/00;
                                                             9/1/00; 2/9/01; 9/1/01; 1/14/02
                                       ---------------------------------------------------------------
                                       12/31/97              12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                                             5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                                             9/1/01; 1/14/02
------------------------------------------------------------------------------------------------------
                                       5/1/98                5/1/98; 6/18/98; 11/30/98
 o Equitable Accumulator(R)
    (IRA, NQ and QP)                   5/1/99                5/1/99; 5/1/00; 9/1/00; 2/9/01; 9/1/01;
                                                             1/14/02
 o Equitable Accumulator(R)
    Select(SM) (IRA, NQ, QP)
------------------------------------------------------------------------------------------------------
 o Equitable Accumulator(R)            10/18/99              3/20/00; 5/1/00; 6/23/00; 9/1/00;
    Select(SM)                                               2/9/01; 9/1/01; 10/13/00; 1/14/02
 o Equitable Accumulator(R)

                                       ---------------------------------------------------------------
                                       5/1/00                3/20/00; 6/23/00; 9/1/00; 9/6/00;
                                                             2/9/01; 9/1/01; 10/13/00; 1/14/02
                                       ---------------------------------------------------------------
                                       5/1/01                5/1/01+; 7/30/01*; 9/1/01;
                                                             10/1/01**; 12/14/01; 1/14/02
                                       ---------------------------------------------------------------
                                       8/13/01               9/1/01; 10/1/01**; 12/14/01;
                                        (Accumulator(R)      1/14/02
                                       Select(SM) only)
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Plus(SM)     9/2/99
                                       10/18/99
                                       5/1/00                6/23/00; 9/1/00; 9/6/00; 10/13/00;
                                                             2/9/01; 3/19/01; 7/30/01; 9/1/01;
                                                             1/14/02
                                       ---------------------------------------------------------------
                                       5/1/01                7/30/01*; 9/1/01; 12/14/01;
                                                             1/14/02
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R)              N/A                   N/A
 Select(SM) II
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Elite(SM)II  N/A                   N/A
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Elite(SM)    8/13/01               9/1/01; 10/1/01***; 12/14/01;
                                                             1/14/02
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R)              11/17/00              2/9/01; 3/19/01; 7/30/01*;
 Advisor(SM)                                                 9/1/01; 12/14/01; 1/14/02
                                       ---------------------------------------------------------------
                                       5/1/01                9/1/01; 12/14/01; 1/14/02



                                                       Product Distributor
                                       ---------------------------------------------------
                                                        AXA Distributors
                                       ---------------------------------------------------
                                        Prospectus and
 Product Name                          SAI Dates         Supplement Dates
-------------------------------------- ---------------- ----------------------------------
                                       4/7/95           7/1/95; 9/28/95
 o Income Manager                      11/1/95
    Accumulator(R)                     10/16/96         2/10/97
 o Income Manager(R)                   5/1/97           5/1/97
    Rollover IRA                       8/1/97
                                       12/31/97         12/31/97; 5/1/98;
                                                        1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                                        2/9/01; 9/1/01; 1/14/02
------------------------------------------------------------------------------------------------------
                                       10/1/97+++
 o Equitable Accumulator(R)            12/31/97+++
    (IRA, NQ and QP)                   5/1/98           5/1/98; 6/18/98; 11/30/98;
 o Equitable Accumulator(R)                             5/1/99; 5/1/00; 9/1/00; 2/9/01;
    Select(SM) (IRA, NQ, QP)                            9/1/01; 1/14/02

------------------------------------------------------------------------------------------------------
 o Equitable Accumulator(R)            5/1/99
    Select(SM)                         10/18/99         3/20/00; 5/1/00; 9/1/00;
                                                        10/13/00; 2/9/01; 9/1/01;
 o Equitable Accumulator(R)                             1/14/02
                                       ---------------------------------------------------------------
                                       5/1/00           3/20/00; 9/1/00; 9/6/00; 10/13/
                                                        00; 2/9/01; 9/1/01; 1/14/02
                                       ---------------------------------------------------------------
                                       5/1/01           5/1/01+; 5/1/01++; 7/30/01*; 9/1/
                                                        01; 10/1/01**; 12/14/01; 1/14/02
                                       ---------------------------------------------------------------
                                       N/A              N/A
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Plus(SM)     8/2/99
                                       10/18/99
                                       5/1/00           9/1/00; 9/6/00; 10/13/00;
                                                        2/9/01; 3/19/01; 7/30/01;
                                                        9/1/01; 1/14/02
                                       ---------------------------------------------------------------
                                       5/1/01           5/1/01++; 7/30/01*; 9/1/01;
                                                        12/14/01; 1/14/02
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R)              10/1/01          10/1/01**; 12/14/01; 1/14/02
 Select(SM) II
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Elite(SM)II  10/1/01          10/1/01***; 12/14/01; 1/14/02
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R) Elite(SM)    8/13/01          9/1/01; 10/1/01***; 12/14/01;
                                                        1/14/02
------------------------------------------------------------------------------------------------------
 Equitable Accumulator(R)              5/15/00          9/1/00; 9/6/00; 2/9/01;
 Advisor(SM)                                            7/30/01*; 9/1/01; 12/14/01;
                                                        1/14/02
                                       ---------------------------------------------------------------
                                       5/1/01           9/1/01; 12/14/01; 1/14/02

                                                            Product Distributor
                            -----------------------------------------------------------------------------------
                                        AXA Advisors                            AXA Distributors
                            ------------------------------------- ---------------------------------------------
                             Prospectus and                        Prospectus and
 Product Name               SAI Dates          Supplement Dates   SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------- ---------------- ----------------------------
 Equitable Accumulator(R)   N/A               N/A                 9/2/99
 Express(SM)                                                      10/18/99
                                                                  5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                   7/30/01*; 9/1/01; 12/14/01;
                                                                                   1/14/02
                                                                  ---------------------------------------------
                                                                  5/1/01           7/30/01*; 9/1/01; 1/14/02



+  applies to contracts issued in Oregon only.

++  applies to Accumulator(R) and Accumulator(R) Plus(SM) only.

+++  applies to Accumulator(R) Select(SM) only.

*  applies to contracts issued in Washington only.

** applies to Equitable Accumulator(R) Select(SM) and Select(SM) II issued in New York only.

*** applies to Equitable Accumulator(R) Elite(SM) and Elite(SM) II issued in New York only.

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                 Page


Tax Information                                                                     2
Unit Values                                                                        22
Custodian and Independent Accountants                                              23
Yield Information for the EQ/Alliance Money Market Option, EQ/Alliance Quality
Bond Option and EQ/High Yield Option                                               23
Distribution of the contracts                                                      25
Financial Statements                                                               25




How to obtain an Equitable Accumulator(R) Statement of Additional Information

Send this request form to:
 Equitable Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------


Please send me an Equitable Accumulator(R) SAI dated May 1, 2002 :

Check one:

Equitable Accumulator(R)                      [ ]

Income Manager Accumulator(R)

Income Manager(R) Rollover IRA

Equitable Accumulator(R) (IRA, NQ, QP)

Accumulator(R) Express(SM)

Accumulator(R) Advisor(SM)                    [ ]

Accumulator(R) Elite(SM) & Elite(SM) II       [ ]

Accumulator(R) Plus(SM)                       [ ]

Accumulator(R) Select(SM) and Select(SM) II   [ ]




--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip







(SAI 4ACS(5/02))

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

         1. Separate Account No. 45:

            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2001;
            - Statements of Operations for the Year Ended December 31, 2001;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2001 and 2000; and
            - Notes to Financial Statements.

         2. The Equitable Life Assurance Society of the United States:

            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2001 and
              2000;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 2001, 2000 and 1999;
            - Consolidated Statements of Equity for Years Ended
              December 31, 2001, 2000 and 1999;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 2001, 2000 and 1999; and
            - Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed February 27, 1998.

         2. Not applicable.

         3. (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), The Equitable Life Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

            (b) Letter of Agreement for Distribution Agreement among The
                Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.

            (c) Form of Sales Agreement among Equitable Distributors, Inc., as
                Distributor, a Broker- Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Distribution Agreement for services by The Equitable Life
                Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to
                Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

            (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

            (f) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (IRA) Certificates, incorporated herein by reference to Exhibit 4(m) to Registration Statement No. 33-83750, filed February 27, 1998.

            (g) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (NQ) Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 33-83750, filed February 27, 1998.

            (h) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (QP) Certificates, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 33-83750, filed February 27, 1998.

            (i) Form of Endorsement applicable to Defined Benefit Qualified Plan
                Certificates No. 98ENDQPI, incorporated herein by reference to
                Exhibit 4(r) to Registration Statement No. 33-83750, filed
                May 1, 1998.

            (j) Form of Endorsement applicable to Non-Qualified Certificates No.
                98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement on No. 33-83750, filed February 27, 1998.

            (k) Form of Endorsement for Extra Credit Annuity Form No. 98ECENDI
                and Data Pages, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

            (l) Form of Endorsement applicable to Defined Contribution Qualified
                Plan Certificates No. 97ENQPI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

            (m) Form of Endorsement for Beneficiary Continuation Option Form No.
                2000 ENIRAI-IM, applicable to IRA certificates previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (n) Form of Endorsement applicable to Roth IRA Contracts, Form No.
                IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (o) Revised Form of Endorsement applicable to IRA Certificates, Form
                No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (p) Form of Endorsement applicable to Non-Qualified Certificates,
                Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (q) Form of Endorsement applicable to credits applied to annuity account value previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (r) Form of Optional Death Benefit Rider, Form No. 2000 PPDB
                previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (s) Form of Data Pages for Equitable Accumulator (Rollover IRA
                (revised), Roth Conversion (revised), NQ (revised), QP-Defined Contribution (revised), QP-Defined Benefit (revised), TSA previously filed with this Registration Statement File
                No. 333-64751 on April 25, 2001.

            (t) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000
                BENE-G previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (u) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-
                Qualified Certificates previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

         5. (a) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit 5(e) to Registration Statement No. 33-83750, filed February 27, 1998.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

            (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

         7. Form of Reinsurance Agreement among Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-64751 on December 5, 2001.

         9. Opinion and Consent of Counsel, previously filed with this Registration Statement, File No. 333-64751 on June 7, 1999.

        10. (a) Consent of PricewaterhouseCoopers LLP.

            (b) Powers of Attorney previously filed with this Registration
                Statement File No. 333-64751 on April 25, 2000.

            (c) Power of Attorney for Claus-Michael Dill previously filed with this Registration Statement File No. 333-64751 on April 25,
                2001.

            (d) Power of Attorney for Christopher M. Condron incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-61380), filed on May 22, 2001.

            (e) Power of Attorney for Bruce W. Calvert incorporated herein by reference to Exhibit 23(f) to the Registration Statement on Form N-4 (File No. 333-67876), filed on August 17, 2001.

        11. Not applicable.

        12. Not applicable.

        13. (a) Formulae for Determining Money Market Fund Yield for a Seven-Day Period, incorporated herein by reference to Exhibit 13(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Formulae for Determining Cumulative and Annualized Rates of
                Return, incorporated herein by reference to Exhibit 13(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Formulae for Determining Standardized Performance Value and
                Annualized Average Performance Ratio, incorporated herein by reference to Exhibit 13(c) to Registration Statement No. 33-83750, filed February 27, 1998.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, Ct 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Aventis
46 quai de la Rapee
75601 Paris Cedex 12
France

Norman C. Francis                           Director
Xavier University of Louisiana
1 Drexel Drive
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 W. NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                      Director
UBS Warburg LLC
299 Park Ave 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apartment 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
77 King Street West
Toronto, M5K 1K2
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesnil
75008 Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY  11439

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board,
                                            Chief Executive Officer and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy Chief
                                            Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Selig Ehrlich                              Executive Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and Deputy
                                            General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

Jennifer Blevins                            Executive Vice President

Mary Beth Farrell                           Executive Vice President

John Lefferts                               Executive Vice President and
                                            President of Retail Distribution

William (Alex) MacGillivray                 Executive Vice President

Deanna Mulligan                             Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

         Separate Account No. 45 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

SUBSIDIARY ORGANIZATION CHART- 2002                                                                                         03/07/02
-----------------------------------
      LAST UPDATED: 2/5/02                                                                  State of     State of
                                                                             Type of       Incorp. or    Principal    Federal
                                                                            Subsidiary      Domicile     Operation   Tax ID #
                                                                            ----------      --------     ---------   ---------

------------------------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                        DE           NY      13-3623351
------------------------------------------------------------------------------------------------------------------------------------
   Frontier Trust Company, FSB  (Note 7)                                                       ND           ND      45-0373941
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Client Solutions, LLC   (Note 2)                                                        DE           NY      52-2197822
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Distribution Holding Corporation                                                        DE           NY      13-4078005
   ---------------------------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                                           DE           NY      13-4071393
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                         Operating          DE           NY      06-1555494
      ------------------------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                                        Operating          AL           AL      06-1562392
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                Operating          DE           NY      13-4085852
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                 Operating          MA           MA      04-3491734
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                                        Operating          NV           NV      13-3389068
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                   Operating         P.R.         P.R.     66-0577477
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of of Texas, Inc.                     Operating          TX           TX      75-2529724
         ---------------------------------------------------------------------------------------------------------------------------
      Paramount Planners, LLC                                               Operating          DE           NY      06-1602479
      ------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  (Note 2)*     Insurance          NY           NY      13-5570651
   ---------------------------------------------------------------------------------------------------------------------------------
      The Equitable of Colorado, Inc.*                                      Insurance          CO           CO      13-3198083
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                        Investment         DE           NY      13-3385076
      ------------------------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                                     Investment         DE           NY      13-3385080
         ---------------------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                            Investment         **                        -
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                   HCO             NY           NY      22-2766036
      ------------------------------------------------------------------------------------------------------------------------------
         See Attached Listing A
         ---------------------------------------------------------------------------------------------------------------------------
      ACMC, Inc.     (Note 4)                                                  HCO             DE           NY      13-2677213
      ------------------------------------------------------------------------------------------------------------------------------
      Wil-Gro, Inc                                                          Investment         PA           PA      23-2702404
      ------------------------------------------------------------------------------------------------------------------------------
      STCS, Inc.                                                            Investment         DE           NY      13-3761592
      ------------------------------------------------------------------------------------------------------------------------------
      Fox Run, Inc.                                                         Investment         MA           NY      23-2762596
      ------------------------------------------------------------------------------------------------------------------------------
      FTM Corp.                                                             Investment         MD           MD      13-3778225
      ------------------------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                            Investment         DE           PA      23-2671508
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Rowes Wharf, Inc.                                           Investment         MA           MA      04-3272826
      ------------------------------------------------------------------------------------------------------------------------------
      ELAS Realty, Inc.                                                     Investment         DE           GA      58-2271596
      ------------------------------------------------------------------------------------------------------------------------------
      Prime Property Funding II, Inc.                                       Operating          DE           NY      13-3961599
      ------------------------------------------------------------------------------------------------------------------------------
      Sarasota Prime Hotels, LLC                                            Investment         FL           GA      58-2330533
      ------------------------------------------------------------------------------------------------------------------------------
      ECLL, Inc.                                                            Investment         MI           GA      58-2377569
      ------------------------------------------------------------------------------------------------------------------------------





                                                                           Number of        Parent's
                                                                            Shares         Percent of              Comments
                                                                             Owned         Ownership       (e.g., Basis of Control)
                                                                           ---------       ---------       ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
------------------------------------------------------------------------------------------------------------------------
   Frontier Trust Company, FSB  (Note 7)                                        1,000       100.00%
   ---------------------------------------------------------------------------------------------------------------------
   AXA Client Solutions, LLC   (Note 2)                                                     100.00%
   ---------------------------------------------------------------------------------------------------------------------
   AXA Distribution Holding Corporation                                            -        100.00%
   ---------------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                               -        100.00%
      ------------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                                -        100.00%
      ------------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                                               -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                       -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                        -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                                                        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                                   100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of of Texas, Inc.                                     100.00%
         --------------------------------------------------------------------------------------------------------------
      Paramount Planners, LLC                                                      -        100.00%
      ------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  (Note 2)*     2,000,000       100.00%         NAIC # 62944
   ---------------------------------------------------------------------------------------------------------------------
     The Equitable of Colorado, Inc.*                                       1,000,000       100.00%         NAIC # 62880
      ------------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                              -               -         G.P & L.P.
      ------------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                                           -               -         G.P.
         ---------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                                  -               -        **
      ------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                      -         100.00%
      ------------------------------------------------------------------------------------------------------------------
         See Attached Listing A
         ---------------------------------------------------------------------------------------------------------------
      ACMC, Inc.     (Note 4)                                               5,000,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Wil-Gro, Inc                                                              1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      STCS, Inc.                                                                1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Fox Run, Inc.                                                             1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      FTM Corp.                                                                 1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                                   50       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Equitable Rowes Wharf, Inc.                                               1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      ELAS Realty, Inc.                                                         1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Prime Property Funding II, Inc.                                                       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Sarasota Prime Hotels, LLC                                                  -         100.00%
      ------------------------------------------------------------------------------------------------------------------
      ECLL, Inc.                                                                            100.00%
      ------------------------------------------------------------------------------------------------------------------

SUBSIDIARY ORGANIZATION CHART- 2002                                     03/07/02
-----------------------------------

  * Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership
      Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
*** All subsidiaries are corporations, except as otherwise noted.


   1. The name was changed from The Equitable Companies Incorporated on Sept. 3, 1999.

   2. AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC effective Sept. 20, 1999. Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life to AXA Financial, Inc.

   3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

   4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital"). As of December 31, 2001, AXF and its subsidiaries owned 51.66% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"). AXF held directly 32,621,075 Alliance Capital Units (13.12%); Equitable Life directly owned 5,219,396 Alliance Capital Units (2.10%); ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.63%), and ECMC, LLC owned 24,415,727 Alliance Capital Units (9.82%). Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital. In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.96% each), respectively, representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"), and Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

   6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.

   7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

   8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

SUBSIDIARY ORGANIZATION CHART- 2002                                     03/07/02
--------------------------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - EVLICO, Inc. was dissolved in 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on November
              30, 1999.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - CCMI Corp. was dissolved on October 7, 1999.
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - Six-Pac G.P., Inc. dissolved July 12,1999
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                 dissolved on December 31, 2000.
            - EVLICO East Ridge, Inc. dissolved Jan. 13, 2001
            - EREIM LP Associates (L.P.) dissolved March 27, 2001.
            - EREIM Managers Corporation dissolved March 27, 2001.
            - ML/EQ Real Estate Portfolio, L.P. dissolved March 27, 2001.
            - EML Associates, L.P. dissolved March 27, 2001.
            - EQ Services, Inc. dissolved May 11, 2001.
            - Equitable BJVS, Inc. dissolved October 3, 1999.
            - GP/EQ Southwest, Inc. dissolved October 21, 1997
            - 100 Federal Street Funding Corporation dissolved August 31, 1998.
            - 100 Federal Street Realty Corporation dissolved December 20, 2001.


SUBSIDIARY ORGANIZATION CHART - 2002
LISTING A - EQUITABLE HOLDINGS, LLC                                                                                        03/07/02
-----------------------------------
                                                                                              State of     State of
                                                                                Type of      Incorp. or    Principal      Federal
                                                                               Subsidiary     Domicile     Operation     Tax ID #
                                                                               ----------     --------     ---------     ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  *
   ---------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC
      ------------------------------------------------------------------------------------------------------------------------------
         ELAS Securities Acquisition Corporation                               Operating         DE           NY        13-3049038
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Casualty Insurance Company *                                Operating         VT           VT        06-1166226
         ---------------------------------------------------------------------------------------------------------------------------
         ECMC, LLC   (See Note 4 on Page 2)                                    Operating         DE           NY        13-3266813
         ---------------------------------------------------------------------------------------------------------------------------
            Equitable Capital Private Income & Equity
              Partnership II, L.P.                                             Investment        DE           NY        13-3544879
         ---------------------------------------------------------------------------------------------------------------------------
         Alliance Capital Management Corporation (See Note 4 on Page 2)        Operating         DE           NY        13-3633538
         ---------------------------------------------------------------------------------------------------------------------------
            See Attached Listing B
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JV Holding Corp.                                            Operating         DE           NY        13-3555850
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JVS, Inc.                                                   Investment        DE           GA        58-1812697
         ---------------------------------------------------------------------------------------------------------------------------
            Astor Times Square Corp.                                           Investment        NY           NY        13-3593699
            ------------------------------------------------------------------------------------------------------------------------
            Astor/Broadway Acquisition Corp.                                   Investment        NY           NY        13-3593692
            ------------------------------------------------------------------------------------------------------------------------
            PC Landmark, Inc.                                                  Investment        TX           TX        75-2338215
            ------------------------------------------------------------------------------------------------------------------------
            EJSVS, Inc.                                                        Investment        DE           NJ        58-2169594
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JVS II, Inc.                                                Investment        MD           MD        52-1877232
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Distributors, LLC                                                 Operating         DE           NY        52-2233674
         ---------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency of Alabama, LLC                  Operating         DE           AL        52-2255113
            ------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency, LLC                             Operating         DE        CT, ME, NY   06-1579051
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Massachusetts, LLC      Operating         MA           MA        04-3567096
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Texas, Inc.             Operating         TX           TX        74-3006330
            ------------------------------------------------------------------------------------------------------------------------
         J.M.R. Realty Services, Inc.                                          Operating         DE           NY        13-3813232
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating         DE           NJ        22-3492811
         ---------------------------------------------------------------------------------------------------------------------------







                                                                           Number of     Parent's
                                                                            Shares      Percent of             Comments
                                                                             Owned       Ownership     (e.g., Basis of Control)
                                                                             -----       ---------     ------------------------



AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  *
   ---------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC
      ------------------------------------------------------------------------------------------------------------------------------
         ELAS Securities Acquisition Corporation                                  500      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Casualty Insurance Company *                                 1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            Equitable Capital Private Income & Equity                                                 ECMC is G.P.
              Partnership II, L.P.                                                  -            -    ("Deal Flow Fund II")
            ------------------------------------------------------------------------------------------------------------------------
         Alliance Capital Management Corporation (See Note 4 on Page 2)           100      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            See Attached Listing B
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JV Holding Corp.                                             1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JVS, Inc.                                                    1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            Astor Times Square Corp.                                              100      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Astor/Broadway Acquisition Corp.                                      100      100.00%   G.P. of Astor Acquisition. L.P.
            ------------------------------------------------------------------------------------------------------------------------
            PC Landmark, Inc.                                                   1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            EJSVS, Inc.                                                         1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JVS II, Inc.                                                 1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Distributors, LLC                                                      -      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency of Alabama, LLC                       -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency, LLC                                  -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Massachusetts, LLC           -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Texas, Inc.              1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
         J.M.R. Realty Services, Inc.                                           1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
         ---------------------------------------------------------------------------------------------------------------------------

* Affiliated Insurer

    Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
    Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
    Effective March 15, 2000, Equisource of New York, Inc. and
          its subsidiaries were merged into AXA Network, LLC,
          which was then sold to AXA Distribution Holding Corp.
    Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

SUBSIDIARY ORGANIZATION CHART - 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.                                                                              03/07/02
---------------------------------------------
                                                                                               State of       State of
                                                                                 Type of      Incorp. or      Principal     Federal
                                                                                Subsidiary     Domicile       Operation    Tax ID #
                                                                                ----------     --------       ---------    ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States
   ---------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management Holding L.P. (See Note 4 on Page 2)    Operating         DE             NY
             -----------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.  (See Note 4 on Page 2)           Operating         DE             NY       13-3434400
             -----------------------------------------------------------------------------------------------------------------------
                Albion Alliance LLC                                             Operating         DE             NY       13-3903734
                --------------------------------------------------------------------------------------------------------------------
                Cursitor Alliance LLC                                              HCO            DE             MA       22-3424339
                --------------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance Holdings Ltd.                              Operating        U.K.           U.K.           -
                   -----------------------------------------------------------------------------------------------------------------
                      Draycott Partners. Ltd.                                   Operating         MA            U.K.      98-0116774
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Alliance Services Ltd.                           Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Management Co. S.A.                              Operating        Lux.           Lux.           -
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Asset Allocation Ltd.                            Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                         Cursitor Eaton Asset Management Co.                    Operating         NY             MA       13-3379955
                         -----------------------------------------------------------------------------------------------------------
                         Alliance Cecogest                                      Operating       France         France          -
                         -----------------------------------------------------------------------------------------------------------
                Alliance Capital Management LLC                                    HCO            DE             NY
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein & Co., LLC                                 HCO            DE             NY
                   -----------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware                      HCO            DE             NY       13-2778645
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Ltd.                                    Operating        U.K.           U.K.           -
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein (CREST Nominees)Ltd.                 Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Proprietary Ltd.                        Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Global Investor Services, Inc.                      Operating         DE             NJ       13-3211780
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Fund Distributors, Inc.                             Operating         DE             NY       13-3191825
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Oceanic Corp.                               Operating         DE             NY       13-3441277
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Latin America Ltd.                          Operating       Brazil         Brazil          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Australia Limited                Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management New Zealand Limited              Operating        N.Z.           N.Z.           -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Australia Limited                           Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                      Far Eastern Alliance Aset Management                      Operating       Taiwan         Taiwan          -
                      --------------------------------------------------------------------------------------------------------------
                   Meiji - Alliance Capital Corp.                               Operating         DE             NY       13-3613617
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital (Luxembourg) S.A.                           Operating        Lux.           Lux.           -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Barra Research Institute, Inc.                      Operating         DE             NY       13-3548918
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Canada, Inc.                     Operating         DE           Canada     13-3630460
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Global Derivatives Corp.                    Operating         DE             NY       13-3626546
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Global Investor Services S.A.                            Operating        Lux.           Lux.           -
                   -----------------------------------------------------------------------------------------------------------------
                      ACM Fund Services (Espana) S.L.                           Operating       Spain           Spain          -
                      --------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management (Singapore) Ltd.                 Operating     Singapore       Singapore        -
                   -----------------------------------------------------------------------------------------------------------------
                   ACM International (France) SAS                               Operating       France         France          -
                   -----------------------------------------------------------------------------------------------------------------
                   ACM CIIC Investment Management Ltd.                          Operating    Cayman Isl.     Cayman Isl.
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Software Services Ltd.                                   Operating         DE             NY       13-3910857
                   ----------------------------------------------------------------------------------------------------------------

                                                                               Number of    Parent's
                                                                                Shares      Percent of        Comments
                                                                               Owned      Ownership    (e.g., Basis of Control)
                                                                                -----      ---------    ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States
   ---------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation                                                    owns 1% GP interest in Alliance
                                                                                                     Capital Management L.P. and
                                                                                                     100,000 GP units in Alliance
                                                                                                     Capital Management Holding L.P.
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                  -
             -----------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.  (See Note 4 on Page 2)
             -----------------------------------------------------------------------------------------------------------------------
                Albion Alliance LLC                                                         37.60%   Equitable Life = 4.7%; 3rd
                                                                                                     parties = 57.7%
                --------------------------------------------------------------------------------------------------------------------
                Cursitor Alliance LLC                                                       93.00%   Cursitor Holdings L.P. = 7%
                --------------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance Holdings Ltd.                                         100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Draycott Partners. Ltd.                                              100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Alliance Services Ltd.                                      100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Management Co. S.A.                                         100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Asset Allocation Ltd.                                       100.00%
                      --------------------------------------------------------------------------------------------------------------
                         Cursitor Eaton Asset Management Co.                                50.00%   Cursitor Alliance LLC = 50%
                         -----------------------------------------------------------------------------------------------------------
                         Alliance Cecogest                                                  75.00%   Cursitor Alliance Services Ltd.
                                                                                                     = 25%
                         -----------------------------------------------------------------------------------------------------------
                Alliance Capital Management LLC                                            100.00%
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein & Co., LLC                                         100.00%
                   -----------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware                      10      100.00%
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Ltd.                                               100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein (CREST Nominees)Ltd.                            100.00%
                      --------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Proprietary Ltd.                                   100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Global Investor Services, Inc.                        100      100.00%   formerly, Alliance fund
                                                                                                     Services, Inc.
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Fund Distributors, Inc.                               100      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Oceanic Corp.                               1,000      100.00%   inactive
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Latin America Ltd.                                      99.00%   Alliance Capital Oceanic Corp
                                                                                                     owns 1%
                   ----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Australia Limited                            50.00%   3rd parties = 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management New Zealand Limited                          50.00%   3rd parties = 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Australia Limited                                      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Far Eastern Alliance Aset Management                                  20.00%   3rd parties = 80%
                      --------------------------------------------------------------------------------------------------------------
                   Meiji - Alliance Capital Corp.                              50,000       50.00%   Meiji Mutual Life owns 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital (Luxembourg) S.A.                           3,999       99.98%   Alliance Cap. Oceanic Corp.
                                                                                                     owns 0.025%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Barra Research Institute, Inc.                      1,000      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Canada, Inc.                    18,750      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Global Derivatives Corp.                    1,000      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Global Investor Services S.A.                                        99.00%   Alliance Capital Oceanic Corp.
                                                                                                     owns 1%
                   -----------------------------------------------------------------------------------------------------------------
                      ACM Fund Services (Espana) S.L.                                      100.00%
                      --------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management (Singapore) Ltd.                            100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM International (France) SAS                                          100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM CIIC Investment Management Ltd.                                      54.00%   3rd parties = 46%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Software Services Ltd.                                              100.00%
                   -----------------------------------------------------------------------------------------------------------------

SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.                                                                               03/07/02
---------------------------------------------
                                                                                               State of    State of
                                                                                 Type of      Incorp. or   Principal       Federal
                                                                                Subsidiary     Domicile    Operation      Tax ID #
                                                                                ----------     --------    ---------      ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------
    The Equitable Life Assurance Society of the United States
    ---------------------------------------------------------------------------
       Equitable Holdings, LLC
       ------------------------------------------------------------------------
          Alliance Capital Management Corporation
          ---------------------------------------------------------------------
             Alliance Capital Management L.P.
             ------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware (Cont'd)
                --------------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                   Operating     Mauritius    Mauritius          -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd    Operating       India        India            -
                       -------------------------------------------------------------------------------------------------------------
                    ACAM Trust Company Private Ltd.                             Operating       India        India            -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                               Operating         DE          NY         13-3802178
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management (Asia) Ltd.                     Operating         DE       Singapore     13-3752293
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Asset Management (Japan) Ltd               Operating       Japan        Japan            -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Limited                                    Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Services Ltd.                           Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                          Dimensional Trust Management Ltd.                     Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Inc.                       Operating         DE          NY         52-1671668
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance SBS-AGRO Capital Management Co.                    Operating       Russia      Russia            -
                    ----------------------------------------------------------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                  Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Whittingdale Ltd.                       Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Investments Ltd.                                     Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Nominees Ltd.                               Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                    Hanwha Investment Trust Mgmt. Co., Ltd                      Operating      So Korea    So Korea           -
                    ----------------------------------------------------------------------------------------------------------------
                    New Alliance Asset Management (Asia) Ltd                    Operating        H.K.        H.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    ACM New-Alliance (Luxembourg) S.A.                          Operating        Lux.        Lux.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Mgmt. (Proprietary) Ltd.                   Operating     So Africa    So Africa          -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                     Operating      Zimbabwe    Zimbabwe           -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                    Operating       Nambia      Nambia            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                     Operating      Zimbabwe    Zimbabwe           -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                    Operating       Nambia      Nambia            -
                       -------------------------------------------------------------------------------------------------------------











                                                                                Number of      Parent's
                                                                                 Shares       Percent of            Comments
                                                                                  Owned        Ownership    (e.g., Basis of Control
                                                                                  -----        ---------    -----------------------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
    The Equitable Life Assurance Society of the United States
    --------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.
             -----------------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware (Cont'd)
                --------------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                  75.00%      3rd parties = 25%
                       -------------------------------------------------------------------------------------------------------------
                    ACAM Trust Company Private Ltd.                                          100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                            100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management (Asia) Ltd.                                  100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Asset Management (Japan) Ltd                            100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Limited                                   250,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Services Ltd.                            1,000       100.00%
                       -------------------------------------------------------------------------------------------------------------
                          Dimensional Trust Management Ltd.                     50,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Inc.                        1,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance SBS-AGRO Capital Management Co.                                  49.00%      3rd parties = 51%
                    ----------------------------------------------------------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                               100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Whittingdale Ltd.                                    100.00%
                       -------------------------------------------------------------------------------------------------------------
                       ACM Investments Ltd.                                                  100.00%
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Nominees Ltd.                                            100.00%
                       -------------------------------------------------------------------------------------------------------------
                    Hanwha Investment Trust Mgmt. Co., Ltd                                    20.00%      3rd parties = 80%
                    ----------------------------------------------------------------------------------------------------------------
                    New Alliance Asset Management (Asia) Ltd                                  50.00%      3rd parties = 50%
                    ----------------------------------------------------------------------------------------------------------------
                    ACM New-Alliance (Luxembourg) S.A.                                         1.00%      3rd parties = 99%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Mgmt. (Proprietary) Ltd.                                 80.00%      3rd parties = 20%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                                   50.00%      3rd parties = 50%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                                 100.00%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                                   50.00%      3rd parties = 50%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                                 100.00%
                       -------------------------------------------------------------------------------------------------------------

Item 27. Number of Contractowners

         As of February 28, 2002, there were 6,995 holders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification
         (a)  Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provides, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

          (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

         (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

        (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-laws, or by agreement. (Business Corporation Law ss.ss. 721-726; Insurance Law ss.1216)

         The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London. X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies in $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, EQ Financial Consultants, Inc. ("EQ Financial") has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of EQ Financial.

         (c)   Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) EQ Financial, an indirect wholly owned subsidiary of Equitable, is the principal underwriter for Separate Account No. 45. The principal business address of EQ Financial is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of EQ Financial.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Executive Vice President and Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 David Conine                         Director
 1345 Avenue of the Americas
 33rd Floor
 New York, NY  10105

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

 Nik Malvania                         Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Robert Schmidt                       Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Eric Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Chief Operations
                                      Officer

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice President

*Philomena Scamardella                First Vice President

*Michael Brzozowski                   Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance
                                      Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Certificates" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York,
New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.



Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of April, 2002.


                                        SEPARATE ACCOUNT No. 45 OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)

                                        By: /s/ Robin Wagner
                                            -----------------------------------
                                                Robin Wagner
                                                Vice President and Counsel
                                                The Equitable Life
                                                Assurance Society of the
                                                United States

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of April, 2002.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



     As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

PRINCIPAL FINANCIAL OFFICER:

*Christopher M. Condron                    Chairman of the Board, Chief
                                           Executive Officer and Director

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller



*DIRECTORS:


Bruce W. Calvert         Jean-Rene Fourtou            George T. Lowy
Francoise Colloc'h       Norman C. Francis            Edward D. Miller
Christopher M. Condron   Donald J. Greene             Didier Pineau-Valencienne
Henri de Castries        John T. Hartley              George J. Sella, Jr.
Claus-Michael Dill       John H.F. Haskell, Jr.       Peter J. Tobin
Joseph L. Dionne         Mary R. (Nina) Henderson     Stanley B. Tulin
Denis Duverne            W. Edwin Jarmain
William T. Esrey




*By: /s/ Robin Wagner
    ------------------------
         Robin Wagner
         Attorney-in-Fact



April 5, 2002

                                 EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------


10(a)  Consent of PricewaterhouseCoopers LLP                          EX-99.10a